UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-4603

Thrivent Series Fund, Inc.
(Exact name of registrant as specified in charter)

625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Address of principal executive offices) (Zip code)

John C. Bjork, Assistant Secretary
625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Name and address of agent for service)

Registrant's telephone number, including area code: (612) 340-7005
Date of fiscal year end: December 31
Date of reporting period: September 30, 2005

Item 1. Schedule of Investments

Thrivent Series Fund, Inc.

Schedule of Investments

As of September 30, 2005 (unaudited)

	Aggressive Allocation Portfolio
	Schedule of Investments as of September 30, 2005 (unaudited)
Shares		Market Value	Percentage

Equity Portfolios (92.1%)
112,102	Thrivent Partner Small Cap Growth Portfolio	$1,331,716	3.9%
78,904	Thrivent Partner Small Cap Value Portfolio	1,332,713	4.0
115,802	Thrivent Small Cap Stock Portfolio	1,665,824	4.9
85,674	Thrivent Mid Cap Growth Portfolio	1,341,676	4.0
116,828	Thrivent Partner Mid Cap Value Portfolio	1,338,364	4.0
163,212	Thrivent Mid Cap Stock Portfolio	2,044,021	6.1
667,704	Thrivent Partner International Stock Portfolio	8,627,464	25.7
350,343	Thrivent Large Cap Growth Portfolio	5,297,992	15.8
347,283	Thrivent Large Cap Value Portfolio	3,984,067	11.9
421,400	Thrivent Large Cap Stock Portfolio	3,967,820	11.8

	Total Equity Portfolios
	(cost $29,928,869)	30,931,657

Real Estate Securities Portfolio (3.9%)
74,256	Thrivent Real Estate Securities Portfolio	1,309,579	3.9

	Total Real Estate Securities Portfolio
	(cost $1,274,990)	1,309,579

Debt Portfolio (2.0%)
66,487	Thrivent Limited Maturity Bond Portfolio	661,835	2.0

	Total Debt Portfolio
	(cost $664,636)	661,835

Short-Term Investments (2.0%)
663,420	Thrivent Money Market Portfolio	663,420	2.0

	Total Short-Term Investments
	(cost $663,420)	663,420

	Total Portfolio Investments
	(cost $32,531,915)	$33,566,491	100.0

At September 30, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $1,037,377 and $(2,801), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Moderately Aggressive Allocation Portfolio
	Schedule of Investments as of September 30, 2005 (unaudited)
Shares		Market Value	Percentage

Equity Portfolios (78.3%)
274,970	Thrivent Partner Small Cap Growth Portfolio	$3,266,511	3.0%
193,664	Thrivent Partner Small Cap Value Portfolio	3,271,050	3.0
227,112	Thrivent Small Cap Stock Portfolio	3,267,025	3.0
210,042	Thrivent Mid Cap Growth Portfolio	3,289,300	3.0
286,444	Thrivent Partner Mid Cap Value Portfolio	3,281,475	3.0
355,710	Thrivent Mid Cap Stock Portfolio	4,454,803	4.1
2,005,247	Thrivent Partner International Stock Portfolio	25,910,001	23.7
1,002,333	Thrivent Large Cap Growth Portfolio	15,157,582	13.8
1,040,883	Thrivent Large Cap Value Portfolio	11,941,112	10.9
1,263,091	Thrivent Large Cap Stock Portfolio	11,893,014	10.8

	Total Equity Portfolios
	(cost $83,365,040)	85,731,873

Real Estate Securities Portfolio (3.9%)
243,075	Thrivent Real Estate Securities Portfolio	4,286,843	3.9

	Total Real Estate Securities Portfolio
	(cost $4,207,486)	4,286,843

Debt Portfolios (14.8%)
538,103	Thrivent Income Portfolio	5,386,522	4.9
1,087,237	Thrivent Limited Maturity Bond Portfolio	10,822,679	9.9

	Total Debt Portfolios
	(cost $16,290,798)	16,209,201

Short-Term Investments (3.0%)
3,252,676	Thrivent Money Market Portfolio	3,252,676	3.0

	Total Short-Term Investments
	(cost $3,252,676)	3,252,676

	Total Portfolio Investments
	(cost $107,116,000)	$109,480,593	100.0

At September 30, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $2,446,190 and $(81,597), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Moderate Allocation Portfolio
	Schedule of Investments as of September 30, 2005 (unaudited)
Shares		Market Value	Percentage

Equity Portfolios (65.4%)
707,317	Thrivent Small Cap Stock Portfolio	$10,174,821	6.0%
970,013	Thrivent Mid Cap Stock Portfolio	12,148,151	7.1
2,450,696	Thrivent Partner International Stock Portfolio	31,665,685	18.6
1,449,693	Thrivent Large Cap Growth Portfolio	21,922,688	12.9
1,474,621	Thrivent Large Cap Value Portfolio	16,916,995	9.9
1,969,291	Thrivent Large Cap Stock Portfolio	18,542,451	10.9

	Total Equity Portfolios
	(cost $108,288,049)	111,370,791

Real Estate Securities Portfolio (4.9%)
472,351	Thrivent Real Estate Securities Portfolio	8,330,341	4.9

	Total Real Estate Securities Portfolio
	(cost $8,198,336)	8,330,341

Debt Portfolios (24.7%)
1,329,728	Thrivent High Yield Portfolio	6,721,243	3.9
1,005,885	Thrivent Income Portfolio	10,069,112	5.9
2,542,400	Thrivent Limited Maturity Bond Portfolio	25,307,811	14.9

	Total Debt Portfolios
	(cost $42,330,944)	42,098,166

Short-Term Investments (5.0%)
8,461,257	Thrivent Money Market Portfolio	8,461,257	5.0

	Total Short-Term Investments
	(cost $8,461,257)	8,461,257

	Total Portfolio Investments
	(cost $167,278,586)	$170,260,555	100.0

At September 30, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $3,214,747 and $(232,778), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Moderately Conservative Allocation Portfolio
	Schedule of Investments as of September 30, 2005 (unaudited)
Shares		Market Value	Percentage

Equity Portfolios (45.4%)
213,841	Thrivent Small Cap Stock Portfolio	$3,076,122	4.0%
251,189	Thrivent Mid Cap Stock Portfolio	3,145,813	4.1
739,910	Thrivent Partner International Stock Portfolio	9,560,447	12.4
505,763	Thrivent Large Cap Growth Portfolio	7,648,299	9.9
467,962	Thrivent Large Cap Value Portfolio	5,368,502	7.0
649,373	Thrivent Large Cap Stock Portfolio	6,114,364	8.0

	Total Equity Portfolios
	(cost $33,987,115)	34,913,547

Real Estate Securities Portfolio (2.9%)
128,474	Thrivent Real Estate Securities Portfolio	2,265,755	2.9

	Total Real Estate Securities Portfolio
	(cost $2,203,797)	2,265,755

Debt Portfolios (41.7%)
602,805	Thrivent High Yield Portfolio	3,046,936	4.0
836,495	Thrivent Income Portfolio	8,373,479	10.9
2,074,308	Thrivent Limited Maturity Bond Portfolio	20,648,287	26.8

	Total Debt Portfolios
	(cost $32,233,719)	32,068,702

Short-Term Investments (10.0%)
7,651,902	Thrivent Money Market Portfolio	7,668,609	10.0

	Total Short-Term Investments
	(cost $7,668,609)	7,668,609

	Total Portfolio Investments
	(cost $76,093,240)	$76,916,613	100.0

At September 30, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $988,390 and $(165,017), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Technology Portfolio
	Schedule of Investments as of September 30,			2005 (unaudited)(a)
Shares	Common Stock (85.5%)	Value	Shares	Common Stock (85.5%)	Value

Consumer Discretionary (2.4%)			3,700	BMC Software, Inc.(b)	$78,070
10,800	eBay, Inc.(b)	$444,960	17,900	Broadcom Corporation(b)	839,689
2,700	Pixar, Inc.(b)	120,177	1,200	Business Objects SA ADR(b,c)	41,712
11,500	Time Warner, Inc.	208,265	1,000	CACI International, Inc.(b)	60,600
8,700	Walt Disney Company	209,931	4,300	CDW Corporation	253,356
16,700	XM Satellite Radio Holdings, Inc.(b,c)	599,697	17,500	Check Point Software

	Total Consumer			Technologies, Ltd.(b)	425,600
	Discretionary	1,583,030	97,000	Cisco Systems, Inc.(b)	1,739,210

			14,800	Citrix Systems, Inc.(b)	372,072
Health Care (4.2%)			7,900	Cognizant Technology
1,600	Fisher Scientific International, Inc.(b)	99,280		Solutions Corporation(b)	368,061
10,600	iShares Dow Jones US Healthcare		5,500	Cognos, Inc.(b)	214,115
	Sector Index Fund(c)	659,108	2,300	Computer Sciences Corporation(b)	108,813
14,100	iShares Nasdaq Biotechnology		26,000	Comverse Technology, Inc.(b)	683,020
	Index Fund(b,c)	1,080,624	17,200	Corning, Inc.(b)	332,476
12,800	iShares S&P Global Healthcare		19,600	Cypress Semiconductor
	Sector Index Fund	663,808		Corporation(b,c)	294,980
1,900	Medtronic, Inc.	101,878	64,000	Dell, Inc.(b)	2,188,800
3,000	St. Jude Medical, Inc.(b)	140,400	3,200	Digital River, Inc.(b,c)	111,520
1,200	Zimmer Holdings, Inc.(b)	82,668	3,200	DST Systems, Inc.(b,c)	175,456

	Total Health Care	2,827,766	4,600	Electronic Arts, Inc.(b)	261,694

			14,000	Embarcadero Technologies, Inc.(b)	94,360
Industrials (0.3%)			109,500	EMC Corporation(b)	1,416,930
7,000	Monster Worldwide, Inc.(b)	214,970	8,100	First Data Corporation	324,000

	Total Industrials	214,970	31,900	Flextronics International, Ltd.(b)	409,915

			6,500	FormFactor, Inc.(b,c)	148,330
Information Technology (77.2%)			7,105	Freescale Semiconductor, Inc.(b)	167,536
10,700	Accenture, Ltd.(b)	272,422	3,400	Google, Inc.(b)	1,075,964
4,000	Activision, Inc.(b)	81,800	18,200	Hewlett-Packard Company	531,440
9,900	Advanced Micro Devices, Inc.(b)	249,480	1,648	Homestore, Inc.(b)	7,169
1,600	Affiliated Computer Services, Inc.(b)	87,360	2,600	Hyperion Solutions Corporation(b)	126,490
12,700	Agilent Technologies, Inc.(b)	415,925	39,400	Informatica Corporation(b)	473,588
10,500	Akamai Technologies, Inc.(b,c)	167,475	1,000	Infosys Technologies, Ltd. ADR(c)	74,280
22,400	Altera Corporation(b)	428,064	24,100	Integrated Device Technology, Inc.(b)	258,834
11,300	Amdocs, Ltd.(b)	313,349	87,100	Intel Corporation	2,147,015
5,000	Amphenol Corporation	201,700	20,500	International Business
26,000	Analog Devices, Inc.	965,640		Machines Corporation	1,644,510
500	Anteon International Corporation(b)	21,380	10,900	Jabil Circuit, Inc.(b)	337,028
53,500	Apple Computer, Inc.(b)	2,868,134	3,600	JDA Software Group, Inc.(b,c)	54,648
60,100	Applied Materials, Inc.	1,019,296	64,700	JDS Uniphase Corporation(b)	143,634
13,100	ASML Holding NV ADR(b,c)	216,281	31,900	Juniper Networks, Inc.(b)	758,901
11,000	Atheros Communications, Inc.(b,c)	107,360	14,900	KLA-Tencor Corporation	726,524
16,300	ATI Technologies, Inc.(b,c)	227,222	16,600	Lam Research Corporation(b)	505,802
13,972	AU Optronics Corporation	181,082	1,900	Lexmark International, Inc.(b)	115,995
3,200	Automatic Data Processing, Inc.	137,728	17,200	Linear Technology Corporation	646,548
17,200	Avaya, Inc.(b)	177,160	93,800	Lucent Technologies, Inc.(b,c)	304,850
3,700	Avid Technology, Inc.(b)	153,180	9,400	Macromedia, Inc.(b)	382,298

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Technology Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Shares	Common Stock (85.5%)	Value	Shares	Common Stock (85.5%)	Value

Information Technology — continued			17,000	STMicroelectronics NV(c)	$293,760
22,300	Marvell Technology Group, Ltd.(b)	$1,028,253	42,900	Sun Microsystems, Inc.(b)	168,168
14,100	Maxim Integrated Products, Inc.	601,365	29,821	Symantec Corporation(b)	675,744
7,500	McAfee, Inc.(b)	235,650	10,727	Symbol Technologies, Inc.	103,837
7,800	Mercury Interactive Corporation(b)	308,880	38,408	Taiwan Semiconductor
13,700	Microchip Technology, Inc.	412,644		Manufacturing Company, Ltd. ADR	315,714
41,600	Micromuse, Inc.(b)	327,808	12,200	Telefonaktiebolaget LM Ericsson(c)	449,448
15,200	Micron Technology, Inc.(b)	202,160	11,200	Teradyne, Inc.(b)	184,800
81,600	Microsoft Corporation	2,099,568	34,000	Texas Instruments, Inc.	1,152,600
58,300	Motorola, Inc.	1,287,847	65,100	TIBCO Software, Inc.(b)	544,236
26,300	National Semiconductor		34,000	VeriSign, Inc.(b)	726,580
	Corporation	691,690	8,600	Viisage Technology, Inc.(b,c)	35,690
19,100	NETGEAR, Inc.(b,c)	459,546	7,200	Vishay Intertechnology, Inc.(b)	86,040
15,000	Network Appliance, Inc.(b)	356,100	26,000	Vitria Technology, Inc.(b)	86,580
39,400	Nokia Oyj ADR	666,254	46,500	webMethods, Inc.(b,c)	328,755
59,400	Nortel Networks Corporation(b,c)	193,644	1,800	Websense, Inc.(b)	92,178
43,200	Novell, Inc.(b,c)	321,840	6,400	Western Digital Corporation(b)	82,752
5,800	NVIDIA Corporation(b)	198,824	18,500	Wind River Systems, Inc.(b,c)	239,205
62,900	ON Semiconductor Corporation(b)	325,193	13,100	Xerox Corporation(b)	178,815
98,900	Oracle Corporation(b)	1,225,371	16,800	Xilinx, Inc.	467,880
4,600	Progress Software Corporation(b)	146,142	36,700	Yahoo!, Inc.(b)	1,241,928
2,200	QLogic Corporation(b)	75,240	2,600	Zebra Technologies Corporation(b)	101,634

37,200	QUALCOMM, Inc.	1,664,700		Total Information
24,100	RAE Systems, Inc.(b,c)	82,904		Technology	52,022,616

15,800	Red Hat, Inc.(b,c)	334,802
5,200	Salesforce.com, Inc.(b,c)	120,224	Telecommunications Services (1.4%)
5,800	SanDisk Corporation(b)	279,850	31,501	Sprint Nextel Corporation	749,094
5,800	SAP AG	251,314	6,500	Verizon Communications, Inc.	212,485

8,500	Sapient Corporation(b)	53,125		Total Telecommunications
8,200	Scientific-Atlanta, Inc.	307,582		Services	961,579

9,100	Seagate Technology(b)	144,235

2,300	Shanda Interactive			Total Common Stock
	Entertainment, Ltd.(b,c)	62,215		(cost $51,554,749)	57,609,961

13,500	Siebel Systems, Inc.	139,455
16,800	Stellent, Inc.(b,c)	143,976

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Technology Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
		Interest	Maturity
Shares	Collateral Held for Securities Loaned (10.7%)	Rate(d)	Date	Value

7,243,806	Thrivent Financial Securities Lending Trust	3.770%	N/A	$7,243,806

	Total Collateral Held for Securities Loaned
	(cost $7,243,806)			7,243,806

		Interest	Maturity
Shares	Short-Term Investments (3.8%)	Rate(d)	Date	Value

2,585,523	Thrivent Money Market Portfolio	3.360%	N/A	$2,585,523

	Total Short-Term Investments (at amortized cost)			2,585,523

	Total Investments (cost $61,384,078)			$67,439,290

(a)	The categories of investments are shown as a percentage of total investments.

(b)	Non-income producing security.

(c)	All or a portion of the security is on loan.

(d)	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(e)	Miscellaneous footnote:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

At September 30, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $9,170,976 and $(3,115,764), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Partner Small Cap Growth Portfolio
	Schedule of Investments as of September 30, 2005 (unaudited)(a)
Shares	Common Stock (76.4%)	Value	Shares	Common Stock (76.4%)	Value

Consumer Discretionary (10.9%)			Energy (6.7%)
1,420	Building Materials Holding		4,310	Alon USA Energy, Inc.(b)	$104,086
	Corporation	$132,330	9,640	Alpha Natural Resources, Inc.(b)	289,586
2,660	Carters, Inc.(b,c)	151,088	6,588	Cal Dive International, Inc.(b)	417,745
10,512	Coldwater Creek, Inc.(b,c)	265,113	4,350	Cheniere Energy, Inc.(b,c)	179,916
8,940	Dress Barn, Inc.(b,c)	203,474	6,263	Cooper Cameron Corporation(b)	463,024
17,352	Education Management		5,830	Energy Partners, Ltd.(b,c)	182,013
	Corporation(b)	559,428	8,966	Forest Oil Corporation(b)	467,129
40,788	Entravision Communications		23,030	Grey Wolf, Inc.(b,c)	194,143
	Corporation(b,c)	321,002	4,580	Hornbeck Offshore Services, Inc.(b)	167,765
22,705	Fossil, Inc.(b,c)	413,004	8,858	Hydril Company(b)	608,013
23,142	Fred’s, Inc.(c)	289,506	5,490	NS Group, Inc.(b)	215,482
6,970	GameStop Corporation(b,c)	219,346	13,410	Parallel Petroleum Corporation(b,c)	187,740
4,690	Gaylord Entertainment		11,190	Superior Energy Services, Inc.(b)	258,377
	Company(b,c)	223,478	8,090	Todco	337,434
7,620	Genesco, Inc.(b)	283,769	11,630	Warren Resources, Inc.(b,c)	194,802
19,852	Gentex Corporation(c)	345,425	10,529	Western Gas Resources, Inc.(c)	539,401
8,460	GSI Commerce, Inc.(b,c)	168,354	5,370	World Fuel Services Corporation	174,256

7,720	Guess ?, Inc.(b,c)	165,440		Total Energy	4,980,912

8,490	Hibbett Sporting Goods, Inc.(b)	188,902
7,730	Imax Corporation(b)	80,624	Financials (5.2%)
10,250	Jackson Hewitt Tax Service, Inc.	245,078	7,886	Affiliated Managers Group, Inc.(b,c)	571,104
7,320	Jarden Corporation(b,c)	300,632	7,060	Boston Private Financial
10,020	Monaco Coach Corporation(c)	147,695		Holdings, Inc.(c)	187,372
3,250	Pantry, Inc.(b)	121,452	5,000	Calamos Asset Management, Inc.	123,400
21,674	PETCO Animal Supplies, Inc.(b,c)	458,622	8,020	East West Bancorp, Inc.	273,001
12,817	Ruby Tuesday, Inc.(c)	278,898	10,381	Financial Federal Corporation(c)	413,164
6,390	Stein Mart, Inc.	129,717	3,430	GFI Group, Inc.(b,c)	141,213
3,469	Strayer Education, Inc.	327,890	2,610	Greenhill & Company, Inc.(c)	108,811
8,540	Texas Roadhouse, Inc.(b,c)	127,246	11,800	Investment Technology
13,062	Tractor Supply Company(b,c)	596,280		Group, Inc.(b,c)	349,280
30,383	ValueVision Media, Inc.(b,c)	344,847	10,071	Investors Financial Services
6,260	VistaPrint, Ltd.(b)	95,465		Corporation(c)	331,336
8,970	Warnaco Group, Inc.(b)	196,533	8,721	Jefferies Group, Inc.(c)	379,800
10,920	Winnebago Industries, Inc.(c)	316,352	2,840	Kilroy Realty Corporation	159,125
6,880	WMS Industries, Inc.(b,c)	193,534	6,490	Nasdaq Stock Market, Inc.(b)	164,522
9,960	Wolverine World Wide, Inc.	209,658	9,270	Sunstone Hotel Investors, Inc.	226,095

	Total Consumer		8,858	Wintrust Financial Corporation	445,203

	Discretionary	8,100,182		Total Financials	3,873,426

Consumer Staples (0.9%)
2,440	Hansen Natural Corporation(b,c)	114,875
54,956	SunOpta, Inc.(b,c)	267,086
7,230	United Natural Foods, Inc.(b)	255,653

	Total Consumer Staples	637,614

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Partner Small Cap Growth Portflolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Shares	Common Stock (76.4%)	Value	Shares	Common Stock (76.4%)	Value

Health Care (14.3%)			4,910	Bucyrus International, Inc.(c)	$241,228
9,283	Advanced Neuromodulation		4,010	Ceradyne, Inc.(b,c)	147,087
	Systems, Inc.(b,c)	$440,571	16,862	Forward Air Corporation	621,196
6,280	American Healthways, Inc.(b,c)	266,272	37,081	FTI Consulting, Inc.(b,c)	936,666
21,741	American Medical Systems		6,200	Global Cash Access, Inc.(b,c)	87,420
	Holdings, Inc.(b)	438,081	12,530	Hexcel Corporation(b,c)	229,174
18,319	AmSurg Corporation(b,c)	501,208	13,509	Jacobs Engineering Group, Inc.(b)	910,507
6,160	Amylin Pharmaceuticals, Inc.(b,c)	214,306	9,720	JLG Industries, Inc.(c)	355,655
14,211	Apria Healthcare Group, Inc.(b)	453,473	6,440	Kansas City Southern, Inc.(b,c)	150,116
2,410	Biosite, Inc.(b,c)	149,083	8,900	Labor Ready, Inc.(b,c)	228,285
13,744	Connetics Corporation(b,c)	232,411	3,140	Manitowoc Company, Inc.	157,785
8,740	Cubist Pharmaceuticals, Inc.(b,c)	188,260	9,140	Pacer International, Inc.	240,930
7,660	CV Therapeutics, Inc.(b,c)	204,905	8,800	Resources Global Professionals(b,c)	260,744
11,200	Gentiva Health Services, Inc.(b,c)	202,944	7,494	Stericycle, Inc.(b)	428,282
18,662	HealthExtras, Inc.(b,c)	398,994	6,700	Teledyne Technologies, Inc.(b)	230,949
7,510	Human Genome Sciences, Inc.(b)	102,061	8,430	Tetra Tech, Inc.(b)	141,793
5,815	IDEXX Laboratories, Inc.(b)	388,907	7,470	Wabtec Corporation	203,782
6,870	INAMED Corporation(b,c)	519,922	3,850	Washington Group
1,920	Intuitive Surgical, Inc.(b)	140,717		International, Inc.(b)	207,476
13,222	Kensey Nash Corporation(b,c)	405,387	5,200	Watsco, Inc.	276,172
6,900	Kyphon, Inc.(b,c)	303,186	8,734	Watts Water Technologies, Inc.(c)	251,976
6,140	LCA-Vision, Inc.(c)	227,917	9,080	WESCO International, Inc.(b)	307,540

4,740	Mentor Corporation(c)	260,747		Total Industrials	7,261,161

8,940	MGI Pharma, Inc.(b)	208,391
5,680	Momenta Pharmaceuticals, Inc.(b,c)	154,780	Information Technology (26.4%)
35,100	Nabi Biopharmaceuticals(b,c)	459,810	10,690	ADTRAN, Inc.	336,735
3,640	New River Pharmaceuticals, Inc(b)	174,502	9,180	Advent Software, Inc.(b,c)	247,309
29,085	PSS World Medical, Inc.(b,c)	387,994	50,967	Agile Software Corporation(b,c)	365,433
7,160	Psychiatric Solutions, Inc.(b)	388,287	13,798	Altiris, Inc.(b)	210,971
8,740	Senomyx, Inc.(b,c)	148,842	28,279	Andrew Corporation(b)	315,311
6,210	Serologicals Corporation(b,c)	140,098	16,730	aQuantive, Inc.(b,c)	336,775
6,600	Sierra Health Services, Inc.(b)	454,542	20,737	Avocent Corporation(b)	656,119
4,850	Sunrise Senior Living, Inc.(b,c)	323,689	14,747	Benchmark Electronics, Inc.(b)	444,180
7,300	Sybron Dental Specialties, Inc.(b)	303,534	22,470	CNET Networks, Inc.(b,c)	304,918
6,490	United Surgical Partners		6,370	Cogent, Inc.(b,c)	151,288
	International, Inc.(b)	253,824	11,667	Coherent, Inc.(b)	341,610
5,270	United Therapeutics Corporation(b,c)	367,846	17,170	Cypress Semiconductor
7,335	Varian, Inc.(b)	251,737		Corporation(b,c)	258,408
8,200	Vertex Pharmaceuticals, Inc.(b)	183,270	29,267	Digital Insight Corporation(b)	762,698
10,600	ViroPharma, Inc.(b)	220,480	11,973	Entegris, Inc.(b)	135,295
3,450	Wellcare Health Plans, Inc.(b)	127,822	5,280	Euronet Worldwide, Inc.(b)	156,235

	Total Health Care	10,588,800	9,944	FactSet Research Systems, Inc.(c)	350,409

			18,935	Fair Isaac Corporation(c)	848,288
Industrials (9.8%)			17,195	FileNet Corporation(b,c)	479,740
8,330	Administaff, Inc.	331,034	13,690	Foundry Networks, Inc.(b,c)	173,863
5,040	Astec Industries, Inc.(b)	143,086	14,640	Genesis Microchip, Inc.(b,c)	321,348
5,100	Aviall, Inc.(b,c)	172,278	8,031	Global Imaging Systems, Inc.(b,c)	273,456

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Partner Small Cap Growth Portflolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Shares	Common Stock (76.4%)	Value	Shares	Common Stock (76.4%)	Value

Information Technology — continued			10,320	Sirf Technology Holdings, Inc.(b)	$310,942
6,230	Heartland Payment Systems, Inc.(b) $148,648		8,330	Tekelec, Inc.(b,c)	174,514
32,770	Homestore, Inc.(b,c)	142,550	12,285	THQ, Inc.(b,c)	261,916
9,891	Hyperion Solutions Corporation(b)	481,197	13,400	Trident Microsystems, Inc.(b,c)	426,254
44,796	Informatica Corporation(b,c)	538,448	16,852	UNOVA, Inc.(b,c)	589,483
25,600	Internet Capital Group, Inc.(b,c)	225,536	66,106	ValueClick, Inc.(b,c)	1,129,748
6,360	Internet Security Systems, Inc.(b)	152,704	6,860	Varian Semiconductor Equipment
13,193	Intersil Corporation(c)	287,344		Associates, Inc.(b,c)	290,658
4,180	Itron, Inc.(b)	190,859	18,570	Witness Systems, Inc.(b,c)	387,927
5,740	Ixia(b,c)	84,435	14,252	Zebra Technologies Corporation(b)	557,111

27,004	Jack Henry & Associates, Inc.	523,878		Total Information
9,675	Kronos, Inc.(b,c)	431,892		Technology	19,651,616

16,984	Littelfuse, Inc.(b)	477,760
7,810	M-Systems Flash Disk		Materials (0.9%)
	Pioneers, Ltd.(b)	233,675	2,200	Cleveland-Cliffs, Inc.(c)	191,642
19,366	Macrovision Corporation(b)	369,891	1,750	Eagle Materials, Inc.(c)	212,398
7,470	MICROS Systems, Inc.(b,c)	326,812	7,200	Titanium Metals Corporation(b,c)	284,832

15,960	Microsemi Corporation(b)	407,618		Total Materials	688,872

9,530	MoneyGram International, Inc.	206,896
10,830	NETGEAR, Inc.(b,c)	260,570	Telecommunications Services (1.3%)
6,640	Open Solutions, Inc.(b,c)	144,885	29,460	Dobson Communications
16,470	Openwave Systems, Inc.(b,c)	296,131		Corporation(b)	226,253
42,480	Parametric Technology		12,832	NeuStar, Inc.(b)	410,496
	Corporation(b)	296,086	21,980	SBA Communications
24,565	Photon Dynamics, Inc(b,c)	470,420		Corporation(b,c)	339,591

9,020	Progress Software Corporation(b)	286,565		Total Telecommunications
9,504	Rogers Corporation(b,c)	367,805		Services	976,340

11,001	SafeNet, Inc.(b,c)	399,446

5,060	Silicon Laboratories, Inc.(b,c)	153,773		Total Common Stock
5,340	SINA Corporation(b)	146,850		(cost $48,750,685)	56,758,923

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Partner Small Cap Growth Portflolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
		Interest	Maturity
Shares	Collateral Held for Securities Loaned (20.3%)	Rate(d)	Date	Value

15,057,540	Thrivent Financial Securities Lending Trust	3.770%	N/A	$15,057,540

	Total Collateral Held for Securities Loaned
	(cost $15,057,540)			15,057,540

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (3.3%)	Rate(d)	Date	Value

$1,545,000	Grampian Funding, LLC	3.880%	10/3/2005	$1,544,667
927,936	Thrivent Money Market Portfolio	3.360	N/A	927,936

	Total Short-Term Investments (at amortized cost)			2,472,603

	Total Investments (cost $66,280,828)			$74,289,066

(a)	The categories of investments are shown as a percentage of total investments.

(b)	Non-income producing security.

(c)	All or a portion of the security is on loan.

(d)	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

At September 30, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $10,146,717 and $(2,138,479), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Partner Small Cap Value Portfolio
	Schedule of Investments as of September 30,			2005 (unaudited)(a)
Shares	Common Stock (79.8%)	Value	Shares	Common Stock (79.8%)	Value

Consumer Discretionary (10.3%)			Financials (18.8%)
54,000	Aaron Rents, Inc.	$1,142,100	31,600	Allied Capital Corporation(b)	$904,708
22,000	CSS Industries, Inc.(b)	715,440	15,000	American Capital Strategies, Ltd.(b)	549,900
41,000	Cutter & Buck, Inc.(b)	504,300	41,000	Bedford Property Investors, Inc.(b)	977,440
52,000	Dixie Group, Inc.(b,c)	828,880	18,900	Boston Private Financial
24,600	Fred’s, Inc.(b)	307,746		Holdings, Inc.(b)	501,606
44,500	Hancock Fabrics, Inc.(b)	299,485	37,000	Bristol West Holdings, Inc.	675,250
72,500	Haverty Furniture Companies, Inc.(b)	886,675	36,600	East West Bancorp, Inc.	1,245,864
120,500	IMPCO Technologies, Inc.(b,c)	723,000	34,500	First Financial Fund, Inc.(b)	668,610
39,700	Journal Register Company	642,346	15,000	First Potomac Realty Trust	385,500
19,000	Matthews International		43,800	First Republic Bank	1,543,074
	Corporation	718,010	9,000	Gables Residential Trust	392,850
20,800	Orient Express Hotels, Ltd.	591,136	26,000	GB&T Bancshares, Inc.(b)	551,980
32,500	RARE Hospitality		53,000	Glenborough Realty Trust, Inc.	1,017,600
	International, Inc.(c)	835,250	15,700	Innkeepers USA Trust	242,565
14,600	Ruby Tuesday, Inc.(b)	317,696	15,000	iShares Russell 2000 Value(b)	988,950
30,300	Saga Communications, Inc.(b,c)	402,990	9,000	Kilroy Realty Corporation	504,270
6,100	SCP Pool Corporation	213,073	30,000	Kite Realty Group Trust	447,600
30,700	Stanley Furniture Company, Inc.(b)	804,033	2,400	Markel Corporation(c)	793,200
18,200	Steak n Shake Company(c)	330,330	41,300	Max Re Capital, Ltd.	1,023,827
35,000	Stein Mart, Inc.	710,500	22,500	Midland Company(b)	810,675
37,000	TBC Corporation(c)	1,276,130	32,500	Net Bank, Inc.(b)	270,075
22,500	WCI Communities, Inc.(b,c)	638,325	29,000	Ohio Casualty Corporation	786,480

	Total Consumer		20,000	Piper Jaffray Companies(c)	597,200
	Discretionary	12,887,445	27,200	ProAssurance Corporation(c)	1,269,424

			66,000	Strategic Hotel Capital, Inc.(b)	1,205,160
Consumer Staples (1.9%)			23,200	SVB Financial Group(b,c)	1,128,448
80,000	Alliance One International, Inc.(b)	283,200	63,600	Texas Regional Bancshares, Inc.(b)	1,831,045
29,100	Casey’s General Stores, Inc.	675,120	24,800	Trammell Crow Company(c)	612,064
27,700	Nash Finch Company(b)	1,168,663	22,000	Triad Guaranty, Inc.(b,c)	862,840
20,000	Wild Oats Markets, Inc.(b,c)	257,200	25,000	Washington Real Estate

	Total Consumer Staples	2,384,183		Investment Trust	777,750

				Total Financials	23,565,955

Energy (7.4%)
14,500	Atwood Oceanics, Inc.(b,c)	1,221,045	Health Care (4.2%)
11,900	Cimarex Energy Company(c)	539,427	12,400	Arrow International, Inc.(b)	349,680
28,000	Encore Acquisition Company(c)	1,087,800	53,500	Diversa Corporation(b,c)	309,765
31,600	Forest Oil Corporation(c)	1,646,360	25,000	Myogen, Inc.(b,c)	587,500
22,800	Lone Star Technologies, Inc.(c)	1,267,452	43,000	Myriad Genetics, Inc.(b,c)	939,980
35,550	TETRA Technologies, Inc.(c)	1,109,871	9,000	National Healthcare Corporation(b)	315,000
30,500	W-H Energy Services, Inc.(c)	988,810	36,500	Odyssey Healthcare, Inc.(b,c)	619,405
33,600	Whiting Petroleum Corporation(c)	1,473,024	45,000	Owens & Minor, Inc.	1,320,750

	Total Energy	9,333,789	27,500	West Pharmaceutical Services, Inc.(b) 815,925

				Total Health Care	5,258,005

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Partner Small Cap Value Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Shares	Common Stock (79.8%)	Value	Shares	Common Stock (79.8%)	Value

Industrials (16.9%)			50,000	Methode Electronics, Inc.	$576,000
22,500	Accuride Corporation(b,c)	$310,725	98,000	MPS Group, Inc.(c)	1,156,400
12,000	Ameron International		14,300	Progress Software Corporation(c)	454,311
	Corporation(b)	556,800	54,800	RSA Security, Inc.(c)	696,508
29,600	C&D Technologies, Inc.	278,536	78,000	SBS Technologies, Inc.(c)	751,140
55,000	Casella Waste Systems, Inc.(b,c)	722,150	27,500	StarTek, Inc.(b)	363,000

32,600	Dollar Thrifty Automotive			Total Information
	Group, Inc.(b,c)	1,097,642		Technology	9,233,395

14,500	EDO Corporation(b)	435,435
44,000	Electro Rent Corporation(c)	553,520	Materials (7.9%)
11,400	ElkCorp	407,778	37,400	Airgas, Inc.	1,108,162
20,600	Franklin Electric Company, Inc.(b)	852,634	20,000	AptarGroup, Inc.	996,200
19,000	FTI Consulting, Inc.(b,c)	479,940	25,000	Arch Chemicals, Inc.	581,250
25,000	G & K Services, Inc.	984,750	17,700	Carpenter Technology
40,800	Genesee & Wyoming, Inc.(c)	1,293,360		Corporation	1,037,397
17,800	Genlyte Group, Inc.(c)	855,824	15,500	Chesapeake Corporation	285,045
34,000	Hub Group, Inc.(c)	1,248,140	7,000	Deltic Timber Corporation(b)	322,350
25,600	IDEX Corporation	1,089,280	18,850	Florida Rock Industries, Inc.	1,208,096
45,000	Insituform Technologies, Inc.(c)	778,050	47,600	Gibraltar Industries, Inc.(b)	1,088,612
12,400	JLG Industries, Inc.(b)	453,716	19,300	MacDermid, Inc.	506,818
26,200	Kirby Corporation(c)	1,295,066	15,000	Meridian Gold, Inc.(c)	328,650
70,000	LSI Industries, Inc.	1,330,000	28,300	Metal Management, Inc.(b)	717,405
23,000	Macquarie Infrastructure		8,500	Minerals Technologies, Inc.	486,285
	Company Trust(b)	648,600	41,500	Myers Industries, Inc.(b)	483,060
44,200	McGrath Rentcorp	1,252,186	40,000	Stillwater Mining Company(b,c)	366,000
25,800	Nordson Corporation	981,174	29,800	Wausau-Mosinee
35,000	Pike Electric Corporation(c)	655,550		Paper Corporation(b)	372,798

36,500	RemedyTemp, Inc.(c)	303,680		Total Materials	9,888,128

50,500	Vitran Corporation, Inc.(c)	819,110
19,800	Waste Connections, Inc.(c)	694,584	Telecommunications Services (0.4%)
9,300	Woodward Governor Company	790,965	62,000	Premiere Global Services, Inc.(b,c)	507,160

	Total Industrials	21,169,195		Total Telecommunications

				Services	507,160

Information Technology (7.4%)
63,000	Agile Software Corporation(b,c)	451,710	Utilities (4.6%)
21,500	Applied Films Corporation(c)	451,500	22,000	Black Hills Corporation(b)	954,140
12,500	ATMI, Inc.(b,c)	387,500	43,500	Cleco Corporation	1,025,730
33,600	Belden CDT, Inc.	652,848	31,000	El Paso Electric Company(c)	646,350
32,000	Brooks Automation, Inc.(c)	426,560	12,100	Otter Tail Power Company(b)	374,374
34,000	Catapult Communications		28,700	Southwest Gas Corporation	786,093
	Corporation(c)	623,560	28,000	UniSource Energy Corporation(b)	930,720
63,940	Entegris, Inc.(c)	722,522	36,000	Vectren Corporation	1,020,600

44,000	Helix Technology Corporation	649,000		Total Utilities	5,738,007

143,000	Lattice Semiconductor

	Corporation(c)	612,040		Total Common Stock
9,200	Littelfuse, Inc.(c)	258,796		(cost $88,472,415)	99,965,262

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Partner Small Cap Value Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
		Interest	Maturity
Shares	Collateral Held for Securities Loaned (17.9%)	Rate(d)	Date	Value

22,388,489	Thrivent Financial Securities Lending Trust	3.770%	N/A	$22,388,489

	Total Collateral Held for Securities Loaned
	(cost $22,388,489)			22,388,489

		Interest	Maturity
Shares	Short-Term Investments (2.3%)	Rate(d)	Date	Value

2,909,624	Thrivent Money Market Portfolio	3.360%	N/A	$2,909,624

	Total Short-Term Investments (at amortized cost)			2,909,624

	Total Investments (cost $113,770,528)			$125,263,375

(a)	The categories of investments are shown as a percentage of total investments.

(b)	All or a portion of the security is on loan.

(c)	Non-income producing security.

(d)	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

At September 30, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $15,678,965 and $(4,186,118), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Small Cap Stock Portfolio
	Schedule of Investments as of September 30,			2005 (unaudited)(a)
Shares	Common Stock (79.5%)	Value	Shares	Common Stock (79.5%)	Value

Consumer Discretionary (9.5%)			Energy (7.7%)
25,500	AnnTaylor Stores Corporation(b)	$677,025	35,400	Cimarex Energy Company(b)	$1,604,682
28,400	Autoliv, Inc.	1,235,400	37,600	Dawson Geophysical Company(b,c)	1,137,400
13,600	Boyd Gaming Corporation	586,432	19,900	Dril-Quip, Inc.(b,c)	955,200
27,000	Cheesecake Factory, Inc.(b)	843,480	35,200	Energy Partners, Ltd.(b,c)	1,098,944
18,100	Children’s Place Retail		38,400	FMC Technologies, Inc.(b)	1,617,024
	Stores, Inc.(b,c)	645,084	16,700	Frontier Oil Corporation(c)	740,645
25,600	GameStop Corporation(b,c)	805,632	52,800	Global Industries, Ltd.(b)	778,272
33,950	Golf Galaxy, Inc.(b)	541,163	19,800	Helmerich & Payne, Inc.	1,195,722
22,500	Guitar Center, Inc.(b)	1,242,225	20,900	Massey Energy Company(c)	1,067,363
7,000	Hovnanian Enterprises, Inc.(b)	358,400	46,400	Oil States International, Inc.(b)	1,684,784
66,100	Insight Enterprises, Inc.(b)	1,229,460	33,500	Patterson-UTI Energy, Inc.	1,208,680
133,200	Interface, Inc.(b)	1,100,232	10,400	Peabody Energy Corporation	877,240
23,100	International Speedway		69,800	Pioneer Drilling Company(b,c)	1,362,496
	Corporation	1,212,057	45,300	Pride International, Inc.(b)	1,291,503
26,200	Joseph A. Bank Clothiers, Inc.(b,c)	1,132,364	45,500	Range Resources Corporation	1,756,755
60,900	Lions Gate Entertainment		52,800	Superior Energy Services, Inc.(b,c)	1,219,152
	Corporation(b,c)	580,986	14,000	Tesoro Petroleum Corporation	941,360
7,584	M.D.C. Holdings, Inc.	598,302	45,700	Todco	1,906,147
53,850	MarineMax, Inc.(b,c)	1,372,636	25,700	Ultra Petroleum Corporation(b)	1,461,816
33,950	Men’s Wearhouse, Inc.(b)	906,465	27,100	World Fuel Services Corporation	879,395

32,200	New York & Company, Inc.(b,c)	528,080		Total Energy	24,784,580

29,600	Nordstrom, Inc.	1,015,872
83,100	Quiksilver, Inc.(b)	1,200,795	Financials (15.4%)
21,600	R.H. Donnelley Corporation(b)	1,366,416	27,550	Affiliated Managers Group, Inc.(b,c)	1,995,171
17,000	Red Robin Gourmet Burgers, Inc.(b,c) 779,280		14,400	Alexandria Real Estate
19,900	Regis Corporation	752,618		Equities, Inc.	1,190,736
54,500	SCP Pool Corporation	1,903,685	39,200	American Capital Strategies, Ltd.(c)	1,437,072
53,625	Shuffle Master, Inc.(b,c)	1,417,309	51,750	Argonaut Group, Inc.(b,c)	1,397,768
19,200	Steiner Leisure, Ltd.(b)	652,224	53,800	Asset Acceptance
54,200	Texas Roadhouse, Inc.(b,c)	807,580		Capital Corporation(b)	1,612,386
17,300	Tractor Supply Company(b)	789,745	45,150	BioMed Realty Trust, Inc.	1,119,720
61,300	Warnaco Group, Inc.(b)	1,343,083	25,918	BOK Financial Corporation	1,248,470
30,800	WCI Communities, Inc.(b,c)	873,796	121,800	Cardinal Financial Corporation(b,c)	1,175,370
46,600	West Marine, Inc.(b,c)	688,748	49,600	Center Financial Corporation(c)	1,165,600
59,300	Wolverine World Wide, Inc.	1,248,265	47,800	CoBiz, Inc.(c)	889,558

	Total Consumer		60,700	Colonial BancGroup, Inc.	1,359,680
	Discretionary	30,434,839	27,100	EastGroup Properties, Inc.	1,185,625

			68,100	FelCor Lodging Trust, Inc.(b)	1,031,715
Consumer Staples (1.5%)			23,300	First Community Bancorp, Inc.(c)	1,114,439
66,900	Casey’s General Stores, Inc.	1,552,080	34,100	First Indiana Corporation(c)	1,161,787
33,300	Central Garden & Pet Company(b)	1,506,825	23,900	Global Signal, Inc.	1,069,286
30,700	Dean Foods Company(b)	1,193,002	56,500	GMH Communities Trust	828,855
33,050	Reddy Ice Holdings, Inc.	677,856	28,200	Greenhill & Company, Inc.(c)	1,175,658

	Total Consumer Staples	4,929,763	86,750	HCC Insurance Holdings, Inc.	2,474,977

			68,400	HRPT Properties Trust	848,844

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Small Cap Stock Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Shares	Common Stock (79.5%)	Value	Shares	Common Stock (79.5%)	Value

Financials — continued			60,100	HealthTronics, Inc.(b)	$598,596
22,100	iShares Russell 2000 Index Fund(c)	$1,466,114	22,600	Henry Schein, Inc.(b)	963,212
4,200	iShares Russell Microcap		48,600	Horizon Health Corporation(b)	1,320,462
	Index Fund(c)	213,654	39,600	InterMune, Inc.(b,c)	655,380
25,400	iShares S&P SmallCap 600		18,200	Intuitive Surgical, Inc.(b,c)	1,333,878
	Index Fund(c)	1,468,628	8,000	Invitrogen Corporation(b)	601,840
33,600	LaSalle Hotel Properties	1,157,520	19,200	Kyphon, Inc.(b)	843,648
23,800	MB Financial, Inc.(c)	927,724	14,600	Mentor Corporation(c)	803,146
28,863	Mercantile Bank Corporation	1,235,048	23,000	MGI Pharma, Inc.(b)	536,130
48,650	Nexity Financial Corporation(b)	790,562	52,500	NeoPharm, Inc.(b,c)	651,000
82,200	Ohio Casualty Corporation	2,229,264	5,600	Neurocrine Biosciences, Inc.(b)	275,464
14,100	Philadelphia Consolidated		110,200	NovaMed, Inc.(b)	753,823
	Holding Corporation(b)	1,197,090	118,900	OraSure Technologies, Inc.(b,c)	1,121,227
36,100	Pinnacle Financial Partners, Inc.(b,c)	908,998	22,800	Protein Design Labs, Inc.(b)	638,400
28,600	Piper Jaffray Companies(b)	853,996	24,700	Psychiatric Solutions, Inc.(b)	1,339,481
49,500	Platinum Underwriters		20,900	ResMed, Inc.(b,c)	1,664,685
	Holdings, Ltd.	1,479,555	188,900	Savient Pharmaceuticals, Inc.(b,c)	712,153
36,300	PowerShares Zacks		23,900	Sierra Health Services, Inc.(b)	1,645,993
	Micro Cap Portfolio(b)	545,589	43,500	Sybron Dental Specialties, Inc.(b)	1,808,730
30,400	RLI Corporation	1,406,304	36,500	Symbion, Inc.(b)	944,255
18,600	SL Green Realty Corporation(c)	1,268,148	48,200	United Surgical Partners
46,400	Strategic Hotel Capital, Inc.	847,264		International, Inc.(b,c)	1,885,102
44,100	Sunstone Hotel Investors, Inc.	1,075,599	32,100	Vertex Pharmaceuticals, Inc.(b,c)	717,435
24,750	Taylor Capital Group, Inc.	936,045	28,800	Wellcare Health Plans, Inc.(b,c)	1,067,040

31,300	Virginia Commerce Bancorp, Inc.(b,c)	847,604		Total Health Care	35,357,745

41,703	Washington Federal, Inc.	940,820
21,700	Westamerica Bancorporation	1,120,805	Industrials (14.2%)
20,800	Wintrust Financial Corporation	1,045,408	53,100	Adesa, Inc.	1,173,510

	Total Financials	49,444,456	31,300	ARGON ST, Inc.(b,c)	918,342

			97,800	Artesyn Technologies, Inc.(b,c)	909,540
Health Care (11.0%)			52,000	Baldor Electric Company	1,318,200
24,500	Amedisys, Inc.(b,c)	955,500	60,350	Beacon Roofing Supply, Inc.(b)	1,971,634
29,700	American Healthways, Inc.(b,c)	1,259,280	27,700	Consolidated Graphics, Inc.(b)	1,192,485
15,900	AMERIGROUP Corporation(b)	304,008	23,600	DRS Technologies, Inc.	1,164,896
26,800	ArthroCare Corporation(b,c)	1,077,896	24,300	G & K Services, Inc.	957,177
19,000	Centene Corporation(b)	475,570	48,550	Genesee & Wyoming, Inc.(b)	1,539,035
33,200	Community Health Systems, Inc.(b)	1,288,492	32,300	Genlyte Group, Inc.(b)	1,552,984
12,500	Covance, Inc.(b)	599,875	26,150	Graco, Inc.	896,422
34,100	Dade Behring Holdings, Inc.	1,250,106	22,300	Hub Group, Inc.(b)	818,633
56,700	Dexcom, Inc.(b,c)	658,854	31,900	Huron Consulting Group, Inc.(b,c)	855,558
21,700	Digene Corporation(b,c)	618,450	37,600	IDEX Corporation	1,599,880
43,300	Endo Pharmaceutical		66,600	Interline Brands, Inc.(b)	1,399,266
	Holdings, Inc.(b)	1,154,811	28,100	Jacobs Engineering Group, Inc.(b)	1,893,940
64,400	Exelixis, Inc.(b)	493,948	35,750	Knight Transportation, Inc.(c)	870,870
39,300	First Horizon Pharmaceutical		48,400	Labor Ready, Inc.(b)	1,241,460
	Corporation(b,c)	780,891	42,800	Landstar System, Inc.	1,713,284
32,800	Haemonetics Corporation(b)	1,558,984	28,200	Manitowoc Company, Inc.	1,417,050

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Small Cap Stock Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Shares	Common Stock (79.5%)	Value	Shares	Common Stock (79.5%)	Value

Industrials — continued			32,300	Inter-Tel, Inc.(c)	$678,300
29,600	McGrath Rentcorp(c)	$838,568	11,800	International Rectifier
52,400	Mercury Computer			Corporation(b)	531,944
	Systems, Inc.(b)	1,375,500	103,600	iVillage, Inc.(b,c)	752,136
41,000	MSC Industrial Direct		21,000	Kronos, Inc.(b)	937,440
	Company, Inc.	1,359,970	32,500	Manhattan Associates, Inc.(b,c)	754,000
46,500	Oshkosh Truck Corporation	2,006,940	154,600	Micromuse, Inc.(b)	1,218,248
49,000	Pacer International, Inc.	1,291,640	12,600	MICROS Systems, Inc.(b)	551,250
14,400	Pall Corporation	396,000	31,800	Microsemi Corporation(b)	812,172
21,700	Precision Castparts Corporation	1,152,270	117,700	MPS Group, Inc.(b)	1,388,860
41,300	Roper Industries, Inc.	1,622,677	187,700	NMS Communications
60,200	SkyWest, Inc.	1,614,564		Corporation(b,c)	694,490
92,800	Standard Parking Corporation(b,c)	1,765,984	141,600	ON Semiconductor
51,600	Stewart & Stevenson Services, Inc.	1,230,660		Corporation(b)	732,072
19,500	Terex Corporation(b)	963,885	117,100	Parametric Technology
45,900	URS Corporation(b)	1,853,901		Corporation(b)	816,187
44,100	Waste Connections, Inc.(b)	1,547,028	83,800	Phoenix Technologies, Ltd.(b)	631,014
35,600	Watson Wyatt &		39,300	Photronics, Inc.(b)	762,420
	Company Holdings	959,420	78,600	Plexus Corporation(b)	1,343,274

	Total Industrials	45,383,173	77,700	Powerwave Technologies, Inc.(b,c)	1,009,323

			26,400	Progress Software Corporation(b)	838,728
Information Technology (13.8%)			27,000	QLogic Corporation(b)	923,400
18,000	ADTRAN, Inc.	567,000	18,700	ScanSource, Inc.(b,c)	911,438
41,700	Anteon International		63,100	Stellent, Inc.(b,c)	540,767
	Corporation(b)	1,783,092	32,000	Tech Data Corporation(b)	1,174,720
67,600	Axcelis Technologies, Inc.(b)	352,872	77,300	TIBCO Software, Inc.(b)	646,228
41,700	Benchmark Electronics, Inc.(b)	1,256,004	74,600	TNS, Inc.(b)	1,809,050
13,700	Cabot Microelectronics		77,200	Tollgrade Communications, Inc.(b)	653,112
	Corporation(b,c)	402,506	32,000	Trimble Navigation, Ltd.(b)	1,078,080
25,900	CACI International, Inc.(b)	1,569,540	18,900	Varian Semiconductor
121,700	Carrier Access Corporation(b,c)	671,784		Equipment Associates, Inc.	800,793
19,200	Citrix Systems, Inc.(b)	482,688	28,700	ViaSat, Inc.(b)	736,155
65,200	CNET Networks, Inc.(b,c)	884,764	72,100	Vishay Intertechnology, Inc.(b,c)	861,595
19,800	Cymer, Inc.(b)	620,136	233,300	Vitesse Semiconductor
45,800	Cypress Semiconductor			Corporation(b,c)	438,604
	Corporation(b,c)	689,290	131,800	Vitria Technology, Inc.(b)	438,894
80,000	Digitas, Inc.(b)	908,800	98,600	webMethods, Inc.(b)	697,102
14,000	Diodes, Inc.(b,c)	507,640	66,800	Wind River Systems, Inc.(b)	863,724

19,900	Fairchild Semiconductor			Total Information
	International, Inc.(b)	295,714		Technology	44,318,663

13,800	FileNet Corporation(b)	385,020
43,200	FLIR Systems, Inc.(b)	1,277,856	Materials (3.2%)
19,500	Global Payments, Inc.	1,515,540	28,000	Airgas, Inc.	829,640
20,300	Hyperion Solutions Corporation(b)	987,595	22,800	Albemarle Corporation	859,560
53,000	Informatica Corporation(b)	637,060	10,700	AptarGroup, Inc.	532,967
52,600	Ingram Micro, Inc.(b)	975,204	4,800	Cytec Industries, Inc.	208,224
48,700	Integrated Device Technology, Inc.(b)	523,038	38,150	Florida Rock Industries, Inc.	2,445,034

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Small Cap Stock Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)

Shares	Common Stock (79.5%)	Value	Shares		Common Stock (79.5%)	Value

Materials — continued			Utilities (2.5%)
21,100	FMC Corporation(b)	$1,207,342	28,800		AGL Resources, Inc.	$1,068,768
26,900	Lubrizol Corporation	1,165,577	19,900		Alliant Energy Corporation	579,687
16,900	NOVA Chemicals Corporation	621,920	33,500		Aqua America, Inc.(c)	1,273,670
59,700	RPM International, Inc.	1,098,480	52,200		Energen Corporation	2,258,172
11,900	Silgan Holdings, Inc.	395,794	19,400		OGE Energy Corporation	545,140
26,000	Steel Dynamics, Inc.(c)	882,960	42,600		Piedmont Natural Gas

	Total Materials	10,247,498			Company, Inc.(c)	1,072,242

			19,400		PNM Resources, Inc.	556,198
Telecommunications Services (0.7%)			24,100		Westar Energy, Inc.	581,533

41,200	Arbinet Holdings, Inc.(b,c)	296,640		Total Utilities		7,935,410

27,100	FairPoint Communications, Inc.(c)	396,473

30,850	Iowa Telecommunications				Total Common Stock
	Services, Inc.(c)	518,897			(cost $210,668,003)	254,936,131

65,150	Valor Communications Group, Inc.(c)	887,994

	Total Telecommunications
	Services	2,100,004

			Interest		Maturity
Shares	Collateral Held for Securities Loaned (16.6%)			Rate(d)	Date	Value

53,013,822	Thrivent Financial Securities Lending Trust		3.770%		N/A	$53,013,822

	Total Collateral Held for Securities Loaned
	(cost $53,013,822)					53,013,822

Shares or
Principal			Interest		Maturity
Amount	Short-Term Investments (3.9%)			Rate(d)	Date	Value

$2,415,000	Air Products & Chemicals, Inc.		3.870%		10/3/2005	$2,414,481
9,952,081	Thrivent Money Market Portfolio		3.360		N/A	9,952,081

	Total Short-Term Investments (at amortized cost)					12,366,562

	Total Investments (cost $276,048,387)					$320,316,515

(a)	The categories of investments are shown as a percentage of total investments.

(b)	Non-income producing security.

(c)	All or a portion of the security is on loan.

(d)	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

At September 30, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $48,523,947 and $(4,255,819), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Small Cap Index Portfolio
	Schedule of Investments as of September 30 , 2005 (unaudited)(a)
Shares	Common Stock (79.7%)	Value	Shares	Common Stock (79.7%)	Value

Consumer Discretionary (12.7%)			5,000	Haggar Corporation	$142,150
11,900	4Kids Entertainment, Inc.(b,c)	$206,941	17,400	Hancock Fabrics, Inc.(c)	117,102
40,675	Aaron Rents, Inc.	860,276	20,600	Haverty Furniture Companies, Inc.	251,938
16,900	Action Performance		32,250	Hibbett Sporting Goods, Inc.(b)	717,562
	Companies, Inc.(c)	211,250	40,975	Hot Topic, Inc.(b)	629,376
28,550	ADVO, Inc.	893,330	17,700	IHOP Corporation(c)	721,098
22,000	Applica, Inc.(b,c)	36,740	44,075	Insight Enterprises, Inc.(b)	819,795
28,700	Arbitron, Inc.	1,143,408	43,300	Interface, Inc.(b)	357,658
11,900	Arctic Cat, Inc.(c)	244,426	18,350	J. Jill Group, Inc.(b)	290,297
26,900	Argosy Gaming Company(b)	1,264,031	32,300	Jack in the Box, Inc.(b)	966,093
12,700	Ashworth, Inc.(b,c)	86,741	24,300	JAKKS Pacific, Inc.(b,c)	394,389
17,400	Audiovox Corporation(b)	243,252	21,030	Jo-Ann Stores, Inc.(b)	363,819
32,200	Aztar Corporation(b)	992,082	23,400	K-Swiss, Inc.	691,938
31,000	Bally Total Fitness		43,200	K2, Inc.(b)	492,480
	Holding Corporation(b,c)	138,570	25,300	Kellwood Company(c)	654,005
10,700	Bassett Furniture Industries, Inc.	199,234	47,000	La-Z-Boy, Inc.(c)	619,930
16,700	Brown Shoe Company, Inc.	551,100	15,100	Landry’s Restaurants, Inc.(c)	442,430
12,900	Building Materials		12,700	Libbey, Inc.	193,040
	Holding Corporation	1,202,151	41,000	Linens ‘n Things, Inc.(b)	1,094,700
15,100	Burlington Coat Factory		16,300	Lone Star Steakhouse &
	Warehouse Corporation	574,404		Saloon, Inc.	423,800
28,500	Cato Corporation	568,005	29,316	M.D.C. Holdings, Inc.	2,312,739
31,725	CEC Entertainment, Inc.(b)	1,007,586	11,300	M/I Homes, Inc.(c)	613,138
68,600	Champion Enterprises, Inc.(b,c)	1,013,908	19,600	Marcus Corporation	392,784
19,300	Children’s Place Retail		15,600	Meade Instruments Corporation(b,c)	41,496
	Stores, Inc.(b)	687,852	48,800	Men’s Wearhouse, Inc.(b)	1,302,960
32,425	Christopher & Banks		20,700	Meritage Homes Corporation	1,586,862
	Corporation(c)	449,735	11,500	Midas, Inc.(b)	228,620
13,000	Coachmen Industries, Inc.	149,370	24,100	Monaco Coach Corporation(c)	355,234
20,000	Cost Plus, Inc.(b)	363,000	23,200	Movie Gallery, Inc.(c)	241,048
6,400	CPI Corporation	112,576	24,600	Multimedia Games, Inc.(b,c)	238,866
12,600	Department 56, Inc.(b,c)	157,500	4,300	National Presto Industries, Inc.	184,083
20,100	Dress Barn, Inc.(b,c)	457,476	30,400	Nautilus Group, Inc.(c)	670,928
10,500	Electronics Boutique		4,920	NVR, Inc.(b)	4,353,954
	Holdings Corporation(b,c)	659,820	20,300	O’Charley’s, Inc.(b)	290,493
32,150	Ethan Allen Interiors, Inc.(c)	1,007,902	12,800	Oxford Industries, Inc.(c)	577,536
21,360	Fedders Corporation(c)	45,710	23,800	P.F. Chang’s China Bistro, Inc.(b,c)	1,066,954
39,900	Finish Line, Inc.	582,141	28,000	Panera Bread Company(b,c)	1,433,040
51,200	Fleetwood Enterprises, Inc.(b,c)	629,760	11,100	Papa John’s International, Inc.(b,c)	556,332
44,337	Fossil, Inc.(b,c)	806,490	49,000	Pep Boys - Manny, Moe & Jack(c)	678,160
36,050	Fred’s, Inc.(c)	450,986	33,000	Phillips-Van Heusen Corporation	1,023,660
47,000	GameStop Corporation(b)	1,334,330	37,000	Pinnacle Entertainment, Inc.(b)	678,210
20,600	Genesco, Inc.(b,c)	767,144	38,200	Polaris Industries, Inc.(c)	1,892,810
18,100	Goody’s Family Clothing, Inc.(c)	137,017	9,200	Pre-Paid Legal Services, Inc.(c)	356,040
19,400	Group 1 Automotive, Inc.(b)	535,440	106,300	Quiksilver, Inc.(b)	1,536,035
23,500	Guitar Center, Inc.(b)	1,297,435	30,850	RARE Hospitality
28,500	Gymboree Corporation(b)	388,740		International, Inc.(b)	792,845

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Small Cap Index Portfolio
Schedule of Investments as of September 30 , 2005 (unaudited)(a)
Shares	Common Stock (79.7%)	Value	Shares	Common Stock (79.7%)	Value

Consumer Discretionary — continued			24,200	Longs Drug Stores Corporation(c)	$1,037,938
13,000	Red Robin Gourmet		11,800	Nash Finch Company(c)	497,842
	Burgers, Inc.(b,c)	$595,920	10,900	Nature’s Sunshine Products, Inc.(c)	253,316
10,800	Russ Berrie and Company, Inc.(c)	152,496	50,500	NBTY, Inc.(b)	1,186,750
30,100	Russell Corporation	422,604	12,700	Peet’s Coffee & Tea, Inc.(b,c)	388,874
38,100	Ryan’s Restaurant Group, Inc.(b)	444,627	34,100	Performance Food
47,812	SCP Pool Corporation	1,670,073		Group Company(b,c)	1,076,196
32,600	Select Comfort Corporation(b,c)	651,348	26,900	Ralcorp Holdings, Inc.(c)	1,127,648
27,400	ShopKo Stores, Inc.(b)	699,248	13,200	Sanderson Farms, Inc	490,512
31,525	Shuffle Master, Inc.(b,c)	833,206	33,600	Spectrum Brands, Inc.(b)	791,280
6,300	Skyline Corporation	256,032	28,000	TreeHouse Foods, Inc(b)	752,640
26,900	Sonic Automotive, Inc.	597,718	37,200	United Natural Foods, Inc.(b)	1,315,392
54,268	Sonic Corporation(b)	1,484,230	9,200	USANA Health Sciences, Inc.(b,c)	438,840
24,800	Stage Stores, Inc.	666,376	15,170	WD-40 Company(c)	402,157

11,600	Standard Motor Products, Inc.(c)	94,076		Total Consumer Staples	16,598,211

61,600	Standard Pacific Corporation	2,557,016
25,317	Steak n Shake Company(b)	459,504	Energy (7.6%)
24,300	Stein Mart, Inc.	493,290	12,200	Atwood Oceanics, Inc.(b,c)	1,027,362
33,000	Stride Rite Corporation	423,060	44,300	Cabot Oil & Gas Corporation	2,237,593
19,600	Sturm, Ruger & Company, Inc.(c)	180,320	35,100	Cal Dive International, Inc.(b)	2,225,691
20,800	Superior Industries		18,000	Carbo Ceramics, Inc.	1,187,820
	International, Inc.(c)	447,616	74,400	Cimarex Energy Company(b)	3,372,552
20,300	TBC Corporation(b)	700,147	6,800	Dril-Quip, Inc.(b)	326,400
10,000	Thomas Nelson, Inc.	187,500	50,800	Frontier Oil Corporation(c)	2,252,980
29,900	Too, Inc.(b)	820,157	17,700	Hydril Company(b)	1,214,928
30,100	Tractor Supply Company(b)	1,374,065	63,700	Input/Output, Inc.(b,c)	508,326
49,200	Triarc Companies, Inc.(c)	751,284	27,200	Lone Star Technologies, Inc.(b)	1,512,048
8,900	Vertrue, Inc.(b,c)	323,515	69,700	Massey Energy Company(c)	3,559,579
29,800	Winnebago Industries, Inc.(c)	863,306	38,900	Maverick Tube Corporation(b)	1,167,000
20,600	WMS Industries, Inc.(b,c)	579,478	23,900	Oceaneering International, Inc.(b)	1,276,499
52,200	Wolverine World Wide, Inc.	1,098,810	21,200	Offshore Logistics, Inc.(b)	784,400
46,400	Zale Corporation(b)	1,261,152	16,800	Penn Virginia Corporation	969,528

	Total Consumer		15,000	Petroleum Development
	Discretionary	77,334,460		Corporation(b)	575,100

			21,400	Remington Oil and
Consumer Staples (2.7%)				Gas Corporation(b)	888,100
78,500	Alliance One International, Inc.(c)	277,890	18,650	SEACOR Holdings, Inc.(b,c)	1,353,617
16,700	American Italian Pasta Company(c)	178,022	74,300	Southwestern Energy Company(b)	5,453,623
45,500	Casey’s General Stores, Inc.	1,055,600	24,400	Spinnaker Exploration Company(b)	1,578,436
67,800	Corn Products International, Inc.	1,367,526	51,100	St. Mary Land & Exploration
32,800	Delta & Pine Land Company	866,248		Company	1,870,260
47,250	Flowers Foods, Inc.	1,288,980	24,400	Stone Energy Corporation(b)	1,489,376
15,300	Great Atlantic & Pacific Tea		25,900	Swift Energy Company(b)	1,184,925
	Company, Inc.(b,c)	433,908	30,825	TETRA Technologies, Inc.(b)	962,356
27,700	Hain Celestial Group, Inc.(b,c)	537,380	41,500	Unit Corporation(b)	2,294,120
6,200	J & J Snack Foods Corporation	358,360	30,700	Veritas DGC, Inc.(b)	1,124,234
27,200	Lance, Inc.	474,912	49,800	Vintage Petroleum, Inc.	2,273,868

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Small Cap Index Portfolio
Schedule of Investments as of September 30 , 2005 (unaudited)(a)
Shares	Common Stock (79.7%)	Value	Shares	Common Stock (79.7%)	Value

Energy — continued			16,100	Irwin Financial Corporation(c)	$328,279
25,600	W-H Energy Services, Inc.(b)	$829,952	26,400	Kilroy Realty Corporation	1,479,192
23,900	World Fuel Services Corporation	775,555	16,500	LandAmerica Financial

	Total Energy	46,276,228		Group, Inc.(c)	1,066,725

			47,000	Lexington Corporate
Financials (11.6%)				Properties Trust(c)	1,106,850
28,600	Acadia Realty Trust	514,514	25,100	MAF Bancorp, Inc.	1,029,100
64,100	Amegy Bancorp, Inc.	1,450,583	17,900	Nara Bancorp, Inc.(c)	267,605
17,100	Anchor BanCorp Wisconsin, Inc.(c)	504,108	51,050	New Century Financial
40,800	BankAtlantic Bancorp, Inc.	693,192		Corporation(c)	1,851,584
24,200	BankUnited Financial Corporation	553,454	12,800	Parkway Properties, Inc.(c)	600,576
25,600	Boston Private Financial		16,800	Philadelphia Consolidated
	Holdings, Inc.(c)	679,424		Holding Corporation(b)	1,426,320
55,900	Brookline Bancorp, Inc.(c)	884,338	18,100	Piper Jaffray Companies(b,c)	540,466
37,400	Capital Automotive REIT	1,447,754	19,500	Presidential Life Corporation(c)	351,000
26,500	Cash America International, Inc.	549,875	15,800	PrivateBancorp, Inc.(c)	541,624
27,600	Central Pacific Financial		28,100	ProAssurance Corporation(b)	1,311,427
	Corporation	970,968	17,700	Prosperity Bancshares, Inc.	535,425
42,218	Chittenden Corporation	1,119,199	29,864	Provident Bankshares Corporation	1,038,670
40,400	Colonial Properties Trust	1,796,992	62,672	Republic Bancorp, Inc.	886,182
34,600	Commercial Federal Corporation	1,181,244	19,000	Rewards Network, Inc.(b,c)	129,770
48,900	Commercial Net Lease Realty, Inc.	978,000	19,500	RLI Corporation	902,070
27,500	Community Bank System, Inc.(c)	621,500	9,100	SCPIE Holdings, Inc.(b,c)	130,130
25,777	Delphi Financial Group, Inc.	1,206,364	25,900	Selective Insurance Group, Inc.	1,266,510
25,275	Dime Community Bancshares	372,048	42,400	Shurgard Storage Centers, Inc.(c)	2,368,888
18,865	Downey Financial Corporation	1,148,878	67,600	South Financial Group, Inc.(c)	1,814,384
50,600	East West Bancorp, Inc.	1,722,424	15,100	Sovran Self Storage, Inc.(c)	739,145
20,000	EastGroup Properties, Inc.	875,000	41,200	Sterling Bancshares, Inc.	606,052
23,500	Entertainment Properties Trust	1,048,805	31,515	Sterling Financial Corporation	710,663
21,000	Essex Property Trust, Inc.	1,890,000	16,500	Stewart Information
15,900	Financial Federal Corporation(c)	632,820		Services Corporation	844,800
73,200	First BanCorp	1,238,544	42,400	Susquehanna Bancshares, Inc.	1,019,296
41,212	First Midwest Bancorp, Inc.	1,534,735	14,251	SWS Group, Inc.	233,716
20,900	First Republic Bank	736,307	68,082	TrustCo Bank Corporation NY(c)	853,067
15,100	FirstFed Financial Corporation(b)	812,531	83,200	UCBH Holdings, Inc.(c)	1,524,224
31,700	Flagstar Bancorp, Inc.(c)	510,370	31,700	UICI	1,141,200
59,400	Fremont General Corporation(c)	1,296,702	40,400	Umpqua Holdings Corporation(c)	982,528
32,900	Glenborough Realty Trust, Inc.	631,680	33,900	United Bankshares, Inc.(c)	1,184,805
35,100	Gold Banc Corporation, Inc.	522,990	14,900	United Fire & Casual Company	672,288
32,300	Hilb, Rogal and Hobbs Company(c)	1,205,436	57,400	Whitney Holding Corporation	1,552,096
40,389	Hudson United Bancorp(c)	1,709,666	21,500	Wintrust Financial Corporation	1,080,590
18,800	Infinity Property &		16,912	World Acceptance Corporation(b)	429,734
	Casualty Corporation	659,692	20,800	Zenith National Insurance
38,100	Investment Technology			Corporation(c)	1,303,952

	Group, Inc.(b)	1,127,760		Total Financials	70,678,830

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Small Cap Index Portfolio
Schedule of Investments as of September 30 , 2005 (unaudited)(a)
Shares	Common Stock (79.7%)	Value	Shares	Common Stock (79.7%)	Value

Health Care (10.5%)			18,550	LCA-Vision, Inc.	$688,576
18,300	Advanced Neuromodulation		49,300	Medicis Pharmaceutical
	Systems, Inc.(b,c)	$868,518		Corporation(c)	1,605,208
37,600	Alpharma, Inc.	935,112	34,000	Mentor Corporation(c)	1,870,340
14,100	Amedisys, Inc.(b,c)	549,900	24,500	Merit Medical Systems, Inc.(b,c)	434,630
30,000	American Healthways, Inc.(b,c)	1,272,000	65,200	MGI Pharma, Inc.(b,c)	1,519,812
62,800	American Medical Systems		32,900	NDCHealth Corporation	622,468
	Holdings, Inc.(b)	1,265,420	21,500	Noven Pharmaceuticals, Inc.(b,c)	301,000
46,500	AMERIGROUP Corporation(b)	889,080	31,300	Odyssey Healthcare, Inc.(b,c)	531,161
26,950	AmSurg Corporation(b,c)	737,352	15,600	Osteotech, Inc.(b,c)	89,388
12,500	Analogic Corporation	630,125	36,100	Owens & Minor, Inc.	1,059,535
31,800	ArQule, Inc.(b)	248,994	24,100	PAREXEL International
22,300	ArthroCare Corporation(b,c)	896,906		Corporation(b,c)	484,169
20,900	BioLase Technology, Inc.(c)	149,017	21,600	Pediatrix Medical Group, Inc.(b)	1,659,312
15,600	Biosite, Inc.(b,c)	965,016	45,400	Pharmaceutical Product
12,700	Bradley Pharmaceuticals, Inc.(b,c)	138,684		Development, Inc.(b)	2,610,954
24,000	Cambrex Corporation	455,040	21,800	PolyMedica Corporation	761,692
38,500	Centene Corporation(c)	963,655	15,700	Possis Medical, Inc.(b,c)	172,072
27,400	Cerner Corporation(b,c)	2,381,882	35,032	Priority Healthcare Corporation(b,c)	975,992
23,200	Chemed Corporation	1,005,488	39,700	Regeneron Pharmaceuticals, Inc.(b,c)	376,753
26,850	CONMED Corporation(b)	748,578	15,300	RehabCare Group, Inc.(b)	313,956
31,700	Connetics Corporation(b,c)	536,047	31,900	ResMed, Inc.(b,c)	2,540,835
40,000	Cooper Companies, Inc.	3,064,400	65,300	Respironics, Inc.(b)	2,754,354
19,100	Cross Country Healthcare, Inc.(b)	354,496	55,100	Savient Pharmaceuticals, Inc.(b)	207,727
19,550	CryoLife, Inc.(b,c)	135,872	16,600	SFBC International, Inc.(b,c)	736,874
19,800	Cyberonics, Inc.(b,c)	590,832	23,000	Sierra Health Services, Inc.(b)	1,584,010
11,200	Datascope Corporation	347,424	16,100	Sunrise Senior Living, Inc.(b,c)	1,074,514
38,600	Dendrite International, Inc.(b)	775,474	14,000	SurModics, Inc.(b,c)	541,660
21,200	Diagnostic Products Corporation	1,117,876	36,600	Sybron Dental Specialties, Inc.(b)	1,521,828
18,400	Dionex Corporation(b)	998,200	29,000	Theragenics Corporation(b)	85,550
19,800	DJ Orthopedics, Inc.(b)	573,012	39,950	United Surgical Partners
24,697	Enzo Biochem, Inc.(b,c)	379,346		International, Inc.(b)	1,562,444
21,200	Gentiva Health Services, Inc.(b)	384,144	28,600	Viasys Healthcare, Inc.(b)	714,714
19,700	Greatbatch Technologies, Inc.(b,c)	540,568	5,200	Vital Signs, Inc.	239,668

23,900	Haemonetics Corporation(b)	1,135,967		Total Health Care	63,979,972

19,900	Hologic, Inc.(b)	1,149,225
59,400	Hooper Holmes, Inc.	233,442	Industrials (14.3%)
12,600	ICU Medical, Inc.(b,c)	362,376	18,300	A.O. Smith Corporation	521,550
29,600	IDEXX Laboratories, Inc.(b)	1,979,648	16,100	A.S.V., Inc.(b,c)	364,665
41,150	Immucor, Inc.	1,129,156	29,500	AAR Corporation(b)	506,810
16,600	Integra LifeSciences		35,000	ABM Industries, Inc.	728,350
	Holdings Corporation(b,c)	635,116	40,300	Acuity Brands, Inc.	1,195,701
23,377	Intermagnetics General		19,900	Administaff, Inc.(c)	790,826
	Corporation(b)	653,153	28,800	Albany International Corporation	1,061,856
28,700	Invacare Corporation	1,195,929	8,500	Angelica Corporation	151,725
9,100	Kensey Nash Corporation(b,c)	279,006	25,300	Apogee Enterprises, Inc.(c)	432,630
15,800	LabOne, Inc.(b,c)	687,300

	The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Small Cap Index Portfolio
Schedule of Investments as of September 30 , 2005 (unaudited)(a)
Shares	Common Stock (79.7%)	Value	Shares	Common Stock (79.7%)	Value

Industrials — continued			20,800	Kaman Corporation(c)	$425,360
22,700	Applied Industrial		74,300	Kansas City Southern, Inc.(b,c)	1,731,933
	Technologies, Inc.	$814,476	25,600	Kaydon Corporation	727,296
10,500	Applied Signal Technology, Inc.(c)	200,340	22,900	Kirby Corporation(b)	1,131,947
23,100	Arkansas Best Corporation	805,497	34,600	Knight Transportation, Inc.(c)	842,856
26,600	Armor Holdings, Inc.(b,c)	1,144,066	48,200	Labor Ready, Inc.(b,c)	1,236,330
36,000	Artesyn Technologies, Inc.(b,c)	334,800	53,000	Landstar System, Inc.	2,121,590
15,600	Astec Industries, Inc.(b)	442,884	4,200	Lawson Products, Inc.	154,224
25,600	Baldor Electric Company	648,960	45,236	Lennox International, Inc.(c)	1,239,919
15,700	Barnes Group, Inc.(c)	563,002	10,450	Lindsay Manufacturing Company(c)	230,004
31,000	Bowne & Company, Inc.(c)	442,990	14,700	Lydall, Inc.(b)	131,271
44,600	Brady Corporation	1,379,924	26,000	MagneTek, Inc.(b)	87,880
46,700	Briggs & Stratton Corporation	1,615,353	27,300	Manitowoc Company, Inc.	1,371,825
23,100	C&D Technologies, Inc.	217,371	19,100	Mercury Computer Systems, Inc.(b)	501,375
11,400	CDI Corporation	336,756	26,300	Mesa Air Group, Inc.(b,c)	216,975
18,700	Central Parking Corporation(c)	279,565	45,281	Milacron, Inc.(b,c)	80,600
22,250	Ceradyne, Inc.(b,c)	816,130	13,400	Mobile Mini, Inc.(b,c)	580,890
46,700	CLARCOR, Inc.	1,341,224	31,250	Moog, Inc.(b)	922,500
23,100	Coinstar, Inc.(b,c)	427,581	33,200	Mueller Industries, Inc.	921,964
10,800	Consolidated Graphics, Inc.(b)	464,940	19,200	NCI Building Systems, Inc.(b,c)	783,168
14,100	Cubic Corporation(c)	241,392	29,100	NCO Group, Inc.(b)	601,206
19,700	Curtiss-Wright Corporation	1,215,687	17,200	Old Dominion Freight Line(b)	576,028
25,200	DRS Technologies, Inc.	1,243,872	23,000	On Assignment, Inc.(b)	196,650
13,400	EDO Corporation	402,402	66,500	Oshkosh Truck Corporation	2,870,140
29,000	EGL, Inc.(b,c)	787,350	38,500	PRG-Schultz International, Inc.(b,c)	115,885
16,300	ElkCorp	583,051	26,400	Regal-Beloit Corporation(c)	856,416
14,100	EMCOR Group, Inc.(b)	836,130	10,500	Robbins & Myers, Inc.(c)	236,040
37,825	Engineered Support Systems, Inc.	1,552,338	77,600	Roper Industries, Inc.	3,048,904
19,000	EnPro Industries, Inc.(b)	640,110	20,800	School Specialty, Inc.(b)	1,014,624
22,900	Esterline Technologies		71,500	Shaw Group, Inc.(b,c)	1,763,190
	Corporation(b)	867,681	33,000	Simpson Manufacturing
28,700	Forward Air Corporation(c)	1,057,308		Company, Inc.(c)	1,291,620
32,800	Frontier Airlines, Inc.(b,c)	320,784	52,400	SkyWest, Inc.(c)	1,405,368
19,200	G & K Services, Inc.	756,288	14,300	SOURCECORP, Inc.(b)	306,592
23,400	Gardner Denver, Inc.(b)	1,043,640	55,100	Spherion Corporation(b)	418,760
49,600	GenCorp, Inc.(b,c)	925,040	11,600	Standard Register Company	173,420
23,630	Griffon Corporation(b,c)	581,298	10,100	Standex International Corporation	265,933
25,250	Healthcare Services Group, Inc(c)	486,062	26,400	Stewart & Stevenson Services, Inc.	629,640
40,886	Heartland Express, Inc.	831,621	30,200	Teledyne Technologies, Inc.(b)	1,040,994
16,900	Heidrick & Struggles		51,706	Tetra Tech, Inc.(b)	869,695
	International, Inc.(b)	547,222	3	Timco Aviation Services, Inc.(b)	0
60,500	Hughes Supply, Inc.	1,972,300	38,100	Toro Company	1,400,556
46,900	IDEX Corporation	1,995,595	25,300	Tredegar Corporation	329,153
14,100	Imagistics International, Inc.(b)	590,085	14,500	Triumph Group, Inc.(b)	538,965
24,400	Insituform Technologies, Inc.(b)	421,876	30,100	United Stationers, Inc.(b)	1,440,586
46,200	JLG Industries, Inc.(c)	1,690,458	14,600	Universal Forest Products, Inc.	836,872
25,600	John H. Harland Company	1,136,640	38,800	URS Corporation(b)	1,567,132

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Small Cap Index Portfolio
Schedule of Investments as of September 30 , 2005 (unaudited)(a)
Shares	Common Stock (79.7%)	Value	Shares	Common Stock (79.7%)	Value

Industrials — continued			17,500	Comtech Telecommunications
14,900	Valmont Industries, Inc.	$437,464		Corporation(b)	$725,725
20,300	Viad Corporation	555,205	33,100	CTS Corporation(c)	400,510
17,500	Vicor Corporation(c)	265,125	32,100	Cymer, Inc.(b)	1,005,372
7,400	Volt Information Sciences, Inc.(b)	150,368	14,200	Daktronics, Inc.(c)	340,516
28,300	Wabash National Corporation(c)	556,378	18,500	Digi International, Inc.(b)	198,505
42,500	Waste Connections, Inc.(b)	1,490,900	30,800	Digital Insight Corporation(b)	802,648
21,350	Watsco, Inc.(c)	1,133,898	29,300	Ditech Communications
37,900	Watson Wyatt &			Corporation(b,c)	197,482
	Company Holdings	1,021,405	26,000	DSP Group, Inc.(b)	667,160
23,100	Watts Water Technologies, Inc.(c)	666,435	41,100	eFunds Corporation(b)	773,913
13,700	Wolverine Tube, Inc.(b)	102,750	26,000	Electro Scientific Industries, Inc.(b)	581,360
9,000	Woodward Governor Company	765,450	11,600	EPIQ Systems, Inc.(b,c)	253,112

	Total Industrials	87,135,856	32,200	ESS Technology, Inc.(b)	114,310

			31,800	Exar Corporation(b,c)	445,836
Information Technology (11.9%)			30,350	FactSet Research Systems, Inc.	1,069,534
23,100	Actel Corporation(b)	334,026	22,500	FEI Company(b,c)	433,125
102,000	Adaptec, Inc.(b)	390,660	37,500	FileNet Corporation(b)	1,046,250
25,600	Advanced Energy Industries, Inc.(b,c)	275,456	63,100	FLIR Systems, Inc.(b)	1,866,498
67,650	Aeroflex, Inc.(b)	633,204	20,300	Gerber Scientific, Inc.(b)	159,152
27,500	Agilysys, Inc.	463,100	21,000	Global Imaging Systems, Inc.(b,c)	715,050
20,800	Altiris, Inc.(b,c)	318,032	29,780	Global Payments, Inc.	2,314,502
29,100	Anixter International, Inc.(b)	1,173,603	66,700	Harmonic, Inc.(b,c)	388,194
28,800	ANSYS, Inc.	1,108,512	23,700	Helix Technology Corporation	349,575
34,100	ATMI, Inc.(b,c)	1,057,100	23,200	Hutchinson Technology, Inc.(b,c)	605,984
37,413	Avid Technology, Inc.(b)	1,548,898	36,280	Hyperion Solutions Corporation(b)	1,765,022
91,100	Axcelis Technologies, Inc.(b)	475,542	18,900	Inter-Tel, Inc.(c)	396,900
10,800	BEI Technologies, Inc.	377,892	35,400	Internet Security Systems, Inc.(b)	849,954
10,600	Bel Fuse, Inc.(c)	386,158	16,087	Intrado, Inc.(b,c)	290,049
41,625	Belden CDT, Inc.(c)	808,774	11,300	iPayment Holdings, Inc.(b)	427,592
26,700	Bell Microproducts, Inc.(b,c)	267,801	21,900	Itron, Inc.(b)	999,954
37,900	Benchmark Electronics, Inc.(b)	1,141,548	22,200	J2 Global Communication, Inc.(b)	897,324
15,400	Black Box Corporation	646,184	25,800	JDA Software Group, Inc.(b)	391,644
41,200	Brooks Automation, Inc.(b)	549,196	13,000	Keithley Instruments, Inc.	189,800
11,700	Brooktrout, Inc.(b)	151,749	62,500	Kopin Corporation(b)	434,375
43,300	C-COR, Inc.(b,c)	292,275	28,687	Kronos, Inc.(b)	1,280,588
27,200	CACI International, Inc.(b)	1,648,320	47,100	Kulicke and Soffa Industries, Inc.(b,c)	341,475
26,100	Captaris, Inc.(b)	98,136	20,400	Littelfuse, Inc.(b)	573,852
19,500	Carreker Corporation(b,c)	137,670	26,100	Manhattan Associates, Inc.(b)	605,520
9,400	Catapult Communications		16,200	ManTech International
	Corporation(b,c)	172,396		Corporation(b,c)	427,842
34,300	Checkpoint Systems, Inc.(b)	813,596	18,800	MapInfo Corporation(b)	230,300
50,000	CIBER, Inc.(b,c)	371,500	17,400	MAXIMUS, Inc.(c)	622,050
42,600	Cognex Corporation	1,280,982	33,900	Methode Electronics, Inc.	390,528
28,200	Coherent, Inc.(b)	825,696	34,800	MICROS Systems, Inc.(b)	1,522,500
19,900	Cohu, Inc.	470,635	56,800	Microsemi Corporation(b)	1,450,672
			25,100	MIVA, Inc.(b,c)	151,353

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Small Cap Index Portfolio
Schedule of Investments as of September 30 , 2005 (unaudited)(a)
Shares	Common Stock (79.7%)	Value	Shares	Common Stock (79.7%)	Value

Information Technology — continued			24,200	Veeco Instruments, Inc.(b,c)	$388,168
19,600	MRO Software, Inc.(b,c)	$330,064	34,100	Verity, Inc.(b)	362,142
17,900	MTS Systems Corporation	676,083	20,400	ViaSat, Inc.(b,c)	523,260
39,700	Napster, Inc.(b,c)	158,800	31,400	WebEx Communications, Inc.(b,c)	769,614
29,500	NETGEAR, Inc.(b,c)	709,770	21,700	Websense, Inc.(b)	1,111,257
22,500	Network Equipment		16,800	X-Rite, Inc.	208,320
	Technologies, Inc.(b)	103,725	10,152	Zilog, Inc.(b,d)	1
26,500	NYFIX, Inc.(b,c)	152,905	25,600	Zix Corporation(b,c)	51,200

18,150	Park Electrochemical Corporation	483,698		Total Information
33,200	Paxar Corporation(b)	559,420		Technology	71,991,811

19,300	PC TEL, Inc.(b)	181,420
16,100	Pegasus Solutions, Inc.(b,c)	144,578	Materials (4.4%)
24,000	Pericom Semiconductor		27,800	A. Schulman, Inc.	499,010
	Corporation(b)	212,160	9,000	A.M. Castle & Company(b)	157,500
22,700	Phoenix Technologies, Ltd.(b)	170,931	27,965	Aleris International, Inc.(b)	767,639
15,500	Photon Dynamics, Inc(b,c)	296,825	20,000	AMCOL International Corporation	381,400
37,400	Photronics, Inc.(b,c)	725,560	31,800	AptarGroup, Inc.	1,583,958
13,400	Planar Systems, Inc.(b,c)	110,148	21,500	Arch Chemicals, Inc.	499,875
26,700	Power Integrations, Inc.(b,c)	580,725	17,500	Brush Engineered Materials, Inc.(b)	277,900
33,700	Progress Software Corporation(b)	1,070,649	30,000	Buckeye Technologies, Inc.(b)	243,600
20,500	Radiant Systems, Inc.(b)	211,560	26,200	Caraustar Industries, Inc.(b,c)	287,676
18,400	RadiSys Corporation(b,c)	356,960	19,700	Carpenter Technology Corporation	1,154,617
14,800	Rogers Corporation(b,c)	572,760	20,700	Century Aluminum Company(b)	465,336
12,900	Rudolph Technologies, Inc.(b,c)	173,763	20,600	Chaparral Steel Company(b)	519,532
14,300	SBS Technologies, Inc.(b)	137,709	17,900	Chesapeake Corporation	329,181
11,400	ScanSource, Inc.(b,c)	555,636	19,800	Cleveland-Cliffs, Inc.(c)	1,724,778
26,100	SERENA Software, Inc.(b,c)	520,173	52,700	Commercial Metals Company	1,778,098
143,600	Skyworks Solutions, Inc.(b)	1,008,072	11,300	Deltic Timber Corporation	520,365
22,100	Sonic Solutions, Inc.(b,c)	475,150	42,736	Florida Rock Industries, Inc.	2,738,950
14,600	SPSS, Inc.(b)	350,400	30,900	Georgia Gulf Corporation	744,072
15,500	SS&C Technologies, Inc.	567,920	26,200	H.B. Fuller Company	814,296
18,800	Standard Microsystems		37,600	Headwaters, Inc.(b,c)	1,406,240
	Corporation(b)	562,308	22,700	MacDermid, Inc.	596,102
10,300	StarTek, Inc.(c)	135,960	11,700	Material Sciences Corporation(b)	176,319
10,700	Supertex, Inc.(b)	320,893	28,363	Myers Industries, Inc.(c)	330,145
42,050	Symmetricom, Inc.(b,c)	325,467	13,400	Neenah Paper, Inc.(c)	392,620
21,900	Synaptics, Inc.(b,c)	411,720	25,900	OM Group, Inc.(b)	521,367
64,250	Take-Two Interactive		37,100	OMNOVA Solutions, Inc.(b)	162,127
	Software, Inc.(b,c)	1,419,282	8,100	Penford Corporation	108,297
19,100	TALX Corporation	626,289	83,300	PolyOne Corporation(b)	504,798
36,700	Technitrol, Inc.	562,244	14,800	Pope & Talbot, Inc.	151,108
56,237	THQ, Inc.(b,c)	1,198,973	8,900	Quaker Chemical Corporation	154,682
12,000	Tollgrade Communications, Inc.(b)	101,520	22,850	Quanex Corporation	1,513,127
48,550	Trimble Navigation, Ltd.(b)	1,635,650	25,100	Reliance Steel &
21,800	Ultratech, Inc.(b,c)	339,862		Aluminum Company(c)	1,328,543
33,700	Varian Semiconductor		28,300	Rock-Tenn Company	427,330
	Equipment Associates, Inc.	1,427,869	20,700	RTI International Metals, Inc.(b)	814,545

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Small Cap Index Portfolio
Schedule of Investments as of September 30 , 2005 (unaudited)(a)
Shares	Common Stock (79.7%)	Value	Shares	Common Stock (79.7%)	Value

Materials — continued			11,200	Central Vermont Public
22,800	Ryerson Tull, Inc.(c)	$485,640		Service Corporation(c)	$196,000
13,800	Schweitzer-Mauduit		12,300	CH Energy Group, Inc.(c)	584,004
	International, Inc.	308,016	45,300	Cleco Corporation	1,068,174
10,100	Steel Technologies, Inc.(c)	261,893	43,500	El Paso Electric Company(b)	906,975
20,600	Texas Industries, Inc.	1,120,640	66,400	Energen Corporation	2,872,464
46,800	Wausau-Mosinee Paper Corporation	585,468	4,900	Green Mountain Power
15,600	Wellman, Inc.(c)	98,748		Corporation	161,357

	Total Materials	26,935,538	19,200	Laclede Group, Inc.	623,808

			25,100	New Jersey Resources Corporation	1,154,098
Telecommunications Services (0.2%)			25,100	Northwest Natural Gas Company(c)	934,222
19,800	Commonwealth Telephone		69,500	Piedmont Natural Gas
	Enterprises, Inc.	746,460		Company, Inc.(c)	1,749,315
42,400	General Communication, Inc.(b)	419,760	88,832	Southern Union Company	2,289,207

	Total Telecommunications		34,800	Southwest Gas Corporation	953,172
	Services	1,166,220	94,700	UGI Corporation	2,665,805

			11,800	UIL Holdings Corporation	617,258
Utilities (3.8%)			31,500	UniSource Energy Corporation(c)	1,047,060

27,233	ALLETE, Inc.	1,247,544		Total Utilities	22,724,278

15,250	American States Water Company(c,e)	510,265

72,900	Atmos Energy Corporation	2,059,425		Total Common Stock
44,100	Avista Corporation	855,540		(cost $342,732,125)	484,821,404

10,500	Cascade Natural Gas Corporation(c)	228,585

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (19.4%)	Rate(f)	Date	Value

118,336,238	Thrivent Financial Securities Lending Trust	3.770%	N/A	$118,336,238

	Total Collateral Held for Securities Loaned
	(cost $118,336,238)			118,336,238

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Small Cap Index Portfolio
Schedule of Investments as of September 30 , 2005 (unaudited)(a)
		Interest	Maturity
Shares	Short-Term Investments (0.9%)	Rate(f)	Date	Value

5,393,689	Thrivent Money Market Portfolio(e)	3.360%	N/A	$5,393,689

	Total Short-Term Investments (at amortized cost)			5,393,689

	Total Investments (cost $466,462,052)			$608,551,331

(a)	The categories of investments are shown as a percentage of total investments.

(b)	Non-income producing security.

(c)	All or a portion of the security is on loan.

(d)	Security is fair valued.

(e)	At September 30, 2005, $216,000 in cash was pledged as the initial margin deposit for open financial futures contracts. In addition, 15,250 shares in American States Water Company common stock valued at $510,265 and $5,393,689 of Short-Term Investments were earmarked as collateral to cover open financial futures contracts as follows:

					Notional
	Number of	Expiration			Principal	Unrealized
Type	Contracts	Date	Position	Value	Amount	Loss

Russell 2000 Futures	17	December 2005	Long	$5,712,850	$5,728,127	$15,277

(f) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

At September 30, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $181,807,957 and $(39,718,678), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Mid Cap Growth Portfolio
	Schedule of Investments as of September 30,			2005 (unaudited)(a)
Shares	Common Stock (82.8%)	Value	Shares	Common Stock (82.8%)	Value

Consumer Discretionary (15.7%)			34,800	O’Reilly Automotive, Inc.(b)	$980,664
29,900	Abercrombie & Fitch Company	$1,490,515	111,100	Office Depot, Inc.(b)	3,299,670
44,550	Advance Auto Parts, Inc.(b)	1,723,194	28,000	P.F. Chang’s China Bistro, Inc.(b,c)	1,255,240
24,500	Amazon.com, Inc.(b)	1,109,850	18,200	Panera Bread Company(b)	931,476
43,200	American Eagle Outfitters, Inc.	1,016,496	44,800	Penn National Gaming, Inc.(b)	1,393,728
13,575	Apollo Group, Inc.(b)	901,244	46,200	PETCO Animal Supplies, Inc.(b,c)	977,592
40,500	Applebee’s International, Inc.	837,945	84,600	PETsMART, Inc.	1,842,588
27,000	Autoliv, Inc.	1,174,500	34,600	Polo Ralph Lauren Corporation	1,740,380
61,400	Bed Bath & Beyond, Inc.(b)	2,467,052	31,800	Pulte Homes, Inc.	1,364,856
21,400	Black & Decker Corporation	1,756,726	35,000	Ross Stores, Inc.	829,500
26,000	Brunswick Corporation	980,980	56,400	Royal Caribbean Cruises, Ltd.(c)	2,436,480
40,300	Career Education Corporation(b)	1,433,068	53,700	Scientific Games Corporation(b,c)	1,664,700
96,250	Cheesecake Factory, Inc.(b,c)	3,006,850	30,200	SCP Pool Corporation	1,054,886
112,400	Chico’s FAS, Inc.(b)	4,136,320	16,200	Sears Holdings Corporation(b)	2,015,604
166,500	Coach, Inc.(b)	5,221,440	114,700	Staples, Inc.	2,445,404
57,400	Coldwater Creek, Inc.(b,c)	1,447,628	18,200	Starbucks Corporation(b)	911,820
27,133	D.R. Horton, Inc.	982,757	54,300	Starwood Hotels & Resorts
31,000	Darden Restaurants, Inc.	941,470		Worldwide, Inc.	3,104,331
26,300	Dick’s Sporting Goods, Inc.(b,c)	791,893	57,600	Station Casinos, Inc.	3,822,336
56,000	Dollar General Corporation(c)	1,027,040	10,700	Strayer Education, Inc.	1,011,364
29,800	Education Management		65,000	Tiffany & Company	2,585,050
	Corporation(b)	960,752	22,000	Toll Brothers, Inc.(b)	982,740
34,300	Fortune Brands, Inc.	2,789,619	22,500	Tractor Supply Company(b,c)	1,027,125
38,600	GameStop Corporation(b,c)	1,214,742	54,600	Tupperware Corporation	1,243,788
56,200	Gaylord Entertainment		61,320	Univision Communications, Inc.(b)	1,626,820
	Company(b)	2,677,930	124,400	Urban Outfitters, Inc.(b,c)	3,657,360
70,300	Gentex Corporation(c)	1,223,220	26,800	Volcom, Inc.(b,c)	750,668
91,000	Getty Images, Inc.(b,c)	7,829,641	22,100	Weight Watchers
45,700	GTECH Holdings Corporation	1,465,142		International, Inc.(b,c)	1,139,918
29,100	Harman International		83,400	Williams-Sonoma, Inc.(b)	3,198,390
	Industries, Inc.	2,976,057	27,700	WMS Industries, Inc.(b,c)	779,201
27,400	Harrah’s Entertainment, Inc.	1,786,206	18,600	Wynn Resorts, Ltd.(b,c)	839,790
177,000	Hilton Hotels Corporation	3,950,640	134,000	XM Satellite Radio
43,500	International Game Technology	1,174,500		Holdings, Inc.(b,c)	4,811,940
20,000	ITT Educational Services, Inc.(b)	987,000	21,700	Yum! Brands, Inc.	1,050,497

38,400	Jarden Corporation(b,c)	1,577,088		Total Consumer
15,100	Kohl’s Corporation(b)	757,718		Discretionary	137,779,131

46,900	Lamar Advertising Company(b)	2,127,384
26,800	Laureate Education, Inc.(b)	1,312,396	Consumer Staples (1.2%)
26,500	Lennar Corporation	1,583,640	72,400	Church & Dwight Company, Inc.(c)	2,674,456
27,000	Marriott International, Inc.	1,701,000	44,500	Constellation Brands, Inc.(b)	1,157,000
55,200	Marvel Entertainment, Inc.(b,c)	986,424	29,600	Dean Foods Company(b)	1,150,256
80,100	MGM MIRAGE(b)	3,505,977	28,100	Estee Lauder Companies, Inc.	978,723
61,400	Michaels Stores, Inc.	2,029,884	36,850	Whole Foods Market, Inc.	4,954,482

9,700	Mohawk Industries, Inc.(b)	778,425		Total Consumer Staples	10,914,917

92,100	Nordstrom, Inc.	3,160,872

	The accompanying notes to the Schedule of Investments are an integral part of this schedule.

			28

Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Shares	Common Stock (82.8%)	Value	Shares	Common Stock (82.8%)	Value

Energy (7.7%)			57,800	Investors Financial
46,400	Bill Barrett Corporation(b,c)	$1,708,448		Services Corporation(c)	$1,901,620
86,840	BJ Services Company	3,125,372	41,250	Legg Mason, Inc.	4,524,712
43,500	Chesapeake Energy Corporation(c)	1,663,875	58,600	MB Financial, Inc.(c)	2,284,228
54,900	Cimarex Energy Company(b)	2,488,617	20,200	Moody’s Corporation	1,031,816
13,800	CONSOL Energy, Inc.	1,052,526	34,500	North Fork Bancorporation, Inc.	879,750
86,100	ENSCO International, Inc.	4,011,399	47,600	Sovereign Bancorp, Inc.	1,049,104
41,100	EOG Resources, Inc.	3,078,390	46,200	St. Joe Company	2,885,190
37,100	GlobalSantaFe Corporation	1,692,502	46,900	T. Rowe Price Group, Inc.	3,062,570
97,100	Grant Prideco, Inc.(b)	3,947,115	43,900	UCBH Holdings, Inc.(c)	804,248
19,400	Massey Energy Company(c)	990,758	27,900	Willis Group Holdings, Ltd.(c)	1,047,645
29,000	Murphy Oil Corporation	1,446,230	43,500	Zions Bancorporation	3,097,635

55,400	Nabors Industries, Ltd.(b)	3,979,382		Total Financials	53,069,931

65,700	National Oilwell Varco, Inc.(b)	4,323,060
80,900	Newfield Exploration Company(b)	3,972,190	Health Care (18.5%)
27,000	Noble Corporation	1,848,420	20,100	Aetna, Inc.	1,731,414
21,600	Noble Energy, Inc.	1,013,040	27,200	Affymetrix, Inc.(b,c)	1,257,456
145,400	Patterson-UTI Energy, Inc.	5,246,032	9,900	Allergan, Inc.	907,038
31,900	Peabody Energy Corporation	2,690,765	50,100	American Healthways, Inc.(b,c)	2,124,240
30,000	Rowan Companies, Inc.	1,064,700	101,600	Amylin Pharmaceuticals, Inc.(b,c)	3,534,664
83,160	Smith International, Inc.	2,770,060	49,925	Barr Pharmaceuticals, Inc.(b)	2,741,881
13,200	Transocean, Inc.(b)	809,292	19,700	Beckman Coulter, Inc.	1,063,406
111,200	Ultra Petroleum Corporation(b,c)	6,325,056	55,367	Biomet, Inc.	1,921,789
17,040	Weatherford International, Ltd.(b)	1,169,966	25,500	Biosite, Inc.(b,c)	1,577,430
51,800	Williams Companies, Inc.	1,297,590	112,600	Biovail Corporation(b,c)	2,631,462
125,888	XTO Energy, Inc.	5,705,244	51,000	C.R. Bard, Inc.	3,367,530

	Total Energy	67,420,029	168,300	Caliper Life Sciences, Inc.(b,c)	1,183,149

			72,490	Caremark Rx, Inc.(b)	3,619,426
Financials (6.0%)			50,600	Celgene Corporation(b,c)	2,748,592
53,600	A.G. Edwards, Inc.	2,348,216	19,500	Cerner Corporation(b,c)	1,695,135
58,650	Affiliated Managers		46,800	Charles River Laboratories
	Group, Inc.(b,c)	4,247,433		International, Inc.(b)	2,041,416
84,100	Ameritrade Holding		78,100	Community Health Systems, Inc.(b) 3,031,061
	Corporation(b,c)	1,806,468	50,300	Cooper Companies, Inc.	3,853,483
130,350	Apollo Investment Corporation(c)	2,580,930	41,100	Covance, Inc.(b)	1,972,389
23,700	Bear Stearns Companies, Inc.	2,601,075	39,900	Coventry Health Care, Inc.(b)	3,432,198
32,500	Calamos Asset Management, Inc.	802,100	139,500	Cytyc Corporation(b)	3,745,575
27,700	CB Richard Ellis Group, Inc.(b)	1,362,840	74,800	Dade Behring Holdings, Inc.	2,742,168
174,400	Charles Schwab Corporation	2,516,592	82,850	DaVita, Inc.(b)	3,816,900
17,100	Chicago Mercantile Exchange	5,767,830	49,500	Digene Corporation(b,c)	1,410,750
28,600	CIT Group, Inc.	1,292,148	85,000	Endo Pharmaceutical
12,700	City National Corporation	890,143		Holdings, Inc.(b)	2,266,950
30,000	Commerce Bancorp, Inc.(c)	920,700	33,800	Express Scripts, Inc.(b)	2,102,360
87,100	E*TRADE Financial Corporation(b)	1,532,960	108,800	Fisher Scientific
24,900	Eaton Vance Corporation	618,018		International, Inc.(b)	6,751,040
12,400	Everest Re Group, Ltd.	1,213,960	54,100	Forest Laboratories, Inc.(b)	2,108,277
			49,400	Gen-Probe, Inc.(b)	2,442,830

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Shares	Common Stock (82.8%)	Value	Shares	Common Stock (82.8%)	Value

Health Care — continued			41,400	VCA Antech, Inc.(b)	$1,056,528
61,400	Genzyme Corporation(b)	$4,398,696	46,300	Waters Corporation(b)	1,926,080
105,800	Gilead Sciences, Inc.(b)	5,158,808	36,400	Wellcare Health Plans, Inc.(b,c)	1,348,620
45,675	Health Management		11,700	WellChoice, Inc.(b)	888,030
	Associates, Inc.	1,071,992	21,504	WellPoint, Inc.(b)	1,630,433

61,100	Health Net, Inc.(b)	2,891,252		Total Health Care	162,770,793

28,800	Henry Schein, Inc.(b)	1,227,456
56,300	Hospira, Inc.(b)	2,306,611	Industrials (10.4%)
74,600	ICOS Corporation(b,c)	2,060,452	32,100	Adesa, Inc.	709,410
13,300	INAMED Corporation(b,c)	1,006,544	15,050	Alliant Techsystems, Inc.(b,c)	1,123,482
37,100	Intuitive Surgical, Inc.(b)	2,719,059	35,900	American Standard
29,800	Invitrogen Corporation(b)	2,241,854		Companies, Inc.	1,671,145
56,575	IVAX Corporation(b)	1,491,317	100,500	ARAMARK Corporation	2,684,355
50,400	Kinetic Concepts, Inc.(b)	2,862,720	47,200	C.H. Robinson Worldwide, Inc.	3,026,464
18,600	Kyphon, Inc.(b,c)	817,284	54,800	ChoicePoint, Inc.(b)	2,365,716
14,900	Laboratory Corporation of		20,400	Cintas Corporation	837,420
	America Holdings(b)	725,779	14,600	CNF, Inc.	766,500
22,800	Lincare Holdings, Inc.(b)	935,940	84,100	Corporate Executive
26,400	Manor Care, Inc.	1,014,024		Board Company	6,558,118
25,200	Martek Biosciences Corporation(b,c)	885,276	21,500	Cummins, Inc.	1,891,785
51,800	Medco Health Solutions, Inc.(b)	2,840,194	23,800	Danaher Corporation	1,281,154
64,600	Medicis Pharmaceutical		45,500	DRS Technologies, Inc.	2,245,880
	Corporation(c)	2,103,376	13,700	Dun & Bradstreet Corporation(b)	902,419
102,300	MedImmune, Inc.(b)	3,442,395	60,160	Expeditors International of
135,700	Millennium Pharmaceuticals, Inc.(b)	1,266,081		Washington, Inc.	3,415,885
42,400	Neurocrine Biosciences, Inc.(b,c)	2,085,656	33,300	Fastenal Company(c)	2,034,297
42,600	Omnicare, Inc.	2,395,398	37,600	Gardner Denver, Inc.(b,c)	1,676,960
32,400	PacifiCare Health Systems, Inc.(b)	2,584,872	30,200	Goodrich Corporation	1,339,068
34,800	Patterson Companies, Inc.(b,c)	1,393,044	57,800	Herman Miller, Inc.	1,751,340
48,600	PerkinElmer, Inc.	989,982	46,900	IDEX Corporation	1,995,595
14,900	Pharmaceutical Product		21,200	Ingersoll-Rand Company	810,476
	Development, Inc.(b)	856,899	22,000	ITT Industries, Inc.	2,499,200
92,300	Protein Design Labs, Inc.(b,c)	2,584,400	51,200	Jacobs Engineering Group, Inc.(b)	3,450,880
46,300	Psychiatric Solutions, Inc.(b,c)	2,510,849	53,200	JB Hunt Transport Services, Inc.	1,011,332
45,200	Quest Diagnostics, Inc.	2,284,408	123,900	JetBlue Airways Corporation(b,c)	2,180,640
25,000	Radiation Therapy Services, Inc.(b)	796,500	31,400	Joy Global, Inc.	1,584,444
26,800	ResMed, Inc.(b,c)	2,134,620	48,100	L-3 Communications
68,000	Respironics, Inc.(b)	2,868,240		Holdings, Inc.	3,803,267
35,800	Sepracor, Inc.(b,c)	2,111,842	50,800	Labor Ready, Inc.(b,c)	1,303,020
22,600	Shire Pharmaceuticals Group plc(c)	835,974	48,300	Manitowoc Company, Inc.(c)	2,427,075
57,500	St. Jude Medical, Inc.(b)	2,691,000	16,800	Manpower, Inc.	745,752
19,900	Syneron Medical, Ltd.(b,c)	727,146	51,400	Mobile Mini, Inc.(b,c)	2,228,190
94,900	Thermo Electron Corporation(b)	2,932,410	99,100	Monster Worldwide, Inc.(b)	3,043,361
27,900	Triad Hospitals, Inc.(b)	1,263,033	37,800	MSC Industrial Direct
47,950	United Surgical Partners			Company, Inc.	1,253,826
	International, Inc.(b,c)	1,875,324	34,200	Oshkosh Truck Corporation	1,476,072
68,600	Varian Medical Systems, Inc.(b,c)	2,710,386	44,700	Pentair, Inc.	1,631,550

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Shares	Common Stock (82.8%)	Value	Shares	Common Stock (82.8%)	Value

Industrials — continued			17,000	DST Systems, Inc.(b)	$932,110
103,200	Precision Castparts Corporation	$5,479,920	15,300	Electronic Arts, Inc.(b)	870,417
42,700	Resources Global Professionals(b)	1,265,201	60,900	Emulex Corporation(b)	1,230,789
84,900	Robert Half International, Inc.	3,021,591	88,300	Euronet Worldwide, Inc.(b,c)	2,612,797
49,000	Rockwell Automation, Inc.	2,592,100	15,400	F5 Networks, Inc.(b,c)	669,438
40,800	Rockwell Collins, Inc.	1,971,456	44,400	FileNet Corporation(b,c)	1,238,760
53,200	Roper Industries, Inc.	2,090,228	46,065	Fiserv, Inc.(b)	2,113,002
36,400	Stericycle, Inc.(b)	2,080,260	147,900	Flextronics International, Ltd.(b)	1,900,515
36,500	Thomas & Betts Corporation(b)	1,255,965	35,900	FLIR Systems, Inc.(b)	1,061,922
5	Timco Aviation Services, Inc.(b)	1	24,800	Global Payments, Inc.	1,927,456
58,800	URS Corporation(b,c)	2,374,932	7,900	Google, Inc.(b)	2,500,034
22,800	UTI Worldwide, Inc.(c)	1,771,560	49,700	Harris Corporation	2,077,460

	Total Industrials	91,629,292	24,050	Hittite Microwave Corporation(b)	487,012

			22,600	Hyperion Solutions Corporation(b,c)	1,099,490
Information Technology (19.0%)			16,900	Ikanos Communications, Inc.(b)	207,701
68,600	Activision, Inc.(b)	1,402,870	167,300	Informatica Corporation(b,c)	2,010,946
68,600	Adobe Systems, Inc.	2,047,710	9,000	Intergraph Corporation(b,c)	402,390
17,200	ADTRAN, Inc.	541,800	35,600	International Rectifier
19,300	Affiliated Computer Services, Inc.(b)	1,053,780		Corporation(b)	1,604,848
160,600	Akamai Technologies, Inc.(b,c)	2,561,570	64,200	Internet Security Systems, Inc.(b,c)	1,541,442
94,600	Alliance Data Systems		120,000	Intersil Corporation	2,613,600
	Corporation(b)	3,703,590	56,750	Iron Mountain, Inc.(b)	2,082,725
82,400	Altera Corporation(b)	1,574,664	74,700	Ixia(b,c)	1,098,837
89,800	Amdocs, Ltd.(b)	2,490,154	81,700	Jabil Circuit, Inc.(b)	2,526,164
51,000	Amphenol Corporation	2,057,340	109,946	Juniper Networks, Inc.(b)	2,615,615
67,900	Apple Computer, Inc.(b)	3,640,119	47,240	KLA-Tencor Corporation	2,303,422
139,700	ASML Holding NV ADR(b,c)	2,306,447	69,500	Lam Research Corporation(b)	2,117,665
81,000	ATI Technologies, Inc.(b)	1,129,140	170,900	Lawson Software, Inc.(b,c)	1,186,046
71,800	Autodesk, Inc.	3,334,392	65,800	Linear Technology Corporation	2,473,422
29,100	Avid Technology, Inc.(b)	1,204,740	174,000	LSI Logic Corporation(b)	1,713,900
18,200	Avocent Corporation(b)	575,848	486,800	Lucent Technologies, Inc.(b,c)	1,582,100
141,500	Broadcom Corporation(b)	6,637,765	32,800	Macromedia, Inc.(b)	1,333,976
15,700	CACI International, Inc.(b,c)	951,420	126,300	Marvell Technology Group, Ltd.(b)	5,823,693
29,300	CDW Corporation	1,726,356	58,300	McAfee, Inc.(b)	1,831,786
51,200	Check Point Software		132,500	MEMC Electronic Materials(b)	3,019,675
	Technologies, Ltd.(b)	1,245,184	72,200	Mercury Interactive Corporation(b)	2,859,120
28,500	CheckFree Corporation(b)	1,077,870	115,090	Microchip Technology, Inc.	3,466,511
129,900	Citrix Systems, Inc.(b)	3,265,686	59,600	National Semiconductor
104,000	CNET Networks, Inc.(b,c)	1,411,280		Corporation	1,567,480
120,300	Cogent, Inc.(b,c)	2,857,125	74,600	NAVTEQ Corporation(b)	3,726,270
83,950	Cognizant Technology		55,300	NCR Corporation(b)	1,764,623
	Solutions Corporation(b)	3,911,230	9,100	NetEase.com, Inc.(b)	819,091
54,200	Cognos, Inc.(b)	2,110,006	83,300	Network Appliance, Inc.(b)	1,977,542
45,400	Comtech Telecommunications		36,570	Novellus Systems, Inc.(b)	917,176
	Corporation(b,c)	1,882,738	43,300	NVIDIA Corporation(b)	1,484,324
228,900	Comverse Technology, Inc.(b)	6,013,203	22,000	Palm, Inc.(b,c)	623,260
42,300	Corning, Inc.(b)	817,659	39,200	Paychex, Inc.	1,453,536

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Shares	Common Stock (82.8%)	Value	Shares	Common Stock (82.8%)		Value

Information Technology — continued			17,000	Monsanto Company		$1,066,750
26,500	QLogic Corporation(b)	$906,300	36,100	Owens-Illinois, Inc.(b)		744,382
11,700	Research in Motion, Ltd.(b)	800,280	109,400	Pactiv Corporation(b)		1,916,688
54,900	Salesforce.com, Inc.(b,c)	1,269,288	7,500	Potash Corporation of
21,200	SanDisk Corporation(b)	1,022,900		Saskatchewan, Inc.		699,900
65,300	Sybase, Inc.(b,c)	1,529,326	17,400	Praxair, Inc.		833,982

139,785	Symantec Corporation(b)	3,167,528		Total Materials		16,356,199

166,700	Tellabs, Inc.(b)	1,753,684
33,300	Tessera Technologies, Inc.(b,c)	996,003	Telecommunications Services (2.0%)
312,500	TIBCO Software, Inc.(b)	2,612,500	179,442	American Tower Corporation(b)		4,477,078
77,000	TNS, Inc.(b,c)	1,867,250	81,000	Crown Castle International
40,500	Varian Semiconductor			Corporation(b)		1,995,030
	Equipment Associates, Inc.(b,c)	1,715,985	138,300	Nextel Partners, Inc.(b)		3,471,330
118,500	VeriSign, Inc.(b)	2,532,345	65,400	NII Holdings, Inc.(b,c)		5,523,030
34,700	Xilinx, Inc.	966,395	134,500	SBA Communications
29,425	Zebra Technologies Corporation(b)	1,150,223		Corporation(b)		2,078,025

	Total Information			Total Telecommunications
	Technology	167,291,781		Services		17,544,493

Materials (1.9%)			Utilities (0.4%)
36,500	FMC Corporation(b)	2,088,530	8,500	Questar Corporation		749,020
67,100	Freeport-McMoRan Copper &		188,300	Reliant Energy, Inc.(b)		2,907,352

	Gold, Inc.(c)	3,260,389		Total Utilities		3,656,372

29,100	IPSCO, Inc.	2,080,359

34,100	Martin Marietta Materials, Inc.	2,675,486		Total Common Stock
17,300	Minerals Technologies, Inc.(c)	989,733		(cost $605,119,523)		728,432,938

				Interest	Maturity
Shares	Collateral Held for Securities Loaned (14.7%)			Rate(d)	Date	Value

129,211,479 Thrivent Financial Securities Lending Trust				3.770%	N/A	$129,211,479

		Total Collateral Held for Securities Loaned
		(cost $129,211,479)				129,211,479

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (2.5%)	Rate(d)	Date	Value

$11,850,000	BP Capital Markets plc	3.880%	10/3/2005	$11,847,446
9,776,100	Thrivent Money Market Portfolio	3.360	N/A	9,776,100

	Total Short-Term Investments (at amortized cost)			21,623,546

	Total Investments (cost $755,954,548)			$879,267,963

(a)	The categories of investments are shown as a percentage of total investments.

(b)	Non-income producing security.

(c)	All or a portion of the security is on loan.

(d)	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(e)	Miscellaneous footnote:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

At September 30, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $142,957,220 and $(19,643,805), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Mid Cap Growth Portfolio II
	Schedule of Investments as of September 30,			2005 (unaudited)(a)
Shares	Common Stock (83.9%)	Value	Shares	Common Stock (83.9%)	Value

Consumer Discretionary (15.9%)
1,500	Abercrombie & Fitch Company	$74,775	1,480	P.F. Chang’s China Bistro, Inc.(b,c)	$66,348
2,250	Advance Auto Parts, Inc.(b)	87,030	900	Panera Bread Company(b,c)	46,062
1,300	Amazon.com, Inc.(b)	58,890	2,300	Penn National Gaming, Inc.(b)	71,553
2,200	American Eagle Outfitters, Inc.	51,766	2,400	PETCO Animal Supplies, Inc.(b)	50,784
669	Apollo Group, Inc.(b)	44,415	4,330	PETsMART, Inc.	94,307
2,100	Applebee’s International, Inc.	43,449	1,800	Polo Ralph Lauren Corporation	90,540
1,400	Autoliv, Inc.	60,900	1,600	Pulte Homes, Inc.	68,672
3,200	Bed Bath & Beyond, Inc.(b)	128,576	1,800	Ross Stores, Inc.	42,660
1,100	Black & Decker Corporation	90,299	2,940	Royal Caribbean Cruises, Ltd.(c)	127,008
1,300	Brunswick Corporation	49,049	2,800	Scientific Games Corporation(b,c)	86,800
2,120	Career Education Corporation(b)	75,387	1,500	SCP Pool Corporation(c)	52,395
4,975	Cheesecake Factory, Inc.(b)	155,419	800	Sears Holdings Corporation(b)	99,536
5,800	Chico’s FAS, Inc.(b)	213,440	5,850	Staples, Inc.	124,722
8,540	Coach, Inc.(b)	267,814	900	Starbucks Corporation(b)	45,090
2,900	Coldwater Creek, Inc.(b,c)	73,138	2,800	Starwood Hotels & Resorts
1,333	D.R. Horton, Inc.	48,281		Worldwide, Inc.	160,076
1,600	Darden Restaurants, Inc.	48,592	3,000	Station Casinos, Inc.	199,080
1,400	Dick’s Sporting Goods, Inc.(b,c)	42,154	600	Strayer Education, Inc.	56,712
2,900	Dollar General Corporation	53,186	3,320	Tiffany & Company	132,036
1,500	Education Management		1,100	Toll Brothers, Inc.(b)	49,137
	Corporation(b)	48,360	1,200	Tractor Supply Company(b,c)	54,780
1	Expedia, Inc.(b)	17	2,800	Tupperware Corporation	63,784
1,800	Fortune Brands, Inc.	146,394	3,100	Univision Communications, Inc.(b)	82,243
2,000	GameStop Corporation(b,c)	62,940	6,400	Urban Outfitters, Inc.(b,c)	188,160
2,900	Gaylord Entertainment Company(b,c)	138,185	1,350	Volcom, Inc.(b,c)	37,814
3,600	Gentex Corporation(c)	62,640	1,100	Weight Watchers
4,690	Getty Images, Inc.(b,c)	403,528		International, Inc.(b,c)	56,738
2,300	GTECH Holdings Corporation	73,738	4,300	Williams-Sonoma, Inc.(b)	164,905
1,500	Harman International Industries, Inc.	153,405	1,400	WMS Industries, Inc.(b,c)	39,382
1,400	Harrah’s Entertainment, Inc.	91,266	1,000	Wynn Resorts, Ltd.(b,c)	45,150
9,100	Hilton Hotels Corporation	203,112	6,900	XM Satellite Radio Holdings, Inc.(b,c)	247,779
1	IAC InterActiveCorp(b)	22	1,100	Yum! Brands, Inc.	53,251

2,190	International Game Technology	59,130		Total Consumer
1,000	ITT Educational Services, Inc.(b)	49,350		Discretionary	7,082,395

1,950	Jarden Corporation(b,c)	80,086
800	Kohl’s Corporation(b)	40,144	Consumer Staples (1.3%)
2,400	Lamar Advertising Company(b)	108,864	3,700	Church & Dwight Company, Inc.(c)	136,678
1,400	Laureate Education, Inc.(b)	68,558	2,300	Constellation Brands, Inc.(b)	59,800
1,400	Lennar Corporation	83,664	1,500	Dean Foods Company(b)	58,290
1,400	Marriott International, Inc.	88,200	1,400	Estee Lauder Companies, Inc.	48,762
2,800	Marvel Entertainment, Inc.(b,c)	50,036	1,900	Whole Foods Market, Inc.	255,455

4,100	MGM MIRAGE(b)	179,457		Total Consumer Staples	558,985

3,200	Michaels Stores, Inc.	105,792
500	Mohawk Industries, Inc.(b)	40,125	Energy (7.8%)
4,700	Nordstrom, Inc.	161,304	2,400	Bill Barrett Corporation(b)	88,368
1,800	O’Reilly Automotive, Inc.(b)	50,724	4,560	BJ Services Company	164,114
5,700	Office Depot, Inc.(b)	169,290	2,200	Chesapeake Energy Corporation	84,150

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Growth Portfolio II
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Shares	Common Stock (83.9%)	Value	Shares	Common Stock (83.9%)	Value

Energy — continued			2,500	Sovereign Bancorp, Inc.	$55,100
2,800	Cimarex Energy Company(b)	$126,924	2,400	St. Joe Company	149,880
700	CONSOL Energy, Inc.	53,389	2,400	T. Rowe Price Group, Inc.	156,720
4,400	ENSCO International, Inc.	204,996	2,200	UCBH Holdings, Inc.(c)	40,304
2,100	EOG Resources, Inc.	157,290	1,400	Willis Group Holdings, Ltd.(c)	52,570
1,900	GlobalSantaFe Corporation	86,678	2,200	Zions Bancorporation	156,662

5,000	Grant Prideco, Inc.(b)	203,250		Total Financials	2,719,715

1,000	Massey Energy Company(c)	51,070
1,400	Murphy Oil Corporation	69,818	Health Care (18.7%)
2,900	Nabors Industries, Ltd.(b)	208,307	1,000	Aetna, Inc.	86,140
3,300	National Oilwell Varco, Inc.(b)	217,140	1,400	Affymetrix, Inc.(b)	64,722
4,200	Newfield Exploration Company(b)	206,220	510	Allergan, Inc.	46,726
1,400	Noble Corporation	95,844	2,600	American Healthways, Inc.(b,c)	110,240
1,200	Noble Energy, Inc.	56,280	5,200	Amylin Pharmaceuticals, Inc.(b,c)	180,908
7,500	Patterson-UTI Energy, Inc.	270,600	2,550	Barr Pharmaceuticals, Inc.(b)	140,046
1,600	Peabody Energy Corporation	134,960	1,000	Beckman Coulter, Inc.	53,980
1,500	Rowan Companies, Inc.	53,235	2,900	Biomet, Inc.	100,659
4,280	Smith International, Inc.	142,567	1,300	Biosite, Inc.(b,c)	80,418
700	Transocean, Inc.(b)	42,917	5,800	Biovail Corporation(b)	135,546
5,700	Ultra Petroleum Corporation(b,c)	324,216	2,580	C.R. Bard, Inc.	170,357
900	Weatherford International, Ltd.(b)	61,794	5,500	Caliper Life Sciences, Inc.(b,c)	38,665
2,700	Williams Companies, Inc.	67,635	3,735	Caremark Rx, Inc.(b)	186,489
6,533	XTO Energy, Inc.	296,076	2,600	Celgene Corporation(b,c)	141,232

	Total Energy	3,467,838	1,000	Cerner Corporation(b,c)	86,930

			2,400	Charles River Laboratories
Financials (6.1%)				International, Inc.(b)	104,688
2,800	A.G. Edwards, Inc.	122,668	4,000	Community Health Systems, Inc.(b)	155,240
2,990	Affiliated Managers Group, Inc.(b,c)	216,536	2,600	Cooper Companies, Inc.	199,186
4,310	Ameritrade Holding Corporation(b,c)	92,579	2,100	Covance, Inc.(b)	100,779
6,700	Apollo Investment Corporation	132,660	2,100	Coventry Health Care, Inc.(b)	180,642
1,200	Bear Stearns Companies, Inc.	131,700	7,140	Cytyc Corporation(b)	191,709
1,700	Calamos Asset Management, Inc.	41,956	3,800	Dade Behring Holdings, Inc.	139,308
1,400	CB Richard Ellis Group, Inc.(b)	68,880	4,250	DaVita, Inc.(b)	195,798
9,000	Charles Schwab Corporation	129,870	2,600	Digene Corporation(b,c)	74,100
900	Chicago Mercantile Exchange	303,570	4,400	Endo Pharmaceutical
1,500	CIT Group, Inc.	67,770		Holdings, Inc.(b)	117,348
700	City National Corporation	49,063	1,800	Express Scripts, Inc.(b)	111,960
1,500	Commerce Bancorp, Inc.(c)	46,035	5,580	Fisher Scientific International, Inc.(b)	346,239
4,500	E*TRADE Financial Corporation(b)	79,200	2,800	Forest Laboratories, Inc.(b)	109,116
1,300	Eaton Vance Corporation	32,266	2,500	Gen-Probe, Inc.(b)	123,625
600	Everest Re Group, Ltd.	58,740	3,140	Genzyme Corporation(b)	224,950
2,970	Investors Financial		5,460	Gilead Sciences, Inc.(b)	266,230
	Services Corporation(c)	97,713	2,400	Health Management Associates, Inc.	56,328
2,095	Legg Mason, Inc.	229,801	3,100	Health Net, Inc.(b)	146,692
2,900	MB Financial, Inc.(c)	113,042	1,500	Henry Schein, Inc.(b)	63,930
1,000	Moody’s Corporation	51,080	2,900	Hospira, Inc.(b)	118,813
1,700	North Fork Bancorporation, Inc.	43,350	3,800	ICOS Corporation(b,c)	104,956

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Growth Portfolio II

Schedule of Investments as of September 30, 2005 (unaudited)(a)

Shares	Common Stock (83.9%)	Value	Shares	Common Stock (83.9%)	Value

Health Care — continued			Industrials (10.5%)
700	INAMED Corporation(b)	$52,976	1,600	Adesa, Inc.	$35,360
1,900	Intuitive Surgical, Inc.(b)	139,251	800	Alliant Techsystems, Inc.(b)	59,720
1,510	Invitrogen Corporation(b)	113,597	1,830	American Standard Companies, Inc.	85,186
2,925	IVAX Corporation(b)	77,103	5,200	ARAMARK Corporation	138,892
2,600	Kinetic Concepts, Inc.(b)	147,680	2,400	C.H. Robinson Worldwide, Inc.	153,888
1,000	Kyphon, Inc.(b,c)	43,940	2,800	ChoicePoint, Inc.(b)	120,876
800	Laboratory Corporation of		1,000	Cintas Corporation	41,050
	America Holdings(b)	38,968	700	CNF, Inc.	36,750
1,200	Lincare Holdings, Inc.(b)	49,260	4,350	Corporate Executive
1,400	Manor Care, Inc.	53,774		Board Company	339,213
1,300	Martek Biosciences Corporation(b,c)	45,669	1,100	Cummins, Inc.	96,789
2,700	Medco Health Solutions, Inc.(b)	148,041	1,200	Danaher Corporation	64,596
3,330	Medicis Pharmaceutical		2,300	DRS Technologies, Inc.	113,528
	Corporation(c)	108,425	700	Dun & Bradstreet Corporation(b)	46,109
5,250	MedImmune, Inc.(b)	176,662	3,150	Expeditors International of
7,000	Millennium Pharmaceuticals, Inc.(b)	65,310		Washington, Inc.	178,857
2,140	Neurocrine Biosciences, Inc.(b,c)	105,267	1,700	Fastenal Company(c)	103,853
2,200	Omnicare, Inc.	123,706	1,900	Gardner Denver, Inc.(b)	84,740
1,700	PacifiCare Health Systems, Inc.(b)	135,626	1,600	Goodrich Corporation	70,944
1,800	Patterson Companies, Inc.(b,c)	72,054	3,000	Herman Miller, Inc.	90,900
2,500	PerkinElmer, Inc.	50,925	2,400	IDEX Corporation	102,120
800	Pharmaceutical Product		1,000	Ingersoll-Rand Company	38,230
	Development, Inc.(b)	46,008	1,100	ITT Industries, Inc.	124,960
4,800	Protein Design Labs, Inc.(b,c)	134,400	2,600	Jacobs Engineering Group, Inc.(b)	175,240
2,400	Psychiatric Solutions, Inc.(b,c)	130,152	2,700	JB Hunt Transport Services, Inc.	51,327
2,300	Quest Diagnostics, Inc.	116,242	6,400	JetBlue Airways Corporation(b,c)	112,640
1,300	Radiation Therapy Services, Inc.(b)	41,418	1,600	Joy Global, Inc.	80,736
1,400	ResMed, Inc.(b,c)	111,510	2,500	L-3 Communications Holdings, Inc.	197,675
3,500	Respironics, Inc.(b)	147,630	2,600	Labor Ready, Inc.(b)	66,690
1,800	Sepracor, Inc.(b)	106,182	2,500	Manitowoc Company, Inc.	125,625
1,100	Shire Pharmaceuticals Group plc(c)	40,689	820	Manpower, Inc.	36,400
3,000	St. Jude Medical, Inc.(b)	140,400	2,600	Mobile Mini, Inc.(b,c)	112,710
1,000	Syneron Medical, Ltd.(b,c)	36,540	5,060	Monster Worldwide, Inc.(b)	155,393
4,890	Thermo Electron Corporation(b)	151,101	1,900	MSC Industrial Direct Company, Inc.	63,023
1,400	Triad Hospitals, Inc.(b)	63,378	1,800	Oshkosh Truck Corporation	77,688
2,500	United Surgical Partners		2,300	Pentair, Inc.	83,950
	International, Inc.(b)	97,775	5,300	Precision Castparts Corporation	281,430
3,500	Varian Medical Systems, Inc.(b)	138,285	2,200	Resources Global Professionals(b)	65,186
2,100	VCA Antech, Inc.(b)	53,592	4,320	Robert Half International, Inc.	153,749
2,410	Waters Corporation(b)	100,256	2,550	Rockwell Automation, Inc.	134,895
1,900	Wellcare Health Plans, Inc.(b)	70,395	2,100	Rockwell Collins, Inc.	101,472
600	WellChoice, Inc.(b)	45,540	2,800	Roper Industries, Inc.	110,012
1,100	WellPoint, Inc.(b)	83,402	1,900	Stericycle, Inc.(b)	108,585

	Total Health Care	8,357,824	1,900	Thomas & Betts Corporation(b)	65,379

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Growth Portfolio II

Schedule of Investments as of September 30, 2005 (unaudited)(a)

Shares	Common Stock (83.9%)	Value	Shares	Common Stock (83.9%)	Value

Industrials — continued			400	Google, Inc.(b)	$126,584
3,000	URS Corporation(b)	$121,170	2,600	Harris Corporation	108,680
1,200	UTI Worldwide, Inc.(c)	93,240	1,250	Hittite Microwave Corporation(b)	25,312

	Total Industrials	4,700,776	1,100	Hyperion Solutions Corporation(b)	53,515

			850	Ikanos Communications, Inc.(b)	10,446
Information Technology (19.3%)			8,500	Informatica Corporation(b,c)	102,170
3,500	Activision, Inc.(b)	71,575	500	Intergraph Corporation(b)	22,355
3,500	Adobe Systems, Inc.	104,475	1,800	International Rectifier Corporation(b)	81,144
900	ADTRAN, Inc.	28,350	3,300	Internet Security Systems, Inc.(b,c)	79,233
1,000	Affiliated Computer Services, Inc.(b)	54,600	6,200	Intersil Corporation(c)	135,036
8,300	Akamai Technologies, Inc.(b,c)	132,385	2,950	Iron Mountain, Inc.(b)	108,265
4,920	Alliance Data Systems Corporation(b)	192,618	3,800	Ixia(b)	55,898
4,200	Altera Corporation(b)	80,262	4,200	Jabil Circuit, Inc.(b)	129,864
4,600	Amdocs, Ltd.(b)	127,558	5,625	Juniper Networks, Inc.(b)	133,819
2,580	Amphenol Corporation	104,077	2,400	KLA-Tencor Corporation	117,024
3,500	Apple Computer, Inc.(b)	187,635	3,600	Lam Research Corporation(b)	109,692
7,200	ASML Holding NV ADR(b,c)	118,872	8,800	Lawson Software, Inc.(b,c)	61,072
4,200	ATI Technologies, Inc.(b,c)	58,548	3,400	Linear Technology Corporation	127,806
3,700	Autodesk, Inc.	171,828	8,900	LSI Logic Corporation(b)	87,665
1,500	Avid Technology, Inc.(b)	62,100	25,000	Lucent Technologies, Inc.(b,c)	81,250
900	Avocent Corporation(b)	28,476	1,700	Macromedia, Inc.(b)	69,139
7,300	Broadcom Corporation(b)	342,443	6,520	Marvell Technology Group, Ltd.(b)	300,637
800	CACI International, Inc.(b,c)	48,480	2,960	McAfee, Inc.(b)	93,003
1,500	CDW Corporation	88,380	6,800	MEMC Electronic Materials(b)	154,972
2,600	Check Point Software		3,700	Mercury Interactive Corporation(b,c)	146,520
	Technologies, Ltd.(b)	63,232	5,900	Microchip Technology, Inc.	177,708
1,500	CheckFree Corporation(b)	56,730	3,100	National Semiconductor Corporation	81,530
6,700	Citrix Systems, Inc.(b)	168,438	3,800	NAVTEQ Corporation(b)	189,810
5,400	CNET Networks, Inc.(b,c)	73,278	2,900	NCR Corporation(b)	92,539
6,200	Cogent, Inc.(b,c)	147,250	500	NetEase.com, Inc.(b)	45,005
4,300	Cognizant Technology		4,300	Network Appliance, Inc.(b)	102,082
	Solutions Corporation(b)	200,337	1,870	Novellus Systems, Inc.(b)	46,900
2,800	Cognos, Inc.(b,c)	109,004	2,200	NVIDIA Corporation(b)	75,416
2,300	Comtech Telecommunications		1,100	Palm, Inc.(b,c)	31,163
	Corporation(b)	95,381	2,000	Paychex, Inc.	74,160
11,800	Comverse Technology, Inc.(b)	309,985	1,400	QLogic Corporation(b)	47,880
2,200	Corning, Inc.(b)	42,526	600	Research in Motion, Ltd.(b)	41,040
850	DST Systems, Inc.(b)	46,606	2,800	Salesforce.com, Inc.(b,c)	64,736
800	Electronic Arts, Inc.(b)	45,512	1,100	SanDisk Corporation(b)	53,075
3,100	Emulex Corporation(b)	62,651	3,400	Sybase, Inc.(b)	79,628
4,500	Euronet Worldwide, Inc.(b)	133,155	7,210	Symantec Corporation(b)	163,379
800	F5 Networks, Inc.(b)	34,776	8,600	Tellabs, Inc.(b)	90,472
2,300	FileNet Corporation(b,c)	64,170	1,700	Tessera Technologies, Inc.(b)	50,847
2,400	Fiserv, Inc.(b)	110,088	16,100	TIBCO Software, Inc.(b)	134,596
7,600	Flextronics International, Ltd.(b)	97,660	3,900	TNS, Inc.(b)	94,575
1,800	FLIR Systems, Inc.(b)	53,244	2,100	Varian Semiconductor
1,300	Global Payments, Inc.	101,036		Equipment Associates, Inc.	88,977

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Growth Portfolio II
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Shares	Common Stock (83.9%)	Value	Shares	Common Stock (83.9%)		Value

Information Technology — continued			Telecommunications Services (2.0%)
6,100	VeriSign, Inc.(b)	$130,357	9,280	American Tower Corporation(b)		$231,536
1,800	Xilinx, Inc.	50,130	4,140	Crown Castle International
1,500	Zebra Technologies Corporation(b)	58,635		Corporation(b)		101,968

	Total Information		7,100	Nextel Partners, Inc.(b)		178,210
	Technology	8,603,462	3,400	NII Holdings, Inc.(b,c)		287,130

			6,900	SBA Communications Corporation(b)		106,605

Materials (1.9%)				Total Telecommunications
1,900	FMC Corporation(b)	108,718		Services		905,449

3,500	Freeport-McMoRan
	Copper & Gold, Inc.	170,065	Utilities (0.4%)
1,500	IPSCO, Inc.	107,235	400	Questar Corporation		35,248
1,800	Martin Marietta Materials, Inc.	141,228	9,700	Reliant Energy, Inc.(b)		149,768

800	Minerals Technologies, Inc.	45,768		Total Utilities		185,016

900	Monsanto Company	56,475

1,900	Owens-Illinois, Inc.(b)	39,178		Total Common Stock
5,600	Pactiv Corporation(b)	98,112		(cost $31,761,926)		37,428,704

400	Potash Corporation of
	Saskatchewan, Inc.	37,328
900	Praxair, Inc.	43,137

	Total Materials	847,244

				Interest	Maturity
Shares	Collateral Held for Securities Loaned (13.8%)			Rate(d)	Date	Value

6,178,851	Thrivent Financial Securities Lending Trust			3.770%	N/A	$6,178,851

	Total Collateral Held for Securities Loaned
	(cost $6,178,851)					6,178,851

				Interest	Maturity
Shares	Short-Term Investments (2.3%)			Rate(d)	Date	Value

1,031,561	Thrivent Money Market Portfolio			3.360%	N/A	$1,031,561

	Total Short-Term Investments (at amortized cost)					1,031,561

	Total Investments (cost $38,972,338)					$44,639,116

(a)	The categories of investments are shown as a percentage of total investments.

(b)	Non-income producing security.

(c)	All or a portion of the security is on loan.

(d)	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(e)	Miscellaneous footnote:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

At September 30, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $6,685,429 and $(1,018,651), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Partner Mid Cap Value Portfolio
	Schedule of Investments as of September 30,			2005 (unaudited)(a)
Shares	Common Stock (86.0%)	Value	Shares	Common Stock (86.0%)	Value

Consumer Discretionary (14.1%)			1,797	Equity Residential REIT	$68,016
1,520	Autoliv, Inc.	$66,120	1,906	Everest Re Group, Ltd.	186,597
5,844	Dow Jones & Company, Inc.(c)	223,182	4,682	FirstMerit Corporation	125,431
4,178	Federated Department Stores, Inc.	279,383	856	Healthcare Realty Trust, Inc.	34,360
3,213	Harrah’s Entertainment, Inc.	209,455	5,066	iStar Financial, Inc.	204,818
4,603	J.C. Penney Company, Inc.		4,123	KeyCorp	132,967
	(Holding Company)	218,274	2,531	M&T Bank Corporation	267,552
3,175	Lamar Advertising Company(b)	144,018	3,394	Northern Trust Corporation	171,567
2,303	Lear Corporation	78,233	1,638	PartnerRe, Ltd.	104,914
4,024	Lennar Corporation	240,474	5,358	Plum Creek Timber Company, Inc.	203,122
2,445	Mohawk Industries, Inc.(b)	196,211	2,596	PMI Group, Inc.	103,503
6,964	Newell Rubbermaid, Inc.	157,735	1,642	Prentiss Properties Trust	66,665
3,619	Ross Stores, Inc.	85,770	3,048	RenaissanceRe Holdings, Ltd.(c)	133,289
2,286	Stanley Works	106,710	3,194	Torchmark Corporation	168,739
3,379	Talbots, Inc.(c)	101,100	2,187	Willis Group Holdings, Ltd.(c)	82,122

	Total Consumer		3,431	Zions Bancorporation	244,322

	Discretionary	2,106,665		Total Financials	3,418,250

Consumer Staples (4.3%)			Health Care (5.4%)
5,873	Archer-Daniels-Midland Company	144,828	3,970	Apria Healthcare Group, Inc.(b)	126,683
3,001	Clorox Company	166,676	3,351	Charles River Laboratories
2,232	Pepsi Bottling Group, Inc.	63,724		International, Inc.(b)	146,171
1,451	Reynolds American, Inc.	120,462	4,377	Health Net, Inc.(b)	207,120
5,254	Smithfield Foods, Inc.(b)	155,939	6,995	MedImmune, Inc.(b)	235,382

	Total Consumer Staples	651,629	8,104	WebMD Corporation(b)	89,792

				Total Health Care	805,148

Energy (11.4%)
7,314	BJ Services Company	263,231	Industrials (7.4%)
5,469	EOG Resources, Inc.	409,628	2,164	Alliant Techsystems, Inc.(b)	161,543
1,859	Frontier Oil Corporation(c)	82,447	4,732	American Standard Companies, Inc.	220,275
5,655	Noble Energy, Inc.	265,220	1,486	Carlisle Companies, Inc.	94,465
4,924	Range Resources Corporation	190,116	2,446	Cooper Industries, Ltd.	169,116
2,721	Teekay Shipping Corporation(c)	117,139	2,643	Norfolk Southern Corporation	107,200
2,035	Western Gas Resources, Inc.(c)	104,253	4,354	Republic Services, Inc.	153,653
11,069	Williams Companies, Inc.	277,278	4,136	Rockwell Collins, Inc.	199,852

	Total Energy	1,709,312		Total Industrials	1,106,104

Financials (22.8%)			Information Technology (7.2%)
3,408	Ambac Financial Group, Inc.	245,580	7,308	Activision, Inc.(b)	149,449
1,603	American Capital Strategies, Ltd.(c)	58,766	1,002	Amphenol Corporation	40,421
4,089	Apartment Investment &		3,032	Avocent Corporation(b)	95,932
	Management Company	158,571	17,435	BearingPoint, Inc.(b,c)	132,332
2,032	Bear Stearns Companies, Inc.	223,012	1,429	CDW Corporation	84,197
4,920	CIT Group, Inc.	222,286	2,626	Freescale Semiconductor, Inc.(b)	61,475
1,189	Commerce Bancshares, Inc.(c)	61,210	5,872	Ingram Micro, Inc.(b)	108,867
3,230	Developers Diversified		3,056	Tech Data Corporation(b)	108,882
	Realty Corporation	150,841	2,189	Tessera Technologies, Inc.(b)	65,473

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Partner Mid Cap Value Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Shares	Common Stock (86.0%)	Value	Shares	Common Stock (86.0%)		Value

Information Technology — continued		Utilities (10.6%)
4,745	Xerox Corporation(b)	$64,769	4,009	AGL Resources, Inc.		$148,774
4,295	Zebra Technologies Corporation(b)	167,892	2,039	CMS Energy Corporation(b)		33,542

	Total Information		5,044	Edison International, Inc.		238,480
	Technology	1,079,689	941	Energen Corporation		40,708

			3,741	Entergy Corporation		278,031
Materials (2.8%)			1,652	FirstEnergy Corporation		86,102
4,149	Agrium, Inc.	91,154	7,411	PG&E Corporation		290,875
1,251	Allegheny Technologies, Inc.	38,756	2,033	PNM Resources, Inc.		58,286
540	Carpenter Technology Corporation	31,649	8,366	PPL Corporation		270,473
3,756	Chemtura Corporation	46,650	542	Public Service Enterprise Group, Inc. 34,883
4,048	Packaging Corporation of America(c)	78,572	2,706	Wisconsin Energy Corporation		108,024

3,398	Rohm and Haas Company	139,760		Total Utilities		1,588,178

	Total Materials	426,541

				Total Common Stock
				(cost $12,012,932)		12,891,516

				Interest	Maturity
Shares	Collateral Held for Securities Loaned (7.0%)			Rate(d)	Date	Value

1,042,975	Thrivent Financial Securities Lending Trust			3.770%	N/A	$1,042,975

	Total Collateral Held for Securities Loaned
	(cost $1,042,975)					1,042,975

Shares or
Principal				Interest	Maturity
Amount	Short-Term Investments (7.0%)			Rate(d)	Date	Value

$440,000	Federal National Mortgage Association			2.131%	10/3/2005	$439,923
606,060	Thrivent Money Market Portfolio			3.360	N/A	606,060

	Total Short-Term Investments (at amortized cost)					1,045,983

	Total Investments (cost $14,101,890)					$14,980,474

(a)	The categories of investments are shown as a percentage of total investments.

(b)	Non-income producing security.

(c)	All or a portion of the security is on loan.

(d)	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

At September 30, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $1,011,877 and $(133,293), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Mid Cap Stock Portfolio
	Schedule of Investments as of September 30,			2005 (unaudited)(a)
Shares	Common Stock (81.3%)	Value	Shares	Common Stock (81.3%)	Value

Consumer Discretionary (11.6%)			5,280	TreeHouse Foods, Inc(b)	$141,926
35,300	Alliance Gaming Corporation(b,c)	$383,005	60,000	Tyson Foods, Inc.	1,083,000

28,000	American Eagle Outfitters, Inc.	658,840		Total Consumer Staples	8,411,403

8,500	Apollo Group, Inc.(b)	564,315
39,000	Autoliv, Inc.	1,696,500	Energy (13.0%)
12,800	Barnes & Noble, Inc.	482,560	14,000	Amerada Hess Corporation	1,925,000
22,900	Boyd Gaming Corporation	987,448	58,400	Chesapeake Energy Corporation(c)	2,233,800
28,800	Circuit City Stores, Inc.	494,208	43,100	ENSCO International, Inc.	2,008,029
11,633	D.R. Horton, Inc.	421,347	55,300	Grant Prideco, Inc.(b)	2,247,945
50,200	Foot Locker, Inc.	1,101,388	12,700	Massey Energy Company(c)	648,589
46,800	Goodyear Tire &		41,000	Nabors Industries, Ltd.(b)	2,945,030
	Rubber Company(b,c)	729,612	7,000	National Oilwell Varco, Inc.(b)	460,600
21,500	Harrah’s Entertainment, Inc.	1,401,585	36,100	Newfield Exploration Company(b)	1,772,510
62,900	Hilton Hotels Corporation	1,403,928	86,100	Patterson-UTI Energy, Inc.	3,106,489
78,700	K2, Inc.(b,c)	897,180	17,000	Range Resources Corporation	656,370
11,500	Liberty Global, Inc.(b)	296,125	48,800	Ultra Petroleum Corporation(b,c)	2,775,744
11,500	Liberty Global, Inc.(b)	311,420	10,500	Valero Energy Corporation	1,187,130
37,800	Marvel Entertainment, Inc.(b,c)	675,486	15,900	Weatherford International, Ltd.(b)	1,091,694
37,600	MGM MIRAGE(b)	1,645,752	31,700	Western Gas Resources, Inc.(c)	1,623,991
17,700	Michaels Stores, Inc.	585,162	67,500	Williams Companies, Inc.	1,690,875
11,000	Mohawk Industries, Inc.(b)	882,750	42,000	XTO Energy, Inc.	1,903,440

10,000	NIKE, Inc.	816,800		Total Energy	28,277,236

14,700	Nordstrom, Inc.	504,504
23,200	PETsMART, Inc.	505,296	Financials (14.0%)
16,500	Pulte Homes, Inc.	708,180	21,400	A.G. Edwards, Inc.	937,534
46,300	Quiksilver, Inc.(b)	669,035	17,950	Affiliated Managers Group, Inc.(b,c)	1,299,939
35,600	Ruby Tuesday, Inc.(c)	774,656	7,400	Bear Stearns Companies, Inc.	812,150
22,100	Saks, Inc.(b)	408,850	3,800	Brown & Brown, Inc.	188,822
40,300	ServiceMaster Company	545,662	36,200	CapitalSource, Inc.(b,c)	789,160
72,050	Staples, Inc.	1,536,106	14,400	City National Corporation	1,009,296
22,600	Tupperware Corporation	514,828	75,500	Colonial BancGroup, Inc.	1,691,200
61,400	Warnaco Group, Inc.(b)	1,345,274	14,200	Everest Re Group, Ltd.	1,390,180
24,500	Yum! Brands, Inc.	1,186,045	32,562	Fidelity National Financial, Inc.	1,449,660

	Total Consumer		13,800	First Horizon National
	Discretionary	25,133,847		Corporation(c)	501,630

			28,700	General Growth Properties, Inc.	1,289,491
Consumer Staples (3.9%)			24,700	Global Signal, Inc.(c)	1,105,078
31,200	Campbell Soup Company	928,200	112,500	HCC Insurance Holdings, Inc.	3,209,625
23,300	Chiquita Brands International, Inc.(c)	651,235	15,700	Home Properties, Inc.	616,225
8,400	Clorox Company	466,536	69,400	HRPT Properties Trust	861,254
32,100	Dean Foods Company(b)	1,247,406	8,500	Legg Mason, Inc.	932,365
80,400	Del Monte Foods Company(b,c)	862,692	30,800	Mercantile Bankshares
19,900	Flowers Foods, Inc.	542,872		Corporation	1,659,504
28,800	Hormel Foods Corporation	950,112	46,900	New York Community
51,800	Smithfield Foods, Inc.(b)	1,537,424		Bancorp, Inc.(c)	769,160

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Stock Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Shares	Common Stock (81.3%)	Value	Shares	Common Stock (81.3%)	Value

Financials — continued			Industrials (8.8%)
26,100	North Fork Bancorporation, Inc.	$665,550	58,900	Adesa, Inc.	$1,301,690
20,600	Odyssey Re Holdings Corporation(c)	526,124	16,400	Brady Corporation	507,416
21,000	Ohio Casualty Corporation(c)	569,520	26,900	Burlington Northern
33,400	PartnerRe, Ltd.	2,139,270		Santa Fe Corporation	1,608,620
10,700	PMI Group, Inc.	426,609	18,600	Canadian National
11,600	ProLogis Trust	513,996		Railway Company	1,320,414
58,900	Sovereign Bancorp, Inc.	1,298,156	27,800	Fastenal Company(c)	1,698,302
40,400	TCF Financial Corporation(c)	1,080,700	29,950	IDEX Corporation	1,274,372
68,900	Trizec Properties, Inc.	1,588,834	33,800	Ingersoll-Rand Company	1,292,174
12,800	Westamerica Bancorporation(c)	661,120	33,400	Jacobs Engineering Group, Inc.(b)	2,251,160
10,900	Wintrust Financial Corporation(c)	547,834	70,300	JB Hunt Transport Services, Inc.	1,336,403

	Total Financials	30,529,986	19,700	Joy Global, Inc.	994,062

			38,900	Manitowoc Company, Inc.(c)	1,954,725
Health Care (8.7%)			37,500	Oshkosh Truck Corporation	1,618,500
19,200	Amylin Pharmaceuticals, Inc.(b,c)	667,968	15,000	Pentair, Inc.	547,500
24,100	Beckman Coulter, Inc.	1,300,918	28,200	Roper Industries, Inc.	1,107,978
13,600	C.R. Bard, Inc.	898,008	18,800	Swift Transportation
10,100	Coventry Health Care, Inc.(b)	868,802		Company, Inc.(b,c)	332,760

8,800	Dentsply International, Inc.	475,376		Total Industrials	19,146,076

9,900	Edwards Lifesciences Corporation(b)	439,659
20,600	Endo Pharmaceutical		Information Technology (11.7%)
	Holdings, Inc.(b)	549,402	20,100	Acxiom Corporation	376,272
37,900	Henry Schein, Inc.(b)	1,615,298	16,800	ADTRAN, Inc.	529,200
13,400	Hospira, Inc.(b)	548,998	24,000	Amphenol Corporation	968,160
9,400	Humana, Inc.(b)	450,072	12,600	Analog Devices, Inc.	467,964
6,500	Intuitive Surgical, Inc.(b)	476,385	41,800	Andrew Corporation(b)	466,070
5,900	Invitrogen Corporation(b)	443,857	14,000	Cabot Microelectronics
36,637	IVAX Corporation(b)	965,751		Corporation(b,c)	411,320
7,550	Kinetic Concepts, Inc.(b)	428,840	14,600	CDW Corporation	860,232
17,600	Medco Health Solutions, Inc.(b)	965,008	16,000	CheckFree Corporation(b)	605,120
16,600	Mentor Corporation(c)	913,166	9,900	Cognizant Technology
16,400	Omnicare, Inc.	922,172		Solutions Corporation(b)	461,241
14,000	PacifiCare Health Systems, Inc.(b)	1,116,920	79,400	Compuware Corporation(b)	754,300
16,000	Par Pharmaceutical		19,400	Comverse Technology, Inc.(b)	509,638
	Companies, Inc.(b,c)	425,920	31,200	Convergys Corporation(b)	448,344
22,900	Quest Diagnostics, Inc.	1,157,366	9,700	Diebold, Inc.	334,262
12,250	United Surgical Partners		12,400	DST Systems, Inc.(b)	679,892
	International, Inc.(b,c)	479,098	60,200	EarthLink, Inc.(b,c)	644,140
8,900	Universal Health Services, Inc.	423,907	11,700	Electronic Arts, Inc.(b)	665,613
13,300	Varian Medical Systems, Inc.(b)	525,483	63,400	Electronic Data Systems
17,900	Varian, Inc.(b)	614,328		Corporation	1,422,696
31,100	Vertex Pharmaceuticals, Inc.(b,c)	695,085	8,000	F5 Networks, Inc.(b)	347,760
14,300	Watson Pharmaceuticals, Inc.(b)	523,523	31,100	Fairchild Semiconductor

	Total Health Care	18,891,310		International, Inc.(b)	462,146

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Stock Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Shares	Common Stock (81.3%)	Value	Shares	Common Stock (81.3%)	Value

Information Technology — continued			26,200	Inco, Ltd.	$1,240,570
2,211	Homestore, Inc.(b)	$9,618	53,300	Lyondell Chemical Company	1,525,446
16,500	International Rectifier Corporation(b)	743,820	18,700	Newmont Mining Corporation(c)	882,079
40,000	Intersil Corporation	871,200	9,300	Nucor Corporation	548,607
25,700	Lam Research Corporation(b)	783,079	44,200	Pactiv Corporation(b)	774,384

14,600	McAfee, Inc.(b)	458,732		Total Materials	9,349,225

15,300	Microchip Technology, Inc.	460,836
158,200	Novell, Inc.(b,c)	1,178,590	Telecommunications Services (0.8%)
92,900	ON Semiconductor Corporation(b,c)	480,293	161,300	Cincinnati Bell, Inc.(b)	711,333
18,300	QLogic Corporation(b)	625,860	11,000	NII Holdings, Inc.(b,c)	928,950

31,300	Salesforce.com, Inc.(b,c)	723,656		Total Telecommunications
17,200	SanDisk Corporation(b)	829,900		Services	1,640,283

32,500	Scientific-Atlanta, Inc.	1,219,075
69,300	Silicon Image, Inc.(b,c)	616,077	Utilities (4.5%)
24,900	Sybase, Inc.(b)	583,158	30,800	CMS Energy Corporation(b)	506,660
24,600	Synopsys, Inc.(b)	464,940	17,400	MDU Resources Group, Inc.	620,310
48,100	Tekelec, Inc.(b,c)	1,007,695	29,300	Pepco Holdings, Inc.	681,811
14,500	Varian Semiconductor		18,200	Piedmont Natural Gas
	Equipment Associates, Inc.(b,c)	614,365		Company, Inc.(c)	458,094
41,100	Vishay Intertechnology, Inc.(b)	491,145	33,700	Questar Corporation	2,969,644
99,700	Wind River Systems, Inc.(b,c)	1,289,121	68,100	Reliant Energy, Inc.(b)	1,051,464
12,300	Zebra Technologies Corporation(b)	480,807	13,900	SCANA Corporation	587,136

	Total Information		31,500	Sempra Energy	1,482,390
	Technology	25,346,337	56,494	Southern Union Company	1,455,844

				Total Utilities	9,813,353

Materials (4.3%)

41,400	Airgas, Inc.	1,226,682		Total Common Stock
11,300	Cleveland-Cliffs, Inc.(c)	984,343		(cost $150,895,926)	176,539,056

44,600	Freeport-McMoRan Copper &
	Gold, Inc.(c)	2,167,114

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Stock Portfolio
Schedule of Investments as of September 30, 2004 (unaudited)(a)
		Interest	Maturity
Shares	Collateral Held for Securities Loaned (15.2%)	Rate(d)	Date	Value

32,983,295	Thrivent Financial Securities Lending Trust	3.770%	N/A	$32,983,295

	Total Collateral Held for Securities Loaned
	(cost $32,983,295)			32,983,295

		Interest	Maturity
Shares	Short-Term Investments (3.5%)	Rate(d)	Date	Value

7,663,578	Thrivent Money Market Portfolio	3.360%	N/A	$7,663,578

	Total Short-Term Investments (at amortized cost)			7,663,578

	Total Investments (cost $191,542,799)			$217,185,929

(a)	The categories of investments are shown as a percentage of total investments.

(b)	Non-income producing security.

(c)	All or a portion of the security is on loan.

(d)	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

At September 30, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $28,775,353 and $(3,132,223), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Mid Cap Index Portfolio
	Schedule of Investments as of September 30,			2005 (unaudited)(a)
Shares	Common Stock (83.5%)	Value	Shares	Common Stock (83.5%)	Value

Consumer Discretionary (14.0%)			9,600	Krispy Kreme Doughnuts, Inc.(b)	$60,096
7,433	99 Cents Only Stores(b,c)	$68,755	7,630	Laureate Education, Inc.(b,c)	373,641
13,580	Abercrombie & Fitch Company	676,963	10,270	Lear Corporation	348,872
16,800	Advance Auto Parts, Inc.(b)	649,824	7,090	Lee Enterprises, Inc.(c)	301,183
8,600	Aeropostale, Inc.(b)	182,750	20,520	Lennar Corporation	1,226,275
21,020	American Eagle Outfitters, Inc.	494,601	3,800	Media General, Inc.	220,438
10,400	American Greetings Corporation	284,960	20,800	Michaels Stores, Inc.	687,648
11,250	AnnTaylor Stores Corporation(b)	298,688	5,460	Modine Manufacturing Company(c)	200,273
12,200	Applebee’s International, Inc.	252,418	8,070	Mohawk Industries, Inc.(b)	647,618
10,730	ArvinMeritor, Inc.(c)	179,406	7,520	Neiman Marcus Group, Inc.	751,624
1,880	Bandag, Inc.(c)	80,577	17,300	O’Reilly Automotive, Inc.(b)	487,514
8,370	Barnes & Noble, Inc.	315,549	10,180	Outback Steakhouse, Inc.	372,588
14,910	Belo Corporation	340,843	11,400	Pacific Sunwear of California, Inc.(b)	244,416
4,230	Blyth, Inc.	94,287	10,500	Payless ShoeSource, Inc.(b)	182,700
5,510	Bob Evans Farms, Inc.(c)	125,132	22,100	PETsMART, Inc.	481,338
11,000	Borders Group, Inc.	243,870	13,200	Pier 1 Imports, Inc.(c)	148,764
8,760	BorgWarner, Inc.	494,590	9,300	Polo Ralph Lauren Corporation	467,790
6,600	Boyd Gaming Corporation	284,592	15,410	Reader’s Digest Association, Inc.	246,098
13,470	Brinker International, Inc.(b)	505,933	7,000	Regis Corporation(c)	264,740
10,060	Callaway Golf Company	151,805	11,500	Rent-A-Center, Inc.(b)	222,065
15,800	Career Education Corporation(b)	561,848	22,460	Ross Stores, Inc.	532,302
16,000	CarMax, Inc.(b,c)	500,320	9,900	Ruby Tuesday, Inc.(c)	215,424
6,190	Catalina Marketing Corporation(c)	140,761	7,200	Ryland Group, Inc.	492,624
7,300	CBRL Group, Inc.	245,718	21,850	Saks, Inc.(b)	404,225
12,000	Cheesecake Factory, Inc.(b)	374,880	5,510	Scholastic Corporation(b,c)	203,650
27,800	Chico’s FAS, Inc.(b)	1,023,040	7,020	Sotheby’s Holdings, Inc.(b)	117,374
15,220	Claire’s Stores, Inc.	367,259	5,400	Thor Industries, Inc.	183,600
14,000	Corinthian Colleges, Inc.(b,c)	185,780	8,500	Timberland Company(b)	287,130
8,920	DeVry, Inc.(b,c)	169,926	18,200	Toll Brothers, Inc.(b)	812,994
16,460	Dollar Tree Stores, Inc.(b)	356,359	8,300	Tupperware Corporation	189,074
10,200	Education Management		16,800	Urban Outfitters, Inc.(b,c)	493,920
	Corporation(b)	328,848	7,680	Valassis Communications, Inc.(b)	299,366
5,720	Emmis Communications		810	Washington Post Company	650,025
	Corporation(b,c)	126,355	10,470	Westwood One, Inc.	208,248
5,900	Entercom Communications		17,880	Williams-Sonoma, Inc.(b)	685,698

	Corporation(b)	186,381		Total Consumer
24,100	Foot Locker, Inc.	528,754		Discretionary	27,794,004

8,240	Furniture Brands
	International, Inc.(c)	148,567	Consumer Staples (2.8%)
24,020	Gentex Corporation(c)	417,948	10,440	BJ’s Wholesale Club, Inc.(b)	290,232
17,740	GTECH Holdings Corporation	568,744	9,910	Church & Dwight Company, Inc.(c)	366,075
10,100	Harman International		22,965	Dean Foods Company(b)	892,420
	Industries, Inc.	1,032,927	10,850	Energizer Holdings, Inc.(b)	615,195
9,000	Harte-Hanks, Inc.	237,870	11,330	Hormel Foods Corporation	373,777
5,500	Hovnanian Enterprises, Inc.(b,c)	281,600	9,076	J.M. Smucker Company	440,549
5,470	International Speedway Corporation	287,011	4,040	Lancaster Colony Corporation	173,720
5,800	ITT Educational Services, Inc.(b)	286,230	9,710	PepsiAmericas, Inc.	220,708

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Index Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Shares	Common Stock (83.5%)	Value	Shares	Common Stock (83.5%)	Value

Consumer Staples — continued			23,800	Colonial BancGroup, Inc.	$533,120
5,410	Ruddick Corporation	$124,700	25,200	Commerce Bancorp, Inc.(c)	773,388
15,200	Smithfield Foods, Inc.(b)	451,136	7,100	Cullen/Frost Bankers, Inc.(c)	350,314
4,010	Tootsie Roll Industries, Inc.	127,318	16,800	Developers Diversified
4,040	Universal Corporation	156,873		Realty Corporation	784,560
10,300	Whole Foods Market, Inc.	1,384,835	20,100	Eaton Vance Corporation	498,882

	Total Consumer Staples	5,617,538	8,610	Everest Re Group, Ltd.	842,919

			26,630	Fidelity National Financial, Inc.	1,185,568
Energy (7.7%)			14,600	First American Corporation	666,782
9,800	Arch Coal, Inc.(c)	661,500	12,880	FirstMerit Corporation	345,055
8,580	Cooper Cameron Corporation(b)	634,319	7,960	Greater Bay Bancorp	196,134
8,800	Denbury Resources, Inc.(b)	443,872	16,250	HCC Insurance Holdings, Inc.	463,612
23,330	ENSCO International, Inc.	1,086,945	8,300	Highwoods Properties, Inc.	244,933
10,600	FMC Technologies, Inc.(b)	446,366	6,660	Horace Mann Educators Corporation	131,735
8,400	Forest Oil Corporation(b)	437,640	11,100	Hospitality Properties Trust	475,746
19,560	Grant Prideco, Inc.(b)	795,114	11,600	Independence Community
12,620	Hanover Compressor Company(b,c)	174,913		Bank Corporation	395,444
7,840	Helmerich & Payne, Inc.	473,458	9,700	IndyMac Bancorp, Inc.	383,926
19,500	Newfield Exploration Company(b)	957,450	10,140	Investors Financial
26,800	Noble Energy, Inc.	1,256,920		Services Corporation(c)	333,606
4,500	Overseas Shipholding Group, Inc.	262,485	7,700	Jefferies Group, Inc.(c)	335,335
26,400	Patterson-UTI Energy, Inc.	952,512	9,330	LaBranche & Company, Inc.(b,c)	81,078
20,200	Peabody Energy Corporation	1,703,870	17,225	Legg Mason, Inc.	1,889,407
21,800	Pioneer Natural		12,635	Leucadia National Corporation(c)	544,568
	Resources Company(c)	1,197,256	13,600	Liberty Property Trust(c)	578,544
12,000	Plains Exploration &		9,200	Macerich Company	597,448
	Production Company(b)	513,840	9,600	Mack-Cali Realty Corporation	431,424
9,200	Pogo Producing Company	542,248	12,720	Mercantile Bankshares Corporation	685,354
24,320	Pride International, Inc.(b)	693,363	5,500	Mercury General Corporation(c)	329,945
32,700	Smith International, Inc.	1,089,237	16,100	New Plan Excel Realty Trust, Inc.(c)	369,495
9,400	Tidewater, Inc.	457,498	36,511	New York Community
8,800	Western Gas Resources, Inc.(c)	450,824		Bancorp, Inc.(c)	598,780

	Total Energy	15,231,630	10,030	Ohio Casualty Corporation(c)	272,014

			28,260	Old Republic International
Financials (14.9%)				Corporation	753,694
11,920	A.G. Edwards, Inc.	522,215	14,080	PMI Group, Inc.	561,370
8,170	Allmerica Financial Corporation(b)	336,114	10,770	Protective Life Corporation	443,509
13,200	AMB Property Corporation	592,680	13,120	Radian Group, Inc.	696,672
7,190	American Financial Group, Inc.	243,957	8,850	Raymond James Financial, Inc.	284,262
21,390	AmeriCredit Corporation(b)	510,579	7,872	Rayonier, Inc. REIT	453,585
6,000	AmerUs Group Company(c)	344,220	9,800	Regency Centers Corporation	563,010
14,600	Arthur J. Gallagher & Company(c)	420,626	9,870	SEI Investments Company	370,915
19,693	Associated Banc-Corp(c)	600,243	4,300	StanCorp Financial Group, Inc.	362,060
13,870	Astoria Financial Corporation	366,445	5,530	SVB Financial Group(b,c)	268,979
8,100	Bank of Hawaii Corporation	398,682	17,620	TCF Financial Corporation	471,335
8,500	Brown & Brown, Inc.(c)	422,365	6,500	Texas Regional Bancshares, Inc.(c)	187,135
6,520	City National Corporation	456,987	21,200	United Dominion Realty Trust, Inc.	502,440

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Index Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Shares	Common Stock (83.5%)	Value	Shares	Common Stock (83.5%)	Value

Financials — continued			13,200	Triad Hospitals, Inc.(b)	$597,564
7,100	Unitrin, Inc.	$336,966	8,500	Universal Health Services, Inc.	404,855
17,150	W.R. Berkley Corporation	677,082	14,210	Valeant Pharmaceuticals
12,940	Waddell & Reed Financial, Inc.	250,518		International(c)	285,337
13,427	Washington Federal, Inc.	302,913	20,100	Varian Medical Systems, Inc.(b)	794,151
8,330	Webster Financial Corporation	374,517	5,000	Varian, Inc.(b)	171,600
12,400	Weingarten Realty Investors	469,340	12,700	VCA Antech, Inc.(b)	324,104
5,120	Westamerica Bancorporation(c)	264,448	14,720	Vertex Pharmaceuticals, Inc.(b,c)	328,992

10,480	Wilmington Trust Corporation	381,996		Total Health Care	20,169,032

	Total Financials	29,510,975

			Industrials (10.6%)
Health Care (10.1%)			13,760	Adesa, Inc.	304,096
10,106	Advanced Medical Optics, Inc.(b)	383,523	13,830	AGCO Corporation(b,c)	251,706
7,670	Apria Healthcare Group, Inc.(b)	244,750	13,500	AirTran Holdings, Inc.(b,c)	170,910
16,347	Barr Pharmaceuticals, Inc.(b)	897,777	4,340	Alaska Air Group, Inc.(b,c)	126,120
9,530	Beckman Coulter, Inc.	514,429	6,760	Alexander & Baldwin, Inc.	359,902
8,900	Cephalon, Inc.(b,c)	413,138	5,900	Alliant Techsystems, Inc.(b)	440,435
11,100	Charles River Laboratories		10,780	AMETEK, Inc.	463,217
	International, Inc.(b)	484,182	3,820	Banta Corporation	194,400
13,800	Community Health Systems, Inc.(b)	535,578	8,960	Brink’s Company	367,898
9,510	Covance, Inc.(b)	456,385	13,150	C.H. Robinson Worldwide, Inc.	843,178
17,200	Cytyc Corporation(b)	461,820	4,870	Carlisle Companies, Inc.	309,586
12,140	Dentsply International, Inc.	655,803	13,886	ChoicePoint, Inc.(b)	599,459
9,220	Edwards Lifesciences Corporation(b)	409,460	8,030	CNF, Inc.	421,575
7,800	Gen-Probe, Inc.(b)	385,710	10,800	Copart, Inc.(b,c)	257,796
17,380	Health Net, Inc.(b)	822,422	6,100	Corporate Executive
13,400	Henry Schein, Inc.(b)	571,108		Board Company	475,678
9,450	Hillenbrand Industries, Inc.	444,622	7,700	Crane Company	228,998
5,600	INAMED Corporation(b,c)	423,808	7,800	Deluxe Corporation(c)	313,248
5,400	Intuitive Surgical, Inc.(b)	395,766	10,600	Donaldson Company, Inc.	323,618
8,200	Invitrogen Corporation(b)	616,886	10,320	Dun & Bradstreet Corporation(b)	679,778
33,121	IVAX Corporation(b)	873,070	16,420	Expeditors International of
8,700	LifePoint Hospitals, Inc.(b)	380,451		Washington, Inc.	932,328
15,120	Lincare Holdings, Inc.(b)	620,676	9,480	Fastenal Company(c)	579,133
4,900	Martek Biosciences Corporation(b,c)	172,137	7,500	Federal Signal Corporation(c)	128,175
47,447	Millennium Pharmaceuticals, Inc.(b)	442,681	8,530	Flowserve Corporation(b)	310,066
16,220	Omnicare, Inc.	912,051	7,820	GATX Corporation(c)	309,281
13,500	PacifiCare Health Systems, Inc.(b)	1,077,030	10,700	Graco, Inc.	366,796
5,300	Par Pharmaceutical		5,160	Granite Construction, Inc.(c)	197,318
	Companies, Inc.(b,c)	141,086	6,350	Harsco Corporation	416,370
21,200	Patterson Companies, Inc.(b)	848,636	10,690	Herman Miller, Inc.	323,907
12,750	Perrigo Company(c)	182,452	8,430	HNI Corporation	507,655
16,460	Protein Design Labs, Inc.(b,c)	460,880	9,430	Hubbell, Inc.	442,550
10,400	Renal Care Group, Inc.(b)	492,128	8,860	Jacobs Engineering Group, Inc.(b)	597,164
16,150	Sepracor, Inc.(b)	952,688	19,440	JB Hunt Transport Services, Inc.	369,554
10,400	STERIS Corporation	247,416	14,350	JetBlue Airways Corporation(b,c)	252,560
6,000	Techne Corporation(b,c)	341,880	12,500	Joy Global, Inc.	630,750

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Index Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Shares	Common Stock (83.5%)	Value	Shares	Common Stock (83.5%)	Value

Industrials — continued			22,500	Ceridian Corporation(b)	$466,875
3,020	Kelly Services, Inc.	$92,593	9,500	Certegy, Inc.	380,190
5,970	Kennametal, Inc.(c)	292,769	13,980	CheckFree Corporation(b)	528,724
6,340	Korn/Ferry International(b,c)	103,913	21,100	Cognizant Technology
13,370	Manpower, Inc.	593,494		Solutions Corporation(b)	983,049
5,190	Nordson Corporation	197,376	8,350	CommScope, Inc.(b,c)	144,789
15,660	Pentair, Inc.	571,590	15,270	Credence Systems Corporation(b,c)	121,855
20,480	Precision Castparts Corporation	1,087,488	11,600	Cree, Inc.(b,c)	290,232
18,110	Quanta Services, Inc.(b,c)	231,084	7,470	CSG Systems International, Inc.(b,c)	162,174
19,000	Republic Services, Inc.	670,510	20,560	Cypress Semiconductor
4,632	Rollins, Inc.	90,417		Corporation(b,c)	309,428
1,000	Sequa Corporation(b,c)	59,000	10,830	Diebold, Inc.	373,202
11,260	SPX Corporation	517,397	10,710	DST Systems, Inc.(b)	587,229
7,000	Stericycle, Inc.(b)	400,050	7,470	Dycom Industries, Inc.(b)	151,043
8,160	Swift Transportation		5,900	F5 Networks, Inc.(b,c)	256,473
	Company, Inc.(b,c)	144,432	10,050	Fair Isaac Corporation	450,240
2,970	Tecumseh Products Company(c)	63,914	18,400	Fairchild Semiconductor
6,240	Teleflex, Inc.(c)	439,920		International, Inc.(b)	273,424
8,100	Thomas & Betts Corporation(b)	278,721	8,900	Gartner Group, Inc.(b,c)	104,041
12,700	Timken Company	376,301	20,500	Harris Corporation	856,900
6,530	Trinity Industries, Inc.(c)	264,400	5,310	Imation Corporation	227,640
10,220	United Rentals, Inc.(b,c)	201,436	30,550	Integrated Device
8,100	Werner Enterprises, Inc.(c)	140,049		Technology, Inc.(b)	328,107
8,900	Yellow Roadway Corporation(b)	368,638	9,950	International Rectifier Corporation(b)	448,546
6,440	York International Corporation	361,091	23,600	Intersil Corporation(c)	514,008

	Total Industrials	21,041,788	11,760	Jack Henry & Associates, Inc.	228,144

			7,310	Keane, Inc.(b,c)	83,553
Information Technology (12.6%)			13,280	KEMET Corporation(b,c)	111,286
59,500	3Com Corporation(b)	242,760	21,000	Lam Research Corporation(b)	639,870
31,266	Activision, Inc.(b)	639,390	17,550	Lattice Semiconductor Corporation(b)	75,114
11,990	Acxiom Corporation	224,453	9,500	LTX Corporation(b,c)	40,090
10,280	ADTRAN, Inc.	323,820	11,670	Macromedia, Inc.(b)	474,619
2,500	Advent Software, Inc.(b)	67,350	7,740	Macrovision Corporation(b,c)	147,834
10,600	Alliance Data Systems Corporation(b)	414,990	25,420	McAfee, Inc.(b)	798,696
13,700	Amphenol Corporation	552,658	23,800	McDATA Corporation(b,c)	124,712
5,200	Anteon International		24,100	MEMC Electronic Materials(b)	549,239
	Corporation(b,c)	222,352	12,170	Mentor Graphics Corporation(b)	104,662
18,170	Arrow Electronics, Inc.(b)	569,811	10,150	Micrel, Inc.(b,c)	113,984
65,120	Atmel Corporation(b,c)	134,147	32,160	Microchip Technology, Inc.	968,659
22,320	Avnet, Inc.(b)	545,724	13,100	MoneyGram International, Inc.	284,401
7,480	Avocent Corporation(b)	236,667	15,460	MPS Group, Inc.(b)	182,428
18,600	BISYS Group, Inc.(b)	249,798	8,575	National Instruments Corporation(c)	211,288
3,910	Cabot Microelectronics		6,190	Newport Corporation(b)	86,227
	Corporation(b,c)	114,876	7,340	Plantronics, Inc.	226,145
42,780	Cadence Design Systems, Inc.(b)	691,325	6,660	Plexus Corporation(b)	113,819
9,670	CDW Corporation	569,756	14,820	Polycom, Inc.(b)	239,639

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Index Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Shares	Common Stock (83.5%)	Value	Shares	Common Stock (83.5%)	Value

Information Technology — continued			5,900	Steel Dynamics, Inc.(c)	$200,364
16,860	Powerwave Technologies, Inc.(b,c)	$219,011	15,760	Valspar Corporation	352,394
7,880	Reynolds and Reynolds Company	215,991	11,000	Worthington Industries, Inc.(c)	231,330

28,940	RF Micro Devices, Inc.(b,c)	163,511		Total Materials	7,249,486

11,000	RSA Security, Inc.(b,c)	139,810
27,900	SanDisk Corporation(b)	1,346,175	Telecommunications Services (0.4%)
11,390	Semtech Corporation(b)	187,593	37,910	Cincinnati Bell, Inc.(b)	167,183
6,900	Silicon Laboratories, Inc.(b,c)	209,691	15,720	Telephone and Data Systems, Inc.	613,080

5,600	SRA International, Inc.(b,c)	198,688		Total Telecommunications
13,880	Sybase, Inc.(b)	325,070		Services	780,263

22,180	Synopsys, Inc.(b)	419,202
8,880	Tech Data Corporation(b)	325,985	Utilities (6.8%)
5,920	Transaction Systems		11,980	AGL Resources, Inc.	444,578
	Architects, Inc.(b)	164,872	18,000	Alliant Energy Corporation	524,340
21,652	TriQuint Semiconductor, Inc.(b,c)	76,215	14,750	Aqua America, Inc.(c)	560,795
15,800	UTStarcom, Inc.(b,c)	129,086	57,480	Aquila, Inc.(b)	227,621
28,320	Vishay Intertechnology, Inc.(b)	338,424	5,200	Black Hills Corporation(c)	225,524
32,700	Western Digital Corporation(b,c)	422,811	19,630	DPL, Inc.	545,714
11,550	Wind River Systems, Inc.(b)	149,342	12,000	Duquesne Light Holdings, Inc.(c)	206,520
11,100	Zebra Technologies Corporation(b,c)	433,899	22,750	Energy East Corporation	573,072

	Total Information		18,700	Equitable Resources, Inc.	730,422
	Technology	25,027,831	11,550	Great Plains Energy, Inc.(c)	345,460

			12,480	Hawaiian Electric Industries, Inc.(c)	347,942
Materials (3.6%)			6,630	IDACORP, Inc.(c)	199,762
10,190	Airgas, Inc.	301,930	18,350	MDU Resources Group, Inc.	654,178
6,010	Albemarle Corporation(c)	226,577	13,100	National Fuel Gas Company(c)	448,020
8,640	Bowater, Inc.(c)	244,253	20,070	Northeast Utilities Service Company	400,396
9,590	Cabot Corporation	316,566	16,540	NSTAR	478,337
36,500	Chemtura Corporation	453,330	13,990	OGE Energy Corporation	393,119
6,160	Cytec Industries, Inc.	267,221	15,600	ONEOK, Inc.	530,712
6,500	Ferro Corporation	119,080	29,043	Pepco Holdings, Inc.	675,831
5,800	FMC Corporation(b)	331,876	10,675	PNM Resources, Inc.	306,052
6,880	Glatfelter Company(c)	96,939	15,460	Puget Energy, Inc.	363,001
8,060	Longview Fibre Company	157,089	13,010	Questar Corporation	1,146,441
10,460	Lubrizol Corporation	453,232	17,530	SCANA Corporation	740,467
31,540	Lyondell Chemical Company	902,675	28,200	Sierra Pacific Resources(b,c)	418,770
7,120	Martin Marietta Materials, Inc.	558,635	11,790	Vectren Corporation	334,246
3,280	Minerals Technologies, Inc.(c)	187,649	13,420	Westar Energy, Inc.	323,825
11,200	Olin Corporation(c)	212,688	7,610	WGL Holdings, Inc.(c,d)	244,509
9,700	Packaging Corporation of America(c)	188,277	18,070	Wisconsin Energy Corporation	721,354
4,600	Potlatch Corporation(c)	239,752	5,900	WPS Resources Corporation(c)	341,020

18,200	RPM International, Inc.(c)	334,880		Total Utilities	13,452,028

3,600	Scotts Company	316,548

7,330	Sensient Technologies			Total Common Stock
	Corporation(c)	138,904		(cost $133,554,736)	165,874,575

15,280	Sonoco Products Company	417,297

	The accompanying notes to the Schedule of Investments are an integral part of this schedule.

		49

Mid Cap Index Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
		Interest	Maturity
Shares	Collateral Held for Securities Loaned (15.1%)	Rate(e)	Date	Value

30,012,655	Thrivent Financial Securities Lending Trust	3.770%	N/A	$30,012,655

	Total Collateral Held for Securities Loaned
	(cost $30,012,655)			30,012,655

		Interest	Maturity
Shares	Short-Term Investments (1.4%)	Rate(e)	Date	Value

2,795,384	Thrivent Money Market Portfolio(d)	3.360%	N/A	$2,795,384

	Total Short-Term Investments (at amortized cost)			2,795,384

	Total Investments (cost $166,362,775)			$198,682,614

(a)	The categories of investments are shown as a percentage of total investments.

(b)	Non-income producing security.

(c)	All or a portion of the security is on loan.

(d)	At September 30, 2005, $102,600 in cash was pledged as the initial margin deposit for the open financial futures contracts. In addition, 7,610 shares in WGL Holdings, Inc. common stock valued at $244,509 and $2,795,384 of Short-Term Investments were earmarked as collateral to cover open financial futures contracts as follow:

					Notional
	Number of	Expiration			Principal	Unrealized
Type	Contracts	Date	Position	Value	Amount	Gain

S&P 400 Mini Futures	40	December 2005	Long	$2,882,800	$2,872,114	$10,686

(e) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

At September 30, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $37,766,857 and $(5,447,018), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Partner International Stock Portfolio
	Schedule of Investments as of September 30, 2005 (unaudited)(a)
Shares	Common Stock (76.5%)	Value	Shares	Common Stock (76.5%)	Value

Australia (1.5%)			France (5.4%)
391,800	AMP, Ltd.(b,c)	$2,228,596	569,247	Axa SA(b,d)	$15,659,458
119,484	BHP Billiton, Ltd.(b,c)	2,037,807	190,200	Carrefour SA(b,d)	8,778,824
208,500	Brambles Industries, Ltd.(b,c,d)	1,412,356	147,239	France Telecom SA(b,d)	4,235,585
770,000	Lend Lease Corporation, Ltd.(b)	8,225,899	13,620	Hermes International(b,d)	3,217,433
752,900	Macquarie Infrastructure Group(b)	2,304,289	70,322	LVMH Moet Hennessy
331,400	Transurban Group(b)	1,820,008		Louis Vuitton SA(b,d)	5,804,121

	Total Australia	18,028,955	43,500	Sanofi-Aventis(b,d)	3,602,303

			106,000	Schneider Electric SA(b,d)	8,370,943
Austria (0.1%)			42,284	Societe Generale(b,d)	4,830,712
53,000	Telekom Austria AG(b)	1,055,732	34,866	Total SA(b,d)	9,490,533

	Total Austria	1,055,732		Total France	63,989,912

Belgium (0.5%)			Germany (4.1%)
151,490	Fortis(b,d)	4,384,053	56,100	Adidas-Salomon AG(b,d)	9,767,299
23,653	UCB SA(b)	1,251,440	10,331	Allianz AG(b)	1,394,819

	Total Belgium	5,635,493	195,300	Commerzbank AG(b)	5,332,903

			386,000	Deutsche Post AG-REG(b)	9,034,098
Bermuda (0.3%)			104,681	Hypo Real Estate Holding AG(b)	5,295,190
221,000	Esprit Holdings, Ltd.(b)	1,652,757	187,400	Metro AG(b)	9,241,065
1,863,500	Johnson Electric Holdings, Ltd.(b)	1,794,893	104,500	Siemens AG(b)	8,068,402

	Total Bermuda	3,447,650		Total Germany	48,133,776

Brazil (2.1%)			Greece (1.6%)
73,700	Companhia Vale do Rio		487,200	Agricultural Bank of Greece(b,e)	3,145,634
	Doce SP ADR	2,867,667	65,350	Cosmote Mobile
295,490	Petroleo Brasileiro SA ADR	20,241,524		Telecommunications SA(b)	1,300,694
133,500	Tele Norte Leste Participacoes SA(d)	2,206,755	148,200	Greek Organization of

	Total Brazil	25,315,946		Football Prognostics SA(b)	4,611,334

			254,530	Hellenic Telecommunication
Canada (0.2%)				Organization SA(b,e)	5,092,802
59,200	Telus Corporation	2,411,808	131,000	National Bank of Greece SA(b)	5,242,535

	Total Canada	2,411,808		Total Greece	19,392,999

China (0.2%)			Hong Kong (1.1%)
2,288,000	PetroChina Company, Ltd.(b)	1,912,654	4,230,000	China Telecom Corporation, Ltd.(b) 1,593,271

	Total China	1,912,654	1,346,000	China Unicom, Ltd.(b,d)	1,116,496

			888,000	Li & Fung, Ltd.(b)	2,056,821
Denmark (0.3%)			896,600	Swire Pacific, Ltd.(b)	8,273,144

72,283	Novo Nordisk AS(b)	3,576,772		Total Hong Kong	13,039,732

	Total Denmark	3,576,772

			Ireland (0.5%)
Finland (1.1%)			314,700	Anglo Irish Bank Corporation plc(b) 4,301,114
269,623	Nokia Oyj(b)	4,543,574	49,700	CRH plc(b)	1,348,536

617,600	Stora Enso Oyj(b,d)	8,495,433		Total Ireland	5,649,650

	Total Finland	13,039,007

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Partner International Stock Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Shares	Common Stock (76.5%)	Value	Shares	Common Stock (76.5%)	Value

Italy (3.9%)			15,900	ORIX Corporation(b)	$2,881,731
156,260	Assicurazioni Generali SPA(b,d)	$4,933,110	2,096	Rakuten, Inc.(b,d)	1,608,465
790,500	Banca Intesa SPA(b)	3,445,482	1,267	Resona Holdings, Inc.(b,d)	3,289,693
219,200	Banca Popolare di Milano Scarl(b,d)	2,247,821	85,500	Secom Company, Ltd.(b)	4,142,290
454,500	Enel SPA(b,d)	3,908,722	53,000	Sega Sammy Holdings, Inc.(b,d)	2,078,785
185,931	Eni SPA(b,d)	5,514,985	59,900	Shin-Etsu Chemical
65,300	Lottomatica SPA(b,d)	2,477,602		Company, Ltd.(b)	2,625,033
141,300	Mediobanca SPA(b,d,e)	2,782,477	9,100	SMC Corporation(b)	1,217,154
643,000	Saipem SPA(b,d)	10,847,312	526,000	Sompo Japan Insurance, Inc.(b)	7,001,189
2,520,500	Seat Pagine Gialle SPA(b,e)	1,243,742	102,000	Sony Corporation(b,d)	3,376,803
65,200	Toro Assicurazioni SPA(b)	1,158,101	992	Sumitomo Mitsui Financial
1,437,200	UniCredito Italiano SPA(b)	8,110,568		Group, Inc.(b)	9,391,628

	Total Italy	46,669,922	1,960,900	Sumitomo Trust and Banking

				Company, Ltd.(b,d)	16,221,013
Japan (17.3%)			94,700	Suzuki Motor Corporation(b,d)	1,759,210
40,400	Aiful Corporation(b,d)	3,399,006	27,250	T&D Holdings, Inc.(b)	1,630,040
108,500	Astellas Pharmaceutical, Inc.(b)	4,099,394	303,800	Takeda Pharmaceutical
34,700	Benesse Corporation(b,d)	1,307,917		Company, Ltd.(b,d)	18,187,589
563,300	Bridgestone Corporation(b)	12,127,097	367,000	Toray Industries, Inc.(b,d)	1,959,515
35,300	Canon, Inc.(b)	1,915,689	331,700	Toyota Motor Corporation(b,d)	15,305,577
66,900	Credit Saison Company, Ltd.(b)	2,953,176	19,290	USS Company, Ltd.(b)	1,373,812

152,000	Dai Nippon Printing			Total Japan	205,276,664

	Company, Ltd.(b)	2,462,419
51,800	Daikin Industries, Ltd.(b,d)	1,394,116	Luxembourg (0.5%)
37,900	Fanuc, Ltd.(b,d)	3,082,492	396,500	SES Global SA(b)	6,242,552

240,700	Fuji Photo Film Company, Ltd.(b,d)	7,957,546		Total Luxembourg	6,242,552

62,000	Hoya Corporation(b)	2,098,148
79,200	JSR Corporation(b,d)	1,647,206	Mexico (1.9%)
772	KDDI Corporation(b)	4,381,586	139,700	America Movil SA de CV ADR	3,676,904
8,500	Keyence Corporation(b)	2,147,109	159,100	Grupo Financiero
168,700	Kyocera Corporation(b,d)	11,774,454		Banorte SA de CV	1,421,650
94,800	Leopalace21 Corporation(b,d)	2,300,959	399,000	Grupo Modelo SA	1,290,806
128,100	MARUI Company, Ltd.(b,d)	2,171,360	28,800	Grupo Televisia SA ADR	2,065,248
137,000	Matsushita Electric Industrial		530,000	Telefonos de Mexico
	Company, Ltd.(b,d)	2,336,436		SA de CV ADR(d)	11,273,100
350,000	Mitsubishi Corporation(b,d)	6,925,675	535,138	Wal-Mart de Mexico SA de CV	2,728,174

135,000	Mitsubishi Estate			Total Mexico	22,455,882

	Company, Ltd.(b,d)	1,857,114
1,403	Mitsubishi UFJ Financial		Netherlands (2.9%)
	Group, Inc.(b,d)	18,369,340	326,000	ABN AMRO Holding NV(b)	7,810,797
313,000	Mitsui Fudosan Company, Ltd.(b,d)	4,727,047	425,900	ING Groep NV(b,d)	12,694,543
229,000	Mitsui Trust Holdings, Inc.(b)	3,187,382	12,200	Pyaterochka Holding NV GDR(b,e)	247,904
34,000	Nidec Corporation(b,d)	2,003,513	62,729	Royal Numico NV(b,e)	2,746,559
212,900	Nissan Motor Company, Ltd.(b,d)	2,448,394	349,000	VNU NV(b,d)	10,973,976

38,100	Nitto Denko Corporation(b,d)	2,152,562		Total Netherlands	34,473,779

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Partner International Stock Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Shares	Common Stock (76.5%)	Value	Shares	Common Stock (76.5%)	Value

Norway (0.4%)			176,400	Enagas(b,d)	$3,172,932
20,874	Norsk Hydro ASA(b)	$2,324,473	321,200	Iberdrola SA(b,d)	8,975,071
97,700	Statoil ASA(b,d)	2,411,172	67,300	Indra Sistemas SA(b)	1,477,793

	Total Norway	4,735,645	333,400	Repsol YPF SA(b)	10,769,930

			87,518	Sacyr Vallehermoso SA(b,d)	2,455,111
Panama (0.2%)			88,524	Telefonica SA(b)	1,452,406
51,100	Carnival Corporation	2,553,978	26,278	Telefonica SA ADR	1,296,039

	Total Panama	2,553,978		Total Spain	53,800,214

Portugal (0.7%)			Sweden (0.8%)
922,000	Portugal Telecom SGPS SA(b)	8,411,685	492,800	Atlas Copco AB(b,d)	9,545,571

	Total Portugal	8,411,685		Total Sweden	9,545,571

Russia(f)			Switzerland (6.7%)
12,300	NovaTek OAO GDR(e)	289,050	90,000	Compagnie Financiere

	Total Russia	289,050		Richemont AG(b)	3,575,474

			128,420	Credit Suisse Group(b,d)	5,697,698
Singapore (1.6%)			16,650	Givaudan SA(b)	10,682,194
181,000	DBS Group Holdings, Ltd.(b)	1,693,940	176,857	Holcim, Ltd.(b,d)	11,744,324
587,600	Keppel Corporation, Ltd.(b,d)	4,415,317	67,037	Nestle SA(b)	19,688,377
1,413,000	Singapore Telecommunications,		6,137	Nobel Biocare Holding AG(b)	1,446,721
	Ltd.(b)	2,048,896	111,077	Novartis AG(b)	5,649,080
1,155,500	United Overseas Bank, Ltd.(b)	9,647,377	20,361	Roche Holding AG(b)	2,828,657
188,000	Venture Corporation, Ltd.(b)	1,616,593	68,800	Swatch Group AG(b,d)	9,508,738

	Total Singapore	19,422,123	103,859	UBS AG(b,d)	8,852,139

				Total Switzerland	79,673,402

South Africa (0.2%)
169,400	Naspers, Ltd.(b)	2,763,961	Taiwan (0.3%)

	Total South Africa	2,763,961	1,052,680	Acer, Inc.(b)	2,102,137

			86,200	Far EasTone Telecommunications
South Korea (2.1%)				Company, Ltd.	1,465,003

27,650	Hyundai Motor Company, Ltd.(b,e)	2,166,608		Total Taiwan	3,567,140

28,130	Kookmin Bank(b)	1,666,115
183,100	Kookmin Bank ADR(d)	10,848,675	Thailand (0.1%)
95,900	LG Electronics, Inc.(b)	6,456,818	55,000	Bangkok Bank Public
6,360	Samsung Electronics			Company, Ltd.(b)	141,225
	Company, Ltd.(b)	3,602,188	215,200	Kasikornbank Public

	Total South Korea	24,740,404		Company, Ltd.(b)	329,278

				Total Thailand	470,503

Spain (4.5%)
1,161,664	Banco Bilbao Vizcaya		Turkey (0.4%)
	Argentaria SA(b,d)	20,386,568	534,475	Turkiye Garanti Bankasi AS(b,e)	1,587,984
29,000	Cintra Concesiones de		392,320	Turkiye Is Bankasi (Isbank)(b)	2,720,833

	Infraestructuras de Transporte SA(b) 399,354			Total Turkey	4,308,817

66,000	Compania de Distribucion
	Integral Logista SA(b)	3,415,010

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Partner International Stock Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Shares	Common Stock (76.5%)	Value	Shares	Common Stock (76.5%)		Value

United Kingdom (13.0%)			1,449,600	Marks and Spencer Group plc(b)		$9,599,318
418,446	Barclays plc(b)	$4,226,231	809,000	Pearson plc(b)		9,423,066
505,853	BP Amoco plc(b)	5,972,723	490,892	Reed Elsevier plc(b)		4,543,045
249,860	British Sky Broadcasting		298,000	Royal Bank of Scotland
	Group plc(b)	2,471,234		Group plc(b)		8,464,409
652,000	Capita Group plc(b)	4,337,927	235,817	Royal Dutch Shell plc(b)		8,143,381
34,989	Carnival plc(b)	1,817,719	1,136,600	Signet Group plc(b)		2,064,523
943,764	GlaxoSmithKline plc(b)	24,072,804	8,603,345	Vodafone Group plc(b,g)		22,380,836
1,758,100	Group 4 Securicor plc(b)	4,696,329	308,800	William Hill plc(b)		3,179,170
244,800	GUS plc(b)	3,692,637	1,214,960	WPP Group plc(b)		12,389,592

220,200	iSOFT Group plc(b)	1,677,326		Total United Kingdom		154,522,397

152,000	Johnson Matthey plc(b)	3,174,146

2,471,238	Kingfisher plc(b)	9,431,238		Total Common Stock
1,065,000	Lloyds TSB Group plc(b)	8,764,743		(cost $786,496,289)		908,553,775

				Interest	Maturity
Shares	Collateral Held for Securities Loaned (20.4%)			Rate(h)	Date	Value

242,295,234	Thrivent Financial Securities Lending Trust			3.770%	N/A	$242,295,234

		Total Collateral Held for Securities Loaned
		(cost $242,295,234)				242,295,234

Shares or
Principal				Interest	Maturity
Amount	Short-Term Investments (3.1%)			Rate(h)	Date	Value

$3,240,000	Air Products & Chemicals, Inc.			3.870%	10/3/2005	$3,239,303
19,485,000	BP Capital Markets plc			3.880	10/3/2005	19,480,800
9,555,206	Thrivent Money Market Portfolio			3.360	N/A	9,555,206
4,062,000	Thunder Bay Funding, Inc.			3.760	10/3/2005	4,061,151

		Total Short-Term Investments (at amortized cost)				36,336,460

		Total Investments (cost $1,065,127,983)				$1,187,185,469

(a)	The categories of investments are shown as a percentage of total investments.

(b)	Security is fair valued.

(c)	Denotes investments purchased on a when-issued basis.

(d)	All or a portion of the security is on loan.

(e)	Non-income producing security.

(f)	The market value of the denoted categories of investments represents less than 0.1% of the total investments of the Thrivent Partner International Stock Portfolio.

(g)	Earmarked as collateral for long settling trades.

(h)	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(i)	Miscellaneous footnotes:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

GDR — Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

At September 30, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $142,507,492 and $(20,450,006), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Partner All Cap Portfolio
	Schedule of Investments as of September 30,			2005 (unaudited)(a)
Shares	Common Stock (89.8%)	Value	Shares	Common Stock (89.8%)	Value

Consumer Discretionary (9.9%)			450	Berkshire Hathaway, Inc.(b)	$1,228,950
14,350	Aeropostale, Inc.(b)	$304,938	8,200	Citigroup, Inc.	373,264
13,000	American Eagle Outfitters, Inc.	305,890	36,198	Countrywide Financial
8,400	Carnival Corporation	419,832		Corporation	1,193,810
22,000	Carters, Inc.(b)	1,249,600	10,900	Endurance Specialty
7,600	Comcast Corporation(b)	223,288		Holdings, Ltd.(b)	371,799
13,400	D.R. Horton, Inc.	485,348	18,502	Fidelity National Financial, Inc.	823,709
11,000	Federated Department Stores, Inc.	735,570	11,200	First American Corporation	511,504
16,900	Isle of Capri Casinos, Inc.(b,c)	361,322	9,800	Golden West Financial Corporation	582,022
5,100	KB Home	373,320	9,100	Max Re Capital, Ltd.	225,589
8,300	P.F. Chang’s China Bistro, Inc.(b,c)	372,089	10,500	MBIA, Inc.	636,510
13,700	Penn National Gaming, Inc.(b)	426,207	15,700	MetLife, Inc.	782,331
54,200	Pinnacle Entertainment, Inc.(b,c)	993,486	10,600	MGIC Investment Corporation	680,520
17,700	Polo Ralph Lauren Corporation	890,310	20,400	Old Republic International
5,500	Royal Caribbean Cruises, Ltd.(c)	237,600		Corporation	544,068
9,000	Staples, Inc.	191,880	7,000	PartnerRe, Ltd.	448,350
22,800	Urban Outfitters, Inc.(b,c)	670,320	4,600	PMI Group, Inc.	183,402
3,200	Viacom, Inc.	105,632	18,100	Radian Group, Inc.	961,110

	Total Consumer		12,300	W.R. Berkley Corporation	485,604

	Discretionary	8,346,632		Total Financials	15,035,741

Consumer Staples (8.6%)			Health Care (11.7%)
39,400	Altria Group, Inc.	2,904,173	2,600	Aetna, Inc.	223,964
19,200	BJ’s Wholesale Club, Inc.(b)	533,760	3,000	Affymetrix, Inc.(b,c)	138,690
24,200	Coca-Cola Enterprises, Inc.	471,900	7,400	American Medical Systems
29,000	CVS Corporation	841,290		Holdings, Inc.(b)	149,110
5,600	Estee Lauder Companies, Inc.	195,048	12,100	Amgen, Inc.(b)	964,007
11,700	General Mills, Inc.	563,940	6,500	Becton, Dickinson and Company	340,795
21,700	Gillette Company	1,262,940	2,200	CIGNA Corporation	259,292
28,000	Tyson Foods, Inc.	505,400	5,700	Community Health Systems, Inc.(b)	221,217

	Total Consumer Staples	7,278,451	4,500	Connetics Corporation(b,c)	76,095

			13,900	Cooper Companies, Inc.	1,064,879
Energy (9.1%)			6,900	Cyberonics, Inc.(b,c)	205,896
27,300	Exxon Mobil Corporation	1,734,642	12,400	Dade Behring Holdings, Inc.	454,584
9,000	Holly Corporation	575,820	20,600	DJ Orthopedics, Inc.(b)	596,164
26,200	Lone Star Technologies, Inc.(b)	1,456,458	1,800	Edwards Lifesciences Corporation(b)	79,938
22,500	Quicksilver Resources, Inc.(b,c)	1,075,275	2,700	Guidant Corporation	186,003
16,900	Transocean, Inc.(b)	1,036,139	11,500	Haemonetics Corporation(b,c)	546,595
11,600	Ultra Petroleum Corporation(b,c)	659,808	26,300	Johnson & Johnson	1,664,264
10,200	Valero Energy Corporation	1,153,212	2,400	Kinetic Concepts, Inc.(b)	136,320

	Total Energy	7,691,354	41,500	Pfizer, Inc.	1,036,255

			9,100	Sierra Health Services, Inc.(b)	626,717
Financials (17.8%)			13,800	UnitedHealth Group, Inc.	775,560
15,300	ACE, Ltd.	720,171	14,700	WebMD Corporation(b,c)	162,876
19,300	Ambac Financial Group, Inc.	1,390,758	100	WebMD Health Corporation(b)	2,465

68,700	Bank of America Corporation	2,892,270		Total Health Care	9,911,686

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Partner All Cap Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Shares	Common Stock (89.8%)	Value	Shares	Common Stock (89.8%)	Value

Industrials (10.3%)			21,300	SanDisk Corporation(b)	$1,027,725
9,200	Bucyrus International, Inc.(c)	$451,996	5,400	Yahoo!, Inc.(b)	182,736

12,300	Caterpillar, Inc.	722,625		Total Information
17,100	Deere & Company	1,046,520		Technology	12,061,603

24,300	Dryships, Inc.(b,c)	418,689
15,100	EGL, Inc.(b,c)	409,965	Materials (2.3%)
20,700	Excel Maritime Carriers, Ltd.(b,c)	332,442	12,848	Chemtura Corporation	159,572
14,900	Freightcar America, Inc.	607,622	3,000	Dow Chemical Company	125,010
51,800	General Electric Company	1,744,106	3,100	Georgia-Pacific Corporation	105,586
11,200	Joy Global, Inc.	565,152	6,400	Monsanto Company	401,600
20,800	Precision Castparts Corporation	1,104,480	6,600	Newmont Mining Corporation(c)	311,322
12,300	Raytheon Company	467,646	26,700	Owens-Illinois, Inc.(b)	550,554
11,000	Shaw Group, Inc.(b,c)	271,260	3,300	Packaging Corporation of America(c) 64,053
10,900	United Technologies Corporation	565,056	6,200	Silgan Holdings, Inc.	206,212

	Total Industrials	8,707,559		Total Materials	1,923,909

Information Technology (14.3%)			Telecommunications Services (2.4%)
35,200	Akamai Technologies, Inc.(b,c)	561,440	19,000	BellSouth Corporation	499,700
34,300	Apple Computer, Inc.(b)	1,838,823	64,145	Sprint Nextel Corporation	1,525,368

5,300	Citrix Systems, Inc.(b)	133,242		Total Telecommunications
25,600	Corning, Inc.(b)	494,848		Services	2,025,068

4,800	Google, Inc.(b)	1,519,008
35,300	Hewlett-Packard Company	1,030,760	Utilities (3.4%)
22,500	Marvell Technology Group, Ltd.(b)	1,037,475	62,800	AES Corporation(b)	1,031,804
10,700	McAfee, Inc.(b)	336,194	7,500	Dominion Resources, Inc.	646,050
37,100	Microsoft Corporation	954,583	10,900	TXU Corporation	1,230,392

44,000	Motorola, Inc.	971,960		Total Utilities	2,908,246

17,100	NVIDIA Corporation(b)	586,188

33,900	Oracle Corporation(b)	420,021		Total Common Stock
21,600	QUALCOMM, Inc.	966,600		(cost $64,069,779)	75,890,249

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Partner All Cap Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
		Interest	Maturity
Shares	Collateral Held for Securities Loaned (9.6%)	Rate(d)	Date	Value

8,137,133	Thrivent Financial Securities Lending Trust	3.770%	N/A	$8,137,133

	Total Collateral Held for Securities Loaned
	(cost $8,137,133)			8,137,133

Principal		Interest	Maturity
Amount	Short-Term Investments (0.6%)	Rate(d)	Date	Value

$532,000	State Street Bank Repurchase Agreement(e)	2.850%	10/3/2005	$532,000

	Total Short-Term Investments (at amortized cost)			532,000

	Total Investments (cost $72,738,912)			$84,559,382

(a)	The categories of investments are shown as a percentage of total investments.

(b)	Non-income producing security.

(c)	All or a portion of the security is on loan.

(d)	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(e)	Repurchase agreement dated September, 2005, $532,126 maturing October 3, 2005, collateralized by $544,432 of Federal Home Loan Mortgage Corporation Medium Term Notes, 3.875% due January 12, 2009.

At September 30, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $13,164,808 and $(1,344,338), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Large Cap Growth Portfolio
	Schedule of Investments as of September 30,			2005 (unaudited)(a)
Shares	Common Stock (95.9%)	Value	Shares	Common Stock (95.9%)	Value

Consumer Discretionary (15.5%)			650,605	Time Warner, Inc.	$11,782,457
47,000	Abercrombie & Fitch Company	$2,342,950	145,645	Viacom, Inc.	4,807,741
115,000	Aeropostale, Inc.(b)	2,443,750	241,000	Walt Disney Company	5,815,330
188,200	Amazon.com, Inc.(b)	8,525,460	33,600	Whirlpool Corporation	2,545,872
159,300	AnnTaylor Stores Corporation(b,c)	4,229,415	283,700	XM Satellite Radio
107,600	Apollo Group, Inc.(b)	7,143,564		Holdings, Inc.(b,c)	10,187,667
226,400	Bed Bath & Beyond, Inc.(b)	9,096,752	61,700	Yum! Brands, Inc.	2,986,897

215,350	Best Buy Company, Inc.	9,374,186		Total Consumer
114,700	Cablevision Systems			Discretionary	373,680,599

	New York Group(b)	3,517,849
328,700	Carnival Corporation	16,428,426	Consumer Staples (7.8%)
52,800	Centex Corporation	3,409,824	136,100	Altria Group, Inc.	10,031,931
24,700	Cheesecake Factory, Inc.(b)	771,628	125,400	Avon Products, Inc.	3,385,800
318,500	Coach, Inc.(b)	9,988,160	167,550	Coca-Cola Company	7,236,484
268,695	Comcast Corporation(b)	7,733,042	168,700	Colgate-Palmolive Company	8,905,673
711,800	eBay, Inc.(b)	29,326,160	436,800	CVS Corporation	12,671,568
62,200	Grupo Televisia SA ADR	4,460,362	299,400	Gillette Company	17,425,080
89,600	Harley-Davidson, Inc.	4,340,224	603,650	PepsiCo, Inc.	34,232,992
74,600	Harman International		766,500	Procter & Gamble Company	45,576,090
	Industries, Inc.	7,629,342	161,100	SYSCO Corporation	5,053,707
75,600	Harrah’s Entertainment, Inc.	4,928,364	394,700	Wal-Mart Stores, Inc.	17,295,754
166,000	Hilton Hotels Corporation	3,705,120	371,800	Walgreen Company	16,154,710
451,095	Home Depot, Inc.	17,204,763	140,800	William Wrigley Jr. Company	10,120,704

126,850	IAC InterActiveCorp(b,c)	3,215,648		Total Consumer Staples	188,090,493

133,000	International Game Technology	3,591,000
155,100	J.C. Penney Company, Inc.		Energy (7.0%)
	(Holding Company)	7,354,842	123,994	Apache Corporation	9,326,829
58,600	KB Home	4,289,520	31,600	Arch Coal, Inc.(c)	2,133,000
200,732	Kohl’s Corporation(b)	10,072,732	120,800	Baker Hughes, Inc.	7,209,344
89,100	Lennar Corporation	5,324,616	191,500	BJ Services Company	6,892,085
400,500	Lowe’s Companies, Inc.	25,792,200	76,000	Burlington Resources, Inc.	6,180,320
95,400	Marriott International, Inc.	6,010,200	196,100	ConocoPhillips	13,709,351
167,600	McDonald’s Corporation	5,612,924	222,300	El Paso Corporation	3,089,970
98,600	McGraw-Hill Companies, Inc.	4,736,744	136,700	ENSCO International, Inc.	6,368,853
142,700	MGM MIRAGE(b,c)	6,245,979	108,200	EOG Resources, Inc.	8,104,180
368,900	News Corporation ADR(c)	6,086,850	304,600	Exxon Mobil Corporation	19,354,284
171,300	NIKE, Inc.	13,991,784	207,000	Global Industries, Ltd.(b,c)	3,051,180
181,000	Nordstrom, Inc.	6,211,920	193,800	Halliburton Company	13,279,176
111,400	PETsMART, Inc.	2,426,292	88,200	Nabors Industries, Ltd.(b)	6,335,406
112,000	Pixar, Inc.(b)	4,985,120	76,700	National Oilwell Varco, Inc.(b)	5,046,860
103,500	Pulte Homes, Inc.	4,442,220	48,900	Noble Corporation	3,347,694
645,400	Staples, Inc.	13,759,928	93,900	Peabody Energy Corporation	7,920,465
204,700	Starbucks Corporation(b)	10,255,470	194,700	Schlumberger, Ltd.	16,428,786
144,600	Starwood Hotels & Resorts		134,930	Smith International, Inc.	4,494,518
	Worldwide, Inc.	8,266,782	61,400	Todco	2,560,994
34,600	Station Casinos, Inc.	2,296,056	191,700	Transocean, Inc.(b)	11,753,127
461,900	Target Corporation	23,986,467

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Growth Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Shares	Common Stock (95.9%)	Value	Shares	Common Stock (95.9%)	Value

Energy — continued			71,500	Biogen Idec, Inc.(b)	$2,822,820
30,100	Valero Energy Corporation	$3,403,106	75,700	C.R. Bard, Inc.	4,998,471
221,533	XTO Energy, Inc.	10,039,876	62,200	Cardinal Health, Inc.	3,945,968

	Total Energy	170,029,404	361,464	Caremark Rx, Inc.(b)	18,047,898

			79,800	Celgene Corporation(b,c)	4,334,736
Financials (9.8%)			134,900	Community Health
127,400	AFLAC, Inc.	5,771,220		Systems, Inc.(b)	5,235,469
264,150	American Express Company	15,172,776	150,500	Eli Lilly and Company	8,054,760
277,200	American International		59,800	Fisher Scientific
	Group, Inc.	17,175,312		International, Inc.(b)	3,710,590
53,800	Bear Stearns Companies, Inc.	5,904,550	108,800	Forest Laboratories, Inc.(b)	4,239,936
93,600	Capital One Financial		462,800	Genentech, Inc.(b)	38,972,388
	Corporation(c)	7,443,072	171,400	Genzyme Corporation(b)	12,279,096
436,400	Charles Schwab Corporation	6,297,252	356,000	Gilead Sciences, Inc.(b)	17,358,560
35,800	Chicago Mercantile Exchange(c)	12,075,340	857,100	Johnson & Johnson	54,237,288
436,800	Citigroup, Inc.	19,883,136	107,600	LifePoint Hospitals, Inc.(b)	4,705,348
70,500	Comerica, Inc.	4,152,450	206,100	Medco Health Solutions, Inc.(b)	11,300,463
201,200	Countrywide Financial		591,500	Medtronic, Inc.	31,716,230
	Corporation	6,635,576	130,900	Novartis AG ADR	6,675,900
90,600	E*TRADE Financial Corporation(b)	1,594,560	729,255	Pfizer, Inc.	18,209,497
50,400	Federal Home Loan		66,500	Sanofi-Aventis ADR	2,763,075
	Mortgage Corporation	2,845,584	269,600	Schering-Plough Corporation	5,675,080
135,000	Franklin Resources, Inc.	11,334,600	44,000	Sepracor, Inc.(b)	2,595,560
39,400	Golden West Financial		274,600	St. Jude Medical, Inc.(b)	12,851,280
	Corporation	2,339,966	195,850	Stryker Corporation	9,680,866
183,600	Goldman Sachs Group, Inc.	22,322,088	282,300	Teva Pharmaceutical
80,050	Legg Mason, Inc.	8,780,684		Industries, Ltd.(c)	9,434,466
89,800	Lehman Brothers Holdings, Inc.	10,459,904	1,084,000	UnitedHealth Group, Inc.	60,920,800
299,700	MBNA Corporation	7,384,608	267,200	WellPoint, Inc.(b)	20,259,104
212,300	Merrill Lynch & Company, Inc.	13,024,605	340,900	Wyeth	15,773,443
151,300	Moody’s Corporation	7,728,404	227,400	Zimmer Holdings, Inc.(b)	15,665,586

59,400	Morgan Stanley	3,204,036		Total Health Care	493,766,229

89,200	Northern Trust Corporation	4,509,060
75,700	PNC Financial Services Group, Inc.	4,392,114	Industrials (7.7%)
104,300	Prudential Financial, Inc.	7,046,508	98,700	3M Company	7,240,632
185,050	SLM Corporation	9,926,082	106,500	American Standard
111,900	State Street Corporation	5,474,148		Companies, Inc.	4,957,575
90,500	T. Rowe Price Group, Inc.(c)	5,909,650	126,400	Boeing Company	8,588,880
32,900	UBS AG	2,812,950	112,200	Burlington Northern
101,600	Wells Fargo & Company	5,950,712		Santa Fe Corporation	6,709,560

	Total Financials	237,550,947	305,400	Caterpillar, Inc.	17,942,250

			53,800	Chicago Bridge and
Health Care (20.4%)				Iron Company(c)	1,672,642
246,350	Abbott Laboratories	10,445,240	154,400	Danaher Corporation	8,311,352
148,000	Aetna, Inc.	12,748,720	128,500	FedEx Corporation	11,196,205
141,400	Alcon, Inc.(d)	18,082,232	73,500	General Dynamics Corporation	8,786,925
577,700	Amgen, Inc.(b)	46,025,359	1,358,400	General Electric Company	45,737,328

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Growth Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Shares	Common Stock (95.9%)	Value	Shares	Common Stock (95.9%)	Value

Industrials — continued			49,100	KLA-Tencor Corporation	$2,394,116
42,500	Global Cash Access, Inc.(b,c)	$599,250	243,700	Linear Technology Corporation	9,160,683
117,600	Honeywell International, Inc.	4,410,000	2,047,500	Lucent Technologies, Inc.(b,c)	6,654,375
99,900	L-3 Communications		253,400	Marvell Technology Group, Ltd.(b)	11,684,274
	Holdings, Inc.	7,899,093	311,500	Maxim Integrated Products, Inc.	13,285,475
34,000	Lockheed Martin Corporation	2,075,360	320,000	Micromuse, Inc.(b,c)	2,521,600
64,800	Monster Worldwide, Inc.(b)	1,990,008	2,285,800	Microsoft Corporation	58,813,634
44,100	Precision Castparts Corporation	2,341,710	876,100	Motorola, Inc.	19,353,049
75,700	Robert Half International, Inc.	2,694,163	531,900	Nasdaq (100) Trust(c)	20,988,774
77,700	Rockwell Automation, Inc.	4,110,330	202,800	Network Appliance, Inc.(b)	4,814,472
64,100	Terex Corporation(b)	3,168,463	360,220	Nokia Oyj ADR	6,091,320
43,600	Textron, Inc.	3,126,992	1,267,400	Oracle Corporation(b)	15,703,086
256,900	Tyco International, Ltd.	7,154,665	462,100	Parametric Technology
125,600	United Parcel Service, Inc.	8,682,728		Corporation(b,c)	3,220,837
309,300	United Technologies Corporation	16,034,112	174,100	Paychex, Inc.	6,455,628

	Total Industrials	185,430,223	977,600	QUALCOMM, Inc.	43,747,600

			61,900	Research in Motion, Ltd.(b,c)	4,233,960
Information Technology (25.7%)			118,400	SAP AG(c)	5,130,272
205,500	Accenture, Ltd.(b)	5,232,030	591,300	Symantec Corporation(b)	13,398,858
431,200	Adobe Systems, Inc.(c)	12,871,320	238,600	Tekelec, Inc.(b,c)	4,998,670
182,800	Altera Corporation(b)	3,493,308	714,400	Texas Instruments, Inc.	24,218,160
134,100	Amdocs, Ltd.(b)	3,718,593	271,300	webMethods, Inc.(b,c)	1,918,091
131,400	Analog Devices, Inc.	4,880,196	133,000	Xilinx, Inc.	3,704,050
290,000	Apple Computer, Inc.(b)	15,546,900	828,200	Yahoo!, Inc.(b)	28,026,288

481,450	Applied Materials, Inc.	8,165,392		Total Information
140,800	Automatic Data Processing, Inc.	6,060,032		Technology	619,747,730

348,500	Avaya, Inc.(b)	3,589,550
207,000	Broadcom Corporation(b)	9,710,370	Materials (0.7%)
1,647,400	Cisco Systems, Inc.(b)	29,537,882	69,700	Ecolab, Inc.	2,225,521
231,800	Citrix Systems, Inc.(b)	5,827,452	102,400	Monsanto Company	6,425,600
84,400	Cognizant Technology		76,600	Newmont Mining Corporation	3,613,222
	Solutions Corporation(b)	3,932,196	95,900	Praxair, Inc.	4,596,487

202,500	Comverse Technology, Inc.(b)	5,319,675		Total Materials	16,860,830

463,800	Corning, Inc.(b)	8,965,254
85,300	Cypress Semiconductor		Telecommunications Services (1.3%)
	Corporation(b,c)	1,283,765	82,100	ALLTEL Corporation	5,345,531
1,264,400	Dell, Inc.(b)	43,242,480	362,200	America Movil SA de CV ADR	9,533,104
274,170	Electronic Arts, Inc.(b)	15,597,531	186,100	American Tower Corporation(b)	4,643,195
1,406,700	EMC Corporation(b)	18,202,698	28,200	NII Holdings, Inc.(b)	2,381,490
286,050	First Data Corporation	11,442,000	412,982	Sprint Nextel Corporation	9,820,712

101,702	Google, Inc.(b)	32,184,615		Total Telecommunications
47,100	Infosys Technologies, Ltd. ADR(c)	3,498,588		Services	31,724,032

1,511,950	Intel Corporation	37,269,568

130,800	International Business			Total Common Stock
	Machines Corporation	10,492,776		(cost $2,055,344,716)	2,316,880,487

385,300	Juniper Networks, Inc.(b,c)	9,166,287

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Growth Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
		Interest	Maturity
Shares	Collateral Held for Securities Loaned (2.9%)	Rate(e)	Date	Value

71,065,866	Thrivent Financial Securities Lending Trust	3.770%	N/A	$71,065,866

	Total Collateral Held for Securities Loaned
	(cost $71,065,866)			71,065,866

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (1.2%)	Rate(e)	Date	Value

$18,675,000	BP Capital Markets plc	3.880%	10/3/2005	$18,670,974
9,493,323	Thrivent Money Market Portfolio	3.360	N/A	9,493,323

	Total Short-Term Investments (at amortized cost)			28,164,297

	Total Investments (cost $2,154,574,879)			$2,416,110,650

(a)	The categories of investments are shown as a percentage of total investments.

(b)	Non-income producing security.

(c)	All or a portion of the security is on loan.

(d)	At September 30, 2005, 18,200 shares of Alcon, Inc. common stock valued at $2,327,416 were earmarked as collateral to cover call options written as follows:

	Number of	Exercise	Expiration		Unrealized
Call Options	Contracts	Price	Date	Value	Gain

Alcon, Inc.	182	$130	October 2005	$(37,310)	$8,479

(e)	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(f)	Miscellaneous footnote:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

At September 30, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $378,636,869 and $(117,101,098), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Large Cap Growth Portfolio II
	Schedule of Investments as of September 30,			2005 (unaudited)(a)
Shares	Common Stock (96.3%)	Value	Shares	Common Stock (96.3%)	Value

Consumer Discretionary (15.6%)			600	Station Casinos, Inc.	$39,816
900	Abercrombie & Fitch Company	$44,865	8,420	Target Corporation	437,251
2,100	Aeropostale, Inc.(b)	44,625	11,820	Time Warner, Inc.	214,060
3,400	Amazon.com, Inc.(b)	154,020	2,670	Viacom, Inc.	88,137
2,900	AnnTaylor Stores Corporation(b,c)	76,995	4,365	Walt Disney Company	105,327
1,990	Apollo Group, Inc.(b)	132,116	600	Whirlpool Corporation	45,462
4,100	Bed Bath & Beyond, Inc.(b)	164,738	5,100	XM Satellite Radio Holdings, Inc.(b,c)	183,141
3,855	Best Buy Company, Inc.	167,808	1,100	Yum! Brands, Inc.	53,251

2,100	Cablevision Systems			Total Consumer
	New York Group(b)	64,407		Discretionary	6,784,446

5,950	Carnival Corporation	297,381
1,000	Centex Corporation	64,580	Consumer Staples (7.9%)
450	Cheesecake Factory, Inc.(b)	14,058	2,450	Altria Group, Inc.	180,590
5,800	Coach, Inc.(b)	181,888	2,310	Avon Products, Inc.	62,370
4,910	Comcast Corporation(b)	141,310	3,000	Coca-Cola Company	129,570
12,860	eBay, Inc.(b)	529,832	3,100	Colgate-Palmolive Company	163,649
1,100	Grupo Televisia SA ADR	78,881	7,900	CVS Corporation	229,179
1,600	Harley-Davidson, Inc.	77,504	5,500	Gillette Company	320,100
1,350	Harman International		11,020	PepsiCo, Inc.	624,944
	Industries, Inc.	138,064	13,920	Procter & Gamble Company	827,683
1,400	Harrah’s Entertainment, Inc.	91,266	2,960	SYSCO Corporation	92,855
3,000	Hilton Hotels Corporation	66,960	7,240	Wal-Mart Stores, Inc.	317,257
8,190	Home Depot, Inc.	312,367	6,740	Walgreen Company	292,853
2,290	IAC InterActiveCorp(b)	58,052	2,600	William Wrigley Jr. Company	186,888

2,400	International Game Technology	64,800		Total Consumer Staples	3,427,938

2,800	J.C. Penney Company, Inc.
	(Holding Company)	132,776	Energy (7.1%)
1,100	KB Home	80,520	2,250	Apache Corporation	169,245
3,655	Kohl’s Corporation(b)	183,408	550	Arch Coal, Inc.	37,125
1,600	Lennar Corporation	95,616	2,250	Baker Hughes, Inc.	134,280
7,300	Lowe’s Companies, Inc.	470,120	3,500	BJ Services Company	125,965
1,700	Marriott International, Inc.	107,100	1,400	Burlington Resources, Inc.	113,848
3,100	McDonald’s Corporation	103,819	3,600	ConocoPhillips	251,676
1,800	McGraw-Hill Companies, Inc.	86,472	4,000	El Paso Corporation	55,600
2,600	MGM MIRAGE(b)	113,802	2,500	ENSCO International, Inc.	116,475
6,700	News Corporation ADR(b,c)	110,550	2,000	EOG Resources, Inc.	149,800
3,090	NIKE, Inc.	252,391	5,550	Exxon Mobil Corporation	352,647
3,300	Nordstrom, Inc.	113,256	3,800	Global Industries, Ltd.(b,c)	56,012
2,000	PETsMART, Inc.	43,560	3,500	Halliburton Company	239,820
2,000	Pixar, Inc.(b)	89,020	1,650	Nabors Industries, Ltd.(b)	118,520
1,900	Pulte Homes, Inc.	81,548	1,450	National Oilwell Varco, Inc.(b)	95,410
11,730	Staples, Inc.	250,084	900	Noble Corporation	61,614
3,700	Starbucks Corporation(b)	185,370	1,700	Peabody Energy Corporation	143,395
2,660	Starwood Hotels & Resorts		3,500	Schlumberger, Ltd.	295,330
	Worldwide, Inc.	152,072	2,500	Smith International, Inc.	83,275

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Growth Portfolio II

Schedule of Investments as of September 30, 2005 (unaudited)(a)

Shares	Common Stock (96.3%)	Value	Shares	Common Stock (96.3%)	Value

Energy — continued			1,100	Cardinal Health, Inc.	$69,784
1,100	Todco	$45,881	6,605	Caremark Rx, Inc.(b)	329,788
3,500	Transocean, Inc.(b)	214,585	1,400	Celgene Corporation(b,c)	76,048
600	Valero Energy Corporation	67,836	2,500	Community Health Systems, Inc.(b)	97,025
4,066	XTO Energy, Inc.	184,271	2,740	Eli Lilly and Company	146,645

	Total Energy	3,112,610	1,100	Fisher Scientific International, Inc.(b)	68,255

			2,000	Forest Laboratories, Inc.(b)	77,940
Financials (10.0%)			8,400	Genentech, Inc.(b)	707,364
2,300	AFLAC, Inc.	104,190	3,110	Genzyme Corporation(b)	222,800
4,830	American Express Company	277,435	6,500	Gilead Sciences, Inc.(b)	316,940
5,030	American International Group, Inc.	311,659	15,630	Johnson & Johnson	989,066
1,000	Bear Stearns Companies, Inc.	109,750	2,000	LifePoint Hospitals, Inc.(b)	87,460
1,700	Capital One Financial Corporation	135,184	3,700	Medco Health Solutions, Inc.(b)	202,871
7,950	Charles Schwab Corporation	114,718	10,820	Medtronic, Inc.	580,168
650	Chicago Mercantile Exchange	219,245	2,400	Novartis AG ADR	122,400
7,900	Citigroup, Inc.	359,608	13,270	Pfizer, Inc.	331,352
1,300	Comerica, Inc.	76,570	1,200	Sanofi-Aventis ADR	49,860
3,700	Countrywide Financial Corporation	122,026	4,900	Schering-Plough Corporation	103,145
1,700	E*TRADE Financial Corporation(b)	29,920	800	Sepracor, Inc.(b)	47,192
900	Federal Home Loan		5,000	St. Jude Medical, Inc.(b)	234,000
	Mortgage Corporation	50,814	3,600	Stryker Corporation	177,948
2,400	Franklin Resources, Inc.	201,504	5,200	Teva Pharmaceutical
700	Golden West Financial Corporation	41,573		Industries, Ltd.(c)	173,784
3,400	Goldman Sachs Group, Inc.	413,372	19,700	UnitedHealth Group, Inc.	1,107,141
1,500	Legg Mason, Inc.	164,535	4,900	WellPoint, Inc.(b)	371,518
1,650	Lehman Brothers Holdings, Inc.	192,192	6,280	Wyeth	290,576
5,480	MBNA Corporation	135,027	4,150	Zimmer Holdings, Inc.(b)	285,894

3,850	Merrill Lynch & Company, Inc.	236,198		Total Health Care	8,997,400

2,800	Moody’s Corporation	143,024
1,100	Morgan Stanley	59,334	Industrials (7.7%)
1,650	Northern Trust Corporation	83,408	1,790	3M Company	131,314
1,350	PNC Financial Services Group, Inc.	78,327	1,900	American Standard Companies, Inc.	88,445
1,900	Prudential Financial, Inc.	128,364	2,300	Boeing Company	156,285
3,410	SLM Corporation	182,912	2,050	Burlington Northern
2,000	State Street Corporation	97,840		Santa Fe Corporation	122,590
1,650	T. Rowe Price Group, Inc.	107,745	5,500	Caterpillar, Inc.	323,125
600	UBS AG	51,300	1,000	Chicago Bridge and Iron Company	31,090
1,900	Wells Fargo & Company	111,283	2,820	Danaher Corporation	151,801

	Total Financials	4,339,057	2,320	FedEx Corporation	202,142

			1,350	General Dynamics Corporation	161,392
Health Care (20.6%)			24,710	General Electric Company	831,986
4,440	Abbott Laboratories	188,256	750	Global Cash Access, Inc.(b,c)	10,575
2,700	Aetna, Inc.	232,578	2,100	Honeywell International, Inc.	78,750
2,600	Alcon, Inc.(d)	332,488	1,800	L-3 Communications Holdings, Inc.	142,326
10,460	Amgen, Inc.(b)	833,348	600	Lockheed Martin Corporation	36,624
1,300	Biogen Idec, Inc.(b)	51,324	1,200	Monster Worldwide, Inc.(b)	36,852
1,400	C.R. Bard, Inc.	92,442	800	Precision Castparts Corporation	42,480

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Growth Portfolio II
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Shares	Common Stock (96.3%)	Value	Shares	Common Stock (96.3%)	Value

Industrials — continued			4,650	Marvell Technology Group, Ltd.(b)	$214,412
1,400	Robert Half International, Inc.	$49,826	5,680	Maxim Integrated Products, Inc.	242,252
1,400	Rockwell Automation, Inc.	74,060	5,800	Micromuse, Inc.(b,c)	45,704
1,200	Terex Corporation(b)	59,316	41,670	Microsoft Corporation	1,072,169
800	Textron, Inc.	57,376	15,900	Motorola, Inc.	351,231
4,690	Tyco International, Ltd.	130,616	5,000	Nasdaq (100) Trust	197,300
2,270	United Parcel Service, Inc.	156,925	3,700	Network Appliance, Inc.(b)	87,838
5,600	United Technologies Corporation	290,304	6,530	Nokia Oyj ADR	110,422

	Total Industrials	3,366,200	23,000	Oracle Corporation(b)	284,970

			8,400	Parametric Technology Corporation(b) 58,548
Information Technology (25.4%)			3,200	Paychex, Inc.	118,656
3,750	Accenture, Ltd.(b)	95,475	17,800	QUALCOMM, Inc.	796,550
7,800	Adobe Systems, Inc.	232,830	1,100	Research in Motion, Ltd.(b)	75,240
3,350	Altera Corporation(b)	64,018	2,200	SAP AG(c)	95,326
2,400	Amdocs, Ltd.(b)	66,552	10,720	Symantec Corporation(b)	242,915
2,410	Analog Devices, Inc.	89,507	4,300	Tekelec, Inc.(b,c)	90,085
5,300	Apple Computer, Inc.(b)	284,133	13,000	Texas Instruments, Inc.	440,700
8,720	Applied Materials, Inc.	147,891	5,100	webMethods, Inc.(b,c)	36,057
2,600	Automatic Data Processing, Inc.	111,904	2,400	Xilinx, Inc.	66,840
6,300	Avaya, Inc.(b)	64,890	15,000	Yahoo!, Inc.(b)	507,600

3,800	Broadcom Corporation(b)	178,258		Total Information
29,870	Cisco Systems, Inc.(b)	535,569		Technology	11,083,961

4,200	Citrix Systems, Inc.(b)	105,588
1,550	Cognizant Technology		Materials (0.7%)
	Solutions Corporation(b)	72,214	1,300	Ecolab, Inc.	41,509
3,700	Comverse Technology, Inc.(b)	97,199	1,800	Monsanto Company	112,950
8,380	Corning, Inc.(b)	161,985	1,400	Newmont Mining Corporation(c)	66,038
1,500	Cypress Semiconductor		1,800	Praxair, Inc.	86,274

	Corporation(b,c)	22,575		Total Materials	306,771

22,770	Dell, Inc.(b)	778,734
5,000	Electronic Arts, Inc.(b)	284,450	Telecommunications Services (1.3%)
25,600	EMC Corporation(b)	331,264	1,450	ALLTEL Corporation	94,410
5,250	First Data Corporation	210,000	6,600	America Movil SA de CV ADR	173,712
1,850	Google, Inc.(b)	585,451	3,400	American Tower Corporation(b)	84,830
900	Infosys Technologies, Ltd. ADR(c)	66,852	500	NII Holdings, Inc.(b)	42,225
27,450	Intel Corporation	676,642	7,492	Sprint Nextel Corporation	178,160

2,350	International Business			Total Telecommunications
	Machines Corporation	188,517		Services	573,337

6,950	Juniper Networks, Inc.(b)	165,340

900	KLA-Tencor Corporation	43,884		Total Common Stock
4,430	Linear Technology Corporation	166,524		(cost $37,683,367)	41,991,720

37,200	Lucent Technologies, Inc.(b,c)	120,900

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Growth Portfolio II
Schedule of Investments as of September 30, 2005 (unaudited)(a)
		Interest	Maturity
Shares	Collateral Held for Securities Loaned (2.6%)	Rate(e)	Date	Value

1,117,850	Thrivent Financial Securities Lending Trust	3.770%	N/A	$1,117,850

	Total Collateral Held for Securities Loaned
	(cost $1,117,850)			1,117,850

		Interest	Maturity
Shares	Short-Term Investments (1.1%)	Rate(e)	Date	Value

474,910	Thrivent Money Market Portfolio	3.360%	N/A	$474,910

	Total Short-Term Investments (at amortized cost)			474,910

	Total Investments (cost $39,276,127)			$43,584,480

(a)	The categories of investments are shown as a percentage of total investments.

(b)	Non-income producing security.

(c)	All or a portion of the security is on loan.

(d)	At September 30, 2005, 500 shares of Alcon, Inc. common stock valued at $63,940 were earmarked as collateral to cover call options written as follows:

	Number of	Exercise	Expiration		Unrealized
Call Options	Contracts	Price	Date	Value	Gain

Alcon, Inc.	5	$130	Oct 2005	$(1,025)	$233

(e)	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(f)	Miscellaneous footnote:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

At September 30, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $5,699,079 and $(1,390,726), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Partner Growth Stock Portolio
	Schedule of Investments as of September 30,			2005 (unaudited)(a)
Shares	Common Stock (93.1%)	Value	Shares	Common Stock (93.1%)	Value

Consumer Discretionary (16.1%)			Financials (18.2%)
21,500	Apollo Group, Inc.(b)	$1,427,385	5,200	ACE, Ltd.	$244,764
20,825	Best Buy Company, Inc.(c)	906,512	30,100	American Express Company	1,728,944
29,100	Carnival Corporation	1,454,418	42,700	American International
33,900	Comcast Corporation(b)	975,642		Group, Inc.	2,645,692
16,663	Discovery Holding Company(b)	240,614	25,100	Ameritrade Holding
10,700	E.W. Scripps Company	534,679		Corporation(b,c)	539,148
4,800	eBay, Inc.(b)	197,760	66,300	Anglo Irish Bank
7,900	Expedia, Inc.(b,c)	156,499		Corporation plc(b,d)	906,145
6,300	Harman International		67,100	Charles Schwab Corporation	968,253
	Industries, Inc.	644,301	74,900	Citigroup, Inc.	3,409,448
32,400	Home Depot, Inc.	1,235,736	13,000	Countrywide Financial
14,900	Industria de Diseno Textil			Corporation	428,740
	SA (Inditex)(b,d)	437,644	8,700	Franklin Resources, Inc.	730,452
33,000	International Game Technology	891,000	15,600	Genworth Financial, Inc.	502,944
31,700	Kohl’s Corporation(b)	1,590,706	4,900	Goldman Sachs Group, Inc.	595,742
166,632	Liberty Media Corporation(b)	1,341,388	16,300	Hartford Financial Services
6,600	MGM MIRAGE(b,c)	288,882		Group, Inc.	1,257,871
85,100	News Corporation	1,326,709	4,500	Legg Mason, Inc.	493,605
8,100	NIKE, Inc.	661,608	16,500	Marsh & McLennan
22,700	PETsMART, Inc.	494,406		Companies, Inc.	501,435
19,900	Rogers Communications, Inc.	785,055	18,400	Merrill Lynch & Company, Inc.	1,128,840
24,700	Target Corporation	1,282,671	23,700	Northern Trust Corporation	1,198,035
49,200	Time Warner, Inc.	891,012	26,200	SLM Corporation	1,405,368
36,200	Univision Communications, Inc.(b)	960,386	38,400	State Street Corporation	1,878,528
8,300	Wal-Mart de Mexico(c)	422,095	23,100	UBS AG(b,d)	1,968,865

18,900	Wynn Resorts, Ltd.(b,c)	853,335		Total Financials	22,532,819

	Total Consumer
	Discretionary	20,000,443	Health Care (14.5%)

			24,400	Amgen, Inc.(b)	1,943,948
Consumer Staples (5.2%)			22,800	Biomet, Inc.	791,388
10,300	Coca-Cola Company	444,857	16,500	Caremark Rx, Inc.(b)	823,845
22,500	Gillette Company	1,309,500	10,300	Genentech, Inc.(b)	867,363
8,300	PepsiCo, Inc.	470,693	22,800	Gilead Sciences, Inc.(b)	1,111,728
22,000	SYSCO Corporation	690,140	17,300	Johnson & Johnson	1,094,744
52,000	Wal-Mart de Mexico SA de CV(b)	265,100	20,900	Medtronic, Inc.	1,120,658
56,100	Wal-Mart Stores, Inc.	2,458,302	21,200	Novartis AG(b,d)	1,078,175
20,100	Walgreen Company	873,345	36,440	Pfizer, Inc.	909,907

	Total Consumer Staples	6,511,937	8,000	Quest Diagnostics, Inc.	404,320

			4,000	Roche Holding AG(b,d)	555,701
Energy (5.5%)			7,400	Sepracor, Inc.(b,c)	436,526
23,900	Baker Hughes, Inc.	1,426,352	7,100	St. Jude Medical, Inc.(b)	332,280
23,400	Exxon Mobil Corporation	1,486,836	14,200	Stryker Corporation	701,906
6,200	Murphy Oil Corporation	309,194	7,800	Teva Pharmaceutical
21,300	Schlumberger, Ltd.	1,797,294		Industries, Ltd.(c)	260,676
6,500	Total SA(b,d)	1,769,301	54,400	UnitedHealth Group, Inc.	3,057,280

	Total Energy	6,788,977

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Partner Growth Stock Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Shares	Common Stock (93.1%)	Value	Shares	Common Stock (93.1%)	Value

Health Care — continued			14,300	Maxim Integrated Products, Inc.	$609,895
28,800	WellPoint, Inc.(b)	$2,183,616	9,600	Mercury Interactive Corporation(b)	380,160
4,100	Zimmer Holdings, Inc.(b)	282,449	138,000	Microsoft Corporation	3,550,740

	Total Health Care	17,956,510	45,100	Nokia Oyj(b,d)	760,006

			88,800	Oracle Corporation(b)	1,100,232
Industrials (7.1%)			19,900	QUALCOMM, Inc.	890,525
59,200	Cendant Corporation	1,221,888	1,000	Research in Motion, Ltd.(b)	68,400
37,900	Danaher Corporation(c)	2,040,157	1,220	Samsung Electronics
13,400	Deere & Company	820,080		Company, Ltd.(b,d)	690,986
111,400	General Electric Company	3,750,839	30,700	Xilinx, Inc.	854,995
27,700	Tyco International, Ltd.	771,445	33,800	Yahoo!, Inc.(b)	1,143,792

2,400	United Parcel Service, Inc.	165,912		Total Information

	Total Industrials	8,770,321		Technology	26,713,019

Information Technology (21.6%)			Materials (1.7%)
75,700	Accenture, Ltd.(b)	1,927,322	65,600	BHP Billiton, Ltd.(b,d)	1,118,812
14,300	Affiliated Computer		15,300	Monsanto Company	960,075

	Services, Inc.(b,c)	780,780		Total Materials	2,078,887

38,600	Analog Devices, Inc.	1,433,604
14,600	ASML Holding NV(b,d)	240,538	Telecommunications Services (3.2%)
28,500	Automatic Data Processing, Inc.	1,226,640	38,100	America Movil SA de CV ADR	1,002,792
24,900	Cisco Systems, Inc.(b)	446,457	34,800	Crown Castle International
79,400	Corning, Inc.(b)	1,534,802		Corporation(b)	857,124
67,400	Dell, Inc.(b)	2,305,080	40,890	Sprint Nextel Corporation	972,364
3,400	Electronic Arts, Inc.(b)	193,426	9,800	Telus Corporation	399,252
63,500	EMC Corporation(b)	821,690	7,400	Telus Corporation	308,795
21,800	First Data Corporation	872,000	169,700	Vodafone Group plc(b,d)	441,459

17,000	Fiserv, Inc.(b)	779,790		Total Telecommunications
3,100	Google, Inc.(b)	981,026		Services	3,981,786

69,800	Intel Corporation	1,720,570

28,400	Juniper Networks, Inc.(b)	675,636		Total Common Stock
15,700	Marvell Technology Group, Ltd.(b)	723,927		(cost $98,073,508)	115,334,699

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Partner Growth Stock Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
		Interest	Maturity
Shares	Collateral Held for Securities Loaned (5.1%)	Rate(e)	Date	Value

6,310,582	Thrivent Financial Securities Lending Trust	3.770%	N/A	$6,310,582

	Total Collateral Held for Securities Loaned
	(cost $6,310,582)			6,310,582

Principal		Interest	Maturity
Amount	Short-Term Investments (1.8%)	Rate(e)	Date	Value

$2,210,000	State Street Bank Repurchase Agreement(f)	2.850%	10/3/2005	$2,210,000

	Total Short-Term Investments (at amortized cost)			2,210,000

	Total Investments (cost $106,594,090)			$123,855,281

(a)	The categories of investments are shown as a percentage of total investments.

(b)	Non-income producing security.

(c)	All or a portion of the security is on loan.

(d)	Security is fair valued.

(e)	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(f)	Repurchase agreement dated September, 2005, $2,210,525 maturing October 3, 2005, collateralized by $2,257,789 of Federal Home Loan Mortgage Corporation Medium Term Notes, 3.875% due August 22, 2008.

(g)	Miscellaneous footnote:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

At September 30, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $19,349,048 and $(2,087,857), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Large Cap Value Portfolio
	Schedule of Investments as of September 30,			2005 (unaudited)(a)
Shares	Common Stock (93.3%)	Value	Shares	Common Stock (93.3%)	Value

Consumer Discretionary (8.9%)			Financials (25.4%)
59,100	Barnes & Noble, Inc.	$2,228,070	52,700	ACE, Ltd.	$2,480,589
57,400	Clear Channel		41,900	Allstate Corporation	2,316,651
	Communications, Inc.(b)	1,887,886	66,700	American International
72,000	Comcast Corporation(c)	2,115,360		Group, Inc.	4,132,732
23,060	Discovery Holding Company(c)	332,986	72,200	Aon Corporation	2,316,176
32,300	Federated Department Stores, Inc.	2,159,901	232,650	Bank of America Corporation	9,794,565
52,500	Home Depot, Inc.	2,002,350	42,900	Capital One Financial
59,200	J.C. Penney Company, Inc.			Corporation	3,411,408
	(Holding Company)	2,807,264	30,500	Chubb Corporation	2,731,275
44,400	Johnson Controls, Inc.	2,755,020	58,000	CIT Group, Inc.	2,620,440
240,600	Liberty Media Corporation(c)	1,936,830	265,345	Citigroup, Inc.	12,078,504
149,100	McDonald’s Corporation	4,993,359	33,200	City National Corporation(b)	2,326,988
54,600	McGraw-Hill Companies, Inc.	2,622,984	36,500	Equity Office Properties Trust	1,193,915
43,500	Office Depot, Inc.(c)	1,291,950	12,200	Everest Re Group, Ltd.	1,194,380
85,700	Sherwin-Williams Company	3,776,799	60,975	Federal Home Loan
392,700	Time Warner, Inc.	7,111,797		Mortgage Corporation	3,442,648
26,300	Viacom, Inc.	868,163	32,700	Goldman Sachs Group, Inc.	3,975,666
161,400	Walt Disney Company	3,894,582	31,815	Hartford Financial Services

	Total Consumer			Group, Inc.	2,455,164
	Discretionary	42,785,301	186,952	J.P. Morgan Chase & Company	6,343,281

			25,400	Lehman Brothers Holdings, Inc.	2,958,592
Consumer Staples (6.4%)			81,400	Mellon Financial Corporation	2,602,358
110,300	Altria Group, Inc.	8,130,213	121,100	Merrill Lynch & Company, Inc.	7,429,485
131,920	CVS Corporation	3,826,999	70,000	Morgan Stanley	3,775,800
108,500	Kellogg Company	5,005,105	50,600	Northern Trust Corporation	2,557,830
98,345	Kimberly-Clark Corporation	5,854,478	36,900	Piper Jaffray Companies(b,c)	1,101,834
115,800	Kroger Company(c)	2,384,322	21,900	PMI Group, Inc.(b)	873,153
44,400	PepsiCo, Inc.	2,517,924	40,200	PNC Financial Services Group, Inc.	2,332,404
33,500	Reynolds American, Inc.(b)	2,781,170	93,300	Principal Financial Group, Inc.	4,419,621

	Total Consumer Staples	30,500,211	147,600	Providian Financial Corporation(b,c)	2,609,568

			70,700	Prudential Financial, Inc.	4,776,492
Energy (13.1%)			12,100	Simon Property Group, Inc.	896,852
42,640	Apache Corporation	3,207,381	160,500	St. Paul Travelers Companies, Inc.	7,201,635
65,600	BP plc	4,647,760	71,500	State Street Corporation	3,497,780
128,266	Chevron Corporation	8,302,658	82,400	U.S. Bancorp	2,313,792
152,158	ConocoPhillips	10,637,366	66,716	Wachovia Corporation	3,175,014
59,400	Devon Energy Corporation	4,077,216	28,200	Washington Mutual, Inc.	1,106,004
30,700	ENSCO International, Inc.	1,430,313	90,395	Wells Fargo & Company	5,294,435

292,300	Exxon Mobil Corporation	18,572,742		Total Financials	121,737,031

45,800	Halliburton Company	3,138,216
43,700	Marathon Oil Corporation	3,012,241	Health Care (8.5%)
18,600	Nabors Industries, Ltd.(c)	1,336,038	33,200	Aetna, Inc.	2,859,848
19,900	National Oilwell Varco, Inc.(c)	1,309,420	61,500	Baxter International, Inc.	2,452,005
26,100	Transocean, Inc.(c)	1,600,191	7,100	Biotech HOLDRS Trust(b)	1,354,112
20,100	Weatherford International, Ltd.(b,c)	1,380,066	22,700	CIGNA Corporation	2,675,422

	Total Energy	62,651,608	25,800	Eli Lilly and Company	1,380,816

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Value Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Shares	Common Stock (93.3%)	Value	Shares	Common Stock (93.3%)	Value

Health Care — continued			83,100	International Business
51,700	Forest Laboratories, Inc.(c)	$2,014,749		Machines Corporation	$6,666,282
28,900	GlaxoSmithKline plc	1,481,992	223,300	Microsoft Corporation	5,745,509
65,200	HCA, Inc.	3,124,384	109,700	Motorola, Inc.	2,423,273
65,125	Johnson & Johnson	4,121,110	109,600	National Semiconductor
55,844	Medco Health Solutions, Inc.(c)	3,061,927		Corporation	2,882,480
29,000	Novartis AG ADR(b)	1,479,000	144,190	Nokia Oyj ADR	2,438,253

271,800	Pfizer, Inc.	6,786,846		Total Information
97,400	Sanofi-Aventis ADR	4,046,970		Technology	34,154,828

67,200	Schering-Plough Corporation	1,414,560
53,200	Wyeth	2,461,564	Materials (3.7%)

	Total Health Care	40,715,305	80,795	Alcoa, Inc.	1,973,014

			86,100	Dow Chemical Company	3,587,787
Industrials (12.6%)			102,000	E.I. du Pont de Nemours
83,600	AMR Corporation(b,c)	934,648		and Company	3,995,340
41,200	Canadian National		59,140	International Paper Company	1,762,372
	Railway Company	2,924,788	75,200	MeadWestvaco Corporation(b)	2,077,024
58,300	Caterpillar, Inc.	3,425,125	11,300	Phelps Dodge Corporation	1,468,209
17,200	Deere & Company	1,052,640	61,300	Praxair, Inc.	2,938,109

86,100	Emerson Electric Company	6,181,980		Total Materials	17,801,855

11,800	General Dynamics Corporation	1,410,690
191,700	General Electric Company	6,454,539	Telecommunications Services (4.2%)
131,280	Honeywell International, Inc.	4,923,000	35,200	ALLTEL Corporation	2,291,872
23,900	Lockheed Martin Corporation	1,458,856	94,750	BellSouth Corporation	2,491,925
38,900	Northrop Grumman Corporation	2,114,215	189,840	SBC Communications, Inc.	4,550,465
79,900	Parker-Hannifin Corporation	5,138,369	223,402	Sprint Nextel Corporation	5,312,500
121,100	Republic Services, Inc.	4,273,619	128,055	Verizon Communications, Inc.	4,186,118
172,900	Steelcase, Inc.(b)	2,500,134	46,900	Vodafone Group plc ADR	1,217,993

40,300	Textron, Inc.	2,890,316		Total Telecommunications
229,175	Tyco International, Ltd.	6,382,524		Services	20,050,873

58,900	Union Pacific Corporation	4,223,130
84,000	United Technologies Corporation	4,354,560	Utilities (3.4%)

	Total Industrials	60,643,133	33,385	Dominion Resources, Inc.	2,875,784

			34,300	Entergy Corporation	2,549,176
Information Technology (7.1%)			81,200	Exelon Corporation	4,339,328
92,900	Accenture, Ltd.(c)	2,365,234	60,500	FirstEnergy Corporation	3,153,260
159,100	Amdocs, Ltd.(c)	4,411,843	44,200	PPL Corporation	1,428,986
71,740	Applied Materials, Inc.	1,216,710	17,400	TXU Corporation	1,964,112

43,700	Comverse Technology, Inc.(c)	1,147,999		Total Utilities	16,310,646

122,700	Hewlett-Packard Company	3,582,840

51,700	Intel Corporation	1,274,405		Total Common Stock
				(cost $392,887,375)	447,350,791

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Value Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
		Interest	Maturity
Shares	Collateral Held for Securities Loaned (3.0%)	Rate(d)	Date	Value

14,567,906	Thrivent Financial Securities Lending Trust	3.770%	N/A	$14,567,906

	Total Collateral Held for Securities Loaned
	(cost $14,567,906)			14,567,906

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (3.7%)	Rate(d)	Date	Value

$8,255,000	BP Capital Markets plc	3.880%	10/3/2005	$8,253,221
9,694,611	Thrivent Money Market Portfolio	3.360	N/A	9,694,611

	Total Short-Term Investments (at amortized cost)			17,947,832

	Total Investments (cost $425,403,113)			$479,866,529

(a)	The categories of investments are shown as a percentage of total investments.

(b)	All or a portion of the security is on loan.

(c)	Non-income producing security.

(d)	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(e)	Miscellaneous footnote:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

At September 30, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $61,504,722 and $(7,041,306), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Large Cap Stock Portfolio
	Schedule of Investments as of September 30,			2005 (unaudited)(a)
Shares	Common Stock (89.5%)	Value	Shares	Common Stock (89.5%)	Value

Consumer Discretionary (11.9%)			107,000	PepsiCo, Inc.	$6,067,970
24,200	American Eagle Outfitters, Inc.	$569,426	102,800	Procter & Gamble Company	6,112,488
36,800	Best Buy Company, Inc.	1,601,904	145,000	Wal-Mart Stores, Inc.	6,353,900
17,300	Black & Decker Corporation	1,420,157	31,800	Walgreen Company	1,381,710

20,200	Brunswick Corporation(b)	762,146		Total Consumer Staples	38,834,895

179,400	Comcast Corporation(c)	5,163,132
73,266	D.R. Horton, Inc.	2,653,695	Energy (10.0%)
49,600	eBay, Inc.(c)	2,043,520	20,100	Apache Corporation	1,511,922
15,200	Federated Department Stores, Inc.	1,016,424	60,600	BJ Services Company(b)	2,180,994
22,400	Fortune Brands, Inc.	1,821,792	33,200	BP plc	2,352,220
49,500	H&R Block, Inc.	1,187,010	43,100	Burlington Resources, Inc.	3,504,892
22,900	Harley-Davidson, Inc.	1,109,276	112,720	Chevron Corporation	7,296,366
56,500	Hilton Hotels Corporation	1,261,080	81,100	ConocoPhillips	5,669,701
132,100	Home Depot, Inc.	5,038,294	11,200	ENSCO International, Inc.	521,808
40,000	J.C. Penney Company, Inc.		269,900	Exxon Mobil Corporation	17,149,444
	(Holding Company)	1,896,800	47,800	Halliburton Company(b)	3,275,256
29,600	Kohl’s Corporation(c)	1,485,328	20,400	Nabors Industries, Ltd.(c)	1,465,332
37,100	Lowe’s Companies, Inc.	2,389,240	26,600	National Oilwell Varco, Inc.(c)	1,750,280
142,700	McDonald’s Corporation	4,779,023	30,900	Patterson-UTI Energy, Inc.	1,114,872
47,000	McGraw-Hill Companies, Inc.	2,257,880	33,300	Peabody Energy Corporation(b)	2,808,855
46,200	MGM MIRAGE(c)	2,022,174	14,200	Rowan Companies, Inc.	503,958
18,100	NIKE, Inc.	1,478,408	19,700	Schlumberger, Ltd.	1,662,286
103,800	Nordstrom, Inc.	3,562,416	18,500	Smith International, Inc.	616,235
22,400	PETsMART, Inc.	487,872	14,300	Valero Energy Corporation	1,616,758
56,100	Pulte Homes, Inc.(b)	2,407,812	27,700	XTO Energy, Inc.	1,255,364

76,050	Staples, Inc.	1,621,386		Total Energy	56,256,543

46,900	Starwood Hotels & Resorts
	Worldwide, Inc.	2,681,273	Financials (15.7%)
72,800	Target Corporation	3,780,504	59,400	Allstate Corporation	3,284,226
236,500	Time Warner, Inc.	4,283,015	30,100	American Capital Strategies, Ltd.(b)	1,103,466
17,500	Viacom, Inc.	577,675	118,600	American Express Company	6,812,384
141,900	Walt Disney Company	3,424,047	120,800	American International
44,300	Yum! Brands, Inc.	2,144,563		Group, Inc.	7,484,768

	Total Consumer		217,600	Bank of America Corporation	9,160,960
	Discretionary	66,927,272	18,300	Bear Stearns Companies, Inc.	2,008,425

			24,600	Capital One Financial Corporation	1,956,192
Consumer Staples (6.9%)			23,800	Chubb Corporation	2,131,290
108,200	Altria Group, Inc.	7,975,422	38,200	CIT Group, Inc.	1,725,876
26,700	Anheuser-Busch Companies, Inc.	1,149,168	255,000	Citigroup, Inc.	11,607,600
20,300	Bunge Limited Finance		36,100	Federal Home Loan
	Corporation(b)	1,068,186		Mortgage Corporation	2,038,206
48,700	Coca-Cola Company	2,103,353	34,000	Federal National
45,400	Constellation Brands, Inc.(b,c)	1,180,400		Mortgage Association	1,523,880
95,100	CVS Corporation	2,758,851	44,800	Goldman Sachs Group, Inc.	5,446,784
12,400	Kellogg Company	572,012	21,200	Hartford Financial Services
18,100	Kimberly-Clark Corporation	1,077,493		Group, Inc.	1,636,004
33,800	Kraft Foods, Inc.	1,033,942	138,196	J.P. Morgan Chase & Company	4,688,990

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Stock Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Shares	Common Stock (89.5%)	Value	Shares	Common Stock (89.5%)	Value

Financials — continued			Industrials (10.6%)
28,100	Lehman Brothers Holdings, Inc.	$3,273,088	16,100	3M Company	$1,181,096
16,500	Loews Corporation	1,524,765	36,500	American Standard
61,100	Merrill Lynch & Company, Inc.	3,748,485		Companies, Inc.	1,699,075
65,100	MetLife, Inc.	3,243,933	38,000	Burlington Northern
11,500	Morgan Stanley	620,310		Santa Fe Corporation	2,272,400
14,100	Progressive Corporation	1,477,257	17,100	C.H. Robinson Worldwide, Inc.(b)	1,096,452
55,900	Prudential Financial, Inc.	3,776,604	15,600	Canadian National
18,300	SAFECO Corporation	976,854		Railway Company	1,107,444
29,200	Wachovia Corporation	1,389,628	50,900	Caterpillar, Inc.	2,990,375
76,400	Wells Fargo & Company	4,474,748	15,800	Danaher Corporation	850,514
17,100	Zions Bancorporation(b)	1,217,691	13,000	Deere & Company	795,600

	Total Financials	88,332,414	43,000	Emerson Electric Company	3,087,400

			17,900	Fastenal Company(b)	1,093,511
Health Care (13.6%)			21,700	General Dynamics Corporation	2,594,235
66,100	Abbott Laboratories	2,802,640	409,600	General Electric Company	13,791,232
28,000	Aetna, Inc.	2,411,920	71,200	Honeywell International, Inc.	2,670,000
72,700	Amgen, Inc.(c)	5,792,009	28,600	Illinois Tool Works, Inc.	2,354,638
15,000	Bausch & Lomb, Inc.	1,210,200	64,800	Ingersoll-Rand Company	2,477,304
50,100	Baxter International, Inc.	1,997,487	56,000	JB Hunt Transport Services, Inc.(b)	1,064,560
28,600	C.R. Bard, Inc.	1,888,458	18,900	Lockheed Martin Corporation	1,153,656
64,100	Caremark Rx, Inc.(c)	3,200,513	22,600	Manpower, Inc.	1,003,214
18,800	Eli Lilly and Company	1,006,176	82,700	Norfolk Southern Corporation	3,354,312
22,400	Fisher Scientific		28,500	Northrop Grumman Corporation	1,548,975
	International, Inc.(c)	1,389,920	18,300	PACCAR, Inc.	1,242,387
19,100	Genentech, Inc.(c)	1,608,411	148,900	Tyco International, Ltd.	4,146,865
22,600	Gilead Sciences, Inc.(c)	1,101,976	34,600	United Parcel Service, Inc.	2,391,898
22,300	Guidant Corporation	1,536,247	69,700	United Technologies Corporation	3,613,248

28,300	Henry Schein, Inc.(b,c)	1,206,146		Total Industrials	59,580,391

27,600	Humana, Inc.(c)	1,321,488
13,300	Invitrogen Corporation(b,c)	1,000,559	Information Technology (14.8%)
179,500	Johnson & Johnson	11,358,760	107,000	Adobe Systems, Inc.	3,193,950
20,900	Laboratory Corporation of		12,900	Affiliated Computer
	America Holdings(c)	1,018,039		Services, Inc.(b,c)	704,340
20,900	LifePoint Hospitals, Inc.(b,c)	913,957	34,300	Altera Corporation(c)	655,473
32,000	Medco Health Solutions, Inc.(c)	1,754,560	26,800	Analog Devices, Inc.	995,352
94,100	Medtronic, Inc.	5,045,642	71,600	Apple Computer, Inc.(c)	3,838,476
316,800	Pfizer, Inc.	7,910,496	60,200	Applied Materials, Inc.	1,020,992
28,200	Sanofi-Aventis ADR	1,171,710	42,400	Automatic Data Processing, Inc.	1,824,896
46,200	St. Jude Medical, Inc.(c)	2,162,160	357,000	Cisco Systems, Inc.(c)	6,401,010
39,200	Teva Pharmaceutical		23,800	Cognizant Technology
	Industries, Ltd.(b)	1,310,064		Solutions Corporation(c)	1,108,842
83,000	UnitedHealth Group, Inc.	4,664,600	68,200	Corning, Inc.(c)	1,318,306
51,600	WellPoint, Inc.(c)	3,912,312	164,800	Dell, Inc.(c)	5,636,160
104,400	Wyeth	4,830,588	198,200	EMC Corporation(c)	2,564,708
18,700	Zimmer Holdings, Inc.(c)	1,288,243	32,400	First Data Corporation	1,296,000

	Total Health Care	76,815,281	28,600	Fiserv, Inc.(c)	1,311,882

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Stock Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Shares	Common Stock (89.5%)	Value	Shares	Common Stock (89.5%)		Value

Information Technology — continued			Miscellaneous (0.4%)
75,700	Hewlett-Packard Company	$2,210,440	17,400	S&P 500 Large Index
370,300	Intel Corporation	9,127,895		Depository Receipts(b)		$2,138,112

56,800	International Business			Total Miscellaneous		2,138,112

	Machines Corporation	4,556,496
23,200	KLA-Tencor Corporation	1,131,232	Telecommunications Services (1.5%)
40,600	Linear Technology Corporation	1,526,154	88,900	SBC Communications, Inc.		2,130,933
18,400	Marvell Technology Group, Ltd.(c)	848,424	191,524	Sprint Nextel Corporation		4,554,441
25,500	Microchip Technology, Inc.	768,060	55,400	Verizon Communications, Inc.		1,811,026

504,600	Microsoft Corporation	12,983,358		Total Telecommunications
210,400	Motorola, Inc.	4,647,736		Services		8,496,400

33,300	Network Appliance, Inc.(c)	790,542
46,100	Nokia Oyj ADR	779,551	Utilities (1.9%)
204,900	Oracle Corporation(c)	2,538,711	15,700	American Electric Power
61,600	QUALCOMM, Inc.	2,756,600		Company, Inc.		623,290
77,100	Symantec Corporation(c)	1,747,086	16,500	Edison International, Inc.		780,120
124,700	Texas Instruments, Inc.	4,227,330	26,600	Entergy Corporation		1,976,912
57,100	VeriSign, Inc.(b,c)	1,220,227	28,800	Exelon Corporation		1,539,072

	Total Information		25,500	PG&E Corporation(b)		1,000,875
	Technology	83,730,229	19,800	PPL Corporation		640,134

			14,500	Sempra Energy		682,370
Materials (2.2%)			32,800	TXU Corporation		3,702,464

22,500	Ball Corporation	826,650		Total Utilities		10,945,237

68,900	Dow Chemical Company	2,871,063

16,200	Eastman Chemical Company	760,914		Total Common Stock
28,000	Georgia-Pacific Corporation	953,680		(cost $452,340,716)		504,577,649

19,300	Phelps Dodge Corporation	2,507,649
19,000	PPG Industries, Inc.	1,124,610
51,300	Praxair, Inc.	2,458,809
14,800	Weyerhaeuser Company	1,017,500

	Total Materials	12,520,875

				Interest	Maturity
Shares	Collateral Held for Securities Loaned (2.4%)			Rate(d)	Date	Value

13,550,862	Thrivent Financial Securities Lending Trust			3.770%	N/A	$13,550,862

	Total Collateral Held for Securities Loaned
	(cost $13,550,862)					13,550,862

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Stock Portfolio
Schedule of Investments as of September 30, 2004 (unaudited)(a)
Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (8.1%)	Rate(d)	Date	Value

$9,100,000	Air Products & Chemicals, Inc.	3.870%	10/3/2005	$9,098,044
11,915,000	Amsterdam Funding Corporation	3.880	10/3/2005	11,912,432
4,810,000	BP Capital Markets plc	3.880	10/3/2005	4,808,963
10,000,000	Grampian Funding, LLC	3.880	10/3/2005	9,997,844
9,680,639	Thrivent Money Market Portfolio	3.360	N/A	9,680,639

	Total Short-Term Investments (at amortized cost)			45,497,922

	Total Investments (cost $511,389,500)			$563,626,433

(a)	The categories of investments are shown as a percentage of total investments.

(b)	All or a portion of the security is on loan.

(c)	Non-income producing security.

(d)	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(e)	Miscellaneous footnote:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

At September 30, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $66,723,539 and $(14,486,606), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Large Cap Index Portfolio
	Schedule of Investments as of September 30,			2005 (unaudited)(a)
Shares	Common Stock (95.2%)	Value	Shares	Common Stock (95.2%)	Value

Consumer Discretionary (10.2%)			18,200	J.C. Penney Company, Inc.
10,600	Apollo Group, Inc.(b)	$703,734		(Holding Company)	$863,044
13,200	AutoNation, Inc.(b)	263,604	14,000	Johnson Controls, Inc.	868,700
4,100	AutoZone, Inc.(b,c)	341,325	8,700	Jones Apparel Group, Inc.	247,950
21,500	Bed Bath & Beyond, Inc.(b)	863,870	5,600	KB Home	409,920
29,525	Best Buy Company, Inc.	1,285,223	5,200	Knight-Ridder, Inc.(c)	305,136
8,400	Big Lots, Inc.(b,c)	92,316	25,100	Kohl’s Corporation(b)	1,259,518
5,900	Black & Decker Corporation	484,331	13,800	Leggett & Platt, Inc.	278,760
7,100	Brunswick Corporation	267,883	25,404	Limited Brands, Inc.	519,004
31,400	Carnival Corporation	1,569,372	7,900	Liz Claiborne, Inc.	310,628
9,300	Centex Corporation	600,594	56,800	Lowe’s Companies, Inc.	3,657,920
12,200	Circuit City Stores, Inc.(c)	209,352	12,500	Marriott International, Inc.	787,500
39,500	Clear Channel		29,550	Mattel, Inc.	492,894
	Communications, Inc.	1,299,155	5,900	Maytag Corporation(c)	107,734
27,700	Coach, Inc.(b)	868,672	91,200	McDonald’s Corporation	3,054,288
160,177	Comcast Corporation(b)	4,706,000	27,300	McGraw-Hill Companies, Inc.	1,311,492
4,600	Cooper Tire & Rubber Company(c)	70,242	3,200	Meredith Corporation	159,648
19,800	D.R. Horton, Inc.	717,156	10,600	New York Times Company(c)	315,350
11,066	Dana Corporation(c)	104,131	20,173	Newell Rubbermaid, Inc.(c)	456,918
9,850	Darden Restaurants, Inc.	299,144	178,700	News Corporation	2,785,933
40,894	Delphi Corporation(c)	112,867	13,900	NIKE, Inc.	1,135,352
4,700	Dillard’s, Inc.(c)	98,136	16,200	Nordstrom, Inc.	555,984
23,415	Dollar General Corporation	429,431	23,000	Office Depot, Inc.(b)	683,100
4,300	Dow Jones & Company, Inc.(c)	164,217	5,200	OfficeMax, Inc.(c)	164,684
20,900	Eastman Kodak Company(c)	508,497	13,200	Omnicom Group, Inc.	1,103,916
80,900	eBay, Inc.(b)	3,333,080	15,600	Pulte Homes, Inc.	669,552
12,000	Family Dollar Stores, Inc.	238,440	9,700	RadioShack Corporation(c)	240,560
19,284	Federated Department Stores, Inc.	1,289,521	3,900	Reebok International, Ltd.	220,623
135,100	Ford Motor Company	1,332,086	7,432	Sears Holdings Corporation(b)	924,689
10,600	Fortune Brands, Inc.	862,098	8,500	Sherwin-Williams Company	374,595
18,000	Gannett Company, Inc.	1,238,940	4,300	Snap-On, Inc.(c)	155,316
42,262	Gap, Inc.	736,627	5,300	Stanley Works	247,404
41,200	General Motors Corporation(c)	1,261,132	53,575	Staples, Inc.	1,142,219
12,700	Genuine Parts Company	544,830	28,000	Starbucks Corporation(b)	1,402,800
12,800	Goodyear Tire &		15,800	Starwood Hotels & Resorts
	Rubber Company(b,c)	199,552		Worldwide, Inc.	903,286
23,600	H&R Block, Inc.	565,928	64,500	Target Corporation	3,349,485
20,100	Harley-Davidson, Inc.	973,644	10,300	Tiffany & Company	409,631
13,300	Harrah’s Entertainment, Inc.	867,027	342,450	Time Warner, Inc.	6,201,770
13,150	Hasbro, Inc.	258,398	33,900	TJX Companies, Inc.	694,272
24,000	Hilton Hotels Corporation	535,680	19,400	Tribune Company	657,466
156,100	Home Depot, Inc.	5,953,654	16,700	Univision Communications, Inc.(b)	443,051
24,900	International Game Technology	672,300	6,700	VF Corporation	388,399
30,800	Interpublic Group of		115,644	Viacom, Inc.	3,817,408
	Companies, Inc.(b,c)	358,512	9,293	Visteon Corporation	90,886

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Index Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Shares	Common Stock (95.2%)	Value	Shares	Common Stock (95.2%)	Value

Consumer Discretionary — continued			74,500	Walgreen Company	$3,237,025
146,647	Walt Disney Company	$3,538,592	13,300	William Wrigley Jr. Company	956,004

8,600	Wendy’s International, Inc.	388,290		Total Consumer Staples	78,151,702

5,000	Whirlpool Corporation	378,850
20,840	Yum! Brands, Inc.	1,008,864	Energy (9.8%)

	Total Consumer		5,900	Amerada Hess Corporation	811,250
	Discretionary	86,764,082	17,186	Anadarko Petroleum Corporation	1,645,560

			23,920	Apache Corporation	1,799,262
Consumer Staples (9.2%)			24,800	Baker Hughes, Inc.	1,480,064
5,650	Alberto-Culver Company	252,838	23,600	BJ Services Company	849,364
26,877	Albertson’s, Inc.	689,395	27,770	Burlington Resources, Inc.	2,258,256
151,400	Altria Group, Inc.	11,159,694	164,296	Chevron Corporation	10,634,880
56,600	Anheuser-Busch Companies, Inc.	2,436,064	101,480	ConocoPhillips	7,094,467
47,368	Archer-Daniels-Midland Company	1,168,095	33,000	Devon Energy Corporation	2,265,120
34,300	Avon Products, Inc.	926,100	48,018	El Paso Corporation(c)	667,450
6,200	Brown-Forman Corporation(c)	369,148	17,600	EOG Resources, Inc.	1,318,240
13,500	Campbell Soup Company	401,625	460,008	Exxon Mobil Corporation	29,228,908
11,100	Clorox Company	616,494	37,000	Halliburton Company	2,535,240
151,400	Coca-Cola Company	6,538,966	8,424	Kerr-McGee Corporation	818,055
22,000	Coca-Cola Enterprises, Inc.	429,000	7,000	Kinder Morgan, Inc.	673,120
37,800	Colgate-Palmolive Company	1,995,462	26,634	Marathon Oil Corporation	1,835,882
37,800	ConAgra Foods, Inc.	935,550	11,900	Murphy Oil Corporation	593,453
14,300	Constellation Brands, Inc.(b,c)	371,800	11,500	Nabors Industries, Ltd.(b,c)	826,045
34,900	Costco Wholesale Corporation	1,503,841	12,600	National Oilwell Varco, Inc.(b,c)	829,080
59,300	CVS Corporation	1,720,293	10,000	Noble Corporation	684,600
26,700	General Mills, Inc.	1,286,940	29,100	Occidental Petroleum Corporation 2,486,013
65,600	Gillette Company	3,817,920	8,000	Rowan Companies, Inc.(c)	283,920
24,900	H.J. Heinz Company	909,846	42,900	Schlumberger, Ltd.	3,619,902
13,400	Hershey Company	754,554	9,900	Sunoco, Inc.	774,180
18,700	Kellogg Company	862,631	23,911	Transocean, Inc.(b)	1,465,983
34,692	Kimberly-Clark Corporation	2,065,215	22,200	Valero Energy Corporation	2,509,932
52,800	Kroger Company(b)	1,087,152	10,200	Weatherford International, Ltd.(b,c) 700,332
9,800	McCormick & Company, Inc.(c)	319,774	41,700	Williams Companies, Inc.	1,044,585
4,300	Molson Coors Brewing Company(c)	275,243	26,300	XTO Energy, Inc.	1,191,916

10,300	Pepsi Bottling Group, Inc.	294,065		Total Energy	82,925,058

121,770	PepsiCo, Inc.	6,905,577
182,400	Procter & Gamble Company	10,845,504	Financials (19.1%)
6,300	Reynolds American, Inc.(c)	523,026	21,000	ACE, Ltd.	988,470
32,700	Safeway, Inc.	837,120	36,600	AFLAC, Inc.	1,657,980
57,200	Sara Lee Corporation	1,083,940	47,882	Allstate Corporation	2,647,396
10,000	SUPERVALU, Inc.	311,200	8,000	Ambac Financial Group, Inc.	576,480
46,100	SYSCO Corporation	1,446,157	90,500	American Express Company	5,198,320
18,400	Tyson Foods, Inc.	332,120	189,240	American International
12,000	UST, Inc.(c)	502,320		Group, Inc.	11,725,310
182,200	Wal-Mart Stores, Inc.	7,984,004	25,650	AmSouth Bancorporation(c)	647,919

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Index Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Shares	Common Stock (95.2%)	Value	Shares	Common Stock (95.2%)	Value

Financials — continued			39,000	Marsh & McLennan
23,225	Aon Corporation	$745,058		Companies, Inc.	$1,185,210
7,000	Apartment Investment &		15,200	Marshall & Ilsley Corporation(c)	661,352
	Management Company	271,460	9,950	MBIA, Inc.	603,169
15,600	Archstone-Smith Trust	621,972	91,702	MBNA Corporation	2,259,537
293,138	Bank of America Corporation	12,341,110	30,600	Mellon Financial Corporation	978,282
56,700	Bank of New York Company, Inc.	1,667,547	67,500	Merrill Lynch & Company, Inc.	4,141,125
39,900	BB&T Corporation	1,558,095	55,100	MetLife, Inc.	2,745,633
8,231	Bear Stearns Companies, Inc.	903,352	6,800	MGIC Investment Corporation	436,560
21,000	Capital One Financial Corporation	1,669,920	18,400	Moody’s Corporation	939,872
75,725	Charles Schwab Corporation	1,092,712	79,150	Morgan Stanley	4,269,351
14,600	Chubb Corporation	1,307,430	41,500	National City Corporation	1,387,760
12,838	Cincinnati Financial		35,000	North Fork Bancorporation, Inc.	892,500
	Corporation(c)	537,784	13,600	Northern Trust Corporation	687,480
14,700	CIT Group, Inc.(c)	664,146	13,600	Plum Creek Timber Company, Inc.	515,576
377,139	Citigroup, Inc.	17,167,367	21,300	PNC Financial Services Group, Inc.	1,235,826
12,250	Comerica, Inc.	721,525	20,500	Principal Financial Group, Inc.	971,085
9,100	Compass Bancshares, Inc.(c)	417,053	14,400	Progressive Corporation	1,508,688
43,300	Countrywide Financial		18,100	ProLogis Trust	802,011
	Corporation	1,428,034	21,500	Providian Financial Corporation(b,c)	380,120
27,000	E*TRADE Financial Corporation(b)	475,200	37,400	Prudential Financial, Inc.	2,526,744
30,000	Equity Office Properties Trust	981,300	6,100	Public Storage, Inc.	408,700
21,000	Equity Residential REIT	794,850	33,609	Regions Financial Corporation	1,045,912
50,400	Federal Home Loan		9,300	SAFECO Corporation	496,434
	Mortgage Corporation	2,845,584	13,400	Simon Property Group, Inc.	993,208
70,600	Federal National		30,400	SLM Corporation	1,630,656
	Mortgage Association	3,164,292	26,400	Sovereign Bancorp, Inc.(c)	581,856
6,300	Federated Investors, Inc.(c)	209,349	49,281	St. Paul Travelers Companies, Inc.	2,211,238
40,494	Fifth Third Bancorp	1,487,345	24,200	State Street Corporation	1,183,864
9,200	First Horizon National		26,500	SunTrust Banks, Inc.	1,840,425
	Corporation(c)	334,420	22,800	Synovus Financial Corporation	632,016
10,900	Franklin Resources, Inc.	915,164	9,534	T. Rowe Price Group, Inc.(c)	622,570
18,600	Golden West Financial		7,700	Torchmark Corporation	406,791
	Corporation	1,104,654	133,285	U.S. Bancorp	3,742,643
33,900	Goldman Sachs Group, Inc.	4,121,562	21,824	UnumProvident Corporation(c)	447,392
21,900	Hartford Financial Services		8,700	Vornado Realty Trust	753,594
	Group, Inc.	1,690,023	114,992	Wachovia Corporation	5,472,469
16,871	Huntington Bancshares, Inc.	379,091	64,143	Washington Mutual, Inc.	2,515,688
256,293	J.P. Morgan Chase & Company	8,696,021	123,100	Wells Fargo & Company	7,209,967
16,300	Janus Capital Group, Inc.	235,535	10,300	XL Capital, Ltd.	700,709
10,000	Jefferson-Pilot Corporation(c)	511,700	6,600	Zions Bancorporation(c)	469,986

29,900	KeyCorp	964,275		Total Financials	162,461,108

19,800	Lehman Brothers Holdings, Inc.	2,306,304
12,600	Lincoln National Corporation	655,452	Health Care (12.6%)
9,900	Loews Corporation	914,859	113,400	Abbott Laboratories	4,808,160
5,900	M&T Bank Corporation	623,689	21,198	Aetna, Inc.	1,825,996
			9,500	Allergan, Inc.	870,390

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Index Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Shares	Common Stock (95.2%)	Value	Shares	Common Stock (95.2%)	Value

Health Care — continued			26,584	St. Jude Medical, Inc.(b)	$1,244,131
7,500	AmerisourceBergen Corporation	$579,750	21,100	Stryker Corporation	1,042,973
89,940	Amgen, Inc.(b)	7,165,520	34,100	Tenet Healthcare Corporation(b)	382,943
14,300	Applera Corporation (Applied		11,900	Thermo Electron Corporation(b)	367,710
	Biosystems Group)	332,332	92,100	UnitedHealth Group, Inc.	5,176,020
4,000	Bausch & Lomb, Inc.	322,720	8,300	Waters Corporation(b)	345,280
45,400	Baxter International, Inc.	1,810,098	7,700	Watson Pharmaceuticals, Inc.(b,c)	281,897
18,200	Becton, Dickinson and Company	954,226	44,700	WellPoint, Inc.(b)	3,389,154
24,600	Biogen Idec, Inc.(b)	971,208	97,800	Wyeth	4,525,206
18,250	Biomet, Inc.	633,458	17,950	Zimmer Holdings, Inc.(b)	1,236,576

43,000	Boston Scientific Corporation(b)	1,004,910		Total Health Care	107,362,126

142,700	Bristol-Myers Squibb Company	3,433,362
7,700	C.R. Bard, Inc.	508,431	Industrials (10.6%)
31,075	Cardinal Health, Inc.	1,971,398	55,800	3M Company	4,093,488
32,800	Caremark Rx, Inc.(b)	1,637,704	16,000	Allied Waste Industries, Inc.(b,c)	135,200
8,000	Chiron Corporation(b)	348,960	12,400	American Power Conversion
9,300	CIGNA Corporation	1,096,098		Corporation	321,160
7,800	Coventry Health Care, Inc.(b)	670,956	13,400	American Standard
82,700	Eli Lilly and Company	4,426,104		Companies, Inc.	623,770
10,800	Express Scripts, Inc.(b)	671,760	8,100	Avery Dennison Corporation(c)	424,359
8,900	Fisher Scientific International, Inc.(b)	552,245	59,860	Boeing Company	4,067,487
24,700	Forest Laboratories, Inc.(b)	962,559	27,192	Burlington Northern
18,700	Genzyme Corporation(b)	1,339,668		Santa Fe Corporation	1,626,082
33,300	Gilead Sciences, Inc.(b)	1,623,708	49,300	Caterpillar, Inc.	2,896,375
24,000	Guidant Corporation	1,653,360	76,260	Cendant Corporation	1,574,006
32,900	HCA, Inc.	1,576,568	10,100	Cintas Corporation(c)	414,605
18,200	Health Management		6,800	Cooper Industries, Ltd.	470,152
	Associates, Inc.(c)	427,154	15,900	CSX Corporation	739,032
11,580	Hospira, Inc.(b)	474,433	3,400	Cummins, Inc.(c)	299,166
11,800	Humana, Inc.(b)	564,984	17,300	Danaher Corporation	931,259
16,500	IMS Health, Inc.	415,305	17,500	Deere & Company	1,071,000
216,940	Johnson & Johnson	13,727,963	14,800	Dover Corporation	603,692
17,600	King Pharmaceuticals, Inc.(b)	270,688	10,800	Eaton Corporation	686,340
9,900	Laboratory Corporation of		30,100	Emerson Electric Company	2,161,180
	America Holdings(b)	482,229	9,600	Equifax, Inc.	335,424
5,800	Manor Care, Inc.(c)	222,778	22,060	FedEx Corporation	1,922,088
22,442	McKesson Corporation	1,064,873	6,500	Fluor Corporation(c)	418,470
22,243	Medco Health Solutions, Inc.(b)	1,219,584	14,600	General Dynamics Corporation	1,745,430
17,900	MedImmune, Inc.(b)	602,335	773,400	General Electric Company	26,040,378
88,300	Medtronic, Inc.	4,734,646	8,900	Goodrich Corporation	394,626
160,100	Merck & Company, Inc.	4,356,321	62,375	Honeywell International, Inc.	2,339,062
3,900	Millipore Corporation(b,c)	245,271	15,300	Illinois Tool Works, Inc.	1,259,649
16,000	Mylan Laboratories, Inc.	308,160	24,600	Ingersoll-Rand Company	940,458
9,600	PerkinElmer, Inc.	195,552	6,800	ITT Industries, Inc.	772,480
537,753	Pfizer, Inc.	13,427,692	8,600	L-3 Communications
12,100	Quest Diagnostics, Inc.	611,534		Holdings, Inc.(c)	680,002
107,700	Schering-Plough Corporation	2,267,085	26,500	Lockheed Martin Corporation	1,617,560

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Index Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Shares	Common Stock (95.2%)	Value	Shares	Common Stock (95.2%)	Value

Industrials — continued			466,200	Cisco Systems, Inc.(b)	$8,358,966
31,400	Masco Corporation	$963,352	12,400	Citrix Systems, Inc.(b,c)	311,736
8,800	Monster Worldwide, Inc.(b,c)	270,248	33,712	Computer Associates
4,600	Navistar International			International, Inc.	937,531
	Corporation(b,c)	149,178	13,400	Computer Sciences Corporation(b)	633,954
29,500	Norfolk Southern Corporation	1,196,520	28,300	Compuware Corporation(b)	268,850
26,098	Northrop Grumman Corporation	1,418,426	14,600	Comverse Technology, Inc.(b)	383,542
12,550	PACCAR, Inc.	852,020	10,300	Convergys Corporation(b,c)	148,011
9,100	Pall Corporation(c)	250,250	107,400	Corning, Inc.(b)	2,076,042
8,750	Parker-Hannifin Corporation	562,712	174,900	Dell, Inc.(b)	5,981,580
16,700	Pitney Bowes, Inc.	697,058	22,100	Electronic Arts, Inc.(b)	1,257,269
15,700	R.R. Donnelley & Sons Company	581,999	37,800	Electronic Data Systems
33,000	Raytheon Company	1,254,660		Corporation	848,232
12,300	Robert Half International, Inc.(c)	437,757	175,786	EMC Corporation(b)	2,274,671
13,200	Rockwell Automation, Inc.	698,280	56,280	First Data Corporation	2,251,200
12,900	Rockwell Collins, Inc.	623,328	13,800	Fiserv, Inc.(b)	633,006
4,700	Ryder System, Inc.	160,834	29,469	Freescale Semiconductor, Inc.(b)	694,879
50,500	Southwest Airlines Company	749,925	19,300	Gateway, Inc.(b,c)	52,110
9,700	Textron, Inc.	695,684	208,986	Hewlett-Packard Company	6,102,391
147,607	Tyco International, Ltd.	4,110,855	444,500	Intel Corporation	10,956,925
19,300	Union Pacific Corporation	1,383,810	116,400	International Business
80,700	United Parcel Service, Inc.	5,578,791		Machines Corporation	9,337,608
74,700	United Technologies Corporation	3,872,448	13,300	Intuit, Inc.(b)	595,973
5,600	W.W. Grainger, Inc.	352,352	12,500	Jabil Circuit, Inc.(b)	386,500
40,999	Waste Management, Inc.	1,172,981	120,200	JDS Uniphase Corporation(b,c)	266,844

	Total Industrials	89,637,448	14,500	KLA-Tencor Corporation	707,020

			8,600	Lexmark International, Inc.(b)	525,030
Information Technology (14.5%)			22,400	Linear Technology Corporation	842,016
8,485	ADC Telecommunications, Inc.(b,c)	193,967	28,500	LSI Logic Corporation(b,c)	280,725
35,800	Adobe Systems, Inc.	1,068,630	324,222	Lucent Technologies, Inc.(b,c)	1,053,722
29,000	Advanced Micro Devices, Inc.(b,c)	730,800	23,900	Maxim Integrated Products, Inc.	1,019,335
9,200	Affiliated Computer		6,400	Mercury Interactive Corporation(b,c)	253,440
	Services, Inc.(b,c)	502,320	44,900	Micron Technology, Inc.(b,c)	597,170
36,015	Agilent Technologies, Inc.(b)	1,179,491	672,100	Microsoft Corporation	17,293,133
27,100	Altera Corporation(b)	517,881	10,600	Molex, Inc.	282,808
27,100	Analog Devices, Inc.	1,006,494	180,090	Motorola, Inc.	3,978,188
11,875	Andrew Corporation(b,c)	132,406	25,000	National Semiconductor
60,500	Apple Computer, Inc.(b)	3,243,405		Corporation	657,500
118,300	Applied Materials, Inc.	2,006,368	13,500	NCR Corporation(b)	430,785
22,300	Applied Micro Circuits		26,800	Network Appliance, Inc.(b)	636,232
	Corporation(b)	66,900	27,800	Novell, Inc.(b,c)	207,110
16,600	Autodesk, Inc.	770,904	10,200	Novellus Systems, Inc.(b)	255,816
42,300	Automatic Data Processing, Inc.	1,820,592	12,300	NVIDIA Corporation(b,c)	421,644
30,876	Avaya, Inc.(b,c)	318,023	275,148	Oracle Corporation(b)	3,409,084
15,900	BMC Software, Inc.(b)	335,490	19,900	Parametric Technology
20,600	Broadcom Corporation(b)	966,346		Corporation(b,c)	138,703
42,200	CIENA Corporation(b,c)	111,408	24,200	Paychex, Inc.	897,336

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Index Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Shares	Common Stock (95.2%)	Value	Shares	Common Stock (95.2%)	Value

Information Technology — continued			11,300	Nucor Corporation	$666,587
13,300	PMC-Sierra, Inc.(b,c)	$117,173	11,000	Pactiv Corporation(b)	192,720
6,600	QLogic Corporation(b,c)	225,720	7,170	Phelps Dodge Corporation	931,598
118,900	QUALCOMM, Inc.	5,320,775	12,400	PPG Industries, Inc.	733,956
9,649	Sabre Holdings Corporation(c)	195,682	23,500	Praxair, Inc.	1,126,355
38,300	Sanmina-SCI Corporation(b)	164,307	10,613	Rohm and Haas Company	436,513
11,100	Scientific-Atlanta, Inc.	416,361	6,076	Sealed Air Corporation(b)	288,367
38,100	Siebel Systems, Inc.	393,573	5,000	Sigma-Aldrich Corporation	320,300
70,900	Solectron Corporation(b)	277,219	8,300	Temple-Inland, Inc.(c)	339,055
248,700	Sun Microsystems, Inc.(b)	974,904	8,400	United States Steel Corporation(c)	355,740
87,324	Symantec Corporation(b)	1,978,762	7,500	Vulcan Materials Company(c)	556,575
17,769	Symbol Technologies, Inc.(c)	172,004	17,800	Weyerhaeuser Company	1,223,750

6,200	Tektronix, Inc.(c)	156,426		Total Materials	23,352,075

32,600	Tellabs, Inc.(b)	342,952
14,300	Teradyne, Inc.(b,c)	235,950	Telecommunications Services (3.0%)
118,400	Texas Instruments, Inc.	4,013,760	27,800	ALLTEL Corporation	1,810,058
24,900	Unisys Corporation(b)	165,336	58,432	AT&T Corporation	1,156,954
70,000	Xerox Corporation(b)	955,500	133,600	BellSouth Corporation	3,513,680
25,400	Xilinx, Inc.	707,390	9,500	CenturyTel, Inc.	332,310
91,400	Yahoo!, Inc.(b)	3,092,976	25,200	Citizens Communications

	Total Information			Company	341,460
	Technology	123,522,812	111,172	Qwest Communications

				International, Inc.(b,c)	455,805
Materials (2.7%)			240,960	SBC Communications, Inc.	5,775,811
16,200	Air Products and Chemicals, Inc.	893,268	213,920	Sprint Nextel Corporation	5,087,018
63,564	Alcoa, Inc.	1,552,233	201,696	Verizon Communications, Inc.	6,593,442

6,169	Allegheny Technologies, Inc.(c)	191,116		Total Telecommunications
5,500	Ashland, Inc.	303,820		Services	25,066,538

8,000	Ball Corporation	293,920
7,900	Bemis Company, Inc.	195,130	Utilities (3.5%)
70,293	Dow Chemical Company	2,929,109	47,700	AES Corporation(b)	783,711
72,511	E.I. du Pont de Nemours		11,900	Allegheny Energy, Inc.(b,c)	365,568
	and Company	2,840,256	14,900	Ameren Corporation	797,001
6,000	Eastman Chemical Company	281,820	28,760	American Electric Power
13,500	Ecolab, Inc.	431,055		Company, Inc.	1,141,772
8,800	Engelhard Corporation(c)	245,608	41,400	Calpine Corporation(b,c)	107,226
13,000	Freeport-McMoRan Copper &		22,673	CenterPoint Energy, Inc.(c)	337,148
	Gold, Inc.(c)	631,670	14,700	Cinergy Corporation	652,827
19,024	Georgia-Pacific Corporation	647,957	16,000	CMS Energy Corporation(b,c)	263,200
8,400	Hercules, Inc.(b)	102,648	18,000	Consolidated Edison, Inc.(c)	873,900
6,000	International Flavors &		13,100	Constellation Energy Group, Inc.	806,960
	Fragrances, Inc.	213,840	24,847	Dominion Resources, Inc.	2,140,321
35,771	International Paper Company	1,065,976	13,000	DTE Energy Company	596,180
8,100	Louisiana-Pacific Corporation(c)	224,289	67,516	Duke Energy Corporation	1,969,442
13,481	MeadWestvaco Corporation	372,345	20,800	Dynegy, Inc.(b,c)	97,968
19,589	Monsanto Company	1,229,210	23,700	Edison International, Inc.	1,120,536
32,548	Newmont Mining Corporation(c)	1,535,289	15,200	Entergy Corporation	1,129,664

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Index Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Shares	Common Stock (95.2%)	Value	Shares	Common Stock (95.2%)		Value

Utilities — continued			17,400	Public Service Enterprise
48,924	Exelon Corporation	$2,614,499		Group, Inc.(c)		$1,119,864
24,100	FirstEnergy Corporation	1,256,092	18,775	Sempra Energy		883,552
28,800	FPL Group, Inc.	1,370,880	54,400	Southern Company(c)		1,945,344
12,800	KeySpan Corporation	470,784	15,200	TECO Energy, Inc.(c)		273,904
3,400	Nicor, Inc.(c)	142,902	17,417	TXU Corporation		1,966,031
19,909	NiSource, Inc.	482,793	29,405	Xcel Energy, Inc.(c)		576,632

2,800	Peoples Energy Corporation(c)	110,264		Total Utilities		29,513,343

27,300	PG&E Corporation	1,071,525

7,300	Pinnacle West Capital Corporation	321,784		Total Common Stock
27,800	PPL Corporation	898,774		(cost $674,648,965)		808,756,292

18,420	Progress Energy, Inc.(c)	824,295

				Interest	Maturity
Shares	Collateral Held for Securities Loaned (3.9%)			Rate(d)	Date	Value

32,828,005	Thrivent Financial Securities Lending Trust			3.770%	N/A	$32,828,005

	Total Collateral Held for Securities Loaned
	(cost $32,828,005)					32,828,005

				Interest	Maturity
Shares	Short-Term Investments (0.9%)			Rate(d)	Date	Value

7,263,170	Thrivent Money Market Portfolio(e)			3.360%	N/A	$7,263,170

	Total Short-Term Investments (at amortized cost)					7,263,170

	Total Investments (cost $714,740,140)					$848,847,467

(a)	The categories of investments are shown as a percentage of total investments.

(b)	Non-income producing security.

(c)	All or a portion of the security is on loan.

(d)	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(e)	At September 30, 2005, $393,750 in cash was pledged as the initial margin deposit for open financial futures contracts. In addition, $7,263,170 of Short-Term Investments were earmarked as collateral to cover open financial futures contracts as follows:

					Notional
	Number of	Expiration			Principal	Unrealized
Type	Contracts	Date	Position	Value	Amount	Loss

S&P 500 Futures	24	December 2005	Long	$7,405,800	$7,443,144	$37,344

At September 30, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $226,908,142 and $(92,800,815), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Real Estate Securities Portfolio
	Schedule of Investments as of September 30,			2005 (unaudited)(a)
Shares	Common Stock (85.7%)	Value	Shares	Common Stock (85.7%)	Value

Consumer Discretionary (4.8%)			8,900	Colonial Properties Trust(b)	$395,872
2,900	Brookfield Homes Corporation(b)	$161,037	13,900	Columbia Equity Trust, Inc.(b,c)	202,940
5,000	D.R. Horton, Inc.	181,100	6,200	Commercial Net Lease Realty, Inc.(b)	124,000
3,000	Fairmont Hotels & Resorts, Inc.	100,260	65,500	Corporate Office Properties Trust	2,289,225
3,500	Harrah’s Entertainment, Inc.	228,165	7,100	Correctional Properties Trust(b)	208,811
165,000	Hilton Hotels Corporation	3,682,800	25,600	Cousins Properties, Inc.(b)	773,632
4,600	Intrawest Corporation	124,575	20,400	Crescent Real Estate
116,000	La Quinta Corporation(c)	1,008,040		Equities Company(b)	418,404
20,300	Lodgian, Inc.(b,c)	208,075	10,000	Deerfield Triarc Capital Corporation	138,600
5,000	Marriott International, Inc.	315,000	130,500	Developers Diversified
1,900	Orient Express Hotels, Ltd.	53,998		Realty Corporation	6,094,350
2,800	Pulte Homes, Inc.	120,176	20,400	DiamondRock Hospitality
127,500	Starwood Hotels & Resorts			Company(b)	239,700
	Worldwide, Inc.	7,289,175	23,600	Digital Realty Trust, Inc.	424,800
8,100	Vail Resorts, Inc.(b,c)	232,875	85,000	Duke Realty Corporation(b)	2,879,800
4,000	WCI Communities, Inc.(c)	113,480	7,600	Eagle Hospitality Properties

	Total Consumer			Trust, Inc.(b)	75,848
	Discretionary	13,818,756	22,000	EastGroup Properties, Inc.(b)	962,500

			25,000	ECC Capital Corporation(b)	81,500
Financials (80.9%)			25,600	Education Realty Trust, Inc.(b)	427,520
12,200	Aames Investment Corporation	76,616	14,200	Entertainment Properties Trust(b)	633,746
42,500	Alexandria Real Estate		36,000	Equity Inns, Inc.(b)	486,000
	Equities, Inc.(b)	3,514,325	21,000	Equity Lifestyle Properties, Inc.	945,000
76,000	AMB Property Corporation	3,412,400	173,100	Equity Office Properties Trust	5,662,101
18,500	American Campus		20,300	Equity One, Inc.	471,975
	Communities, Inc.(b)	444,370	200,000	Equity Residential REIT	7,570,000
100,000	American Financial Realty Trust(b)	1,420,000	26,500	Essex Property Trust, Inc.	2,385,000
8,100	Amli Residential Properties Trust(b)	259,767	37,000	Extra Space Storage, Inc.(b)	569,060
54,600	Apartment Investment &		49,000	Federal Realty Investment Trust	2,985,570
	Management Company	2,117,388	15,200	FelCor Lodging Trust, Inc.(b,c)	230,280
165,000	Archstone-Smith Trust	6,578,550	10,200	Fieldstone Investment Corporation(b)	118,932
73,500	Arden Realty Group, Inc.	3,025,995	5,000	First American Corporation	228,350
4,000	Ashford Hospitality Trust(b)	43,040	19,500	First Potomac Realty Trust(b)	501,150
83,000	Avalonbay Communities, Inc.	7,113,100	46,000	Forest City Enterprises	1,752,600
3,500	Bedford Property Investors, Inc.(b)	83,440	212,500	General Growth Properties, Inc.	9,547,625
32,000	BioMed Realty Trust, Inc.	793,600	20,300	Glenborough Realty Trust, Inc.(b)	389,760
119,500	Boston Properties, Inc.	8,472,550	5,000	Glimcher Realty Trust(b)	122,350
60,000	Brandywine Realty Trust	1,865,400	5,200	Global Signal, Inc.(b)	232,648
5,000	Brascan Corporation	233,000	33,200	GMH Communities Trust(b)	487,044
44,700	BRE Properties, Inc.	1,989,150	25,300	Gramercy Capital Corporation(b)	606,188
162,100	Brookfield Properties Corporation	4,777,087	17,000	Health Care Property
44,500	Camden Property Trust	2,480,875		Investors, Inc.(b)	458,830
45,000	Capital Automotive REIT	1,741,950	8,000	Health Care REIT, Inc.(b)	296,720
56,000	CarrAmerica Realty Corporation	2,013,200	8,600	Healthcare Realty Trust, Inc.(b)	345,204
53,300	CBL & Associates Properties, Inc.(b)	2,184,767	13,300	Heritage Property Investment Trust(b)	465,500
8,200	Cedar Shopping Centers, Inc.(b)	118,654	30,700	Hersha Hospitality Trust(b)	304,851
56,700	CenterPoint Properties Trust(b)	2,540,160	31,400	Highwoods Properties, Inc.	926,614

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Real Estate Securities Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Shares	Common Stock (85.7%)	Value	Shares	Common Stock (85.7%)	Value

Financials — continued			4,500	RAIT Investment Trust(b)	$128,250
16,200	Home Properties, Inc.	$635,850	14,200	Ramco-Gershenson
16,000	Hospitality Properties Trust	685,760		Properties Trust(b)	414,498
355,000	Host Marriott Corporation	5,999,500	2,600	Rayonier, Inc. REIT	149,812
25,600	HRPT Properties Trust	317,696	10,200	Realty Income Corporation(b)	243,882
25,600	Inland Real Estate Corporation(b)	400,896	94,000	Reckson Associates
15,000	Innkeepers USA Trust	231,750		Realty Corporation	3,247,700
50,800	iStar Financial, Inc.	2,053,844	88,300	Regency Centers Corporation	5,072,835
19,600	Jer Investors Trust, Inc.(c)	353,976	1,300	Saul Centers, Inc.	46,787
28,600	Kilroy Realty Corporation	1,602,458	13,700	Saxon Capital, Inc.(b)	162,345
154,000	Kimco Realty Corporation	4,838,680	21,400	Senior Housing Property Trust(b)	406,600
47,900	Kite Realty Group Trust(b)	714,668	47,100	Shurgard Storage Centers, Inc.(b)	2,631,477
2,750	KKR Financial Corporation(b)	61,160	210,000	Simon Property Group, Inc.	15,565,200
32,700	LaSalle Hotel Properties	1,126,515	71,500	SL Green Realty Corporation(b)	4,874,870
16,200	Lexington Corporate		2,000	Sovran Self Storage, Inc.(b)	97,900
	Properties Trust(b)	381,510	27,000	Spirit Finance Corporation(b)	303,750
52,800	Liberty Property Trust(b)	2,246,112	9,100	St. Joe Company	568,295
18,400	LTC Properties, Inc.	390,080	18,700	Strategic Hotel Capital, Inc.(b)	341,462
72,000	Macerich Company	4,675,680	9,600	Sun Communities, Inc.	314,496
43,500	Mack-Cali Realty Corporation	1,954,890	27,400	Sunstone Hotel Investors, Inc.(b)	668,286
15,200	Maguire Properties, Inc.(b)	456,760	21,300	Tanger Factory Outlet Centers, Inc.	592,353
10,200	Medical Properties Trust, Inc.(b)	99,960	43,500	Taubman Centers, Inc.	1,378,950
151,500	MeriStar Hospitality		4,000	Thornburg Mortgage Inc.(b)	100,240
	Corporation(b,c)	1,383,195	1,500	Town & Country Trust(b)	43,530
3,000	Mid-America Apartment		121,900	Trizec Properties, Inc.	2,811,014
	Communities, Inc.	139,530	3,900	Trustreet Properties, Inc.(b)	61,035
65,000	Mills Corporation	3,580,200	18,000	U-Store-It Trust(b)	364,860
10,200	MortgageIT Holdings, Inc.(b)	145,044	153,500	United Dominion Realty
11,200	National Health Investors, Inc.(b)	309,232		Trust, Inc.	3,637,950
17,500	Nationwide Health Properties, Inc.(b)	407,750	2,000	Universal Health Realty
3,000	New Century Financial			Income Trust(b)	66,500
	Corporation(b)	108,810	12,800	Urstadt Biddle Properties(b)	194,048
12,700	New Plan Excel Realty Trust, Inc.(b)	291,465	65,000	Ventas, Inc.	2,093,000
19,400	Newcastle Investment		115,000	Vornado Realty Trust	9,961,300
	Corporation(b)	541,260	6,000	Washington Real Estate
10,000	NorthStar Realty			Investment Trust(b)	186,660
	Finance Corporation(b)	93,900	16,200	Weingarten Realty Investors	613,170
10,200	Omega Healthcare Investors, Inc.(b)	141,984	13,000	Windrose Medical Properties Trust(b)	198,640
42,700	Pan Pacific Retail Properties, Inc.	2,813,930	10,000	Winston Hotels, Inc.(b)	100,000

3,000	Parkway Properties, Inc.(b)	140,760		Total Financials	233,287,069

21,300	Penn Real Estate Investment Trust	898,434
27,400	Plum Creek Timber Company, Inc.	1,038,734	Materials(d)
38,000	Post Properties, Inc.(b)	1,415,500	2,200	Potlatch Corporation	114,664

44,500	Prentiss Properties Trust	1,806,700		Total Materials	114,664

292,810	ProLogis Trust	12,974,417

23,000	PS Business Parks, Inc.	1,053,400		Total Common Stock
80,200	Public Storage, Inc.	5,373,400		(cost $206,817,887)	247,220,489

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Real Estate Securities Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
		Interest	Maturity
Shares	Collateral Held for Securities Loaned (12.1%)	Rate(e)	Date	Value

35,004,972	Thrivent Financial Securities Lending Trust	3.770%	N/A	$35,004,972

	Total Collateral Held for Securities Loaned
	(cost $35,004,972)			35,004,972

		Interest	Maturity
Shares	Short-Term Investments (2.2%)	Rate(e)	Date	Value

6,247,967	Thrivent Money Market Portfolio	3.360%	N/A	$6,247,967

	Total Short-Term Investments (at amortized cost)			6,247,967

	Total Investments (cost $248,070,826)			$288,473,428

(a)	The categories of investments are shown as a percentage of total investments.

(b)	All or a portion of the security is on loan.

(c)	Non-income producing security.

(d)	The market value of the denoted categories of investments represents less than 0.1% of the total investments of the Thrivent Real Estate Securities Portfolio.

(e)	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

At September 30, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $41,646,371 and $(1,243,769), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

		Balanced Portfolio
	Schedule of Investments as of September 30,			2005 (unaudited)(a)
Shares	Common Stock (54.9%)	Value	Shares	Common Stock (54.9%)	Value

Consumer Discretionary (5.9%)			10,100	J.C. Penney Company, Inc.
6,000	Apollo Group, Inc.(b)	$398,340		(Holding Company)	$478,942
7,600	AutoNation, Inc.(b)	151,772	7,900	Johnson Controls, Inc.	490,195
2,300	AutoZone, Inc.(b)	191,475	4,900	Jones Apparel Group, Inc.	139,650
12,300	Bed Bath & Beyond, Inc.(b)	494,214	3,100	KB Home	226,920
16,675	Best Buy Company, Inc.	725,863	2,900	Knight-Ridder, Inc.	170,172
4,800	Big Lots, Inc.(b)	52,752	14,100	Kohl’s Corporation(b,d)	707,538
3,400	Black & Decker Corporation	279,106	7,700	Leggett & Platt, Inc.	155,540
4,100	Brunswick Corporation	154,693	14,362	Limited Brands, Inc.	293,416
17,600	Carnival Corporation	879,648	4,400	Liz Claiborne, Inc.	173,008
5,300	Centex Corporation	342,274	31,800	Lowe’s Companies, Inc.	2,047,920
6,600	Circuit City Stores, Inc.	113,256	7,000	Marriott International, Inc.	441,000
21,900	Clear Channel		16,625	Mattel, Inc.	277,305
	Communications, Inc.	720,291	3,200	Maytag Corporation(c)	58,432
15,600	Coach, Inc.	489,216	49,400	McDonald’s Corporation(d)	1,654,406
89,877	Comcast Corporation(b)	2,640,586	15,300	McGraw-Hill Companies, Inc.	735,012
2,500	Cooper Tire & Rubber Company(c)	38,175	1,900	Meredith Corporation	94,791
11,200	D.R. Horton, Inc.	405,664	6,100	New York Times Company(c)	181,475
8,079	Dana Corporation	76,023	11,226	Newell Rubbermaid, Inc.(c)	254,269
5,500	Darden Restaurants, Inc.	167,035	100,200	News Corporation	1,562,118
25,076	Delphi Corporation	69,210	7,700	NIKE, Inc.	628,936
2,700	Dillard’s, Inc.(c)	56,376	9,000	Nordstrom, Inc.	308,880
13,122	Dollar General Corporation	240,657	12,900	Office Depot, Inc.(b)	383,130
2,500	Dow Jones & Company, Inc.(c)	95,475	3,000	OfficeMax, Inc.(c)	95,010
11,700	Eastman Kodak Company(c)	284,661	7,300	Omnicom Group, Inc.	610,499
45,400	eBay, Inc.	1,870,480	8,600	Pulte Homes, Inc.	369,112
6,900	Family Dollar Stores, Inc.	137,103	5,300	RadioShack Corporation(c)	131,440
10,900	Federated Department Stores, Inc.	728,883	2,200	Reebok International, Ltd.	124,454
76,600	Ford Motor Company	755,276	4,280	Sears Holdings Corporation(b)	532,518
6,000	Fortune Brands, Inc.	487,980	4,700	Sherwin-Williams Company	207,129
9,900	Gannett Company, Inc.	681,417	2,500	Snap-On, Inc.	90,300
24,000	Gap, Inc.	418,320	3,000	Stanley Works	140,040
23,300	General Motors Corporation(c)	713,213	30,200	Staples, Inc.	643,864
7,300	Genuine Parts Company	313,170	15,600	Starbucks Corporation(b)	781,560
7,300	Goodyear Tire &		8,900	Starwood Hotels & Resorts
	Rubber Company(b,c)	113,807		Worldwide, Inc.	508,813
13,200	H&R Block, Inc.	316,536	36,100	Target Corporation	1,874,673
11,100	Harley-Davidson, Inc.	537,684	5,900	Tiffany & Company	234,643
7,500	Harrah’s Entertainment, Inc.	488,925	186,050	Time Warner, Inc.	3,369,366
7,300	Hasbro, Inc.	143,445	19,400	TJX Companies, Inc.	397,312
13,500	Hilton Hotels Corporation	301,320	10,900	Tribune Company	369,401
87,600	Home Depot, Inc.	3,341,064	9,400	Univision Communications, Inc.(b)	249,382
13,800	International Game Technology	372,600	3,800	VF Corporation	220,286
17,300	Interpublic Group of		64,825	Viacom, Inc.	2,139,873
	Companies, Inc.(b,c)	201,372	5,456	Visteon Corporation(c)	53,360
			82,587	Walt Disney Company(d)	1,992,824

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Balanced Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Shares	Common Stock (54.9%)	Value	Shares	Common Stock (54.9%)	Value

Consumer Discretionary — continued			Energy (5.6%)
4,800	Wendy’s International, Inc.	$216,720	3,200	Amerada Hess Corporation	$440,000
2,800	Whirlpool Corporation	212,156	9,718	Anadarko Petroleum Corporation	930,498
11,460	Yum! Brands, Inc.	554,779	13,168	Apache Corporation	990,497

	Total Consumer		13,920	Baker Hughes, Inc.	830,746
	Discretionary	48,571,926	13,100	BJ Services Company	471,469

			15,734	Burlington Resources, Inc.	1,279,489
Consumer Staples (5.3%)			92,274	Chevron Corporation(d)	5,972,896
3,100	Alberto-Culver Company	138,725	56,880	ConocoPhillips	3,976,481
14,322	Albertson’s, Inc.	367,359	18,600	Devon Energy Corporation(d)	1,276,704
84,200	Altria Group, Inc.(d)	6,206,382	26,686	El Paso Corporation(c)	370,935
31,900	Anheuser-Busch Companies, Inc.(d)	1,372,976	9,700	EOG Resources, Inc.	726,530
26,241	Archer-Daniels-Midland Company	647,103	258,072	Exxon Mobil Corporation(d)	16,397,895
19,300	Avon Products, Inc.(d)	521,100	20,400	Halliburton Company	1,397,808
3,400	Brown-Forman Corporation	202,436	4,680	Kerr-McGee Corporation	454,475
7,700	Campbell Soup Company	229,075	4,000	Kinder Morgan, Inc.	384,640
6,100	Clorox Company	338,794	14,861	Marathon Oil Corporation	1,024,369
84,700	Coca-Cola Company(d)	3,658,193	6,700	Murphy Oil Corporation	334,129
12,300	Coca-Cola Enterprises, Inc.	239,850	6,300	Nabors Industries, Ltd.(b)	452,529
21,000	Colgate-Palmolive Company	1,108,590	7,100	National Oilwell Varco, Inc.(b)	467,180
21,200	ConAgra Foods, Inc.	524,700	5,700	Noble Corporation	390,222
7,800	Constellation Brands, Inc.	202,800	16,300	Occidental Petroleum Corporation	1,392,509
19,700	Costco Wholesale Corporation	848,873	4,600	Rowan Companies, Inc.	163,254
33,100	CVS Corporation	960,231	24,100	Schlumberger, Ltd.	2,033,558
15,100	General Mills, Inc.	727,820	5,700	Sunoco, Inc.	445,740
36,300	Gillette Company(d)	2,112,660	13,336	Transocean, Inc.(b)	817,630
13,950	H.J. Heinz Company	509,733	12,700	Valero Energy Corporation	1,435,862
7,400	Hershey Company	416,694	5,600	Weatherford International, Ltd.(b)	384,496
10,500	Kellogg Company	484,365	23,600	Williams Companies, Inc.	591,180
19,180	Kimberly-Clark Corporation	1,141,785	14,800	XTO Energy, Inc.	670,736

29,800	Kroger Company(b)	613,582		Total Energy	46,504,457

5,500	McCormick & Company, Inc.	179,465
2,400	Molson Coors Brewing Company(c)	153,624	Financials (11.0%)
5,700	Pepsi Bottling Group, Inc.	162,735	11,700	ACE, Ltd.	550,719
67,920	PepsiCo, Inc.	3,851,743	20,500	AFLAC, Inc.	928,650
101,500	Procter & Gamble Company	6,035,190	26,496	Allstate Corporation(d)	1,464,964
3,700	Reynolds American, Inc.(c)	307,174	4,550	Ambac Financial Group, Inc.	327,873
18,500	Safeway, Inc.	473,600	50,200	American Express Company	2,883,488
32,000	Sara Lee Corporation	606,400	105,902	American International
5,700	SUPERVALU, Inc.	177,384		Group, Inc.(d)	6,561,688
26,000	SYSCO Corporation	815,620	14,300	AmSouth Bancorporation	361,218
10,400	Tyson Foods, Inc.	187,720	13,050	Aon Corporation	418,644
6,700	UST, Inc.	280,462	4,000	Apartment Investment &
103,100	Wal-Mart Stores, Inc.(d)	4,517,842		Management Company	155,120
42,000	Walgreen Company	1,824,900	8,600	Archstone-Smith Trust	342,882
7,300	William Wrigley Jr. Company	524,724	164,012	Bank of America Corporation(d)	6,904,905

	Total Consumer Staples	43,672,409	32,000	Bank of New York Company, Inc.	941,120

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Balanced Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Shares	Common Stock (54.9%)	Value	Shares	Common Stock (54.9%)	Value

Financials — continued			10,400	Moody’s Corporation	$531,232
22,400	BB&T Corporation	$874,720	44,790	Morgan Stanley	2,415,973
4,678	Bear Stearns Companies, Inc.	513,410	23,300	National City Corporation	779,152
11,800	Capital One Financial Corporation	938,336	19,950	North Fork Bancorporation, Inc.	508,725
43,025	Charles Schwab Corporation	620,851	7,800	Northern Trust Corporation(d)	394,290
8,000	Chubb Corporation	716,400	7,500	Plum Creek Timber Company, Inc.	284,325
7,151	Cincinnati Financial Corporation	299,555	12,000	PNC Financial Services Group, Inc.	696,240
8,200	CIT Group, Inc.(d)	370,476	11,600	Principal Financial Group, Inc.	549,492
211,289	Citigroup, Inc.	9,617,875	7,900	Progressive Corporation(d)	827,683
7,100	Comerica, Inc.	418,190	9,900	ProLogis Trust	438,669
5,200	Compass Bancshares, Inc.	238,316	12,000	Providian Financial Corporation(b)	212,160
24,298	Countrywide Financial Corporation	801,348	20,500	Prudential Financial, Inc.	1,384,980
15,100	E*TRADE Financial Corporation(b)	265,760	3,400	Public Storage, Inc.	227,800
16,800	Equity Office Properties Trust	549,528	18,787	Regions Financial Corporation	584,651
11,900	Equity Residential REIT	450,415	5,100	SAFECO Corporation	272,238
28,600	Federal Home Loan		7,500	Simon Property Group, Inc.	555,900
	Mortgage Corporation	1,614,756	17,100	SLM Corporation	917,244
39,900	Federal National		14,600	Sovereign Bancorp, Inc.	321,784
	Mortgage Association	1,788,318	27,325	St. Paul Travelers Companies, Inc.	1,226,073
3,500	Federated Investors, Inc.	116,305	13,400	State Street Corporation	655,528
23,916	Fifth Third Bancorp	878,435	14,700	SunTrust Banks, Inc.	1,020,915
5,200	First Horizon National		12,850	Synovus Financial Corporation	356,202
	Corporation(c)	189,020	5,400	T. Rowe Price Group, Inc.	352,620
6,100	Franklin Resources, Inc.	512,156	4,400	Torchmark Corporation	232,452
10,400	Golden West Financial Corporation	617,656	74,921	U.S. Bancorp	2,103,782
19,000	Goldman Sachs Group, Inc.	2,310,020	11,958	UnumProvident Corporation(c)	245,139
12,100	Hartford Financial Services		4,900	Vornado Realty Trust	424,438
	Group, Inc.	933,757	64,415	Wachovia Corporation	3,065,510
9,616	Huntington Bancshares, Inc.	216,072	35,875	Washington Mutual, Inc.	1,407,018
144,198	J.P. Morgan Chase & Company	4,892,638	69,760	Wells Fargo & Company	4,085,843
9,100	Janus Capital Group, Inc.	131,495	5,900	XL Capital, Ltd.	401,377
5,500	Jefferson-Pilot Corporation	281,435	3,800	Zions Bancorporation	270,598

16,900	KeyCorp	545,025		Total Financials	91,136,544

11,300	Lehman Brothers Holdings, Inc.	1,316,224
7,100	Lincoln National Corporation	369,342	Health Care (7.3%)
5,500	Loews Corporation	508,255	63,800	Abbott Laboratories(d)	2,705,120
3,500	M&T Bank Corporation	369,985	11,828	Aetna, Inc.	1,018,864
21,800	Marsh & McLennan		5,300	Allergan, Inc.	485,586
	Companies, Inc.	662,502	4,100	AmerisourceBergen Corporation	316,930
8,500	Marshall & Ilsley Corporation	369,835	49,752	Amgen, Inc.(b)	3,963,742
5,500	MBIA, Inc.	333,410	8,000	Applera Corporation (Applied
51,205	MBNA Corporation	1,261,691		Biosystems Group)	185,920
17,100	Mellon Financial Corporation	546,687	2,200	Bausch & Lomb, Inc.	177,496
38,000	Merrill Lynch & Company, Inc.	2,331,300	24,900	Baxter International, Inc.	992,763
30,700	MetLife, Inc.	1,529,781	10,300	Becton, Dickinson and Company	540,029
3,800	MGIC Investment Corporation	243,960	14,030	Biogen Idec, Inc.(b)	553,904

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Balanced Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Shares	Common Stock (54.9%)	Value	Shares	Common Stock (54.9%)	Value

Health Care — continued			25,000	WellPoint, Inc.	$1,895,500
10,050	Biomet, Inc.	$348,836	55,100	Wyeth	2,549,477
24,500	Boston Scientific Corporation(b)	572,565	10,190	Zimmer Holdings, Inc.(b)	701,989

80,400	Bristol-Myers Squibb Company	1,934,424		Total Health Care	60,195,188

4,200	C.R. Bard, Inc.	277,326
16,875	Cardinal Health, Inc.(d)	1,070,550	Industrials (6.1%)
18,000	Caremark Rx, Inc.(b)	898,740	31,400	3M Company	2,303,504
4,500	Chiron Corporation(b)	196,290	9,200	Allied Waste Industries, Inc.(b,c)	77,740
5,200	CIGNA Corporation(d)	612,872	7,000	American Power Conversion
4,300	Coventry Health Care, Inc.(b)	369,886		Corporation	181,300
46,800	Eli Lilly and Company	2,504,736	7,500	American Standard
6,000	Express Scripts, Inc.(d)	373,200		Companies, Inc.	349,125
4,900	Fisher Scientific International, Inc.(b)	304,045	4,600	Avery Dennison Corporation	240,994
14,100	Forest Laboratories, Inc.(b)	549,477	33,028	Boeing Company(d)	2,244,253
10,400	Genzyme Corporation(b)	745,056	15,192	Burlington Northern
18,400	Gilead Sciences, Inc.(b)	897,184		Santa Fe Corporation	908,482
13,700	Guidant Corporation	943,793	27,900	Caterpillar, Inc.	1,639,125
18,550	HCA, Inc.	888,916	43,260	Cendant Corporation	892,886
10,100	Health Management Associates, Inc.	237,047	5,700	Cintas Corporation	233,985
6,530	Hospira, Inc.(b)	267,534	3,900	Cooper Industries, Ltd.	269,646
6,400	Humana, Inc.(b)	306,432	8,800	CSX Corporation	409,024
9,400	IMS Health, Inc.	236,598	1,900	Cummins, Inc.	167,181
121,606	Johnson & Johnson	7,695,228	9,900	Danaher Corporation	532,917
9,833	King Pharmaceuticals, Inc.(b)	151,232	10,000	Deere & Company	612,000
5,500	Laboratory Corporation of		8,500	Dover Corporation	346,715
	America Holdings(b)	267,905	6,100	Eaton Corporation	387,655
3,400	Manor Care, Inc.	130,594	17,100	Emerson Electric Company(d)	1,227,780
12,380	McKesson Corporation	587,431	5,500	Equifax, Inc.(d)	192,170
12,355	Medco Health Solutions, Inc.(b)	677,425	12,340	FedEx Corporation	1,075,184
9,500	MedImmune, Inc.(b)	319,675	3,500	Fluor Corporation	225,330
49,800	Medtronic, Inc.	2,670,276	8,200	General Dynamics Corporation	980,310
89,600	Merck & Company, Inc.	2,438,016	429,700	General Electric Company	14,468,003
2,200	Millipore Corporation(b)	138,358	5,100	Goodrich Corporation	226,134
8,800	Mylan Laboratories, Inc.	169,488	35,137	Honeywell International, Inc.	1,317,638
5,500	PerkinElmer, Inc.	112,035	8,500	Illinois Tool Works, Inc.	699,805
305,451	Pfizer, Inc.	7,627,111	14,000	Ingersoll-Rand Company	535,220
6,800	Quest Diagnostics, Inc.	343,672	3,900	ITT Industries, Inc.	443,040
61,600	Schering-Plough Corporation	1,296,680	4,800	L-3 Communications Holdings, Inc.	379,536
15,180	St. Jude Medical, Inc.	710,424	14,800	Lockheed Martin Corporation	903,392
11,800	Stryker Corporation	583,274	17,700	Masco Corporation	543,036
19,150	Tenet Healthcare Corporation(b)	215,054	5,000	Monster Worldwide, Inc.(b)	153,550
6,600	Thermo Electron Corporation(b)	203,940	2,600	Navistar International Corporation(b)	84,318
51,200	UnitedHealth Group, Inc.	2,877,440	16,500	Norfolk Southern Corporation	669,240
4,800	Waters Corporation(b)	199,680	14,606	Northrop Grumman Corporation	793,836
4,300	Watson Pharmaceuticals, Inc.(b)	157,423	7,100	PACCAR, Inc.	482,019

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Balanced Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Shares	Common Stock (54.9%)	Value	Shares	Common Stock (54.9%)	Value

Industrials — continued			5,800	Convergys Corporation(b)	$83,346
5,200	Pall Corporation	$143,000	64,000	Corning, Inc.(b)	1,237,120
5,000	Parker-Hannifin Corporation	321,550	98,200	Dell, Inc.(b,d)	3,358,440
9,400	Pitney Bowes, Inc.	392,356	12,500	Electronic Arts, Inc.(b,d)	711,125
8,900	R.R. Donnelley & Sons Company	329,923	21,300	Electronic Data Systems
18,500	Raytheon Company	703,370		Corporation	477,972
7,000	Robert Half International, Inc.	249,130	101,024	EMC Corporation(b)	1,307,251
7,400	Rockwell Automation, Inc.	391,460	32,162	First Data Corporation	1,286,480
7,200	Rockwell Collins, Inc.	347,904	7,750	Fiserv, Inc.(b)	355,492
2,700	Ryder System, Inc.	92,394	17,030	Freescale Semiconductor, Inc.(b)	401,567
27,980	Southwest Airlines Company	415,503	11,300	Gateway, Inc.(b,c)	30,510
5,500	Textron, Inc.	394,460	115,661	Hewlett-Packard Company	3,377,301
82,063	Tyco International, Ltd.	2,285,455	248,700	Intel Corporation(d)	6,130,455
10,700	Union Pacific Corporation	767,190	65,600	International Business
45,200	United Parcel Service, Inc.	3,124,676		Machines Corporation	5,262,432
42,100	United Technologies Corporation	2,182,464	7,300	Intuit, Inc.(b)	327,113
3,200	W.W. Grainger, Inc.	201,344	7,000	Jabil Circuit, Inc.(b)	216,440
22,930	Waste Management, Inc.	656,027	69,500	JDS Uniphase Corporation(b,c)	154,290

	Total Industrials	50,194,279	8,100	KLA-Tencor Corporation	394,956

			4,800	Lexmark International, Inc.(b)	293,040
Information Technology (8.4%)			12,600	Linear Technology Corporation	473,634
4,728	ADC Telecommunications, Inc.(b)	108,082	16,600	LSI Logic Corporation(b)	163,510
20,300	Adobe Systems, Inc.	605,955	184,775	Lucent Technologies, Inc.(b,c)	600,519
16,300	Advanced Micro Devices, Inc.(b,c)	410,760	13,400	Maxim Integrated Products, Inc.(d)	571,510
5,200	Affiliated Computer Services, Inc.(b)	283,920	3,500	Mercury Interactive Corporation(b)	138,600
19,963	Agilent Technologies, Inc.(b)	653,788	25,900	Micron Technology, Inc.(b,c)	344,470
15,600	Altera Corporation(b)	298,116	377,600	Microsoft Corporation(d)	9,715,648
15,300	Analog Devices, Inc.	568,242	6,050	Molex, Inc.	161,414
6,800	Andrew Corporation(b,c)	75,820	101,821	Motorola, Inc.	2,249,226
33,700	Apple Computer, Inc.	1,806,657	14,700	National Semiconductor
65,700	Applied Materials, Inc.	1,114,272		Corporation	386,610
12,900	Applied Micro Circuits		7,700	NCR Corporation	245,707
	Corporation(b)	38,700	15,000	Network Appliance, Inc.(b)	356,100
9,400	Autodesk, Inc.	436,536	15,600	Novell, Inc.(b,c)	116,220
23,800	Automatic Data Processing, Inc.	1,024,352	5,800	Novellus Systems, Inc.	145,464
17,639	Avaya, Inc.(b)	181,682	6,700	NVIDIA Corporation(b)	229,676
9,000	BMC Software, Inc.(b,d)	189,900	155,100	Oracle Corporation(b)	1,921,689
11,600	Broadcom Corporation(b)	544,156	11,300	Parametric Technology
24,100	CIENA Corporation(b,c)	63,624		Corporation(b)	78,761
258,800	Cisco Systems, Inc.(b,d)	4,640,284	13,550	Paychex, Inc.	502,434
7,000	Citrix Systems, Inc.(b)	175,980	7,600	PMC-Sierra, Inc.(b)	66,956
19,075	Computer Associates		3,800	QLogic Corporation(b)	129,960
	International, Inc.	530,476	66,400	QUALCOMM, Inc.	2,971,400
7,600	Computer Sciences Corporation(b)	359,556	5,485	Sabre Holdings Corporation	111,236
15,800	Compuware Corporation(b)	150,100	23,200	Sanmina-SCI Corporation(b)	99,528
8,400	Comverse Technology, Inc.(b)	220,668	6,300	Scientific-Atlanta, Inc.	236,313

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Balanced Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Shares	Common Stock (54.9%)	Value	Shares	Common Stock (54.9%)	Value

Information Technology — continued			6,011	Rohm and Haas Company	$247,232
21,400	Siebel Systems, Inc.	$221,062	3,564	Sealed Air Corporation(b)	169,147
40,100	Solectron Corporation(b)	156,791	2,800	Sigma-Aldrich Corporation	179,368
144,400	Sun Microsystems, Inc.(b)	566,048	4,800	Temple-Inland, Inc.	196,080
49,372	Symantec Corporation	1,118,770	4,700	United States Steel Corporation	199,045
9,788	Symbol Technologies, Inc.	94,748	4,300	Vulcan Materials Company	319,103
3,500	Tektronix, Inc.	88,305	9,900	Weyerhaeuser Company	680,625

18,100	Tellabs, Inc.(b)	190,412		Total Materials	13,135,315

8,100	Teradyne, Inc.(b)	133,650
68,200	Texas Instruments, Inc.	2,311,980	Telecommunications Services (1.7%)
13,900	Unisys Corporation(b)	92,296	15,600	ALLTEL Corporation	$1,015,716
39,000	Xerox Corporation(b)	532,350	32,313	AT&T Corporation	639,797
14,300	Xilinx, Inc.	398,255	74,900	BellSouth Corporation	1,969,870
51,600	Yahoo!, Inc.(b)	1,746,144	5,550	CenturyTel, Inc.	194,139

	Total Information		13,900	Citizens Communications
	Technology	69,554,352		Company	188,345

			63,418	Qwest Communications
Materials (1.6%)				International, Inc.(b,c)	260,014
9,100	Air Products and Chemicals, Inc.	501,774	133,962	SBC Communications, Inc.	3,211,069
35,864	Alcoa, Inc.	875,799	119,769	Sprint Nextel Corporation	2,848,107
3,481	Allegheny Technologies, Inc.(c)	107,841	113,570	Verizon Communications, Inc.	3,712,603

3,100	Ashland, Inc.	171,244		Total Telecommunications
4,500	Ball Corporation	165,330		Services	14,039,660

4,500	Bemis Company, Inc.	111,150
40,077	Dow Chemical Company(d)	1,670,009	Utilities (2.0%)
40,719	E.I. du Pont de Nemours		26,400	AES Corporation(b)	433,752
	and Company	1,594,963	6,700	Allegheny Energy, Inc.(b)	205,824
3,400	Eastman Chemical Company	159,698	8,300	Ameren Corporation	443,967
7,700	Ecolab, Inc.	245,861	15,940	American Electric Power
5,050	Engelhard Corporation	140,946		Company, Inc.	632,818
7,200	Freeport-McMoRan Copper &		23,200	Calpine Corporation(b,c)	60,088
	Gold, Inc.(c)	349,848	12,724	CenterPoint Energy, Inc.(c)	189,206
10,283	Georgia-Pacific Corporation	350,239	8,100	Cinergy Corporation	359,721
4,600	Hercules, Inc.(b)	56,212	8,900	CMS Energy Corporation(b)	146,405
3,500	International Flavors &		10,100	Consolidated Edison, Inc.(c)	490,355
	Fragrances, Inc.(c)	124,740	7,300	Constellation Energy Group, Inc.	449,680
20,021	International Paper Company	596,626	13,715	Dominion Resources, Inc.	1,181,410
4,700	Louisiana-Pacific Corporation	130,143	7,400	DTE Energy Company	339,364
7,580	MeadWestvaco Corporation	209,360	37,622	Duke Energy Corporation	1,097,434
11,033	Monsanto Company	692,321	11,800	Dynegy, Inc.(b,c)	55,578
17,817	Newmont Mining Corporation	840,428	13,300	Edison International, Inc.	628,824
6,300	Nucor Corporation	371,637	8,400	Entergy Corporation	624,288
6,300	Pactiv Corporation(b)	110,376	26,874	Exelon Corporation(d)	1,436,147
3,920	Phelps Dodge Corporation	509,326	13,300	FirstEnergy Corporation	693,196
7,200	PPG Industries, Inc.	426,168	16,000	FPL Group, Inc.	761,600
13,200	Praxair, Inc.	632,676	7,200	KeySpan Corporation	264,816

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Balanced Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Shares	Common Stock (54.9%)	Value	Shares	Common Stock (54.9%)		Value

Utilities — continued			10,587	Sempra Energy		$498,224
1,900	Nicor, Inc.(c)	$79,857	30,400	Southern Company		1,087,104
11,234	NiSource, Inc.	272,424	8,600	TECO Energy, Inc.		154,972
1,600	Peoples Energy Corporation(c)	63,008	9,770	TXU Corporation		1,102,838
15,100	PG&E Corporation	592,675	16,610	Xcel Energy, Inc.(c)		325,722

4,100	Pinnacle West Capital Corporation	180,728		Total Utilities		16,431,488

15,300	PPL Corporation	494,649

10,291	Progress Energy, Inc.	460,522		Total Common Stock
9,700	Public Service Enterprise			(cost $374,756,067)		453,435,618

	Group, Inc.	624,292

Principal			Interest		Maturity
Amount	Long-Term Fixed Income (31.9%)		Rate		Date	Value

Asset-Backed Securities (5.9%)
$2,000,000	Americredit Automobile Receivables Trust(d,e)		3.760%		10/6/2005	$2,000,328
500,000	Banc of America Commercial Mortgage, Inc.(f)		4.894		9/10/2010	502,501
2,000,000	Bear Stearns Asset-Backed Securities, Inc.(e)		4.070		10/25/2005	2,000,000
1,000,000	California Infrastructure PG&E Company		6.480		12/26/2009	1,033,513
2,000,000	Caterpillar Financial Asset Trust		3.900		2/25/2009	1,980,380
636,763	Chase Funding Mortgage Loan Asset-Backed Certificates		2.734		9/25/2024	632,221
2,500,000	DaimlerChrysler Master Owner Trust(e)		3.818		10/15/2005	2,498,428
1,955,060	Encore Credit Receivables Trust(e)		3.950		10/25/2005	1,955,016
2,390,035	First Franklin Mortgage Loan Asset-Backed Certificates(e)		3.930		10/25/2005	2,390,200
2,000,000	Fremont Home Loan Trust(e)		3.990		10/25/2005	1,999,954
2,000,000	GE Dealer Floorplan Master Note Trust(e)		3.836		10/20/2005	2,000,594
2,000,000	GE Equipment Small Ticket, LLC		4.380		7/22/2009	1,992,578
2,500,000	GMAC Mortgage Corporation Loan Trust(d,e)		3.920		10/25/2005	2,496,352
400,000	GMAC Mortgage Corporation Loan Trust(e)		3.960		10/25/2005	400,444
775,000	Honda Auto Receivables Owner Trust		3.820		5/21/2010	760,160
2,500,000	Hyundai Auto Receivables Trust		3.880		6/16/2008	2,488,908
1,500,000	John Deere Owner Trust		3.980		6/15/2009	1,485,490
984,933	Long Beach Mortgage Loan Trust(e)		3.940		10/25/2005	985,053
400,000	Massachusetts RRB Special Purpose Trust		3.780		9/15/2010	394,284
400,000	MBNA Credit Card Master Note Trust(e)		3.878		10/15/2005	400,590
2,475,359	National Collegiate Student Loan Trust(e)		3.890		10/25/2005	2,475,882
2,000,000	Option One Mortgage Loan Trust(e)		3.990		10/25/2005	1,999,954
2,413,486	Popular ABS Mortgage Pass-Through Trust(e)		3.940		10/25/2005	2,412,923
1,973,807	Residential Asset Securities Corporation(e)		3.940		10/25/2005	1,973,878
1,955,066	SLM Student Loan Trust(e)		3.660		10/25/2005	1,953,613
2,250,000	Specialty Underwriting and Residential Finance Trust(e)		3.950		10/25/2005	2,250,000
1,400,409	Structured Asset Investment Loan Trust(e)		3.910		10/25/2005	1,400,470
2,000,000	Textron Financial Floorplan Master Note Trust(e)		3.860		10/13/2005	2,000,000
2,000,000	Wachovia Mortgage Loan Trust, LLC(e)		3.940		10/25/2005	2,000,000

	Total Asset-Backed Securities					48,863,714

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Balanced Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (31.9%)	Rate	Date	Value

Basic Materials (0.1%)
$250,000	Alcan, Inc.(d)	5.000%	6/1/2015	$245,852
300,000	Codelco, Inc.	6.375	11/30/2012	324,002
550,000	Weyerhaeuser Company(c)	6.750	3/15/2012	594,304

	Total Basic Materials			1,164,158

Capital Goods (0.5%)
850,000	Boeing Capital Corporation(c)	6.100	3/1/2011	902,785
225,000	Caterpillar, Inc.(c)	4.500	6/15/2009	223,954
1,050,000	General Electric Company	5.000	2/1/2013	1,058,729
225,000	Hutchison Whampoa International, Ltd.	5.450	11/24/2010	229,175
225,000	Hutchison Whampoa International, Ltd.	6.250	1/24/2014	237,824
300,000	John Deere Capital Corporation(c)	7.000	3/15/2012	334,777
475,000	Lockheed Martin Corporation(c)	8.200	12/1/2009	537,005
225,000	Northrop Grumman Corporation	7.125	2/15/2011	248,656
500,000	Tyco International Group SA	6.375	10/15/2011	532,941

	Total Capital Goods			4,305,846

Commercial Mortgage-Backed Securities (1.8%)
1,000,000	Banc of America Commercial Mortgage, Inc.	5.118	7/11/2043	1,010,048
400,000	Bear Stearns Commercial Mortgage Securities, Inc.	3.869	2/11/2041	386,304
2,460,566	Commercial Mortgage Pass-Through Certificates(e)	3.868	10/15/2005	2,460,173
2,434,865	Credit Suisse First Boston Mortgage
	Securities Corporation(e)	3.929	10/15/2005	2,434,860
500,000	Credit Suisse First Boston Mortgage
	Securities Corporation	4.829	11/15/2037	493,060
200,000	General Electric Commercial Mortgage Corporation	4.641	9/10/2013	196,445
1,500,000	GMAC Commercial Mortgage Securities, Inc.	4.547	12/10/2041	1,468,652
1,000,000	Greenwich Capital Commercial Funding Corporation	5.317	6/10/2036	1,021,584
400,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation	4.654	1/12/2037	393,132
1,000,000	LB-UBS Commercial Mortgage Trust	3.086	5/15/2027	962,109
1,743,085	Nationslink Funding Corporation	6.316	1/20/2031	1,811,084
2,493,954	Wachovia Bank Commercial Mortgage Trust(e)	3.868	10/15/2005	2,493,108

	Total Commercial Mortgage-Backed Securities			15,130,559

Communications Services (0.9%)
450,000	AT&T Wireless Services, Inc.(d)	7.875	3/1/2011	512,324
225,000	British Telecom plc	8.375	12/15/2010	260,517
450,000	Cingular Wireless, Inc.	6.500	12/15/2011	487,578
200,000	Comcast Corporation(c)	5.500	3/15/2011	203,812
500,000	Cox Communications, Inc.(d)	7.750	11/1/2010	553,284
225,000	Deutsche Telekom International Finance BV(c)	8.500	6/15/2010	255,088
400,000	Deutsche Telekom International Finance BV(c)	5.250	7/22/2013	403,840
225,000	France Telecom SA	9.250	3/1/2011	255,481
500,000	News America, Inc.(c)	4.750	3/15/2010	498,152
500,000	SBC Communications, Inc.(c)	5.875	2/1/2012	522,928

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Balanced Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (31.9%)	Rate	Date	Value

Communications Services — continued
$600,000	Sprint Capital Corporation	7.625%	1/30/2011	$671,403
450,000	Sprint Capital Corporation	6.900	5/1/2019	503,795
425,000	Tele-Communications, Inc. (TCI Group)(c)	7.875	8/1/2013	491,387
550,000	Telecom Italia Capital SA	5.250	11/15/2013	546,100
1,000,000	Verizon Global Funding Corporation	7.250	12/1/2010	1,105,163

	Total Communications Services			7,270,852

Consumer Cyclical (0.6%)
650,000	AOL Time Warner, Inc.	6.875	5/1/2012	710,376
500,000	DaimlerChrysler North American Holdings Corporation(c)	6.500	11/15/2013	528,643
1,025,000	Ford Motor Credit Company(d)	7.250	10/25/2011	972,914
500,000	Johnson Controls, Inc.	7.125	7/15/2017	569,696
850,000	Target Corporation(c)	6.350	1/15/2011	912,036
475,000	Toyota Motor Credit Corporation(c)	2.875	8/1/2008	454,337
450,000	Wal-Mart Stores, Inc.	7.550	2/15/2030	572,125

	Total Consumer Cyclical			4,720,127

Consumer Non-Cyclical (0.5%)
500,000	Bunge Limited Finance Corporation	4.375	12/15/2008	492,811
425,000	Coca-Cola HBC Finance BV	5.125	9/17/2013	429,043
600,000	ConAgra Foods, Inc.	6.000	9/15/2006	607,519
482,000	General Mills, Inc.(d)	6.000	2/15/2012	510,507
250,000	GlaxoSmithKline Capital, Inc.(c)	5.375	4/15/2034	253,106
500,000	Kraft Foods, Inc.	6.250	6/1/2012	533,903
500,000	Kroger Company	4.950	1/15/2015	477,036
450,000	Safeway, Inc.	4.125	11/1/2008	437,726
500,000	WellPoint, Inc.	5.000	12/15/2014	497,416

	Total Consumer Non-Cyclical			4,239,067

Energy (0.3%)
500,000	Burlington Resources, Inc.(c)	6.500	12/1/2011	542,120
800,000	Conoco Funding Company(c)	6.350	10/15/2011	867,636
250,000	PennzEnergy Company	10.125	11/15/2009	295,022
500,000	Union Oil Company of California	5.050	10/1/2012	508,228
500,000	Valero Energy Corporation	4.750	6/15/2013	485,913

	Total Energy			2,698,919

Financials (2.0%)
450,000	Allstate Corporation	5.000	8/15/2014	445,345
250,000	Associates Corporation of North America(d)	6.250	11/1/2008	261,541
725,000	Bank of America Corporation(c)	3.875	1/15/2008	714,344
675,000	Bank of America Corporation(c)	4.750	8/15/2013	666,414
1,350,000	Bank One Corporation(c)	5.900	11/15/2011	1,414,857
700,000	BB&T Corporation	6.500	8/1/2011	756,743
900,000	BNP Paribas SA(c)	5.186	6/29/2049	883,622
650,000	CIT Group, Inc.(c)	4.750	12/15/2010	646,342

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Balanced Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (31.9%)	Rate	Date	Value

Financials — continued
$1,000,000	Citigroup, Inc.	3.500%	2/1/2008	$975,981
650,000	Credit Suisse First Boston USA, Inc.(c)	3.875	1/15/2009	633,714
450,000	EOP Operating, LP	4.750	3/15/2014	433,393
675,000	Goldman Sachs Group, Inc.	6.600	1/15/2012	731,740
425,000	Household Finance Corporation(c)	4.750	5/15/2009	423,821
500,000	HSBC Finance Corporation(c)	5.000	6/30/2015	491,744
625,000	International Lease Finance Corporation	5.875	5/1/2013	651,298
650,000	Lehman Brothers Holdings, Inc.	3.950	11/10/2009	630,317
450,000	Merrill Lynch & Company, Inc.	5.000	2/3/2014	447,548
350,000	MetLife, Inc.	5.000	6/15/2015	345,485
1,100,000	Morgan Stanley Dean Witter & Company	6.750	4/15/2011	1,196,623
425,000	ProLogis Trust	5.500	3/1/2013	434,018
500,000	Prudential Financial, Inc.	4.750	6/13/2015	486,268
400,000	Residential Capital Corporation	6.375	6/30/2010	405,232
450,000	Student Loan Marketing Corporation	4.000	1/15/2010	437,207
450,000	Union Planters Corporation	4.375	12/1/2010	440,482
425,000	Wachovia Bank NA	4.875	2/1/2015	419,079
500,000	Washington Mutual Bank FA	5.500	1/15/2013	510,629
900,000	Wells Fargo & Company	4.200	1/15/2010	882,280

	Total Financials			16,766,067

Foreign (1.1%)
1,500,000	Canadian Government(c)	5.250	11/5/2008	1,544,001
625,000	European Investment Bank(c)	3.000	6/16/2008	606,395
450,000	Export-Import Bank of Korea	4.125	2/10/2009	439,953
1,200,000	Inter-American Development Bank	5.375	11/18/2008	1,234,264
1,000,000	Ontario Electricity Financial Corporation	7.450	3/31/2013	1,176,137
425,000	Pemex Project Funding Master Trust	9.125	10/13/2010	497,250
250,000	Petro-Canada, Ltd.	8.600	1/15/2010	293,234
500,000	Province of Newfoundland	8.650	10/22/2022	699,878
600,000	Province of Quebec(c)	4.875	5/5/2014	606,140
750,000	Republic of Italy(c)	4.375	6/15/2013	744,012
875,000	United Mexican States(c)	7.500	1/14/2012	981,750

	Total Foreign			8,823,014

Mortgage-Backed Securities (9.2%)
73,656	Federal Home Loan Mortgage Corporation Gold
	7-Yr. Balloon	6.000	4/1/2006	74,412
16,817	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	6.500	4/1/2009	17,296
16,582	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	7.500	8/1/2010	17,507
15,789	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	7.000	11/1/2010	16,486
87,532	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	7.000	2/1/2011	91,398

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Balanced Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Principal			Interest	Maturity
Amount	Long-Term Fixed Income (31.9%)		Rate	Date	Value

Mortgage-Backed Securities — continued
$56,644	Federal Home Loan Mortgage Corporation Gold
	15-Yr.	Pass Through	6.000%	5/1/2012	$58,223
19,812	Federal Home Loan Mortgage Corporation Gold
	15-Yr.	Pass Through	7.000	8/1/2012	20,685
42,424	Federal Home Loan Mortgage Corporation Gold
	15-Yr.	Pass Through	6.500	11/1/2012	43,818
18,577	Federal Home Loan Mortgage Corporation Gold
	15-Yr.	Pass Through	6.500	8/1/2013	19,192
140,716	Federal Home Loan Mortgage Corporation Gold
	15-Yr.	Pass Through	6.000	2/1/2014	144,648
202,801	Federal Home Loan Mortgage Corporation Gold
	15-Yr.	Pass Through	5.500	4/1/2014	206,064
192,429	Federal Home Loan Mortgage Corporation Gold
	15-Yr.	Pass Through	6.000	4/1/2014	197,783
68,648	Federal Home Loan Mortgage Corporation Gold
	15-Yr.	Pass Through	6.500	6/1/2014	70,923
83,829	Federal Home Loan Mortgage Corporation Gold
	15-Yr.	Pass Through	7.500	9/1/2014	88,513
1,922,875	Federal Home Loan Mortgage Corporation Gold
	15-Yr.	Pass Through	5.500	12/1/2017	1,951,745
8,600	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	8.000	6/1/2012	9,172
24,698	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	6.500	4/1/2024	25,526
111,181	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	9.000	11/1/2024	122,361
4,938	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	9.000	4/1/2025	5,439
7,234	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	7.000	9/1/2025	7,586
7,825	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	8.500	9/1/2025	8,526
19,676	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	8.000	1/1/2026	21,030
6,361	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	6.500	5/1/2026	6,568
20,691	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	7.000	5/1/2026	21,692
32,484	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	6.000	7/1/2026	33,162
2,670	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	7.500	7/1/2026	2,838
1,778	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	7.500	8/1/2026	1,890
10,120	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	8.000	11/1/2026	10,818

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Balanced Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Principal			Interest	Maturity
Amount	Long-Term Fixed Income (31.9%)		Rate	Date	Value

Mortgage-Backed Securities — continued
$7,352	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	7.500%	1/1/2027	$7,815
18,903	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	6.500	2/1/2027	19,513
18,999	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	7.000	2/1/2027	19,890
39,174	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	8.000	3/1/2027	41,875
14,202	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	7.500	4/1/2027	15,086
20,728	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	7.000	5/1/2027	21,700
35,990	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	8.000	6/1/2027	38,473
14,529	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	8.500	7/1/2027	15,829
15,036	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	7.000	9/1/2027	15,741
20,087	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	8.000	10/1/2027	21,473
19,235	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	7.500	11/1/2027	20,433
11,779	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	6.500	12/1/2027	12,159
23,032	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	7.500	12/1/2027	24,467
47,327	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	7.000	3/1/2028	49,528
17,361	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	7.500	5/1/2028	18,442
73,036	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	6.500	6/1/2028	75,362
33,288	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	7.000	10/1/2028	34,837
67,764	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	6.500	11/1/2028	69,922
15,450	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	6.500	1/1/2029	15,942
134,992	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	6.000	3/1/2029	137,596
72,767	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	6.500	4/1/2029	75,062
120,998	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	6.000	5/1/2029	123,332
114,123	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	7.000	5/1/2029	119,287

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Balanced Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Principal			Interest	Maturity
Amount	Long-Term Fixed Income (31.9%)		Rate	Date	Value

Mortgage-Backed Securities — continued
$55,431	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	6.500%	7/1/2029	$57,179
69,642	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	6.500	8/1/2029	71,839
23,052	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	7.000	9/1/2029	24,095
32,406	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	7.000	10/1/2029	33,873
30,160	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	7.500	11/1/2029	31,999
9,735	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	7.000	1/1/2030	10,173
66,264	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	7.500	1/1/2030	70,264
22,680	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	8.000	8/1/2030	24,195
105,000	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	6.000	3/1/2031	106,893
339,672	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	6.000	6/1/2031	345,798
269,058	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	6.000	1/1/2032	273,911
1,013,010	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	6.000	10/1/2032	1,030,863
7,000,000	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through(f)	5.000	10/1/2035	6,849,066
4,050,000	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through(f)	6.000	10/1/2035	4,119,611
7,684	Federal National Mortgage Association Conventional
	15-Yr.	Pass Through	9.000	4/1/2010	8,186
8,943	Federal National Mortgage Association Conventional
	15-Yr.	Pass Through	6.000	2/1/2011	9,202
14,400	Federal National Mortgage Association Conventional
	15-Yr.	Pass Through	8.000	5/1/2011	15,415
19,659	Federal National Mortgage Association Conventional
	15-Yr.	Pass Through	7.000	6/1/2011	20,546
9,105	Federal National Mortgage Association Conventional
	15-Yr.	Pass Through	6.500	7/1/2011	9,419
9,471	Federal National Mortgage Association Conventional
	15-Yr.	Pass Through	7.500	7/1/2011	9,988
63,169	Federal National Mortgage Association Conventional
	15-Yr.	Pass Through	6.500	5/1/2012	65,364
34,027	Federal National Mortgage Association Conventional
	15-Yr.	Pass Through	6.500	7/1/2012	35,210
60,734	Federal National Mortgage Association Conventional
	15-Yr.	Pass Through	7.000	10/1/2012	63,475

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Balanced Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Principal			Interest	Maturity
Amount	Long-Term Fixed Income (31.9%)		Rate	Date	Value

Mortgage-Backed Securities — continued
$15,673	Federal National Mortgage Association Conventional
	15-Yr.	Pass Through	7.000%	12/1/2012	$16,380
50,069	Federal National Mortgage Association Conventional
	15-Yr.	Pass Through	6.500	6/1/2013	51,824
220,297	Federal National Mortgage Association Conventional
	15-Yr.	Pass Through	5.500	12/1/2013	223,853
177,821	Federal National Mortgage Association Conventional
	15-Yr.	Pass Through	6.000	12/1/2013	182,950
39,725	Federal National Mortgage Association Conventional
	15-Yr.	Pass Through	7.500	4/1/2015	42,014
19,950,000	Federal National Mortgage Association Conventional
	15-Yr.	Pass Through(f)	5.000	10/1/2020	19,893,901
110,752	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.000	11/1/2013	113,943
11,327	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	10.500	8/1/2020	12,712
6,489	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	9.500	4/1/2025	7,242
1,845	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.500	9/1/2025	1,958
11,144	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	8.500	11/1/2025	12,136
9,756	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.000	1/1/2026	10,248
23,335	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.500	2/1/2026	24,114
10,137	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.000	3/1/2026	10,646
13,729	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.500	4/1/2026	14,188
35,543	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.000	5/1/2026	36,263
2,186	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	8.500	5/1/2026	2,381
8,621	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.500	7/1/2026	9,148
36,922	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.500	8/1/2026	39,178
2,596	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	8.000	8/1/2026	2,780
36,547	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	9.000	9/1/2026	40,213
16,870	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.000	11/1/2026	17,718
6,218	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	8.000	11/1/2026	6,661

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Balanced Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Principal			Interest	Maturity
Amount	Long-Term Fixed Income (31.9%)		Rate	Date	Value

Mortgage-Backed Securities — continued
$2,384	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.500%	12/1/2026	$2,529
3,944	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.500	2/1/2027	4,185
12,843	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.000	3/1/2027	13,488
13,216	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.500	5/1/2027	14,014
17,149	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.500	7/1/2027	17,717
14,366	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.000	7/1/2027	15,066
5,213	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	8.000	7/1/2027	5,584
21,086	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.500	8/1/2027	22,361
70,823	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	8.000	9/1/2027	75,868
15,228	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.000	10/1/2027	15,970
74,320	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.500	12/1/2027	78,811
7,373	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	8.000	12/1/2027	7,898
41,068	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.500	2/1/2028	42,429
27,189	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.000	2/1/2028	28,514
217,058	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.500	7/1/2028	224,181
44,049	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.000	8/1/2028	46,178
125,609	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.500	11/1/2028	129,731
5,754	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.000	11/1/2028	6,032
194,142	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.000	12/1/2028	197,811
62,158	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.000	12/1/2028	65,162
81,451	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.000	3/1/2029	82,970
82,201	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.500	6/1/2029	84,875
131,632	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.000	7/1/2029	134,086

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Balanced Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Principal			Interest	Maturity
Amount	Long-Term Fixed Income (31.9%)		Rate	Date	Value

Mortgage-Backed Securities — continued
$33,389	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.500%	7/1/2029	$34,475
142,451	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.500	8/1/2029	150,874
134,437	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.000	11/1/2029	136,944
111,747	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.000	11/1/2029	117,012
45,271	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	8.500	4/1/2030	49,222
17,376	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.500	8/1/2030	18,392
218,579	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.500	7/1/2031	225,334
103,961	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.500	10/1/2031	107,173
122,205	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.500	12/1/2031	125,982
151,278	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.500	5/1/2032	155,871
846,993	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.500	7/1/2032	872,711
31,400,000	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through(f)	5.500	10/1/2035	31,380,375
10,329	Government National Mortgage Association
	15-Yr.	Pass Through	6.500	5/15/2009	10,696
31,509	Government National Mortgage Association
	15-Yr.	Pass Through	6.000	4/15/2011	32,567
9,335	Government National Mortgage Association
	15-Yr.	Pass Through	6.500	6/15/2011	9,708
13,899	Government National Mortgage Association
	15-Yr.	Pass Through	7.500	7/15/2011	14,642
32,263	Government National Mortgage Association
	15-Yr.	Pass Through	7.000	4/15/2012	33,829
187,798	Government National Mortgage Association
	15-Yr.	Pass Through	6.000	7/15/2014	194,476
4,401	Government National Mortgage Association
	30-Yr.	Pass Through	9.500	12/15/2024	4,916
15,253	Government National Mortgage Association
	30-Yr.	Pass Through	9.500	1/15/2025	17,054
81,661	Government National Mortgage Association
	30-Yr.	Pass Through	9.000	3/15/2025	89,945
3,101	Government National Mortgage Association
	30-Yr.	Pass Through	7.500	8/15/2025	3,304
54,411	Government National Mortgage Association
	30-Yr.	Pass Through	7.000	1/15/2026	57,380

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Balanced Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Principal			Interest	Maturity
Amount	Long-Term Fixed Income (31.9%)		Rate	Date	Value

Mortgage-Backed Securities — continued
$4,931	Government National Mortgage Association
	30-Yr.	Pass Through	6.500%	3/15/2026	$5,143
38,070	Government National Mortgage Association
	30-Yr.	Pass Through	7.000	4/15/2026	40,147
7,384	Government National Mortgage Association
	30-Yr.	Pass Through	8.000	4/15/2026	7,917
34,125	Government National Mortgage Association
	30-Yr.	Pass Through	6.000	5/15/2026	35,024
23,873	Government National Mortgage Association
	30-Yr.	Pass Through	7.000	5/15/2026	25,175
10,354	Government National Mortgage Association
	30-Yr.	Pass Through	7.500	5/15/2026	11,020
54,378	Government National Mortgage Association
	30-Yr.	Pass Through	7.000	6/15/2026	57,344
36,844	Government National Mortgage Association
	30-Yr.	Pass Through	8.500	6/15/2026	40,100
3,523	Government National Mortgage Association
	30-Yr.	Pass Through	8.500	7/15/2026	3,835
42,858	Government National Mortgage Association
	30-Yr.	Pass Through	8.000	9/15/2026	45,949
16,234	Government National Mortgage Association
	30-Yr.	Pass Through	7.500	10/15/2026	17,278
18,949	Government National Mortgage Association
	30-Yr.	Pass Through	8.000	11/15/2026	20,316
3,312	Government National Mortgage Association
	30-Yr.	Pass Through	8.500	11/15/2026	3,604
7,850	Government National Mortgage Association
	30-Yr.	Pass Through	9.000	12/15/2026	8,653
2,751	Government National Mortgage Association
	30-Yr.	Pass Through	7.500	1/15/2027	2,926
52,869	Government National Mortgage Association
	30-Yr.	Pass Through	7.500	4/15/2027	56,232
13,661	Government National Mortgage Association
	30-Yr.	Pass Through	8.000	6/20/2027	14,574
5,542	Government National Mortgage Association
	30-Yr.	Pass Through	8.000	8/15/2027	5,940
128,340	Government National Mortgage Association
	30-Yr.	Pass Through	6.500	10/15/2027	133,860
61,159	Government National Mortgage Association
	30-Yr.	Pass Through	7.000	10/15/2027	64,435
44,976	Government National Mortgage Association
	30-Yr.	Pass Through	7.000	11/15/2027	47,386
37,083	Government National Mortgage Association
	30-Yr.	Pass Through	6.500	7/15/2028	38,670
114,447	Government National Mortgage Association
	30-Yr.	Pass Through	7.000	7/15/2028	120,486

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Balanced Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (31.9%)	Rate	Date	Value

Mortgage-Backed Securities — continued
$65,690	Government National Mortgage Association
	30-Yr. Pass Through	7.500%	7/15/2028	$69,825
134,731	Government National Mortgage Association
	30-Yr. Pass Through	6.500	9/15/2028	140,498
132,298	Government National Mortgage Association
	30-Yr. Pass Through	6.000	12/15/2028	135,705
115,275	Government National Mortgage Association
	30-Yr. Pass Through	6.500	1/15/2029	120,134
280,210	Government National Mortgage Association
	30-Yr. Pass Through	6.500	3/15/2029	292,023
94,460	Government National Mortgage Association
	30-Yr. Pass Through	6.500	4/15/2029	98,442
74,445	Government National Mortgage Association
	30-Yr. Pass Through	7.000	4/15/2029	78,331
237,609	Government National Mortgage Association
	30-Yr. Pass Through	6.000	6/15/2029	243,652
105,367	Government National Mortgage Association
	30-Yr. Pass Through	7.000	6/15/2029	110,867
20,495	Government National Mortgage Association
	30-Yr. Pass Through	7.500	8/15/2029	21,774
11,973	Government National Mortgage Association
	30-Yr. Pass Through	8.500	9/15/2029	13,010
122,127	Government National Mortgage Association
	30-Yr. Pass Through	8.000	5/15/2030	130,787
87,112	Government National Mortgage Association
	30-Yr. Pass Through	7.000	9/15/2031	91,619
173,536	Government National Mortgage Association
	30-Yr. Pass Through	6.500	2/15/2032	180,559

	Total Mortgage-Backed Securities			76,039,662

Technology (0.1%)
500,000	International Business Machines Corporation	7.500	6/15/2013	583,660

	Total Technology			583,660

Transportation (0.2%)
425,000	CSX Corporation(d)	5.500	8/1/2013	436,598
450,000	FedEx Corporation	3.500	4/1/2009	432,387
500,000	Union Pacific Corporation	6.500	4/15/2012	539,500

	Total Transportation			1,408,485

U.S. Government (8.1%)

1,200,000	Federal Home Loan Bank	4.250	4/16/2007	1,197,510
1,020,000	Federal Home Loan Bank	6.625	8/27/2007	1,061,067
1,000,000	Federal Home Loan Bank	2.750	3/14/2008	963,979
1,000,000	Federal Home Loan Bank	5.925	4/9/2008	1,035,201
1,000,000	Federal Home Loan Bank(c)	3.750	8/18/2009	975,910

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Balanced Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (31.9%)	Rate	Date	Value

U.S. Government — continued

$4,000,000	Federal Home Loan Mortgage Corporation	2.875%	12/15/2006	$3,929,036
400,000	Federal Home Loan Mortgage Corporation	3.625	2/15/2007	395,695
3,000,000	Federal Home Loan Mortgage Corporation(c)	5.750	4/15/2008	3,096,582
1,500,000	Federal Home Loan Mortgage Corporation	5.125	7/15/2012	1,543,436
600,000	Federal National Mortgage Association(c)	3.250	1/15/2008	584,695
1,000,000	Federal National Mortgage Association(c)	5.250	1/15/2009	1,023,091
4,000,000	Federal National Mortgage Association(c)	4.250	8/15/2010	3,948,168
850,000	Federal National Mortgage Association(c)	6.250	2/1/2011	908,357
1,500,000	Federal National Mortgage Association	5.625	4/17/2028	1,604,938
1,000,000	Federal National Mortgage Association(c)	7.125	1/15/2030	1,298,972
1,000,000	Resolution Funding Corporation	8.625	1/15/2021	1,399,924
5,900,000	U.S. Treasury Bonds(c)	7.250	5/15/2016	7,298,713
925,000	U.S. Treasury Bonds(c)	8.875	2/15/2019	1,325,099
650,000	U.S. Treasury Bonds(c)	7.875	2/15/2021	884,152
600,000	U.S. Treasury Bonds(c)	8.000	11/15/2021	830,578
400,000	U.S. Treasury Bonds(c)	7.250	8/15/2022	522,625
250,000	U.S. Treasury Bonds(c)	7.625	11/15/2022	338,457
625,000	U.S. Treasury Bonds(c)	7.125	2/15/2023	810,938
750,000	U.S. Treasury Bonds(c)	6.250	8/15/2023	896,806
1,100,000	U.S. Treasury Bonds(c)	7.500	11/15/2024	1,498,148
500,000	U.S. Treasury Bonds(c)	6.875	8/15/2025	644,570
2,275,000	U.S. Treasury Bonds(c)	5.250	11/15/2028	2,478,151
3,350,000	U.S. Treasury Bonds(c)	6.125	8/15/2029	4,078,494
3,800,000	U.S. Treasury Notes(c)	4.375	5/15/2007	3,812,616
2,250,000	U.S. Treasury Notes(c)	3.375	2/15/2008	2,209,394
6,800,000	U.S. Treasury Notes(c)	5.500	2/15/2008	7,006,122
900,000	U.S. Treasury Notes(c)	5.500	5/15/2009	940,043
3,150,000	U.S. Treasury Notes(c)	6.000	8/15/2009	3,349,953
1,700,000	U.S. Treasury Notes(c)	5.000	2/15/2011	1,762,621
750,000	U.S. Treasury Notes(c)	4.750	5/15/2014	772,676

	Total U.S. Government			66,426,717

Utilities (0.6%)
250,000	Columbia Energy Group	7.320	11/28/2010	250,786
450,000	Duke Capital Corporation(c)	7.500	10/1/2009	491,239
450,000	FirstEnergy Corporation	6.450	11/15/2011	479,144
750,000	Niagara Mohawk Power Corporation	7.750	10/1/2008	811,375
425,000	Oncor Electric Delivery Company	6.375	1/15/2015	458,813
700,000	Public Service Company of Colorado	7.875	10/1/2012	822,980
1,000,000	Public Service Electric & Gas Company	6.375	5/1/2008	1,036,931
225,000	Southern California Edison Company	5.000	1/15/2014	225,164

	Total Utilities			4,576,432

	Total Long-Term Fixed Income (cost $260,617,083)			263,017,279

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Balanced Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
		Interest	Maturity
Shares	Collateral Held for Securities Loaned (8.4%)	Rate(g)	Date	Value

69,711,159	Thrivent Financial Securities Lending Trust	3.770%	N/A	$69,711,159

	Total Collateral Held for Securities Loaned
	(cost $69,711,159)			69,711,159

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (4.8%)	Rate(g)	Date	Value

$14,780,000	Air Products & Chemicals, Inc.	3.870%	10/3/2005	$14,776,822
15,000,000	Lehman Brothers Holdings, Inc.	3.880	10/3/2005	14,996,767
9,537,801	Thrivent Money Market Portfolio(h)	3.360	N/A	9,537,800

	Total Short-Term Investments (at amortized cost)			39,311,389

	Total Investments (cost $744,395,698)			$825,475,445

(a)	The categories of investments are shown as a percentage of total investments.

(b)	Non-income producing security.

(c)	All or a portion of the security is on loan.

(d)	Earmarked as collateral for long settling trades.

(e)	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(f)	Denotes investments purchased on a when-issued basis.

(g)	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(h)	At September 30, 2005, $472,500 in cash was pledged as the initial margin deposit for open financial futures contracts. In addition, $9,537,800 of Short-Term Investments were earmarked as collateral to cover open financial futures contracts as follows:

					Notional
	Number of	Expiration			Principal	Unrealized
Type	Contracts	Date	Position	Value	Amount	Loss

S&P 500 Futures	30	December 2005	Long	$9,257,250	$9,303,180	$45,930

At September 30, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments, based on cost for federal income tax purposes, were $127,247,398 and $(46,167,651), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	High Yield Portfolio
	Schedule of Investments as of September 30, 2005 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (83.8%)	Rate	Date	Value

Basic Materials (11.5%)
$4,010,000	Abitibi-Consolidated, Inc.(b)	6.000%	6/20/2013	$3,518,775
1,490,000	Ainsworth Lumber Company, Ltd.(c)	7.674	12/22/2005	1,486,275
3,340,000	Ainsworth Lumber Company, Ltd.	6.750	3/15/2014	3,006,000
2,330,000	Appleton Papers, Inc.	8.125	6/15/2011	2,283,400
2,820,000	Appleton Papers, Inc.	9.750	6/15/2014	2,707,200
3,450,000	Arch Western Finance, LLC	6.750	7/1/2013	3,519,000
2,430,000	BCP Caylux Holdings Luxembourg SCA	9.625	6/15/2014	2,703,375
2,250,000	Buckeye Technologies, Inc.(b)	8.000	10/15/2010	2,137,500
1,400,000	Buckeye Technologies, Inc.	8.500	10/1/2013	1,421,000
3,440,000	Cellu Tissue Holdings, Inc.	9.750	3/15/2010	3,448,600
3,460,000	Chaparral Steel Company	10.000	7/15/2013	3,650,300
3,470,000	Crystal US Holdings 3, LLC/Crystal
	US Sub 3 Corporation(d)	10.000	10/1/2009	2,463,700
2,960,000	Domtar, Inc.	7.125	8/1/2015	2,713,941
2,470,000	Equistar Chemicals, LP	10.125	9/1/2008	2,655,250
2,475,000	Equistar Chemicals, LP	10.625	5/1/2011	2,697,750
3,400,000	Georgia-Pacific Corporation	8.125	5/15/2011	3,757,000
3,250,000	Georgia-Pacific Corporation	9.375	2/1/2013	3,623,750
3,150,000	Graphic Packaging International Corporation(b)	9.500	8/15/2013	2,961,000
3,217,000	Huntsman International, LLC(b)	10.125	7/1/2009	3,309,489
1,644,000	Huntsman, LLC	11.500	7/15/2012	1,878,270
2,850,000	IMCO Recycling, Inc.	10.375	10/15/2010	3,142,125
1,800,000	ISP Chemco, Inc.	10.250	7/1/2011	1,941,750
3,900,000	ISP Holdings, Inc.(b)	10.625	12/15/2009	4,124,250
1,700,000	Ispat Inland ULC(c)	10.254	10/1/2005	1,789,250
1,196,000	Ispat Inland ULC(b)	9.750	4/1/2014	1,387,360
4,780,000	Lyondell Chemical Company	10.500	6/1/2013	5,401,400
4,200,000	MacDermid, Inc.	9.125	7/15/2011	4,494,000
4,300,000	Nalco Company	7.750	11/15/2011	4,396,750
3,950,000	Nell AF SARL	8.375	8/15/2015	3,861,125
3,200,000	Novelis, Inc.	7.250	2/15/2015	3,024,000
2,078,000	Rockwood Specialties, Inc.	10.625	5/15/2011	2,265,020
3,460,000	Ryerson Tull, Inc.(b)	8.250	12/15/2011	3,364,850
3,450,000	Southern Peru Copper Corporation	7.500	7/27/2035	3,457,635
1,600,000	Steel Dynamics, Inc.	9.500	3/15/2009	1,700,000
1,800,000	Steel Dynamics, Inc.(b)	9.500	3/15/2009	1,912,500
1,150,000	Stone Container Corporation	8.375	7/1/2012	1,092,500
2,280,000	Stone Container Finance	7.375	7/15/2014	2,029,200

	Total Basic Materials			105,325,290

Capital Goods (8.8%)
1,980,000	Ahern Rentals, Inc.	9.250	8/15/2013	2,024,550
490,000	Aleris International, Inc.	9.000	11/15/2014	516,950
4,830,000	Allied Waste North America, Inc.(b)	7.875	4/15/2013	4,926,600
4,550,000	Amsted Industries, Inc.	10.250	10/15/2011	4,959,500
1,980,000	Builders Firstsource, Inc.(c)	8.040	11/15/2005	1,999,800

	The accompanying notes to the financial statements are an integral part of this schedule.

High Yield Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (83.8%)	Rate	Date	Value

Capital Goods — continued
$5,240,000	Case New Holland, Inc.	9.250%	8/1/2011	$5,541,300
4,080,000	Consolidated Container Company, LLC(b,d)	10.750	6/15/2007	3,366,000
4,000,000	Crown Cork & Seal Finance plc	7.000	12/15/2006	4,100,000
2,300,000	Crown Euro Holdings SA	10.875	3/1/2013	2,668,000
3,400,000	Da-Lite Screen Company, Inc.	9.500	5/15/2011	3,587,000
2,850,000	Erico International Corporation	8.875	3/1/2012	2,964,000
2,850,000	Fastentech, Inc.	11.500	5/1/2011	2,953,312
2,470,000	Graham Packaging Company, Inc.(b)	9.875	10/15/2014	2,371,200
1,480,000	K&F Acquisition, Inc.(b)	7.750	11/15/2014	1,494,800
1,730,000	L-3 Communication Corporation, Convertible	3.000	8/1/2035	1,768,925
2,850,000	Legrand SA	10.500	2/15/2013	3,263,250
1,150,000	Legrand SA	8.500	2/15/2025	1,380,000
1,700,000	Mueller Group, Inc.	10.000	5/1/2012	1,802,000
3,450,000	Mueller Holdings, Inc.(d)	14.750	4/15/2009	2,518,500
3,450,000	NationsRent, Inc.	9.500	10/15/2010	3,760,500
4,000,000	Norcraft Companies, LP/Norcraft Finance	9.000	11/1/2011	4,140,000
2,665,000	Owens-Brockway Glass Container, Inc.	8.875	2/15/2009	2,798,250
1,400,000	Owens-Brockway Glass Container, Inc.	8.250	5/15/2013	1,456,000
3,150,000	Owens-Illinois, Inc.(b)	7.500	5/15/2010	3,197,250
3,700,000	Plastipak Holdings, Inc.	10.750	9/1/2011	4,033,000
3,310,000	TransDigm, Inc.	8.375	7/15/2011	3,467,225
3,000,000	United Rentals North America, Inc.	6.500	2/15/2012	2,895,000

	Total Capital Goods			79,952,912

Communications Services (16.9%)
4,000,000	Alamosa Delaware, Inc.	8.500	1/31/2012	4,270,000
2,470,000	American Cellular Corporation	10.000	8/1/2011	2,692,300
3,960,000	American Tower Corporation	7.125	10/15/2012	4,158,000
2,300,000	American Towers, Inc.(b)	7.250	12/1/2011	2,443,750
1,970,000	AT&T Corporation	9.050	11/15/2011	2,218,712
3,950,000	Block Communications, Inc.	9.250	4/15/2009	4,187,000
4,535,700	CCH I, LLC	11.000	10/1/2015	4,422,308
2,960,000	Centennial Communications Corporation	8.125	2/1/2014	3,130,200
1,970,000	Charter Communications Holdings, LLC	8.625	4/1/2009	1,674,500
2,570,000	Charter Communications Holdings, LLC(b)	8.750	11/15/2013	2,537,875
2,970,000	Charter Communications Operating, LLC	8.000	4/30/2012	2,992,275
3,945,000	Citizens Communications Company	9.250	5/15/2011	4,329,638
3,630,000	CSC Holdings, Inc.	7.625	4/1/2011	3,566,475
1,660,000	Dex Media West, LLC/Dex Media West Finance Company	9.875	8/15/2013	1,832,225
1,700,000	Dex Media, Inc.(b,d)	9.000	11/15/2008	1,338,750
3,400,000	Dex Media, Inc.	8.000	11/15/2013	3,493,500
3,960,000	Dobson Cellular Systems	9.875	11/1/2012	4,336,200
990,000	Dobson Communications Corporation, Convertible	1.500	10/1/2025	956,588
3,450,000	EchoStar DBS Corporation	6.375	10/1/2011	3,419,812
2,550,000	Eircom Funding	8.250	8/15/2013	2,766,750
990,000	Houghton Mifflin Company(b)	8.250	2/1/2011	1,022,175

	The accompanying notes to the financial statements are an integral part of this schedule.

High Yield Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (83.8%)	Rate	Date	Value

Communications Services — continued
$1,967,000	Houghton Mifflin Company(b)	9.875%	2/1/2013	$2,085,020
2,960,000	Intelsat Bermuda, Ltd.(b)	8.625	1/15/2015	3,019,200
2,900,000	IPCS Escrow Company	11.500	5/1/2012	3,349,500
4,200,000	Kabel Deutschland GmbH	10.625	7/1/2014	4,641,000
3,190,000	Nebraska Book Company, Inc.	8.625	3/15/2012	2,998,600
4,000,000	Nextel Communications, Inc.	6.875	10/31/2013	4,245,812
2,460,000	Nextel Communications, Inc.	5.950	3/15/2014	2,518,221
4,000,000	Nextel Partners, Inc.	8.125	7/1/2011	4,320,000
1,605,000	PanAmSat Corporation	9.000	8/15/2014	1,693,275
2,315,000	PanAmSat Holding Corporation(b,d)	10.375	11/1/2009	1,597,350
2,900,000	PRIMEDIA, Inc.(c)	9.165	11/15/2005	3,059,500
2,470,000	Qwest Communications International, Inc.(c)	7.297	11/15/2005	2,439,125
1,970,000	Qwest Communications International, Inc.(b)	7.250	2/15/2011	1,918,288
990,000	Qwest Corporation(c)	7.120	12/15/2005	1,029,600
4,950,000	Qwest Corporation	7.875	9/1/2011	5,160,375
1,490,000	Qwest Corporation	7.625	6/15/2015	1,521,662
7,390,000	Qwest Services Corporation	13.500	12/15/2010	8,461,550
1,730,000	Qwest Services Corporation	14.000	12/15/2014	2,097,625
1,480,000	Rainbow National Services, LLC	8.750	9/1/2012	1,578,050
3,460,000	Rainbow National Services, LLC	10.375	9/1/2014	3,909,800
1,480,000	Rogers Wireless Communications, Inc.	7.250	12/15/2012	1,565,100
3,460,000	Rogers Wireless Communications, Inc.	7.500	3/15/2015	3,728,150
1,159,000	SBA Telecommunications, Inc.(b,d)	9.750	12/15/2007	1,051,792
2,965,000	UbiquiTel Operating Company	9.875	3/1/2011	3,291,150
3,150,000	US Unwired, Inc.	10.000	6/15/2012	3,622,500
3,950,000	Valor Telecommunications Enterprises, LLC	7.750	2/15/2015	3,831,500
3,950,000	Videotron Ltee	6.875	1/15/2014	4,053,688
3,220,000	WDAC Subsidiary Corporation(b)	8.375	12/1/2014	3,115,350
3,500,000	XM Satellite Radio, Inc.(c)	9.193	11/1/2005	3,539,375
3,950,000	Zeus Special Subsidiary, Ltd.(b,d)	9.250	2/1/2010	2,607,000

	Total Communications Services			153,838,191

Consumer Cyclical (15.6%)
1,980,000	Allied Security Escrow Corporation	11.375	7/15/2011	1,965,150
4,300,000	American Casino & Entertainment Properties, LLC	7.850	2/1/2012	4,434,375
3,950,000	ArvinMeritor, Inc.(b)	8.750	3/1/2012	3,871,000
4,750,000	Beazer Homes USA, Inc.	8.625	5/15/2011	4,999,375
3,390,000	Blockbuster, Inc.(b)	9.000	9/1/2012	2,796,750
4,530,000	Boyd Gaming Corporation(b)	7.750	12/15/2012	4,762,162
4,400,000	Buffets, Inc.(b)	11.250	7/15/2010	4,422,000
2,960,000	Buhrmann U.S., Inc.	7.875	3/1/2015	2,974,800
2,850,000	Caesars Entertainment, Inc.	8.125	5/15/2011	3,174,188
1,980,000	Circus & Eldorado Joint Venture/Silver Legacy
	Capital Corporation(b)	10.125	3/1/2012	2,069,100
4,940,000	D.R. Horton, Inc.	4.875	1/15/2010	4,806,106
1,980,000	Delphi Corporation	6.550	6/15/2006	1,455,300

	The accompanying notes to the financial statements are an integral part of this schedule.

High Yield Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (83.8%)	Rate	Date	Value

Consumer Cyclical — continued
$2,970,000	Delphi Corporation(b)	7.125%	5/1/2029	$1,900,800
3,950,000	Dollarama Group, LP	8.875	8/15/2012	3,851,250
2,555,000	Dura Operating Corporation(b)	8.625	4/15/2012	2,273,950
1,970,000	Gaylord Entertainment Company	6.750	11/15/2014	1,905,975
6,920,000	General Motors Acceptance Corporation	6.875	9/15/2011	6,294,522
3,540,000	Group 1 Automotive, Inc.	8.250	8/15/2013	3,469,200
4,030,000	Host Marriott, LP(b)	6.375	3/15/2015	3,909,100
4,930,000	IAAI Finance Corporation	11.000	4/1/2013	5,062,937
3,960,000	Jean Coutu Group (PJC), Inc.(b)	8.500	8/1/2014	3,940,200
3,940,000	KB Home	6.250	6/15/2015	3,820,575
4,930,000	Kerzner International, Ltd.	6.750	10/1/2015	4,775,938
3,950,000	Lear Corporation(b)	5.750	8/1/2014	3,298,250
8,650,000	MGM MIRAGE(b)	5.875	2/27/2014	8,217,500
4,550,000	Mohegan Tribal Gaming Authority	6.375	7/15/2009	4,550,000
5,200,000	NCL Corporation	10.625	7/15/2014	5,486,000
2,370,000	Penn National Gaming, Inc.(b)	6.875	12/1/2011	2,381,850
2,800,000	Perry Ellis International, Inc.	8.875	9/15/2013	2,870,000
4,280,000	Poster Financial Group, Inc.	8.750	12/1/2011	4,403,050
5,340,000	Rent-Way, Inc.	11.875	6/15/2010	5,874,000
1,480,000	San Pasqual Casino	8.000	9/15/2013	1,489,250
3,820,000	TRW Automotive, Inc.	9.375	2/15/2013	4,144,700
2,475,000	Universal City Florida Holding Company I/II(c)	8.443	11/1/2005	2,567,812
1,480,000	Universal City Florida Holding Company I/II(b)	8.375	5/1/2010	1,535,500
3,400,000	VICORP Restaurants, Inc.(b)	10.500	4/15/2011	3,315,000
1,730,000	Walt Disney Company, Convertible	2.125	4/15/2023	1,758,112
3,350,000	Warnaco, Inc.	8.875	6/15/2013	3,618,000
5,048,000	WMG Holdings Corporation(d)	9.500	12/15/2009	3,533,600

	Total Consumer Cyclical			141,977,377

Consumer Non-Cyclical (7.9%)
2,470,000	ACCO Brands Corporation	7.625	8/15/2015	2,445,300
740,000	Athena Neurosciences Finance, LLC(b)	7.250	2/21/2008	710,400
3,000,000	Beverly Enterprises, Inc.	7.875	6/15/2014	3,322,500
2,460,000	DaVita, Inc.	6.625	3/15/2013	2,490,750
2,470,000	DaVita, Inc.(b)	7.250	3/15/2015	2,503,962
1,480,000	Del Laboratories, Inc.	8.000	2/1/2012	1,217,300
1,980,000	Elan Finance Corporation, Ltd.	7.750	11/15/2011	1,742,400
2,970,000	Fisher Scientific International, Inc.	6.125	7/1/2015	2,977,425
4,500,000	IASIS Healthcare, LLC (IASIS Capital Corporation)	8.750	6/15/2014	4,668,750
2,150,000	Jafra Cosmetics	10.750	5/15/2011	2,386,500
5,800,000	Jostens Holding Corporation(d)	10.250	12/1/2008	4,176,000
4,930,000	Lifecare Holdings, Inc.	9.250	8/15/2013	4,239,800
3,950,000	Michael Foods, Inc.	8.000	11/15/2013	4,033,938
6,905,000	Roundy’s, Inc.(b)	8.875	6/15/2012	7,630,025
3,450,000	Select Medical Corporation	7.625	2/1/2015	3,303,375
2,460,000	Smithfield Foods, Inc.(b)	8.000	10/15/2009	2,601,450

	The accompanying notes to the financial statements are an integral part of this schedule.

High Yield Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (83.8%)	Rate	Date	Value

Consumer Non-Cyclical — continued
$990,000	Smithfield Foods, Inc.	7.000%	8/1/2011	$1,009,800
4,005,000	Stater Brothers Holdings, Inc.	8.125	6/15/2012	3,954,938
2,500,000	Tenet Healthcare Corporation	9.875	7/1/2014	2,612,500
3,700,000	Triad Hospitals, Inc.	7.000	5/15/2012	3,801,750
3,700,000	US Oncology Holdings, Inc.(c)	9.264	3/15/2006	3,644,500
2,230,000	US Oncology, Inc.	9.000	8/15/2012	2,408,400
1,230,000	Vanguard Health Holding Company I, LLC(d)	11.250	10/1/2009	891,750
990,000	Ventas Realty, LP/Ventas Capital Corporation	7.125	6/1/2015	1,024,650
2,100,000	Warner Chilcott Corporation	8.750	2/1/2015	2,016,000

	Total Consumer Non-Cyclical			71,814,163

Energy (5.4%)
1,980,000	Chesapeake Energy Corporation	6.375	6/15/2015	1,989,900
3,470,000	Chesapeake Energy Corporation	6.250	1/15/2018	3,400,600
3,000,000	Compton Petroleum Corporation	9.900	5/15/2009	3,210,000
2,300,000	EXCO Resources, Inc.	7.250	1/15/2011	2,380,500
3,470,000	Harvest Operations Corporation	7.875	10/15/2011	3,426,625
3,888,000	Hornbeck Offshore Services, Inc.	6.125	12/1/2014	3,850,900
2,960,000	Kerr-McGee Corporation	6.875	9/15/2011	3,164,181
1,755,000	Magnum Hunter Resources, Inc.	9.600	3/15/2012	1,904,175
3,475,000	Ocean Rig Norway AS	8.375	7/1/2013	3,761,688
3,380,000	Petroleum Geo-Services ASA	10.000	11/5/2010	3,785,600
3,455,000	Pogo Producing Company	6.875	10/1/2017	3,502,506
3,997,620	Port Arthur Finance Corporation	12.500	1/15/2009	4,557,287
3,480,000	Pride International, Inc.(b)	7.375	7/15/2014	3,780,150
3,800,000	Western Oil Sands, Inc.	8.375	5/1/2012	4,365,250
2,470,000	Whiting Petroleum Corporation	7.250	5/1/2012	2,513,225

	Total Energy			49,592,587

Financials (1.7%)
3,464,000	American Financial Group, Inc., Convertible(d)	1.486	6/2/2008	1,489,520
2,890,000	Dollar Financial Group, Inc.	9.750	11/15/2011	3,005,600
2,480,000	Fairfax Financial Holdings, Ltd.(b)	7.750	4/26/2012	2,380,800
2,470,000	FTI Consulting, Inc.	7.625	6/15/2013	2,519,400
1,425,000	Goldman Sachs Group, Inc., Convertible(c)	2.071	3/21/2006	1,376,122
2,249,000	Refco Finance Holdings, LLC	9.000	8/1/2012	2,445,788
2,470,000	Residential Capital Corporation	6.375	6/30/2010	2,502,305
9,000,000	SIG Capital Trust I(e,f)	9.500	8/15/2027	9

	Total Financials			15,719,544

Foreign (0.2%)
1,650,000	Federal Republic of Brazil	11.000	1/11/2012	2,022,075

	Total Foreign			2,022,075

The accompanying notes to the financial statements are an integral part of this schedule.

High Yield Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (83.8%)	Rate	Date	Value

Technology (3.4%)
$990,000	Electronic Data Systems Corporation, Convertible	3.875%	7/15/2023	$976,388
1,980,000	Freescale Semiconductor, Inc.	6.875	7/15/2011	2,079,000
1,980,000	Freescale Semiconductor, Inc.	7.125	7/15/2014	2,108,700
2,880,000	Itron, Inc.	7.750	5/15/2012	2,980,800
2,460,000	MagnaChip Semiconductor SA/MagnaChip
	Semiconductor Finance	6.875	12/15/2011	2,361,600
2,750,000	Sanmina-SCI Corporation	10.375	1/15/2010	3,031,875
620,000	Sanmina-SCI Corporation(b)	6.750	3/1/2013	589,000
990,000	Solar Capital Corporation	9.125	8/15/2013	1,025,888
2,470,000	Solar Capital Corporation	10.250	8/15/2015	2,500,875
1,700,000	Thomas & Betts Corporation(b)	7.250	6/1/2013	1,816,844
4,600,000	UGS Corporation	10.000	6/1/2012	5,037,000
2,960,000	Unisys Corporation	8.000	10/15/2012	2,908,200
3,410,000	Xerox Corporation(b)	7.625	6/15/2013	3,623,125

	Total Technology			31,039,295

Transportation (2.1%)
1,980,000	H-Lines Finance Holding Corporation(d)	11.000	4/1/2008	1,643,400
3,100,000	Horizon Lines, LLC	9.000	11/1/2012	3,320,875
3,450,000	Progress Rail Services Corporation	7.750	4/1/2012	3,514,688
5,016,160	United Air Lines, Inc.(g)	7.730	7/1/2010	4,793,246
5,200,000	Windsor Petroleum Transport Corporation	7.840	1/15/2021	5,596,521

	Total Transportation			18,868,730

Utilities (10.3%)
1,700,000	AES Corporation(b)	8.875	2/15/2011	1,844,500
3,900,000	AES Corporation	8.750	5/15/2013	4,270,500
3,950,000	AmeriGas Partners, LP	7.250	5/20/2015	4,127,750
3,400,000	Calpine Generating Company, LLC(c)	9.254	11/1/2005	3,434,000
5,283,880	CE Generation, LLC	7.416	12/15/2018	5,620,373
2,470,000	Consumers Energy Company(b)	6.300	2/1/2012	2,488,525
990,000	Dominion Resources, Inc., Convertible	2.125	12/15/2023	1,168,200
4,000,000	Dynegy Holdings, Inc.	9.875	7/15/2010	4,360,000
2,460,000	Dynegy Holdings, Inc.(b)	6.875	4/1/2011	2,404,650
7,500,000	Edison Mission Energy	9.875	4/15/2011	8,887,500
5,850,000	El Paso Corporation(b)	7.000	5/15/2011	5,835,375
3,460,000	El Paso Corporation	7.800	8/1/2031	3,468,650
4,250,000	El Paso Production Holding Company	7.750	6/1/2013	4,441,250
3,285,509	Midland Funding Corporation II	13.250	7/23/2006	3,465,945
2,350,000	Midwest Generation, LLC	8.750	5/1/2034	2,617,312
4,460,000	Mission Energy Holding Company	13.500	7/15/2008	5,251,650
2,715,000	NRG Energy, Inc.	8.000	12/15/2013	2,891,475
3,400,000	Orion Power Holdings, Inc.	12.000	5/1/2010	4,097,000
2,250,000	Pacific Energy Partners, LP/Pacific Energy
	Finance Corporation	7.125	6/15/2014	2,334,375

	The accompanying notes to the financial statements are an integral part of this schedule.

High Yield Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (83.8%)	Rate	Date	Value

Utilities — continued
$2,000,000	Southern Natural Gas Company	8.875%	3/15/2010	$2,161,818
3,680,000	Southern Star Central Corporation	8.500	8/1/2010	3,946,800
2,720,000	Texas Genco, LLC/Texas Genco Financing Corporation	6.875	12/15/2014	2,767,600
8,500,000	Williams Companies, Inc.	8.125	3/15/2012	9,286,251
2,470,000	Williams Companies, Inc.	8.750	3/15/2032	2,914,600

	Total Utilities			94,086,099

	Total Long-Term Fixed Income
	(cost $749,602,068)			764,236,263

Shares	Preferred Stock (2.1%)			Value

50,000	CenterPoint Energy, Inc., Convertible(h)			$1,735,450
105,000	Chevy Chase Preferred Capital Corporation, Convertible			5,937,750
86,416	General Motors Corporation, Convertible			1,493,268
23,000	PRIMEDIA, Inc.			2,311,500
5,000	Sovereign Real Estate Investment Corporation			7,350,000

	Total Preferred Stock (cost $15,069,113)			18,827,968

Shares	Common Stock(i)			Value

4,600	ASAT Finance, LLC, Stock Warrants (f,h,j)			$0
13,015	ICO Global Communications, Ltd.(h)			50,759
2,167	ICO Global Communication Holdings, Ltd. Stock Warrants(h)			65
6,000	Pliant Corporation, Stock Warrants (h,j)			60
121,520	TVMAX Holdings, Inc.(h)			133,672
80,000	ZSC Specialty Chemical plc, Preferred Stock			8
80,000	ZSC Specialty Chemical plc, Stock Warrants (f,h,j)			8

	Total Common Stock (cost $6,677,716)			184,572

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (11.6%)	Rate(k)	Date	Value

105,781,483	Thrivent Financial Securities Lending Trust	3.770%	N/A	$105,781,483

	Total Collateral Held for Securities Loaned
	(cost $105,781,483)			105,781,483

	The accompanying notes to the financial statements are an integral part of this schedule.

High Yield Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (2.5%)	Rate(k)	Date	Value

$13,360,000	BP Capital Markets plc	3.880%	10/3/2005	$13,357,120
9,769,519	Thrivent Money Market Portfolio	3.360	N/A	9,769,519

	Total Short-Term Investments (at amortized cost)			23,126,639

	Total Investments (cost $900,257,019)			$912,156,925

(a)	The categories of investments are shown as a percentage of total investments.

(b)	All or a portion of the security is on loan.

(c)	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(d)	Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

(e)	In default.

(f)	Security is fair-valued.

(g)	In bankruptcy.

(h)	Non-income producing security.

(i)	The market value of the denoted categories of investments represents less than 0.1% of the total investments of the Thrivent High Yield Portfolio.

(j)	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. These securities have been valued from the date of acquisition through September 30, 2005, by obtaining quotations from brokers active with these securities. The following table indicates the acquisition date and cost of restricted securities the Portfolio owned as of September 30, 2005.

	Acquisition
Security	Date	Cost

ASAT Finance, LLC, Stock Warrants	10/20/1999	$111,508
Pliant Corporation, Stock Warrants	5/25/2000	136,483
ZSC Specialty Chemical plc, Preferred Warrants	6/24/1999	47,568
ZSC Specialty Chemical plc, Stock Warrants	6/24/1999	111,712

(k) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

At September 30, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $36,120,156 and $(24,220,250), respectively.

The accompanying notes to the financial statements are an integral part of this schedule.

	High Yield Portfolio II
	Schedule of Investments as of September 30, 2005 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (83.6%)	Rate	Date	Value

Basic Materials (11.1%)
$250,000	Abitibi-Consolidated, Inc.	6.950%	12/15/2006	$253,750
475,000	Abitibi-Consolidated, Inc.(b)	8.550	8/1/2010	483,312
160,000	Ainsworth Lumber Company, Ltd.(c)	7.674	12/22/2005	159,600
360,000	Ainsworth Lumber Company, Ltd.	6.750	3/15/2014	324,000
280,000	Appleton Papers, Inc.	8.125	6/15/2011	274,400
130,000	Appleton Papers, Inc.	9.750	6/15/2014	124,800
410,000	Arch Western Finance, LLC	6.750	7/1/2013	418,200
291,000	BCP Caylux Holdings Luxembourg SCA	9.625	6/15/2014	323,738
190,000	Buckeye Technologies, Inc.(b)	8.000	10/15/2010	180,500
190,000	Buckeye Technologies, Inc.	8.500	10/1/2013	192,850
400,000	Cellu Tissue Holdings, Inc.	9.750	3/15/2010	401,000
410,000	Chaparral Steel Company	10.000	7/15/2013	432,550
410,000	Crystal US Holdings 3, LLC/Crystal US
	Sub 3 Corporation(d)	10.000	10/1/2009	291,100
350,000	Domtar, Inc.	7.125	8/1/2015	320,905
290,000	Equistar Chemicals, LP	10.125	9/1/2008	311,750
300,000	Equistar Chemicals, LP	10.625	5/1/2011	327,000
480,000	Georgia-Pacific Corporation	8.125	5/15/2011	530,400
480,000	Georgia-Pacific Corporation	9.375	2/1/2013	535,200
100,000	Georgia-Pacific Corporation	8.000	1/15/2024	110,250
467,000	Huntsman International, LLC(b)	10.125	7/1/2009	480,426
172,000	Huntsman, LLC	11.500	7/15/2012	196,510
350,000	ISP Holdings, Inc.	10.625	12/15/2009	370,125
400,000	Ispat Inland ULC(c)	10.254	10/1/2005	421,000
71,000	Ispat Inland ULC	9.750	4/1/2014	82,360
350,000	Kappa Beheer BV	10.625	7/15/2009	364,438
760,000	Lyondell Chemical Company	10.500	6/1/2013	858,800
150,000	MacDermid, Inc.	9.125	7/15/2011	160,500
450,000	Nalco Company	7.750	11/15/2011	460,125
470,000	Nell AF SARL	8.375	8/15/2015	459,425
380,000	Novelis, Inc.	7.250	2/15/2015	359,100
550,000	Peabody Energy Corporation	6.875	3/15/2013	574,750
400,000	Ryerson Tull, Inc.(b)	8.250	12/15/2011	389,000
415,000	Southern Peru Copper Corporation	7.500	7/27/2035	415,918
375,000	Stone Container Corporation	8.375	7/1/2012	356,250

	Total Basic Materials			11,944,032

Capital Goods (8.6%)
240,000	Ahern Rentals, Inc.	9.250	8/15/2013	245,400
60,000	Aleris International, Inc.	9.000	11/15/2014	63,300
550,000	Allied Waste North America, Inc.	8.500	12/1/2008	573,375
220,000	Allied Waste North America, Inc.(b)	7.875	4/15/2013	224,400
390,000	Amsted Industries, Inc.	10.250	10/15/2011	425,100
230,000	Builders Firstsource, Inc.(c)	8.040	11/15/2005	232,300
550,000	Case New Holland, Inc.	9.250	8/1/2011	581,625
420,000	Consolidated Container Company, LLC(d)	10.750	6/15/2007	346,500

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

High Yield Portfolio II
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (83.6%)	Rate	Date	Value

Capital Goods — continued
$450,000	Crown Euro Holdings SA	9.500%	3/1/2011	$492,750
150,000	Crown Euro Holdings SA	10.875	3/1/2013	174,000
480,000	Da-Lite Screen Company, Inc.	9.500	5/15/2011	506,400
390,000	Fastentech, Inc.	11.500	5/1/2011	404,138
325,000	Graham Packaging Company, Inc.(b)	9.875	10/15/2014	312,000
260,000	Invensys plc(b)	9.875	3/15/2011	258,375
170,000	K&F Acquisition, Inc.(b)	7.750	11/15/2014	171,700
200,000	L-3 Communication Corporation, Convertible	3.000	8/1/2035	204,500
640,000	Legrand SA	10.500	2/15/2013	732,800
100,000	Legrand SA	8.500	2/15/2025	120,000
290,000	Mueller Group, Inc.	10.000	5/1/2012	307,400
390,000	NationsRent, Inc.	9.500	10/15/2010	425,100
60,000	Owens-Brockway Glass Container, Inc.	7.750	5/15/2011	62,400
375,000	Owens-Brockway Glass Container, Inc.	8.750	11/15/2012	405,000
180,000	Owens-Brockway Glass Container, Inc.	8.250	5/15/2013	187,200
210,000	Owens-Illinois, Inc.(b)	7.500	5/15/2010	213,150
390,000	Plastipak Holdings, Inc.	10.750	9/1/2011	425,100
390,000	TransDigm, Inc.	8.375	7/15/2011	408,525
375,000	Trinity Industries, Inc.	6.500	3/15/2014	369,375
390,000	United Rentals North America, Inc.	6.500	2/15/2012	376,350

	Total Capital Goods			9,248,263

Communications Services (17.9%)
390,000	Alamosa Delaware, Inc.	8.500	1/31/2012	416,325
300,000	American Cellular Corporation	10.000	8/1/2011	327,000
460,000	American Tower Corporation	7.125	10/15/2012	483,000
270,000	American Towers, Inc.	7.250	12/1/2011	286,875
230,000	AT&T Corporation	9.050	11/15/2011	259,038
470,000	Block Communications, Inc.	9.250	4/15/2009	498,200
280,799	Calpoint Receivable Structured Trust 2001	7.440	12/10/2006	280,799
565,000	CanWest Media, Inc.	10.625	5/15/2011	614,438
240,338	CCH I, LLC	11.000	10/1/2015	234,329
350,000	Centennial Communications Corporation	8.125	2/1/2014	370,125
230,000	Charter Communications Holdings, LLC	8.625	4/1/2009	195,500
420,000	Charter Communications Holdings, LLC(b)	8.750	11/15/2013	414,750
130,000	Charter Communications Operating, LLC	8.000	4/30/2012	130,975
200,000	Charter Communications Operating, LLC	8.375	4/30/2014	201,000
475,000	Citizens Communications Company	9.250	5/15/2011	521,312
430,000	CSC Holdings, Inc.	7.625	4/1/2011	422,475
420,000	Dex Media West, LLC/Dex Media West Finance Company	9.875	8/15/2013	463,575
390,000	Dex Media, Inc.	8.000	11/15/2013	400,725
348,000	DIRECTV Holdings, LLC	8.375	3/15/2013	379,755
470,000	Dobson Cellular Systems	9.875	11/1/2012	514,650
120,000	Dobson Communications Corporation, Convertible	1.500	10/1/2025	115,950
150,000	EchoStar DBS Corporation	5.750	10/1/2008	147,938
350,000	Eircom Funding	8.250	8/15/2013	379,750

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

High Yield Portfolio II
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (83.6%)	Rate	Date	Value

Communications Services — continued
$120,000	Houghton Mifflin Company	8.250%	2/1/2011	$123,900
236,000	Houghton Mifflin Company(b)	9.875	2/1/2013	250,160
350,000	Intelsat Bermuda, Ltd.	8.625	1/15/2015	357,000
390,000	IPCS Escrow Company	11.500	5/1/2012	450,450
500,000	Kabel Deutschland GmbH	10.625	7/1/2014	552,500
380,000	Nebraska Book Company, Inc.	8.625	3/15/2012	357,200
510,000	Nextel Communications, Inc.	6.875	10/31/2013	541,341
300,000	Nextel Communications, Inc.	5.950	3/15/2014	307,100
390,000	Nextel Partners, Inc.	8.125	7/1/2011	421,200
182,000	PanAmSat Corporation	9.000	8/15/2014	192,010
292,000	PanAmSat Holding Corporation(b,d)	10.375	11/1/2009	201,480
125,000	PRIMEDIA, Inc.(c)	9.165	11/15/2005	131,875
350,000	PRIMEDIA, Inc.	8.000	5/15/2013	352,625
280,000	Qwest Communications International, Inc.(c)	7.297	11/15/2005	276,500
240,000	Qwest Communications International, Inc.(b)	7.250	2/15/2011	233,700
120,000	Qwest Corporation(c)	7.120	12/15/2005	124,800
570,000	Qwest Corporation	7.875	9/1/2011	594,225
180,000	Qwest Corporation	7.625	6/15/2015	183,825
880,000	Qwest Services Corporation	13.500	12/15/2010	1,007,600
200,000	Qwest Services Corporation	14.000	12/15/2014	242,500
170,000	Rainbow National Services, LLC	8.750	9/1/2012	181,262
390,000	Rainbow National Services, LLC	10.375	9/1/2014	440,700
180,000	Rogers Wireless Communications, Inc.	7.250	12/15/2012	190,350
405,000	Rogers Wireless Communications, Inc.	7.500	3/15/2015	436,388
141,000	SBA Telecommunications, Inc.(d)	9.750	12/15/2007	127,958
200,000	Sheridan Group, Inc.	10.250	8/15/2011	208,000
350,000	UbiquiTel Operating Company	9.875	3/1/2011	388,500
250,000	US Unwired, Inc.	10.000	6/15/2012	287,500
470,000	Valor Telecommunications Enterprises, LLC	7.750	2/15/2015	455,900
460,000	Videotron Ltee	6.875	1/15/2014	472,075
380,000	WDAC Subsidiary Corporation(b)	8.375	12/1/2014	367,650
390,000	XM Satellite Radio, Inc.(c)	9.193	11/1/2005	394,388
470,000	Zeus Special Subsidiary, Ltd.(d)	9.250	2/1/2010	310,200

	Total Communications Services			19,221,346

Consumer Cyclical (15.5%)
220,000	Allied Security Escrow Corporation	11.375	7/15/2011	218,350
175,000	AmeriGas Partners, LP/AmeriGas Eagle
	Finance Corporation	10.000	4/15/2006	178,500
460,000	ArvinMeritor, Inc.(b)	8.750	3/1/2012	450,800
450,000	Beazer Homes USA, Inc.	8.625	5/15/2011	473,625
370,000	Blockbuster, Inc.(b)	9.000	9/1/2012	305,250
770,000	Boyd Gaming Corporation	7.750	12/15/2012	809,462
580,000	Buffets, Inc.	11.250	7/15/2010	582,900
360,000	Buhrmann U.S., Inc.	7.875	3/1/2015	361,800
190,000	Caesars Entertainment, Inc.	8.875	9/15/2008	207,812

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

High Yield Portfolio II
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (83.6%)	Rate	Date	Value

Consumer Cyclical — continued
$375,000	Caesars Entertainment, Inc.	7.875%	3/15/2010	$407,812
230,000	Circus & Eldorado Joint Venture/Silver Legacy
	Capital Corporation	10.125	3/1/2012	240,350
580,000	D.R. Horton, Inc.	4.875	1/15/2010	564,280
1,000,000	D.R. Horton, Inc.	5.625	9/15/2014	963,718
240,000	Delphi Corporation	6.550	6/15/2006	176,400
360,000	Delphi Corporation(b)	7.125	5/1/2029	230,400
470,000	Dollarama Group, LP	8.875	8/15/2012	458,250
330,000	Dura Operating Corporation(b)	8.625	4/15/2012	293,700
250,000	Gaylord Entertainment Company	6.750	11/15/2014	241,875
830,000	General Motors Acceptance Corporation	6.875	9/15/2011	754,979
300,000	Group 1 Automotive, Inc.	8.250	8/15/2013	294,000
75,000	Host Marriott, LP(b)	7.125	11/1/2013	76,594
590,000	IAAI Finance Corporation	11.000	4/1/2013	605,909
460,000	Jean Coutu Group (PJC), Inc.(b)	8.500	8/1/2014	457,700
470,000	KB Home	6.250	6/15/2015	455,754
580,000	Kerzner International, Ltd.	6.750	10/1/2015	561,875
480,000	Lear Corporation(b)	5.750	8/1/2014	400,800
1,070,000	MGM MIRAGE(b)	5.875	2/27/2014	1,016,500
610,000	NCL Corporation	10.625	7/15/2014	643,550
240,000	Penn National Gaming, Inc.	6.875	12/1/2011	241,200
520,000	Poster Financial Group, Inc.	8.750	12/1/2011	534,950
480,000	Rent-Way, Inc.	11.875	6/15/2010	528,000
180,000	San Pasqual Casino	8.000	9/15/2013	181,125
456,000	TRW Automotive, Inc.	9.375	2/15/2013	494,760
325,000	Universal City Development Services	11.750	4/1/2010	367,250
290,000	Universal City Florida Holding Company I/II(c)	8.443	11/1/2005	300,875
170,000	Universal City Florida Holding Company I/II(b)	8.375	5/1/2010	176,375
400,000	VICORP Restaurants, Inc.(b)	10.500	4/15/2011	390,000
210,000	Walt Disney Company, Convertible	2.125	4/15/2023	213,412
400,000	Warnaco, Inc.	8.875	6/15/2013	432,000
605,000	WMG Holdings Corporation(d)	9.500	12/15/2009	423,500

	Total Consumer Cyclical			16,716,392

Consumer Non-Cyclical (7.2%)
290,000	ACCO Brands Corporation	7.625	8/15/2015	287,100
90,000	Athena Neurosciences Finance, LLC(b)	7.250	2/21/2008	86,400
300,000	Beverly Enterprises, Inc.	7.875	6/15/2014	332,250
300,000	DaVita, Inc.	6.625	3/15/2013	303,750
290,000	DaVita, Inc.(b)	7.250	3/15/2015	293,988
180,000	Del Laboratories, Inc.	8.000	2/1/2012	148,050
230,000	Elan Finance Corporation, Ltd.	7.750	11/15/2011	202,400
350,000	Fisher Scientific International, Inc.	6.125	7/1/2015	350,875
220,000	IASIS Healthcare, LLC (IASIS Capital Corporation)	8.750	6/15/2014	228,250
540,000	Jostens Holding Corporation(d)	10.250	12/1/2008	388,800
590,000	Lifecare Holdings, Inc.	9.250	8/15/2013	507,400

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

High Yield Portfolio II
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (83.6%)	Rate	Date	Value

Consumer Non-Cyclical — continued
$400,000	Michael Foods, Inc.	8.000%	11/15/2013	$408,500
855,000	Roundy’s, Inc.	8.875	6/15/2012	944,775
420,000	Select Medical Corporation	7.625	2/1/2015	402,150
300,000	Smithfield Foods, Inc.	8.000	10/15/2009	317,250
120,000	Smithfield Foods, Inc.	7.000	8/1/2011	122,400
490,000	Stater Brothers Holdings, Inc.	8.125	6/15/2012	483,875
290,000	Tenet Healthcare Corporation	9.875	7/1/2014	303,050
440,000	Triad Hospitals, Inc.	7.000	5/15/2012	452,100
440,000	US Oncology Holdings, Inc.(c)	9.264	3/15/2006	433,400
250,000	US Oncology, Inc.	9.000	8/15/2012	270,000
150,000	Vanguard Health Holding Company I, LLC(d)	11.250	10/1/2009	108,750
120,000	Ventas Realty, LP/Ventas Capital Corporation	7.125	6/1/2015	124,200
250,000	Warner Chilcott Corporation	8.750	2/1/2015	240,000

	Total Consumer Non-Cyclical			7,739,713

Energy (6.7%)
230,000	Chesapeake Energy Corporation	6.375	6/15/2015	231,150
400,000	Chesapeake Energy Corporation	6.250	1/15/2018	392,000
250,000	EXCO Resources, Inc.	7.250	1/15/2011	258,750
299,000	Hanover Equipment Trust	8.500	9/1/2008	310,960
390,000	Harvest Operations Corporation	7.875	10/15/2011	385,125
460,000	Hornbeck Offshore Services, Inc.	6.125	12/1/2014	456,550
360,000	Kerr-McGee Corporation	6.875	9/15/2011	384,833
410,000	Ocean Rig Norway AS	8.375	7/1/2013	443,825
440,000	Petroleum Geo-Services ASA	10.000	11/5/2010	492,800
405,000	Pogo Producing Company	6.875	10/1/2017	410,569
134,600	Port Arthur Finance Corporation	12.500	1/15/2009	153,444
1,060,000	Premcor Refining Group, Inc.	6.750	5/1/2014	1,128,900
370,000	Pride International, Inc.(b)	7.375	7/15/2014	401,912
300,000	SESI, LLC	8.875	5/15/2011	316,500
200,000	Valero Energy Corporation(e)	7.800	6/14/2010	211,785
325,000	Vintage Petroleum, Inc.	7.875	5/15/2011	339,625
150,000	Vintage Petroleum, Inc.	8.250	5/1/2012	160,500
390,000	Western Oil Sands, Inc.	8.375	5/1/2012	448,012
300,000	Whiting Petroleum Corporation	7.250	5/1/2012	305,250

	Total Energy			7,232,490

Financials (3.1%)
387,000	American Financial Group, Inc., Convertible(d)	1.486	6/2/2008	166,410
1,980,000	Dow Jones CDX(b)	8.250	6/29/2010	1,967,625
290,000	Fairfax Financial Holdings, Ltd.(b)	7.750	4/26/2012	278,400
300,000	FTI Consulting, Inc.	7.625	6/15/2013	306,000
254,000	Refco Finance Holdings, LLC	9.000	8/1/2012	276,225
290,000	Residential Capital Corporation	6.375	6/30/2010	293,793

	Total Financials			3,288,453

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

High Yield Portfolio II
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (83.6%)	Rate	Date	Value

Technology (2.9%)
$120,000	Electronic Data Systems Corporation, Convertible	3.875%	7/15/2023	$118,350
220,000	Freescale Semiconductor, Inc.	6.875	7/15/2011	231,000
220,000	Freescale Semiconductor, Inc.	7.125	7/15/2014	234,300
290,000	MagnaChip Semiconductor SA/MagnaChip
	Semiconductor Finance	6.875	12/15/2011	278,400
400,000	Sanmina-SCI Corporation	10.375	1/15/2010	441,000
60,000	Sanmina-SCI Corporation(b)	6.750	3/1/2013	57,000
120,000	Solar Capital Corporation	9.125	8/15/2013	124,350
290,000	Solar Capital Corporation	10.250	8/15/2015	293,625
540,000	UGS Corporation	10.000	6/1/2012	591,300
350,000	Unisys Corporation	8.000	10/15/2012	343,875
400,000	Xerox Corporation	7.625	6/15/2013	425,000

	Total Technology			3,138,200

Transportation (1.4%)
230,000	H-Lines Finance Holding Corporation(d)	11.000	4/1/2008	190,900
330,000	Horizon Lines, LLC	9.000	11/1/2012	353,512
410,000	Progress Rail Services Corporation	7.750	4/1/2012	417,688
589,549	United Air Lines, Inc.(f)	7.730	7/1/2010	563,350

	Total Transportation			1,525,450

Utilities (9.2%)
200,000	AES Corporation	8.875	2/15/2011	217,000
480,000	AES Corporation	8.750	5/15/2013	525,600
470,000	AmeriGas Partners, LP	7.250	5/20/2015	491,150
420,000	Calpine Generating Company, LLC(c)	9.254	11/1/2005	424,200
387,590	CE Generation, LLC	7.416	12/15/2018	412,273
203,625	Cedar Brakes II, LLC	9.875	9/1/2013	235,920
300,000	Consumers Energy Company	6.300	2/1/2012	302,250
120,000	Dominion Resources, Inc., Convertible	2.125	12/15/2023	141,600
440,000	Dynegy Holdings, Inc.	9.875	7/15/2010	479,600
290,000	Dynegy Holdings, Inc.(b)	6.875	4/1/2011	283,475
850,000	Edison Mission Energy	9.875	4/15/2011	1,007,250
450,000	El Paso Corporation	7.375	12/15/2012	452,250
410,000	El Paso Corporation	7.800	8/1/2031	411,025
175,000	El Paso Natural Gas Corporation	7.625	8/1/2010	181,960
500,000	El Paso Production Holding Company	7.750	6/1/2013	522,500
400,000	Ipalco Enterprises, Inc.	8.375	11/14/2008	424,000
160,000	Ipalco Enterprises, Inc.	8.625	11/14/2011	177,600
275,000	Midwest Generation, LLC	8.750	5/1/2034	306,281
150,000	Mission Energy Holding Company	13.500	7/15/2008	176,625
453,000	NRG Energy, Inc.	8.000	12/15/2013	482,445
110,000	Pacific Energy Partners, LP/Pacific Energy
	Finance Corporation	7.125	6/15/2014	114,125
150,000	Pacific Energy Partners, LP/Pacific Energy
	Finance Corporation	6.250	9/15/2015	150,375

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

High Yield Portfolio II
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (83.6%)	Rate	Date	Value

Utilities — continued
$350,000	Sonat, Inc.(b)	7.625%	7/15/2011	$355,250
500,000	Southern Star Central Corporation	8.500	8/1/2010	536,250
320,000	Texas Genco, LLC/Texas Genco Financing Corporation	6.875	12/15/2014	325,600
210,000	Williams Companies, Inc.	7.625	7/15/2019	227,325
225,000	Williams Companies, Inc.	7.875	9/1/2021	247,500
290,000	Williams Companies, Inc.	8.750	3/15/2032	342,200

	Total Utilities			9,953,629

	Total Long-Term Fixed Income (cost $88,972,406)			90,007,968

Shares	Preferred Stock (1.1%)			Value

5,000	CenterPoint Energy, Inc., Convertible(g)			$173,545
10,277	General Motors Corporation, Convertible			177,587
582	Sovereign Real Estate Investment Corporation			855,540

	Total Preferred Stock (cost $1,239,646)			1,206,672

Shares	Common Stock(h)			Value

1	Orion Refining Corporation (e,g,i)			$0

	Total Common Stock (cost $0)			0

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (11.0%)	Rate(j)	Date	Value

11,825,265	Thrivent Financial Securities Lending Trust	3.770%	N/A	$11,825,265

	Total Collateral Held for Securities Loaned
	(cost $11,825,265)			11,825,265

	The accompanying notes to the Schedule of Investments are an integral part of this schedule.

High Yield Portfolio II
Schedule of Investments as of September 30, 2005 (unaudited)(a)
		Interest	Maturity
Shares	Short-Term Investments (4.3%)	Rate(j)	Date	Value

4,650,874	Thrivent Money Market Portfolio	3.360%	N/A	$4,650,874

	Total Short-Term Investments (at amortized cost)			4,650,874

	Total Investments (cost $106,688,191)			$107,690,779

(a)	The categories of investments are shown as a percentage of total investments.

(b)	All or a portion of the security is on loan.

(c)	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(d)	Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

(e)	Security is fair-valued.

(f)	In bankruptcy.

(g)	Non-income producing security.

(h)	The market value of the denoted categories of investments represents less than 0.1% of the total investments of the Thrivent High Yield Portfolio II.

(i)	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. These securities have been valued from the date of acquisition through September 30, 2005, by obtaining quotations from brokers active with these securities. The following table indicates the acquisition date and cost of restricted securities the Portfolio owned as of September 30, 2005.

	Acquisition
Security	Date	Cost

Orion Refining Corporation	8/3/2001	$0

(j) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

At September 30, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $2,282,827 and $(1,280,239), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Income Portfolio
	Schedule of Investments as of September 30, 2005 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (87.9%)	Rate	Date	Value

Asset-Backed Securities (13.1%)
$9,000,000	Banc of America Securities Auto Trust(b,c)	3.890%	6/18/2008	$8,963,460
3,000,000	Bank One Issuance Trust(d)	3.818	10/15/2005	3,000,621
13,000,000	Chase Credit Card Master Trust(b,c)	5.500	11/17/2008	13,111,449
6,367,632	Chase Funding Mortgage Loan Asset-Backed Certificates	2.734	9/25/2024	6,322,205
3,500,000	Countrywide Asset-Backed Certificates(c)	3.683	8/25/2024	3,448,711
7,000,000	Countrywide Asset-Backed Certificates(b)	3.903	1/25/2031	6,949,866
7,800,462	CPL Transition Funding, LLC(b)	5.010	1/15/2010	7,826,609
10,000,000	DaimlerChrysler Master Owner Trust(b,d)	3.818	10/15/2005	9,993,710
5,000,000	First National Master Note Trust(c,d)	3.868	10/15/2005	5,002,430
10,000,000	GE Dealer Floorplan Master Note Trust(b,c,d)	3.836	10/20/2005	10,002,970
10,000,000	GMAC Mortgage Corporation Loan Trust(b,d)	3.920	10/25/2005	9,985,410
4,500,000	GMAC Mortgage Corporation Loan Trust(d)	3.960	10/25/2005	4,504,990
8,000,000	MBNA Credit Card Master Note Trust(b,d)	3.878	10/15/2005	8,011,800
7,500,000	Nissan Auto Lease Trust	3.180	6/15/2010	7,349,160
2,000,000	Option One Mortgage Loan Trust(d)	3.990	10/25/2005	1,999,954
8,000,000	PG&E Energy Recovery Funding, LLC	3.870	6/25/2011	7,901,720
7,723,154	Popular ABS Mortgage Pass-Through Trust(d)	3.940	10/25/2005	7,721,354
8,953,325	Residential Asset Mortgage Products, Inc.(d)	3.940	10/25/2005	8,953,638
4,000,000	Residential Asset Securities Corporation(c)	3.250	5/25/2029	3,977,244
6,000,000	SLM Student Loan Trust(c,d)	3.660	10/25/2005	5,998,050
6,301,839	Structured Asset Investment Loan Trust(d)	3.910	10/25/2005	6,302,117
3,500,000	Washington Mutual Mortgage Pass-Through Certificates(e)	4.130	10/25/2045	3,500,000

	Total Asset-Backed Securities			150,827,468

Basic Materials (1.7%)
2,500,000	Dow Chemical Company	6.125	2/1/2011	2,664,195
5,900,000	Georgia-Pacific Corporation(b)	8.875	2/1/2010	6,578,500
2,000,000	Glencore Funding, LLC	6.000	4/15/2014	1,894,628
4,400,000	Lubrizol Corporation	5.500	10/1/2014	4,415,435
3,500,000	Precision Castparts Corporation	5.600	12/15/2013	3,564,102

	Total Basic Materials			19,116,860

Capital Goods (3.6%)
4,500,000	Boeing Capital Corporation(c)	6.500	2/15/2012	4,903,749
2,400,000	Crown Euro Holdings SA	9.500	3/1/2011	2,628,000
4,000,000	Goodrich Corporation	7.625	12/15/2012	4,588,380
3,000,000	Hutchison Whampoa International, Ltd.	6.500	2/13/2013	3,205,764
3,630,000	L-3 Communications Corporation	5.875	1/15/2015	3,512,025
1,200,000	L-3 Communications Corporation	6.375	10/15/2015	1,209,000
2,250,000	Masco Corporation	4.800	6/15/2015	2,176,974
5,250,000	Oakmont Asset Trust	4.514	12/22/2008	5,150,901
950,000	Sealed Air Corporation	5.375	4/15/2008	954,652
4,358,845	Systems 2001 Asset Trust, LLC(b)	6.664	9/15/2013	4,671,636
3,500,000	Textron Financial Corporation	4.600	5/3/2010	3,465,570
5,000,000	Tyco International Group SA(b)	6.375	10/15/2011	5,329,410

	Total Capital Goods			41,796,061

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Income Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (87.9%)	Rate	Date	Value

Commercial Mortgage-Backed Securities (11.6%)
$10,000,000	Banc of America Commercial Mortgage, Inc.(e)	4.894%	9/10/2010	$10,050,023
5,395,000	Banc of America Commercial Mortgage, Inc.(b,c)	4.037	11/10/2039	5,219,625
5,250,000	Banc of America Commercial Mortgage, Inc.(b,c)	4.561	11/10/2041	5,152,371
979,877	Banc of America Commercial Mortgage, Inc.(b)	3.366	7/11/2043	967,976
3,000,000	Banc of America Commercial Mortgage, Inc.	5.118	7/11/2043	3,030,144
11,879,896	Banc of America Mortgage Securities, Inc.(c)	4.830	9/25/2035	11,770,842
9,842,265	Commercial Mortgage Pass-Through Certificates(c,d)	3.868	10/15/2005	9,840,690
9,739,459	Credit Suisse First Boston Mortgage
	Securities Corporation(b,d)	3.929	10/15/2005	9,739,440
9,000,000	Credit Suisse First Boston Mortgage
	Securities Corporation(b)	2.843	5/15/2038	8,618,112
9,000,000	General Electric Commercial Mortgage Corporation(b,c)	4.706	5/10/2043	8,945,100
5,500,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation	4.302	1/15/2038	5,329,440
4,250,000	LB-UBS Commercial Mortgage Trust(b)	3.323	3/15/2027	4,122,848
2,000,000	LB-UBS Commercial Mortgage Trust(b)	6.653	11/15/2027	2,161,544
5,663,080	Lehman Brothers “CALSTRS” Mortgage Trust(b)	3.988	11/20/2012	5,587,172
9,302,520	Merrill Lynch Mortgage Investors, Inc.	4.906	6/25/2035	9,342,855
6,250,000	Merrill Lynch Mortgage Trust	4.099	11/15/2010	6,184,656
6,000,000	Merrill Lynch Mortgage Trust	4.747	5/12/2043	5,868,732
9,975,815	Wachovia Bank Commercial Mortgage Trust(d)	3.868	10/15/2005	9,972,433
6,500,000	Wachovia Bank Commercial Mortgage Trust	4.516	5/15/2044	6,390,176
4,855,869	Washington Mutual Mortgage Pass-Through Certificates	4.850	9/25/2035	4,828,935

	Total Commercial Mortgage-Backed Securities			133,123,114

Communications Services (5.0%)
4,500,000	AT&T Wireless Services, Inc.	8.125	5/1/2012	5,277,038
3,500,000	Citizens Communications Company	9.250	5/15/2011	3,841,250
2,500,000	Clear Channel Communications, Inc.	4.500	1/15/2010	2,401,612
3,500,000	Clear Channel Communications, Inc.(f)	5.500	9/15/2014	3,373,520
2,500,000	EchoStar DBS Corporation(b)	5.750	10/1/2008	2,465,625
5,000,000	Interpublic Group of Companies, Inc.	6.250	11/15/2014	4,500,000
500,000	New York Times Company	5.000	3/15/2015	496,644
6,500,000	Nextel Communications, Inc.(b)	5.950	3/15/2014	6,653,836
4,800,000	Qwest Corporation	8.875	3/15/2012	5,244,000
3,000,000	Rogers Wireless Communications, Inc.	6.375	3/1/2014	3,015,000
2,000,000	Sprint Capital Corporation(c)	6.900	5/1/2019	2,239,088
5,000,000	TCI Communications, Inc.	8.750	8/1/2015	6,208,380
2,750,000	Telecom Italia Capital SA	4.000	1/15/2010	2,640,591
3,250,000	Telecom Italia Capital SA(f)	5.250	10/1/2015	3,193,548
2,500,000	Telefonos de Mexico SA de CV	4.750	1/27/2010	2,470,142
2,500,000	Verizon Global Funding Corporation(f)	7.750	12/1/2030	3,045,695

	Total Communications Services			57,065,969

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Income Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (87.9%)	Rate	Date	Value

Consumer Cyclical (4.7%)
$3,000,000	AOL Time Warner, Inc.	6.875%	5/1/2012	$3,278,658
3,620,000	Caesars Entertainment, Inc.	8.125	5/15/2011	4,031,775
5,000,000	Centex Corporation(b)	5.450	8/15/2012	4,942,045
6,570,000	D.R. Horton, Inc.	4.875	1/15/2010	6,391,927
3,750,000	DaimlerChrysler North American Holdings Corporation	4.875	6/15/2010	3,675,071
5,250,000	Ford Motor Credit Company	6.625	6/16/2008	5,131,229
2,100,000	Gap, Inc.(c)	10.550	12/15/2008	2,363,113
5,000,000	General Motors Acceptance Corporation	6.875	9/15/2011	4,548,065
1,250,000	General Motors Acceptance Corporation(f)	6.875	8/28/2012	1,118,698
2,500,000	Harrah’s Operating Company, Inc.	5.750	10/1/2017	2,447,052
1,800,000	Host Marriott, LP	6.375	3/15/2015	1,746,000
4,900,000	Royal Caribbean Cruises, Ltd.	6.875	12/1/2013	5,083,750
3,000,000	Starwood Hotels & Resorts Worldwide, Inc.	7.875	5/1/2012	3,270,000
3,000,000	Viacom, Inc.	7.875	7/30/2030	3,508,596
2,000,000	Yum! Brands, Inc.(b)	8.500	4/15/2006	2,040,914

	Total Consumer Cyclical			53,576,893

Consumer Non-Cyclical (3.0%)
1,200,000	AmerisourceBergen Corporation	5.625	9/15/2012	1,182,000
1,200,000	AmerisourceBergen Corporation	5.875	9/15/2015	1,185,000
3,000,000	Archer-Daniels-Midland Company	5.375	9/15/2035	2,906,721
4,825,000	Bunge Limited Finance Corporation	7.800	10/15/2012	5,558,082
4,200,000	Coventry Health Care, Inc.(c)	5.875	1/15/2012	4,263,000
6,000,000	Delhaize America, Inc.	8.125	4/15/2011	6,502,872
2,500,000	HCA, Inc.	6.250	2/15/2013	2,471,100
1,000,000	Hospira, Inc.	4.950	6/15/2009	1,002,743
3,000,000	Kraft Foods, Inc.(b)	4.125	11/12/2009	2,925,276
3,000,000	Miller Brewing Company	5.500	8/15/2013	3,072,090
3,700,000	Safeway, Inc.(c)	4.800	7/16/2007	3,694,121

	Total Consumer Non-Cyclical			34,763,005

Energy (4.6%)
2,250,000	ANR Pipeline Company	8.875	3/15/2010	2,432,045
1,500,000	Boardwalk Pipelines, LLC	5.500	2/1/2017	1,513,724
3,750,000	Chesapeake Energy Corporation(c)	7.000	8/15/2014	3,937,500
3,500,000	Consolidated Natural Gas Company	5.000	12/1/2014	3,449,778
4,350,000	Enterprise Products Operating, LP(b)	4.625	10/15/2009	4,250,833
1,650,000	Enterprise Products Operating, LP	4.950	6/1/2010	1,621,670
3,000,000	LG-Caltex Oil Corporation	5.500	8/25/2014	3,042,336
3,200,000	Magellan Midstream Partners, LP	6.450	6/1/2014	3,388,768
800,000	Magellan Midstream Partners, LP	5.650	10/15/2016	809,808
3,250,000	Newfield Exploration Company	6.625	9/1/2014	3,380,000
4,500,000	Plains All American Pipeline, LP/PAA Finance Corporation	5.625	12/15/2013	4,576,680
2,500,000	Premcor Refining Group, Inc.	6.125	5/1/2011	2,612,500
7,750,000	Ras Laffan Liquefied Natural Gas Company, Ltd. II	5.298	9/30/2020	7,734,500
1,850,000	Southern Natural Gas Company	8.875	3/15/2010	1,999,682

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Income Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (87.9%)	Rate	Date	Value

Energy — continued
$3,000,000	Transcontinental Gas Pipe Corporation	8.875%	7/15/2012	$3,498,750
1,200,000	Whiting Petroleum Corporation(e)	7.000	2/1/2014	1,216,500
3,000,000	XTO Energy, Inc.(b)	5.000	1/31/2015	2,940,729

	Total Energy			52,405,803

Financials (12.0%)
5,000,000	American International Group, Inc.	5.050	10/1/2015	4,968,970
2,500,000	Archstone-Smith Trust	5.250	5/1/2015	2,487,868
3,500,000	Barnett Capital I(c)	8.060	12/1/2026	3,747,454
3,000,000	BB&T Corporation	4.900	6/30/2017	2,934,990
4,000,000	BNP Paribas SA	5.186	6/29/2015	3,927,208
2,400,000	Capital One Financial Corporation(b)	6.250	11/15/2013	2,539,044
3,500,000	CIT Group Company of Canada	4.650	7/1/2010	3,460,079
3,750,000	Citigroup, Inc.(f)	4.700	5/29/2015	3,662,820
3,000,000	Corestates Capital Trust I(b)	8.000	12/15/2026	3,207,120
4,000,000	Countrywide Home Loans, Inc.(c)	4.000	3/22/2011	3,799,944
5,000,000	Credit Suisse First Boston USA, Inc.	5.125	8/15/2015	4,982,070
2,400,000	EOP Operating, LP	4.650	10/1/2010	2,360,167
2,500,000	ERP Operating, LP	5.125	3/15/2016	2,462,608
5,500,000	Goldman Sachs Group, Inc.(f)	5.125	1/15/2015	5,482,978
2,400,000	Health Care Property Investors, Inc.	5.625	5/1/2017	2,345,402
2,400,000	HRPT Properties Trust	6.400	2/15/2015	2,544,670
7,000,000	HSBC Capital Funding, LP/Jersey Channel Islands	9.547	6/30/2010	8,302,588
4,250,000	International Lease Finance Corporation	4.875	9/1/2010	4,229,196
4,250,000	J.P. Morgan Chase & Company	5.125	9/15/2014	4,239,311
2,000,000	J.P. Morgan Chase & Company(e)	5.150	10/1/2015	1,987,682
2,550,000	Metropolitan Life Global Funding	4.500	5/5/2010	2,522,728
8,000,000	Montpelier Re Holdings, Ltd.	6.125	8/15/2013	8,049,432
3,500,000	Monumental Global Funding II	4.625	3/15/2010	3,496,304
3,000,000	Morgan Stanley	4.750	4/1/2014	2,894,295
2,500,000	Nuveen Investment, Inc.(f)	5.000	9/15/2010	2,475,128
3,000,000	Protective Life Secured Trust(f)	4.850	8/16/2010	3,009,270
2,500,000	Prudential Financial, Inc.	4.750	6/13/2015	2,431,342
2,400,000	Regency Centers, LP	5.250	8/1/2015	2,378,866
5,000,000	Residential Capital Corporation(b)	6.375	6/30/2010	5,065,395
3,000,000	Resona Bank, Ltd.	5.850	4/15/2016	2,960,958
3,500,000	Simon Property Group, LP(b)	4.600	6/15/2010	3,451,406
750,000	Sovereign Bancorp, Inc.	4.800	9/1/2010	744,669
1,500,000	Stingray Pass-Through Trust	5.902	1/12/2015	1,476,675
3,000,000	Student Loan Marketing Corporation	4.500	7/26/2010	2,956,818
5,500,000	Wachovia Bank NA(b,c)	4.875	2/1/2015	5,423,374
3,000,000	Washington Mutual, Inc.	5.250	9/15/2017	2,955,591
6,000,000	Wells Fargo Capital	7.730	12/1/2026	6,396,276
2,800,000	Westfield Capital(b)	4.375	11/15/2010	2,732,386
3,300,000	Willis Group North America, Inc.(b)	5.625	7/15/2015	3,278,771

	Total Financials			138,371,853

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Income Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (87.9%)	Rate	Date	Value

Foreign (0.8%)
$687,500	Pemex Finance, Ltd.	8.450%	2/15/2007	$702,282
6,000,000	Pemex Finance, Ltd.(b)	9.030	2/15/2011	6,663,780
1,500,000	United Mexican States	6.375	1/16/2013	1,596,000

	Total Foreign			8,962,062

Mortgage-Backed Securities (11.2%)
31,500,000	Federal National Mortgage Association Conventional
	15-Yr. Pass Through(e)	5.500	10/1/2020	31,952,812
63,500,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through(e)	5.500	10/1/2035	63,460,312
32,500,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through(e)	6.000	10/1/2035	33,038,265

	Total Mortgage-Backed Securities			128,451,389

Municipal Bonds (0.3%)
3,500,000	Massachusetts State School Building Authority
	Dedicated Sales Tax Revenue Bonds	5.000	8/15/2030	3,672,060

	Total Municipal Bonds			3,672,060

Technology (0.3%)
4,000,000	Anixter International, Inc.(b,f)	5.950	3/1/2015	3,882,756

	Total Technology			3,882,756

Transportation (2.7%)
2,000,000	FedEx Corporation(b)	3.500	4/1/2009	1,921,722
4,136,306	FedEx Corporation	6.845	1/15/2019	4,502,658
4,120,992	FedEx Corporation	6.720	1/15/2022	4,518,462
3,500,000	MISC Capital, Ltd.	5.000	7/1/2009	3,514,644
2,500,000	Northwest Airlines, Inc.(g)	6.841	4/1/2011	2,373,385
6,500,000	Southwest Airlines Company	5.496	11/1/2006	6,570,180
5,000,000	Union Pacific Corporation(b)	4.875	1/15/2015	4,902,815
2,326,021	United Air Lines, Inc.(g)	7.186	4/1/2011	2,279,501

	Total Transportation			30,583,367

U.S. Government (7.5%)

16,500,000	U.S. Treasury Bonds(f)	7.625	2/15/2025	22,778,382
2,000,000	U.S. Treasury Bonds(f)	6.125	8/15/2029	2,434,922
1,930,000	U.S. Treasury Bonds(f)	5.375	2/15/2031	2,162,202
24,875,040	U.S. Treasury Inflation Indexed Bonds(f)	2.375	1/15/2025	26,612,412
5,600,000	U.S. Treasury Notes	4.250	8/15/2015	5,565,000
38,000,000	U.S. Treasury Principal Strips(f)	Zero Coupon	11/15/2022	17,128,386
12,750,000	U.S. Treasury Strips(f)	Zero Coupon	2/15/2013	9,292,774

	Total U.S. Government			85,974,078

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Income Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (87.9%)	Rate	Date	Value

Utilities (5.8%)
$2,500,000	Carolina Power & Light, Inc.(b)	5.150%	4/1/2015	$2,504,075
3,000,000	CenterPoint Energy, Inc.(f)	7.250	9/1/2010	3,257,142
3,000,000	CenterPoint Energy, Inc.(f)	6.850	6/1/2015	3,302,814
5,000,000	Duke Capital, LLC	5.668	8/15/2014	5,077,645
1,500,000	Exelon Corporation(b)	6.750	5/1/2011	1,607,859
3,500,000	Exelon Corporation	5.625	6/15/2035	3,219,587
7,000,000	FirstEnergy Corporation(c)	6.450	11/15/2011	7,453,355
2,500,000	MidAmerican Energy Holdings Company(b)	7.630	10/15/2007	2,635,848
5,800,000	MidAmerican Energy Holdings Company	3.500	5/15/2008	5,601,779
2,250,000	NiSource Finance Corporation	7.875	11/15/2010	2,529,652
573,298	Power Contract Financing, LLC	5.200	2/1/2006	574,634
3,000,000	Power Contract Financing, LLC	6.256	2/1/2010	3,062,940
4,250,870	Power Receivables Finance, LLC	6.290	1/1/2012	4,350,085
2,750,000	Public Service Company of New Mexico	4.400	9/15/2008	2,706,382
3,100,000	TECO Energy, Inc.(b)	7.200	5/1/2011	3,286,000
4,500,000	Texas Genco, LLC/Texas Genco Financing Corporation	6.875	12/15/2014	4,578,750
5,500,000	Texas-New Mexico Power Company	6.125	6/1/2008	5,590,706
3,000,000	TXU Corporation(b)	4.800	11/15/2009	2,890,521
2,500,000	Westar Energy, Inc.	5.150	1/1/2017	2,483,378

	Total Utilities			66,713,152

	Total Long-Term Fixed Income
	(cost $1,010,248,931)			1,009,285,890

Shares	Preferred Stock (0.2%)			Value

31	Federal National Mortgage Association, Convertible			$2,839,596

	Total Preferred Stock (cost $2,832,625)			2,839,596

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (9.2%)	Rate(h)	Date	Value

105,131,308 Thrivent Financial Securities Lending Trust		3.770%	N/A	$105,131,308

	Total Collateral Held for Securities Loaned
	(cost $105,131,308)			105,131,308

	The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Income Portfolio
Schedule of Investments as of September 30, 2004 (unaudited)(a)
Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (2.7%)	Rate(h)	Date	Value

$21,180,000	BP Capital Markets plc	3.880%	10/3/2005	$21,175,435
9,699,381	Thrivent Money Market Portfolio	3.360	N/A	9,699,381

	Total Short-Term Investments (at amortized cost)			30,874,816

	Total Investments (cost $1,149,087,680)			$1,148,131,610

(a)	The categories of investments are shown as a percentage of total investments.

(b)	Earmarked as collateral for long settling trades.

(c)	At September 30, 2005, all or a portion of the denoted securities, valued at $107,091,775, were pledged as the initial margin deposit or earmarked as collateral to cover open financial futures contracts as follows:

					Notional
	Number of	Expiration			Principal	Unrealized
Type	Contracts	Date	Position	Value	Amount	Gain/(Loss)

U.S. Treasury Bond Futures 5 yr.	335	December 2005	Long	$35,797,891	$36,145,958	$(348,067)
U.S. Treasury Bond Futures 10 yr.	355	December 2005	Short	$(39,022,266)	$(39,854,738)	$832,472
U.S. Treasury Bond Futures 20 yr.	200	December 2005	Short	$(22,881,250)	$(23,189,400)	$308,150

(d)	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(e)	Denotes investments purchased on a when-issued basis.

(f)	All or a portion of the security is on loan.

(g)	In bankruptcy.

(h)	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

At September 30, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $9,756,160 and $(10,712,230), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Bond Index Portfolio
	Schedule of Investments as of September 30, 2005 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (73.4%)	Rate	Date	Value

Asset-Backed Securities (11.8%)
$2,000,000	Americredit Automobile Receivables Trust(b,c)	3.760%	10/6/2005	$2,000,328
2,000,000	Banc of America Securities Auto Trust	3.890	6/18/2008	1,991,880
2,000,000	Bear Stearns Asset-Backed Securities, Inc.(c)	4.070	10/25/2005	2,000,000
2,000,000	Caterpillar Financial Asset Trust(b)	3.900	2/25/2009	1,980,380
636,763	Chase Funding Mortgage Loan Asset-Backed Certificates(b)	2.734	9/25/2024	632,221
2,500,000	DaimlerChrysler Master Owner Trust(b,c)	3.818	10/15/2005	2,498,428
1,955,060	Encore Credit Receivables Trust(c)	3.950	10/25/2005	1,955,016
2,390,035	First Franklin Mortgage Loan Asset-Backed Certificates(c)	3.930	10/25/2005	2,390,200
2,000,000	Fremont Home Loan Trust(b,c)	3.990	10/25/2005	1,999,954
2,000,000	GE Dealer Floorplan Master Note Trust(b,c)	3.836	10/20/2005	2,000,594
2,500,000	GE Equipment Small Ticket, LLC	4.380	7/22/2009	2,490,723
2,500,000	GMAC Mortgage Corporation Loan Trust(b,c)	3.920	10/25/2005	2,496,352
450,000	GMAC Mortgage Corporation Loan Trust(c)	3.960	10/25/2005	450,499
65,896	Green Tree Financial Corporation(b)	6.330	11/1/2029	66,299
725,000	Honda Auto Receivables Owner Trust(b)	3.820	5/21/2010	711,117
3,000,000	Hyundai Auto Receivables Trust(b)	3.880	6/16/2008	2,986,689
1,500,000	John Deere Owner Trust(b)	3.980	6/15/2009	1,485,490
1,641,555	Long Beach Mortgage Loan Trust(c)	3.940	10/25/2005	1,641,755
800,000	Massachusetts RRB Special Purpose Trust(b)	3.780	9/15/2010	788,569
450,000	MBNA Credit Card Master Note Trust(c)	3.878	10/15/2005	450,664
2,475,359	National Collegiate Student Loan Trust(c)	3.890	10/25/2005	2,475,882
2,000,000	Option One Mortgage Loan Trust(c)	3.990	10/25/2005	1,999,954
199,587	PECO Energy Transition Trust(b)	6.050	3/1/2009	202,454
2,413,486	Popular ABS Mortgage Pass-Through Trust(c)	3.940	10/25/2005	2,412,923
1,973,807	Residential Asset Securities Corporation(b,c)	3.940	10/25/2005	1,973,878
1,955,066	SLM Student Loan Trust(b,c)	3.660	10/25/2005	1,953,613
2,250,000	Specialty Underwriting and Residential Finance Trust(c)	3.950	10/25/2005	2,250,000
1,400,409	Structured Asset Investment Loan Trust(b,c)	3.910	10/25/2005	1,400,470
2,000,000	Textron Financial Floorplan Master Note Trust(b,c)	3.860	10/13/2005	2,000,000
61,040	Vanderbilt Mortgage Finance Corporation	7.820	11/7/2017	61,446
2,000,000	Wachovia Mortgage Loan Trust, LLC(c)	3.940	10/25/2005	2,000,000

	Total Asset-Backed Securities			51,747,778

Basic Materials (0.3%)
500,000	Alcan, Inc.(b)	5.200	1/15/2014	502,296
300,000	Codelco, Inc.	6.375	11/30/2012	324,002
300,000	Potash Corporation of Saskatchewan, Inc.(b)	7.750	5/31/2011	341,299

	Total Basic Materials			1,167,597

Capital Goods (1.2%)
975,000	Boeing Capital Corporation(d)	6.100	3/1/2011	1,035,548
275,000	Caterpillar, Inc.(b)	4.500	6/15/2009	273,721
1,400,000	General Electric Company(b)	5.000	2/1/2013	1,411,638
225,000	Hutchison Whampoa International, Ltd.(b)	5.450	11/24/2010	229,175
250,000	Hutchison Whampoa International, Ltd.	6.250	1/24/2014	264,249

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Bond Index Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (73.4%)	Rate	Date	Value

Capital Goods — continued
$350,000	John Deere Capital Corporation(b)	7.000%	3/15/2012	$390,573
525,000	Lockheed Martin Corporation(d)	8.200	12/1/2009	593,531
200,000	Northrop Grumman Corporation(b)	7.125	2/15/2011	221,028
500,000	Textron, Inc.(b)	4.500	8/1/2010	494,108
500,000	Tyco International Group SA(b)	6.375	10/15/2011	532,941

	Total Capital Goods			5,446,512

Commercial Mortgage-Backed Securities (4.0%)
1,000,000	Banc of America Commercial Mortgage, Inc.(e)	4.894	9/10/2010	1,005,002
700,000	Banc of America Commercial Mortgage, Inc.(b)	5.118	7/11/2043	707,034
400,000	Bear Stearns Commercial Mortgage Securities, Inc.(b)	3.869	2/11/2041	386,304
2,460,566	Commercial Mortgage Pass-Through Certificates(b,c)	3.868	10/15/2005	2,460,173
2,434,865	Credit Suisse First Boston Mortgage
	Securities Corporation(b,c)	3.929	10/15/2005	2,434,860
1,000,000	Credit Suisse First Boston Mortgage
	Securities Corporation(b)	3.861	3/15/2036	980,347
500,000	Credit Suisse First Boston Mortgage
	Securities Corporation	4.829	11/15/2037	493,060
250,000	Credit Suisse First Boston Mortgage
	Securities Corporation	2.843	5/15/2038	239,392
800,000	General Electric Commercial Mortgage Corporation(b)	4.641	9/10/2013	785,781
750,000	GMAC Commercial Mortgage Securities, Inc.	6.175	5/15/2033	781,841
500,000	GMAC Commercial Mortgage Securities, Inc.	4.547	12/10/2041	489,550
1,000,000	Greenwich Capital Commercial Funding Corporation(b)	5.317	6/10/2036	1,021,584
500,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation(b)	4.654	1/12/2037	491,414
1,000,000	LB-UBS Commercial Mortgage Trust(b)	3.086	5/15/2027	962,109
700,000	LB-UBS Commercial Mortgage Trust	4.786	10/15/2029	688,381
147,981	Morgan Stanley Capital I, Inc.	6.120	3/15/2031	149,525
412,836	Nationslink Funding Corporation(b)	6.316	1/20/2031	428,941
2,493,954	Wachovia Bank Commercial Mortgage Trust(b,c)	3.868	10/15/2005	2,493,108
500,000	Wachovia Bank Commercial Mortgage Trust	4.516	5/15/2044	491,552

	Total Commercial Mortgage-Backed Securities			17,489,958

Communications Services (2.1%)
700,000	AT&T Wireless Services, Inc.(b)	7.875	3/1/2011	796,948
800,000	BellSouth Corporation	5.200	9/15/2014	802,926
200,000	British Telecom plc(b)	8.375	12/15/2010	231,571
400,000	Cingular Wireless, Inc.(b)	6.500	12/15/2011	433,403
225,000	Comcast Corporation(b)	5.500	3/15/2011	229,288
500,000	Cox Communications, Inc.(b)	7.750	11/1/2010	553,284
200,000	Deutsche Telekom International Finance BV	8.500	6/15/2010	226,745
500,000	Deutsche Telekom International Finance BV(d)	5.250	7/22/2013	504,800
200,000	France Telecom SA	9.250	3/1/2011	227,094
400,000	SBC Communications, Inc.	5.875	2/1/2012	418,343

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Bond Index Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (73.4%)	Rate	Date	Value

Communications Services — continued
$700,000	Sprint Capital Corporation(b)	7.625%	1/30/2011	$783,304
550,000	Sprint Capital Corporation	6.900	5/1/2019	615,749
425,000	Tele-Communications, Inc. (TCI Group)(b)	7.875	8/1/2013	491,387
600,000	Telecom Italia Capital SA(b)	5.250	11/15/2013	595,746
1,300,000	Telecom Italia Capital SA(d)	5.250	10/1/2015	1,277,419
1,000,000	Verizon Global Funding Corporation(b)	7.375	9/1/2012	1,134,816

	Total Communications Services			9,322,823

Consumer Cyclical (1.2%)
850,000	AOL Time Warner, Inc.(b)	6.875	5/1/2012	928,953
1,000,000	DaimlerChrysler North American Holdings Corporation(b)	4.750	1/15/2008	994,732
1,300,000	Ford Motor Credit Company(b)	7.250	10/25/2011	1,233,939
910,000	Target Corporation(b)	6.350	1/15/2011	976,415
525,000	Toyota Motor Credit Corporation(b)	2.875	8/1/2008	502,161
500,000	Wal-Mart Stores, Inc.	7.550	2/15/2030	635,694

	Total Consumer Cyclical			5,271,894

Consumer Non-Cyclical (1.3%)
750,000	Bunge Limited Finance Corporation(b)	7.800	10/15/2012	863,950
475,000	Coca-Cola HBC Finance BV	5.125	9/17/2013	479,518
750,000	ConAgra Foods, Inc.(b)	6.000	9/15/2006	759,399
482,000	General Mills, Inc.	6.000	2/15/2012	510,507
400,000	Genetech, Inc.(b)	4.400	7/15/2010	395,400
300,000	GlaxoSmithKline Capital, Inc.(b)	5.375	4/15/2034	303,728
250,000	Kimberly-Clark Corporation(d)	6.375	1/1/2028	283,774
650,000	Kraft Foods, Inc.(b)	6.250	6/1/2012	694,074
500,000	Kroger Company(b)	4.950	1/15/2015	477,036
475,000	Safeway, Inc.(b)	4.125	11/1/2008	462,044
500,000	WellPoint, Inc.(b)	5.000	12/15/2014	497,416

	Total Consumer Non-Cyclical			5,726,846

Energy (0.9%)
500,000	Anadarko Finance Company(b)	6.750	5/1/2011	543,255
500,000	Burlington Resources, Inc.(b)	6.500	12/1/2011	542,120
250,000	Columbia Energy Group(b)	7.320	11/28/2010	250,786
1,000,000	Conoco Funding Company(b)	6.350	10/15/2011	1,084,545
500,000	Consolidated Natural Gas Company	6.850	4/15/2011	545,999
650,000	Union Oil Company of California(b)	5.050	10/1/2012	660,697
500,000	Valero Energy Corporation	4.750	6/15/2013	485,913

	Total Energy			4,113,315

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Bond Index Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (73.4%)	Rate	Date	Value

Financials (5.5%)
$500,000	AIG SunAmerica Global Financing VI(b)	6.300%	5/10/2011	$535,139
500,000	Allstate Corporation(b)	5.000	8/15/2014	494,828
250,000	Associates Corporation of North America(b)	6.250	11/1/2008	261,541
1,075,000	Bank of America Corporation	3.875	1/15/2008	1,059,200
650,000	Bank of America Corporation(d)	4.750	8/15/2013	641,732
1,800,000	Bank One Corporation(b)	5.900	11/15/2011	1,886,476
600,000	BB&T Corporation(b)	6.500	8/1/2011	648,637
1,100,000	BNP Paribas SA(b)	5.186	6/29/2015	1,079,982
725,000	CIT Group, Inc.(b)	4.750	12/15/2010	720,920
450,000	Citigroup, Inc.(b)	3.500	2/1/2008	439,191
590,000	Citigroup, Inc.(b)	5.000	9/15/2014	586,815
250,000	Citigroup, Inc.(b)	4.700	5/29/2015	244,188
725,000	Credit Suisse First Boston USA, Inc.(b)	3.875	1/15/2009	706,834
475,000	EOP Operating, LP(b)	4.750	3/15/2014	457,470
950,000	Goldman Sachs Group, Inc.(b)	6.600	1/15/2012	1,029,857
500,000	Household Finance Corporation(b)	4.750	5/15/2009	498,614
650,000	Household Finance Corporation(b)	6.375	11/27/2012	698,451
350,000	HSBC Finance Corporation	5.000	6/30/2015	344,220
850,000	International Lease Finance Corporation(b)	5.875	5/1/2013	885,765
775,000	Lehman Brothers Holdings, Inc.(b)	3.950	11/10/2009	751,531
800,000	Marsh & McLennan Companies, Inc.(b)	5.750	9/15/2015	791,631
475,000	Merrill Lynch & Company, Inc.	5.000	2/3/2014	472,412
500,000	MetLife, Inc.(b)	5.000	6/15/2015	493,550
1,664,000	Morgan Stanley(b)	5.878	3/1/2007	1,673,518
513,000	Morgan Stanley(b)	7.700	3/1/2032	610,701
1,250,000	Morgan Stanley Dean Witter & Company(b)	6.750	4/15/2011	1,359,799
300,000	PNC Funding Corporation(b)	6.875	7/15/2007	311,511
500,000	ProLogis Trust(b)	5.500	3/1/2013	510,609
500,000	Residential Capital Corporation(b)	6.375	6/30/2010	506,540
500,000	Student Loan Marketing Corporation(b)	4.000	1/15/2010	485,786
550,000	Union Planters Corporation	4.375	12/1/2010	538,367
500,000	Wachovia Bank NA	4.875	2/1/2015	493,034
500,000	Washington Mutual Bank FA(b)	5.500	1/15/2013	510,629
1,100,000	Wells Fargo & Company(b)	4.200	1/15/2010	1,078,342
400,000	Willis Group North America, Inc.(b)	5.625	7/15/2015	397,427

	Total Financials			24,205,247

Foreign (1.7%)
250,000	African Development Bank(b)	6.875	10/15/2015	287,718
350,000	Canadian Government(b)	5.250	11/5/2008	360,267
800,000	European Investment Bank(d)	3.000	6/16/2008	776,186
550,000	Export-Import Bank of Korea(b)	4.125	2/10/2009	537,720
350,000	Inter-American Development Bank	5.375	11/18/2008	359,994
900,000	International Bank for Reconstruction and Development(d)	5.000	3/28/2006	903,690

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Bond Index Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Principal			Interest	Maturity
Amount	Long-Term Fixed Income (73.4%)		Rate	Date	Value

Foreign — continued
$425,000	Pemex Project Funding Master Trust(b)		9.125%	10/13/2010	$497,250
250,000	Province of Nova Scotia(b)		7.250	7/27/2013	291,289
250,000	Province of Ontario		6.000	2/21/2006	251,634
400,000	Province of Quebec(d)		4.875	5/5/2014	404,093
400,000	Province of Quebec		7.500	7/15/2023	513,003
600,000	Republic of Italy(b)		6.000	2/22/2011	640,366
200,000	Republic of Italy(d)		4.375	6/15/2013	198,403
1,275,000	United Mexican States(b)		7.500	1/14/2012	1,430,550

		Total Foreign			7,452,163

Mortgage-Backed Securities (21.6%)
17,020	Federal Home Loan Mortgage Corporation Gold
	15-Yr.	Pass Through	7.500	12/1/2009	17,843
15,595	Federal Home Loan Mortgage Corporation Gold
	15-Yr.	Pass Through	7.000	1/1/2011	16,283
15,999	Federal Home Loan Mortgage Corporation Gold
	15-Yr.	Pass Through	6.500	10/1/2012	16,525
14,007	Federal Home Loan Mortgage Corporation Gold
	15-Yr.	Pass Through	6.500	1/1/2013	14,471
24,273	Federal Home Loan Mortgage Corporation Gold
	15-Yr.	Pass Through	6.000	9/1/2013	24,947
93,709	Federal Home Loan Mortgage Corporation Gold
	15-Yr.	Pass Through	5.500	3/1/2014	95,217
62,776	Federal Home Loan Mortgage Corporation Gold
	15-Yr.	Pass Through	6.000	4/1/2014	64,518
19,996	Federal Home Loan Mortgage Corporation Gold
	15-Yr.	Pass Through	7.000	10/1/2014	20,883
32,509	Federal Home Loan Mortgage Corporation Gold
	15-Yr.	Pass Through	6.500	3/1/2016	33,576
73,969	Federal Home Loan Mortgage Corporation Gold
	15-Yr.	Pass Through	6.000	9/1/2016	76,027
540,659	Federal Home Loan Mortgage Corporation Gold
	15-Yr.	Pass Through	7.000	6/1/2017	564,556
672,213	Federal Home Loan Mortgage Corporation Gold
	15-Yr.	Pass Through	6.000	7/1/2017	690,918
961,437	Federal Home Loan Mortgage Corporation Gold
	15-Yr.	Pass Through	5.500	12/1/2017	975,872
51,296	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	6.000	6/1/2016	52,723
13,430	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	6.500	4/1/2024	13,879
13,154	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	7.000	5/1/2024	13,805
5,560	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	7.500	8/1/2025	5,911

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Bond Index Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Principal			Interest	Maturity
Amount	Long-Term Fixed Income (73.4%)		Rate	Date	Value

Mortgage-Backed Securities — continued
$17,042	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	8.500%	11/1/2025	$18,567
4,667	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	8.000	1/1/2026	4,988
700	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	7.000	6/1/2026	734
8,846	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	7.000	4/1/2027	9,260
9,354	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	7.500	7/1/2027	9,943
16,497	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	7.000	8/1/2027	17,270
8,334	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	7.500	10/1/2027	8,853
11,025	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	7.000	5/1/2028	11,538
43,627	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	6.000	8/1/2028	44,479
11,487	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	6.500	10/1/2028	11,853
21,223	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	6.500	2/1/2029	21,899
33,523	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	6.000	3/1/2029	34,170
11,605	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	7.000	7/1/2029	12,130
32,839	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	7.500	10/1/2029	34,842
17,819	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	7.500	11/1/2029	18,906
36,220	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	6.500	5/1/2031	37,307
115,488	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	6.000	6/1/2031	117,571
55,914	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	7.000	6/1/2031	58,430
130,001	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	6.000	7/1/2031	132,346
30,069	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	7.000	9/1/2031	31,422
77,559	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	6.500	10/1/2031	79,888
570,775	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	6.000	1/1/2032	581,071
84,866	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	7.000	5/1/2032	88,680

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Bond Index Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Principal			Interest	Maturity
Amount	Long-Term Fixed Income (73.4%)		Rate	Date	Value

Mortgage-Backed Securities — continued
$608,690	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	6.500%	7/1/2032	$626,556
427,434	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	6.500	10/1/2032	439,979
769,570	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	6.000	11/1/2032	783,133
10,000,000	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through(e)	5.000	10/1/2035	9,784,380
11,700,000	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through(e)	6.000	10/1/2035	11,901,100
7,856	Federal National Mortgage Association Conventional
	15-Yr.	Pass Through	6.000	4/1/2011	8,084
11,168	Federal National Mortgage Association Conventional
	15-Yr.	Pass Through	7.500	7/1/2011	11,811
8,843	Federal National Mortgage Association Conventional
	15-Yr.	Pass Through	8.000	7/1/2012	9,483
14,672	Federal National Mortgage Association Conventional
	15-Yr.	Pass Through	6.500	12/1/2012	15,181
34,429	Federal National Mortgage Association Conventional
	15-Yr.	Pass Through	6.500	6/1/2013	35,635
51,255	Federal National Mortgage Association Conventional
	15-Yr.	Pass Through	6.000	12/1/2013	52,732
23,900,000	Federal National Mortgage Association Conventional
	15-Yr.	Pass Through(e)	5.000	10/1/2020	23,832,793
11,327	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	10.500	8/1/2020	12,712
12,411	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	8.000	12/1/2024	13,304
13,905	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.000	10/1/2025	14,607
56,274	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.500	11/1/2025	58,208
4,088	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	8.500	12/1/2025	4,453
20,304	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.500	1/1/2026	21,545
7,909	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.000	2/1/2026	8,307
14,137	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.500	5/1/2026	14,610
9,279	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	8.000	9/1/2026	9,940
15,480	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.500	2/1/2027	16,426
5,965	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.000	3/1/2027	6,265

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Bond Index Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Principal			Interest	Maturity
Amount	Long-Term Fixed Income (73.4%)		Rate	Date	Value

Mortgage-Backed Securities — continued
$17,369	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.500%	8/1/2027	$17,944
3,432	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.500	11/1/2027	3,639
19,148	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	9.000	11/1/2027	21,053
4,575	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.000	1/1/2028	4,798
131,682	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.500	2/1/2028	139,640
21,476	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.000	5/1/2028	21,882
10,563	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.500	9/1/2028	10,910
33,670	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.000	10/1/2028	35,298
84,923	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.500	11/1/2028	90,113
101,553	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.000	12/1/2028	103,473
13,503	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.000	12/1/2028	14,156
22,580	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.500	2/1/2029	23,321
78,002	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.000	3/1/2029	79,476
35,332	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.000	3/1/2029	36,997
97,093	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.500	4/1/2029	100,252
19,289	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.500	8/1/2029	19,917
28,490	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.500	8/1/2029	30,175
37,880	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.000	10/1/2029	39,664
22,439	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.500	12/1/2029	23,766
17,559	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	8.000	4/1/2030	18,773
9,713	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.500	12/1/2030	10,281
177,994	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.000	5/1/2031	181,079
343,816	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.500	4/1/2032	354,256

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Bond Index Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Principal			Interest	Maturity
Amount	Long-Term Fixed Income (73.4%)		Rate	Date	Value

Mortgage-Backed Securities — continued
$302,556	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.500%	5/1/2032	$311,743
152,923	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	7.000	5/1/2032	160,074
1,017,000	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.500	7/1/2032	1,047,881
384,516	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.500	8/1/2032	396,191
33,900,000	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through(e)	5.500	10/1/2035	33,878,814
16,919	Government National Mortgage Association
	15-Yr.	Pass Through	6.500	6/15/2009	17,520
47,654	Government National Mortgage Association
	15-Yr.	Pass Through	7.000	9/15/2013	50,049
6,374	Government National Mortgage Association
	30-Yr.	Pass Through	7.500	3/15/2023	6,812
13,671	Government National Mortgage Association
	30-Yr.	Pass Through	7.000	1/15/2024	14,440
7,676	Government National Mortgage Association
	30-Yr.	Pass Through	9.000	9/15/2024	8,447
10,293	Government National Mortgage Association
	30-Yr.	Pass Through	8.000	6/15/2025	11,037
2,677	Government National Mortgage Association
	30-Yr.	Pass Through	8.000	9/15/2026	2,871
25,820	Government National Mortgage Association
	30-Yr.	Pass Through	7.500	3/15/2027	27,462
8,916	Government National Mortgage Association
	30-Yr.	Pass Through	7.500	10/15/2027	9,483
29,168	Government National Mortgage Association
	30-Yr.	Pass Through	7.000	11/15/2027	30,730
25,000	Government National Mortgage Association
	30-Yr.	Pass Through	7.000	1/15/2028	26,319
5,769	Government National Mortgage Association
	30-Yr.	Pass Through	8.000	4/15/2028	6,181
24,377	Government National Mortgage Association
	30-Yr.	Pass Through	6.500	7/15/2028	25,421
25,356	Government National Mortgage Association
	30-Yr.	Pass Through	7.000	8/15/2028	26,694
53,850	Government National Mortgage Association
	30-Yr.	Pass Through	7.500	11/15/2028	57,239
17,377	Government National Mortgage Association
	30-Yr.	Pass Through	6.500	12/15/2028	18,121
97,888	Government National Mortgage Association
	30-Yr.	Pass Through	6.500	3/15/2029	102,014
31,775	Government National Mortgage Association
	30-Yr.	Pass Through	6.500	4/15/2029	33,114

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Bond Index Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (73.4%)	Rate	Date	Value

Mortgage-Backed Securities — continued
$25,766	Government National Mortgage Association
	30-Yr. Pass Through	8.000%	10/15/2030	$27,593
26,620	Government National Mortgage Association
	30-Yr. Pass Through	7.500	1/15/2031	28,264
12,533	Government National Mortgage Association
	30-Yr. Pass Through	7.000	4/15/2031	13,181
70,215	Government National Mortgage Association
	30-Yr. Pass Through	6.500	6/15/2031	73,078
46,906	Government National Mortgage Association
	30-Yr. Pass Through	7.000	9/15/2031	49,333
613,046	Government National Mortgage Association
	30-Yr. Pass Through	6.500	1/15/2032	637,857
107,122	Government National Mortgage Association
	30-Yr. Pass Through	6.500	4/15/2032	111,457
4,000,000	Government National Mortgage Association
	30-Yr. Pass Through(e)	6.500	10/1/2035	4,161,248

	Total Mortgage-Backed Securities			94,516,876

Technology (0.1%)
500,000	International Business Machines Corporation(d)	4.250	9/15/2009	494,436

	Total Technology			494,436

Transportation (0.4%)
500,000	CSX Corporation(b)	5.500	8/1/2013	513,644
475,000	FedEx Corporation(b)	3.500	4/1/2009	456,409
500,000	Union Pacific Corporation(b)	7.000	2/1/2016	567,822

	Total Transportation			1,537,875

U.S. Government (20.5%)

600,000	Federal Home Loan Bank	5.250	8/15/2006	604,564
1,600,000	Federal Home Loan Bank	4.250	4/16/2007	1,596,680
500,000	Federal Home Loan Bank	6.625	8/27/2007	520,131
2,000,000	Federal Home Loan Bank(b)	3.375	2/15/2008	1,952,568
500,000	Federal Home Loan Bank	2.750	3/14/2008	481,990
700,000	Federal Home Loan Bank(b)	5.925	4/9/2008	724,641
500,000	Federal Home Loan Bank(d)	4.500	11/15/2012	496,486
850,000	Federal Home Loan Bank(d)	4.500	9/16/2013	843,192
4,850,000	Federal Home Loan Mortgage Corporation	2.875	12/15/2006	4,763,956
2,100,000	Federal Home Loan Mortgage Corporation	3.625	2/15/2007	2,077,398
500,000	Federal Home Loan Mortgage Corporation	7.100	4/10/2007	519,936
1,000,000	Federal Home Loan Mortgage Corporation(d)	3.500	9/15/2007	984,575
2,225,000	Federal Home Loan Mortgage Corporation(d)	5.750	4/15/2008	2,296,632
1,050,000	Federal Home Loan Mortgage Corporation(d)	6.000	6/15/2011	1,125,094
1,750,000	Federal Home Loan Mortgage Corporation(d)	5.125	7/15/2012	1,800,675
3,100,000	Federal National Mortgage Association(d)	3.250	1/15/2008	3,020,922
1,600,000	Federal National Mortgage Association(d)	5.250	1/15/2009	1,636,946

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Bond Index Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (73.4%)	Rate	Date	Value

U.S. Government — continued

$2,000,000	Federal National Mortgage Association	6.125%	3/15/2012	$2,171,252
500,000	Federal National Mortgage Association	5.960	9/11/2028	564,982
100,000	Federal National Mortgage Association	6.250	5/15/2029	117,611
200,000	Resolution Funding Corporation(b)	8.125	10/15/2019	265,867
250,000	Tennessee Valley Authority(b)	6.000	3/15/2013	272,042
4,700,000	U.S. Treasury Bonds(d)	7.250	5/15/2016	5,814,229
1,800,000	U.S. Treasury Bonds(d)	7.500	11/15/2016	2,278,265
400,000	U.S. Treasury Bonds(d)	8.875	2/15/2019	573,016
250,000	U.S. Treasury Bonds(d)	8.125	8/15/2021	348,652
290,000	U.S. Treasury Bonds(d)	7.625	11/15/2022	392,610
1,000,000	U.S. Treasury Bonds(d)	6.250	8/15/2023	1,195,742
260,000	U.S. Treasury Bonds(d)	7.500	11/15/2024	354,108
350,000	U.S. Treasury Bonds(d)	6.875	8/15/2025	451,199
500,000	U.S. Treasury Bonds(d)	6.375	8/15/2027	619,610
1,000,000	U.S. Treasury Bonds(d)	5.500	8/15/2028	1,123,594
9,675,000	U.S. Treasury Bonds(d)	5.250	11/15/2028	10,538,948
5,000,000	U.S. Treasury Bonds(d)	6.125	8/15/2029	6,087,305
500,000	U.S. Treasury Notes(d)	5.625	2/15/2006	503,144
2,025,000	U.S. Treasury Notes(d)	7.000	7/15/2006	2,069,297
5,000,000	U.S. Treasury Notes(d)	2.750	7/31/2006	4,946,290
6,000,000	U.S. Treasury Notes(d)	4.375	5/15/2007	6,019,920
250,000	U.S. Treasury Notes(d)	3.375	2/15/2008	245,488
3,500,000	U.S. Treasury Notes	5.500	2/15/2008	3,606,092
2,700,000	U.S. Treasury Notes(d)	5.500	5/15/2009	2,820,128
5,250,000	U.S. Treasury Notes(d)	6.000	8/15/2009	5,583,254
5,300,000	U.S. Treasury Notes(d)	5.000	2/15/2011	5,495,231

	Total U.S. Government			89,904,262

Utilities (0.8%)
400,000	CenterPoint Energy Houston Electric, LLC(b)	5.600	7/1/2023	401,796
475,000	Duke Capital Corporation(b)	7.500	10/1/2009	518,530
475,000	FirstEnergy Corporation(b)	6.450	11/15/2011	505,763
475,000	Niagara Mohawk Power Corporation(b)	7.750	10/1/2008	513,871
475,000	Oncor Electric Delivery Company	6.375	1/15/2015	512,791
600,000	Public Service Company of Colorado	7.875	10/1/2012	705,412
225,000	Southern California Edison Company(b)	5.000	1/15/2014	225,164

	Total Utilities			3,383,327

	Total Long-Term Fixed Income (cost $321,727,275)			321,780,909

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Bond Index Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
		Interest	Maturity
Shares	Collateral Held for Securities Loaned (16.4%)	Rate(f)	Date	Value

71,912,221	Thrivent Financial Securities Lending Trust	3.770%	N/A	$71,912,221

	Total Collateral Held for Securities Loaned
	(cost $71,912,221)			71,912,221

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (10.2%)	Rate(f)	Date	Value

$5,000,000	Amsterdam Funding Corporation(b)	3.850	11/16/2005	$4,975,403
11,540,000	Grampian Funding, LLC	3.880	10/3/2005	11,537,512
6,573,000	HBOS Treasury Services plc(b)	3.750	10/21/2005	6,559,306
900,000	Jupiter Securitization Corporation	3.650	10/3/2005	899,818
5,240,000	Preferred Receivables Funding Corporation	3.780	10/28/2005	5,225,145
5,865,000	Thames Asset Global Securitization, Inc.	3.780	10/18/2005	5,854,531
9,549,087	Thrivent Money Market Portfolio	3.360	N/A	9,549,087

	Total Short-Term Investments (at amortized cost)			44,600,802

	Total Investments (cost $438,240,298)			$438,293,932

(a)	The categories of investments are shown as a percentage of total investments.

(b)	Earmarked as collateral for long settling trades.

(c)	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(d)	All or a portion of the security is on loan.

(e)	Denotes investments purchased on a when-issued basis.

(f)	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

At September 30, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $3,236,479 and $(3,182,845), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Limited Maturity Bond Portfolio
	Schedule of Investments as of September 30, 2005 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (85.4%)	Rate	Date	Value

Asset-Backed Securities (25.5%)
$1,500,000	American Express Credit Account Master Trust(b,c)	3.888%	10/15/2005	$1,501,431
3,000,000	Americredit Automobile Receivables Trust(b,c)	3.760	10/6/2005	3,000,492
3,000,000	Americredit Automobile Receivables Trust(b)	3.430	7/6/2011	2,914,626
3,000,000	ARG Funding Corporation(b)	4.290	4/20/2010	2,938,125
3,500,000	Banc of America Securities Auto Trust	3.890	6/18/2008	3,485,790
1,500,000	Bank One Issuance Trust(c)	3.818	10/15/2005	1,500,310
3,000,000	Bear Stearns Asset-Backed Securities, Inc.(c)	4.070	10/25/2005	3,000,000
3,000,000	Capital Auto Receivables Asset Trust(b,d)	3.350	2/15/2008	2,957,964
3,500,000	Caterpillar Financial Asset Trust(b)	3.900	2/25/2009	3,465,665
1,910,290	Chase Funding Mortgage Loan Asset-Backed Certificates(b)	2.734	9/25/2024	1,896,662
3,500,000	CIT Equipment Collateral(d)	4.420	5/20/2009	3,490,182
500,000	Citibank Credit Card Master Trust I	6.100	5/15/2008	505,083
3,000,000	Countrywide Asset-Backed Certificates(d)	3.683	8/25/2024	2,956,038
4,000,000	Countrywide Asset-Backed Certificates	3.903	1/25/2031	3,971,352
433,359	CPL Transition Funding, LLC(b)	5.010	1/15/2010	434,812
4,000,000	CPS Auto Trust	4.520	3/15/2010	3,998,750
3,000,000	Credit Based Asset Servicing and Securitization(d)	3.887	10/25/2034	2,962,758
3,000,000	DaimlerChrysler Master Owner Trust(b,c)	3.818	10/15/2005	2,998,113
1,955,060	Encore Credit Receivables Trust(c)	3.950	10/25/2005	1,955,016
1,000,000	First National Master Note Trust(c)	3.868	10/15/2005	1,000,486
1,500,000	Ford Credit Floorplan Master Owner Trust(c)	3.908	10/15/2005	1,501,670
3,500,000	Fremont Home Loan Trust(c,d)	3.990	10/25/2005	3,499,920
3,000,000	GE Dealer Floorplan Master Note Trust(c,d)	3.836	10/20/2005	3,000,891
3,700,000	GE Equipment Small Ticket, LLC(d)	4.380	7/22/2009	3,686,270
3,000,000	GMAC Mortgage Corporation Loan Trust(b,c)	3.920	10/25/2005	2,995,623
1,500,000	GMAC Mortgage Corporation Loan Trust(b,c)	3.960	10/25/2005	1,501,664
3,000,000	Harley Davidson Motorcycle Trust	3.200	5/15/2012	2,925,762
3,000,000	Honda Auto Receivables Owner Trust(b)	2.910	10/20/2008	2,940,141
2,000,000	Honda Auto Receivables Owner Trust	2.790	3/16/2009	1,955,800
1,500,000	Honda Auto Receivables Owner Trust(b)	2.960	4/20/2009	1,463,692
4,000,000	Hyundai Auto Receivables Trust	3.880	6/16/2008	3,982,252
2,000,000	John Deere Owner Trust(b)	3.980	6/15/2009	1,980,654
2,462,332	Long Beach Mortgage Loan Trust(c)	3.940	10/25/2005	2,462,633
1,000,000	MBNA Credit Card Master Note Trust(b,c)	3.878	10/15/2005	1,001,475
500,000	MBNA Credit Card Master Note Trust(b)	4.950	6/15/2009	503,574
3,500,000	Navistar Financial Corporation	4.010	7/15/2008	3,490,711
3,915,000	Nissan Auto Lease Trust	3.180	6/15/2010	3,836,262
2,500,000	PG&E Energy Recovery Funding, LLC	3.870	6/25/2011	2,469,288
1,500,000	Popular ABS Mortgage Pass-Through Trust	4.000	12/25/2034	1,472,286
3,500,000	Renaissance Home Equity Loan Trust	3.856	1/25/2035	3,453,618
1,150,000	Residential Asset Mortgage Products, Inc.	3.620	7/25/2026	1,139,987
2,000,000	Residential Asset Securities Corporation	3.250	5/25/2029	1,988,622
3,000,000	Residential Asset Securities Corporation	5.010	4/25/2033	2,986,014
2,932,599	SLM Student Loan Trust(b,c)	3.660	10/25/2005	2,930,420
2,000,000	SLM Student Loan Trust(c)	3.660	10/25/2005	1,999,350
2,100,613	Structured Asset Investment Loan Trust(b,c)	3.910	10/25/2005	2,100,706

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (85.4%)	Rate	Date	Value

Asset-Backed Securities — continued
$3,000,000	Textron Financial Floorplan Master Note Trust(b,c)	3.860%	10/13/2005	$3,000,000
3,000,000	Wachovia Mortgage Loan Trust, LLC(c)	3.940	10/25/2005	3,000,000
4,000,000	Washington Mutual Mortgage Pass-Through Certificates(e)	4.130	10/25/2045	4,000,000
3,500,000	World Omni Auto Receivables Trust	4.300	3/20/2008	3,495,464

	Total Asset-Backed Securities			127,698,404

Basic Materials (1.3%)
1,500,000	ICI North America	8.875	11/15/2006	1,565,076
1,100,000	Lubrizol Corporation	4.625	10/1/2009	1,081,347
1,500,000	Monsanto Company	4.000	5/15/2008	1,473,868
2,250,000	Weyerhaeuser Company	5.250	12/15/2009	2,266,117

	Total Basic Materials			6,386,408

Capital Goods (2.1%)
1,500,000	Bombardier Capital, Inc.	6.125	6/29/2006	1,501,875
2,000,000	Goodrich Corporation	6.600	5/15/2009	2,110,638
1,500,000	John Deere Capital Corporation	4.400	7/15/2009	1,482,987
1,500,000	Oakmont Asset Trust(b)	4.514	12/22/2008	1,471,686
1,750,000	Raytheon Company(f)	6.750	8/15/2007	1,808,331
2,000,000	Tyco International Group SA Participation Certificate Trust	4.436	6/15/2007	1,990,410

	Total Capital Goods			10,365,927

Commercial Mortgage-Backed Securities (10.4%)
1,400,000	Banc of America Commercial Mortgage, Inc.(e)	4.894	9/10/2010	1,407,003
1,500,000	Banc of America Commercial Mortgage, Inc.(b)	4.037	11/10/2039	1,451,240
235,171	Banc of America Commercial Mortgage, Inc.	3.366	7/11/2043	232,314
3,464,970	Banc of America Mortgage Securities, Inc.(d)	4.830	9/25/2035	3,433,162
1,300,000	Bear Stearns Commercial Mortgage Securities, Inc.(b)	3.869	2/11/2041	1,255,489
3,500,000	Citigroup Mortgage Loan Trust, Inc.	4.922	8/25/2035	3,500,000
2,952,679	Commercial Mortgage Pass-Through Certificates(b,c)	3.868	10/15/2005	2,952,207
2,921,838	Credit Suisse First Boston Mortgage
	Securities Corporation(b,c)	3.929	10/15/2005	2,921,832
3,474,917	General Electric Commercial Mortgage Corporation(d)	4.792	7/10/2045	3,462,772
5,299,413	Impac CMB Trust(c)	4.090	10/25/2005	5,290,680
3,264,926	Impac CMB Trust(c)	4.110	10/25/2005	3,266,470
3,319,270	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation	2.790	1/12/2039	3,180,697
1,000,000	LB-UBS Commercial Mortgage Trust	3.323	3/15/2027	970,082
3,469,316	LB-UBS Commercial Mortgage Trust	4.747	9/15/2040	3,475,026
849,463	Lehman Brothers “CALSTRS” Mortgage Trust	3.988	11/20/2012	838,076
3,255,882	Merrill Lynch Mortgage Investors, Inc.	4.906	6/25/2035	3,269,999
1,250,000	Merrill Lynch Mortgage Trust	4.099	11/15/2010	1,236,931
2,992,744	Wachovia Bank Commercial Mortgage Trust(c)	3.868	10/15/2005	2,991,730
3,429,935	Washington Mutual Mortgage Pass-Through Certificates(c)	4.150	10/25/2005	3,429,935
3,399,109	Washington Mutual Mortgage Pass-Through Certificates	4.850	9/25/2035	3,380,254

	Total Commercial Mortgage-Backed Securities			51,945,899

	The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (85.4%)	Rate	Date	Value

Communications Services (2.4%)
$1,400,000	ALLTEL Corporation	4.656%	5/17/2007	$1,398,698
1,400,000	CenturyTel, Inc.	4.628	5/15/2007	1,392,348
2,100,000	Cingular Wireless, LLC(b)	5.625	12/15/2006	2,125,435
2,000,000	Comcast Cable Communications, Inc.(d)	6.200	11/15/2008	2,077,036
1,000,000	Qwest Corporation(f)	5.625	11/15/2008	985,000
1,000,000	Telecom Italia Capital SA	4.000	11/15/2008	975,712
1,000,000	Telefonos de Mexico SA de CV	4.500	11/19/2008	987,078
2,000,000	Time Warner Entertainment Company, LP	7.250	9/1/2008	2,124,666

	Total Communications Services			12,065,973

Consumer Cyclical (2.6%)
1,250,000	Carnival Corporation(b)	3.750	11/15/2007	1,226,165
1,800,000	DaimlerChrysler North American Holdings Corporation	4.750	1/15/2008	1,790,518
1,750,000	Ford Motor Credit Company	6.625	6/16/2008	1,710,410
1,500,000	Gap, Inc.	10.550	12/15/2008	1,687,938
2,000,000	General Motors Acceptance Corporation(f)	4.500	7/15/2006	1,985,006
750,000	Starwood Hotels & Resorts Worldwide, Inc.(g)	7.875	5/1/2007	773,438
2,000,000	Viacom, Inc.	5.625	5/1/2007	2,025,034
2,000,000	Yum! Brands, Inc.	8.500	4/15/2006	2,040,914

	Total Consumer Cyclical			13,239,423

Consumer Non-Cyclical (2.4%)
1,400,000	Beckman Coulter, Inc.	7.450	3/4/2008	1,480,539
600,000	Bunge Limited Finance Corporation	7.800	10/15/2012	691,160
2,000,000	Cadbury Schweppes plc	3.875	10/1/2008	1,951,186
750,000	Gillette Company	3.500	10/15/2007	735,189
750,000	Harvard University(b)	8.125	4/15/2007	791,055
1,300,000	HCA, Inc.	5.250	11/6/2008	1,277,155
1,950,000	Kroger Company	6.375	3/1/2008	2,012,106
2,025,000	Miller Brewing Company	4.250	8/15/2008	1,996,247
1,100,000	Safeway, Inc.	6.500	11/15/2008	1,145,112

	Total Consumer Non-Cyclical			12,079,749

Energy (1.7%)
1,000,000	Enterprise Products Operating, LP	4.000	10/15/2007	980,003
1,000,000	Enterprise Products Operating, LP	4.625	10/15/2009	977,203
2,000,000	KeySpan Corporation(d)	4.900	5/16/2008	2,008,328
2,000,000	Marathon Oil Corporation	5.375	6/1/2007	2,021,756
1,500,000	Panhandle Eastern Pipe Line Company	2.750	3/15/2007	1,457,859
900,000	Plains All American Pipeline, LP/PAA Finance Corporation	4.750	8/15/2009	887,098

	Total Energy			8,332,247

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (85.4%)	Rate	Date	Value

Financials (10.7%)
$2,000,000	Abbey National plc(b,g)	6.700%	6/15/2009	$2,089,744
2,000,000	American General Finance Corporation(c)	3.729	10/18/2005	2,002,102
700,000	Barnett Capital I(b)	8.060	12/1/2026	749,491
1,000,000	Capital One Bank	4.875	5/15/2008	1,000,790
750,000	Capital One Financial Corporation(b)	4.738	5/17/2007	749,698
2,250,000	Chubb Corporation	4.934	11/16/2007	2,258,464
700,000	Corestates Capital Trust I	8.000	12/15/2026	748,328
1,000,000	Countrywide Home Loans, Inc.(d)	4.125	9/15/2009	971,145
1,500,000	EOP Operating, LP	6.800	1/15/2009	1,582,682
1,000,000	First Chicago Corporation	6.375	1/30/2009	1,054,779
2,000,000	Goldman Sachs Group, Inc.(f)	3.875	1/15/2009	1,950,208
1,400,000	International Lease Finance Corporation	3.300	1/23/2008	1,357,551
1,500,000	iSTAR Financial, Inc.	4.875	1/15/2009	1,485,633
2,000,000	J.P. Morgan Chase & Company	6.125	10/15/2008	2,078,814
900,000	John Hancock Global Funding II	3.750	9/30/2008	875,209
1,000,000	KeyCorp	4.700	5/21/2009	998,537
3,500,000	Lehman Brothers Holdings E-Capital Trust I(c)	4.590	11/21/2005	3,507,161
2,000,000	Lehman Brothers Holdings, Inc.	3.500	8/7/2008	1,939,644
1,700,000	Marsh & McLennan Companies, Inc.	5.375	3/15/2007	1,703,716
2,000,000	MBNA Europe Funding plc(c)	3.861	12/7/2005	1,999,088
1,500,000	Merrill Lynch & Company, Inc.(b,c)	3.960	10/21/2005	1,508,496
1,000,000	Monumental Global Funding II	3.850	3/3/2008	981,404
1,300,000	Pacific Life Global Funding	3.750	1/15/2009	1,268,318
2,500,000	Premium Asset Trust(c)	3.759	10/17/2005	2,501,562
1,400,000	Pricoa Global Funding I	4.350	6/15/2008	1,386,739
2,000,000	Protective Life Secured Trust	4.000	10/7/2009	1,954,148
1,400,000	Residential Capital Corporation(c,f)	5.385	12/29/2005	1,411,582
2,000,000	Saint Paul Companies, Inc.	5.750	3/15/2007	2,017,842
1,250,000	SLM Corporation	4.000	1/15/2009	1,227,835
750,000	Union Planters Bank	5.125	6/15/2007	754,623
1,500,000	Washington Mutual, Inc.	4.000	1/15/2009	1,462,738
2,000,000	Wells Fargo & Company(b,c)	3.970	12/15/2005	2,003,002
2,000,000	Westpac Banking Corporation(c)	3.896	11/25/2005	2,002,074
2,000,000	World Savings Bank FSB(c)	3.930	12/1/2005	2,001,426

	Total Financials			53,584,573

Foreign (0.3%)
750,000	Export Development Canada(b)	2.750	12/12/2005	748,932
750,000	Nordic Investment Bank	2.750	1/11/2006	747,722
125,000	Pemex Finance, Ltd.	8.450	2/15/2007	127,688

	Total Foreign			1,624,342

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (85.4%)	Rate	Date	Value

Mortgage-Backed Securities (9.8%)
$23,500,000	Federal National Mortgage Association Conventional
	15-Yr. Pass Through(e)	5.500%	10/1/2020	$23,837,812
25,000,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through(e)	6.000	10/1/2035	25,414,049

	Total Mortgage-Backed Securities			49,251,861

Municipal Bonds (0.2%)
500,000	Minneapolis & St. Paul Metropolitan Airports Commission	4.850	1/1/2006	500,720
750,000	Washington State Office of the State Treasurer(b)	4.500	7/1/2007	750,202

	Total Municipal Bonds			1,250,922

Technology (0.4%)
2,000,000	Deluxe Corporation	3.500	10/1/2007	1,940,190

	Total Technology			1,940,190

Transportation (0.6%)
1,300,000	FedEx Corporation	3.500	4/1/2009	1,249,119
1,500,000	MISC Capital, Ltd.	5.000	7/1/2009	1,506,276

	Total Transportation			2,755,395

U.S. Government (11.7%)

2,500,000	Federal Home Loan Bank	4.250	4/16/2007	2,494,812
4,000,000	Federal Home Loan Bank	4.100	6/13/2008	3,945,500
3,500,000	Federal Home Loan Mortgage Corporation	4.125	4/2/2007	3,488,202
2,000,000	Federal Home Loan Mortgage Corporation	4.625	8/15/2008	1,997,964
5,000,000	Federal National Mortgage Association	3.125	12/15/2007	4,864,970
1,600,000	Federal National Mortgage Association	4.400	7/28/2008	1,586,880
4,000,000	Federal National Mortgage Association	4.000	9/2/2008	3,939,880
1,000,000	U.S. Department of Housing and Urban Development	3.450	8/1/2006	992,875
9,500,000	U.S. Treasury Notes(f)	1.875	1/31/2006	9,441,366
1,300,000	U.S. Treasury Notes	4.000	9/30/2007	1,296,496
2,700,000	U.S. Treasury Notes(f)	3.375	2/15/2008	2,651,273
8,250,000	U.S. Treasury Notes(f)	3.750	5/15/2008	8,161,700
5,500,000	U.S. Treasury Notes(f)	3.250	8/15/2008	5,361,213
7,557,010	U.S. Treasury Notes(f)	3.500	1/15/2011	8,345,069

	Total U.S. Government			58,568,200

Utilities (3.3%)
2,000,000	Carolina Power & Light, Inc.(d)	5.950	3/1/2009	2,069,844
1,600,000	CenterPoint Energy, Inc.(b)	5.875	6/1/2008	1,633,134
1,750,000	Dominion Resources, Inc.(c)	4.300	12/28/2005	1,749,520
675,000	DPL, Inc.	6.250	5/15/2008	698,625
1,500,000	DTE Energy Company(b)	5.630	8/16/2007	1,520,298
1,500,000	FirstEnergy Corporation(b)	5.500	11/15/2006	1,512,681
500,000	Indiana Michigan Power Company	6.125	12/15/2006	507,937
1,250,000	MidAmerican Energy Holdings Company	3.500	5/15/2008	1,207,280

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (85.4%)	Rate	Date	Value

Utilities — continued
$1,000,000	Pacific Gas & Electric Company	3.600%	3/1/2009	$965,904
183,455	Power Contract Financing, LLC	5.200	2/1/2006	183,883
671,190	Power Receivables Finance, LLC	6.290	1/1/2012	686,856
3,000,000	PSEG Funding Trust	5.381	11/16/2007	3,023,382
600,000	Texas-New Mexico Power Company	6.125	6/1/2008	609,895

	Total Utilities			16,369,239

	Total Long-Term Fixed Income (cost $430,780,920)			427,458,752

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (8.6%)	Rate(h)	Date	Value

42,810,593	Thrivent Financial Securities Lending Trust	3.77%	N/A	$42,810,593

	Total Collateral Held for Securities Loaned
	(cost $42,810,593)			42,810,593

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (6.0%)	Rate(h)	Date	Value

$12,420,000	Amsterdam Funding Corporation	3.880%	10/3/2005	$12,417,323
9,770,006	Thrivent Money Market Portfolio	3.360	N/A	9,770,006
8,000,000	Thunder Bay Funding, Inc.	3.760	10/3/2005	7,998,329

	Total Short-Term Investments (at amortized cost)			30,185,658

	Total Investments (cost $503,777,171)			$500,455,003

(a)	The categories of investments are shown as a percentage of total investments.

(b)	Earmarked as collateral for long settling trades.

(c)	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(d)	At September 30, 2005, all or a portion of the denoted securities, valued at $33,600,833, were pledged as the initial margin deposit or earmarked as collateral to cover open financial futures contracts as follows:

					Notional
	Number of	Expiration			Principal	Unrealized
Type	Contracts	Date	Position	Value	Amount	Gain

U.S. Treasury Bond Futures 5 yr.	55	December 2005	Short	$(5,877,266)	$(5,969,054)	$91,788
U.S. Treasury Bond Futures 10 yr.	149	December 2005	Short	$(16,378,359)	$(16,627,657)	$249,298

(e)	Denotes investments purchased on a when-issued basis.

(f)	All or a portion of the security is on loan.

(g)	Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

(h)	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

At September 30, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $564,278 and $(3,886,446), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Mortgage Securities Portfolio
	Schedule of Investments as of September 30, 2005 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (79.5%)	Rate	Date	Value

Asset-Backed Securities (17.0%)
$1,836	Advanta Mortgage Loan Trust	7.750%	10/25/2026	$1,847
2,000,000	Americredit Automobile Receivables Trust(b,c)	3.760	10/6/2005	2,000,328
744,911	Countrywide Asset-Backed Certificates(b,c)	3.970	10/25/2005	745,047
2,390,035	First Franklin Mortgage Loan Asset-Backed Certificates(b,c)	3.930	10/25/2005	2,390,200
1,000,000	First National Master Note Trust(b,c)	3.878	10/15/2005	1,001,139
2,000,000	GMAC Mortgage Corporation Loan Trust(b,c)	3.920	10/25/2005	1,997,082
1,000,000	MBNA Credit Card Master Note Trust(b,c)	3.878	10/15/2005	1,003,810
2,000,000	Navistar Financial Corporation(b,c)	4.030	10/25/2005	2,001,448
635,723	New Century Home Equity Loan Trust(b,c)	4.080	10/25/2005	635,817
1,172,871	New Century Home Equity Loan Trust(b,c)	4.220	10/25/2005	1,176,109
150,144	Residential Asset Securities Corporation(b,c,d)	3.930	10/25/2005	150,140
2,500,000	Residential Asset Securities Corporation(b)	3.250	5/25/2029	2,485,778
1,955,066	SLM Student Loan Trust(b,c,d)	3.660	10/25/2005	1,953,613
2,000,000	Textron Financial Floorplan Master Note Trust(b,c)	3.860	10/13/2005	2,000,000
2,000,000	Volkswagon Auto Lease Trust(b,c,d)	3.919	10/20/2005	2,000,136

	Total Asset-Backed Securities			21,542,494

Commercial Mortgage-Backed Securities (15.6%)
1,500,000	Banc of America Commercial Mortgage, Inc.(b,d)	4.561	11/10/2041	1,472,106
447,533	Banc of America Large Loan(b,c)	3.968	10/15/2005	447,572
989,991	Banc of America Mortgage Securities, Inc.(b)	4.830	9/25/2035	980,903
1,968,453	Commercial Mortgage Pass-Through Certificates(b,c,d)	3.868	10/15/2005	1,968,138
805,119	Commercial Mortgage Pass-Through Certificates(b,c,d)	4.012	10/15/2005	805,447
1,947,892	Credit Suisse First Boston Mortgage
	Securities Corporation(b,c)	3.929	10/15/2005	1,947,888
2,000,000	Credit Suisse First Boston Mortgage
	Securities Corporation(b,c)	3.968	10/15/2005	1,999,996
770,372	Credit Suisse First Boston Mortgage
	Securities Corporation(b,c)	4.200	10/25/2005	769,916
2,000,000	Greenwich Capital Commercial Funding Corporation(b,c)	3.896	10/5/2005	2,000,618
1,040,726	GSAA Home Equity Trust(b,c)	3.970	10/25/2005	1,040,547
1,766,471	Impac CMB Trust(b,c)	4.090	10/25/2005	1,763,560
2,000,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation(b)	5.038	3/15/2046	2,005,752
930,252	Merrill Lynch Mortgage Investors, Inc.(b)	4.906	6/25/2035	934,286
1,425,988	MLCC Mortgage Investors, Inc.(b,c)	4.160	10/25/2005	1,426,929
139,704	Structured Asset Securities Corporation(b,c)	3.980	10/25/2005	139,698

	Total Commercial Mortgage-Backed Securities			19,703,356

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mortgage Securities Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (79.5%)	Rate	Date	Value

Mortgage-Backed Securities (45.3%)
$8,000,000	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through(e)	5.500%	10/1/2020	$8,115,000
7,000,000	Federal National Mortgage Association Conventional
	15-Yr. Pass Through(e)	5.000	10/1/2020	6,980,316
29,000,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through(e)	5.500	10/1/2035	28,981,875
13,000,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through(e)	6.000	10/1/2035	13,215,306

	Total Mortgage-Backed Securities			57,292,497

U.S. Government (1.6%)

1,000,000	U.S. Treasury Notes(b,d)	4.000	2/15/2015	973,438
1,004,420	U.S. Treasury Notes(b)	1.875	7/15/2015	1,013,287

	Total U.S. Government			1,986,725

	Total Long-Term Fixed Income (cost $101,247,350)			100,525,072

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mortgage Securities Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (20.5%)	Rate(f)	Date	Value

$400,000	Amsterdam Funding Corporation(b)	3.780%	10/28/2005	$398,866
1,220,000	Barton Capital Corporation(b)	3.800	10/7/2005	1,219,227
762,000	Bryant Park Fund(b)	3.770	10/12/2005	761,122
2,575,000	Corporate Receivables Corporation Funding, LLC	3.840	11/7/2005	2,564,837
1,200,000	Dexia Delaware, LLC(b)	3.770	10/5/2005	1,199,497
637,000	Edison Asset Securitization, LLC(b)	3.760	10/14/2005	636,135
839,000	Falcon Asset Securitization Corporation(b)	3.780	11/2/2005	836,181
2,110,000	Grampian Funding, LLC	3.880	10/3/2005	2,109,545
984,000	Jupiter Securitization Corporation	3.650	10/3/2005	983,801
924,000	Kitty Hawk Funding Corporation(b)	3.780	10/25/2005	921,672
1,110,000	Nieuw Amsterdam Receivables(b)	3.820	11/3/2005	1,106,113
950,000	Park Avenue Receivables Corporation(b)	3.800	10/11/2005	948,997
750,000	Park Avenue Receivables Corporation(b)	3.780	10/21/2005	748,425
1,186,000	Preferred Receivables Funding Corporation(b)	3.720	10/14/2005	1,184,407
1,184,000	Preferred Receivables Funding Corporation	3.780	10/27/2005	1,180,768
635,000	Ranger Funding Company, LLC(b)	3.830	11/3/2005	632,771
891,000	River Fuel Trust No. 1(b)	3.750	10/21/2005	889,144
1,300,000	Royal Bank of Scotland plc(b)	3.750	10/4/2005	1,299,594
1,000,000	Royal Bank of Scotland plc(b)	3.770	10/17/2005	998,324
1,200,000	Thames Asset Global Securitization, Inc.(d)	3.850	10/13/2005	1,198,815
1,132,000	Thames Asset Global Securitization, Inc.(b)	3.780	10/18/2005	1,129,985
780	Thrivent Money Market Portfolio	3.360	N/A	780
1,862,000	Thunder Bay Funding, Inc.(b)	3.780	10/18/2005	1,858,676
1,059,000	Triple A-1 Funding Corporation(b)	3.780	10/13/2005	1,057,666

	Total Short-Term Investments (at amortized cost)			25,865,348

	Total Investments (cost $127,112,698)			$126,390,420

(a)	The categories of investments are shown as a percentage of total investments.

(b)	Earmarked as collateral for long settling trades.

(c)	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(d)	At September 30, 2005, all or a portion of the denoted securities, valued at $3,298,890 were earmarked as collateral to cover call options written as follows:

	Number of	Exercise	Expiration		Unrealized
Call Options	Contracts	Price	Date	Value	Gain

FNMA Conventional 30-Yr. Pass Through	1	$100.63	Oct 2005	$(938)	$7,500

(e)	Denotes investments purchased on a when-issued basis.

(f)	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

At September 30, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $68,400 and $(790,678), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

	Money Market Portfolio
	Schedule of Investments as of September 30, 2005 (unaudited)(a)
Principal		Interest	Maturity
Amount	Commercial Paper (68.8%)	Rate(b)	Date	Value

Asset-Backed Commercial Paper (2.5%)
$1,000,000	GOVCO, Inc.	3.560%	10/12/2005	$998,912
1,378,000	GOVCO, Inc.	3.710	10/13/2005	1,376,296
6,500,000	GOVCO, Inc.	3.760	11/23/2005	6,464,019

	Total Asset-Backed Commercial Paper			8,839,227

Banking — Domestic (6.8%)
2,300,000	Barclays U.S. Funding, LLC	3.730	11/28/2005	2,286,179
600,000	BNP Paribas North America	3.800	12/2/2005	596,073
7,800,000	Depfa Bank NY	3.350	10/7/2005	7,800,000
1,350,000	Dexia Delaware, LLC	3.770	10/5/2005	1,349,445
1,400,000	Dexia Delaware, LLC	3.650	10/17/2005	1,397,729
5,200,000	New York Hospital Fund	3.730	11/2/2005	5,182,759
1,202,000	River Fuel Funding Company No. 3	3.700	10/14/2005	1,200,394
3,342,000	UBS Finance Corporation	3.900	12/7/2005	3,317,743
1,000,000	UBS Finance Corporation	3.920	12/9/2005	992,554

	Total Banking — Domestic			24,122,876

Banking — Foreign (1.7%)
1,750,000	HBOS Treasury Services plc	3.750	10/6/2005	1,749,089
884,000	HBOS Treasury Services plc	3.750	11/14/2005	879,948
3,285,000	Royal Bank of Scotland plc	3.770	10/17/2005	3,279,671

	Total Banking — Foreign			5,908,708

Consumer Cyclical (1.9%)
6,700,000	Toyota Motor Credit Corporation	3.750	10/27/2005	6,681,854

	Total Consumer Cyclical			6,681,854

Education (7.3%)
2,545,000	Duke University	3.750	12/1/2005	2,528,829
2,600,000	Northwestern University	3.550	10/3/2005	2,599,487
5,200,000	Northwestern University	3.630	11/1/2005	5,183,745
1,300,000	Northwestern University	3.630	11/7/2005	1,295,150
4,825,000	Northwestern University	3.800	12/1/2005	4,793,932
1,300,000	Northwestern University	3.700	12/2/2005	1,291,716
8,100,000	Yale University	3.700	11/1/2005	8,074,191

	Total Education			25,767,050

Finance (42.1%)
1,125,000	ABN Amro NA Finance	3.635	11/15/2005	1,119,888
4,007,000	Amsterdam Funding Corporation	3.710	10/11/2005	4,002,870
1,086,000	Bryant Park Fund	3.770	10/20/2005	1,083,839
5,300,000	Bryant Park Fund	3.720	11/15/2005	5,275,355
3,900,000	Corporate Asset Finance Company, LLC	3.590	10/18/2005	3,893,389
2,460,000	Corporate Receivables Corporation Funding, LLC	3.840	11/15/2005	2,448,192
7,800,000	Curzon Funding, LLC	3.690	11/8/2005	7,769,619
1,691,000	Falcon Asset Securitization Corporation	3.850	11/21/2005	1,681,777

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Money Market Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Principal		Interest	Maturity
Amount	Commercial Paper (68.8%)	Rate(b)	Date	Value

Finance — continued
$7,500,000	Fountain Square Commercial Funding Corporation	3.595%	10/26/2005	$7,481,276
2,030,000	Galaxy Funding, Inc.	3.610	10/28/2005	2,024,504
6,700,000	Galaxy Funding, Inc.	3.770	10/31/2005	6,678,951
8,100,000	Galaxy Funding, Inc.	3.900	12/16/2005	8,033,310
3,233,000	Golden Funding Corporation	3.640	10/31/2005	3,223,193
1,050,000	Golden Funding Corporation	3.725	12/14/2005	1,041,960
7,000,000	Golden Funding Corporation	3.775	12/30/2005	6,933,938
3,640,000	Grampian Funding, LLC	3.600	11/7/2005	3,626,532
5,200,000	Grampian Funding, LLC	3.710	12/5/2005	5,165,167
1,650,000	Jupiter Securitization Corporation	3.700	10/7/2005	1,648,985
1,400,000	Jupiter Securitization Corporation	3.780	10/13/2005	1,398,264
1,045,000	Louis Dreyfus Corporation	3.790	10/17/2005	1,043,240
1,640,000	Louis Dreyfus Corporation	3.790	10/20/2005	1,636,720
5,898,000	Nieuw Amsterdam Receivables	3.910	10/3/2005	5,896,719
2,973,000	Nieuw Amsterdam Receivables	3.650	10/7/2005	2,971,191
6,750,000	Nieuw Amsterdam Receivables	3.680	10/17/2005	6,738,960
2,210,000	Nieuw Amsterdam Receivables	3.750	12/14/2005	2,192,965
2,330,000	Nieuw Amsterdam Receivables	4.000	1/3/2006	2,305,664
1,477,000	Old Line Funding Corporation	3.800	11/8/2005	1,471,076
7,560,000	Park Avenue Receivables Corporation	3.870	10/3/2005	7,558,375
2,390,000	Park Avenue Receivables Corporation	3.800	10/11/2005	2,387,550
6,500,000	Park Avenue Receivables Corporation	3.680	10/25/2005	6,484,053
8,000,000	Ranger Funding Company, LLC	3.750	10/17/2005	7,986,667
6,773,000	Ranger Funding Company, LLC	3.770	10/20/2005	6,759,524
2,680,000	Sheffield Receivables Corporation	3.790	10/12/2005	2,676,896
5,400,000	Solitaire Funding, LLC	3.920	12/13/2005	5,357,076
1,219,000	Thunder Bay Funding, Inc.	3.750	10/7/2005	1,218,258
8,040,000	Thunder Bay Funding, Inc.	3.760	10/17/2005	8,026,707
2,184,000	Triple A-1 Funding Corporation	3.730	10/7/2005	2,182,642

	Total Finance			149,425,292

Insurance (4.2%)
5,200,000	American Family Financial Services, Inc.	3.340	10/14/2005	5,193,728
5,360,000	Torchmark Corporation	3.730	10/13/2005	5,353,336
1,750,000	Torchmark Corporation	3.780	10/24/2005	1,745,774
2,680,000	Torchmark Corporation	3.790	10/25/2005	2,673,229

	Total Insurance			14,966,067

U.S. Municipal (2.3%)

8,000,000	Michigan State Multi Modal Bonds (Series B)	3.780	10/24/2005	8,000,000

	Total U.S. Municipal			8,000,000

	Total Commercial Paper			243,711,074

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Money Market Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Principal		Interest	Maturity
Amount	Other(c)	Rate(b)	Date	Value

$5,000	Barclays Prime Money Market Fund	3.730%	N/A	$5,000

	Total Other			5,000

Principal		Interest	Maturity
Amount	Public Corporate (0.4%)	Rate(b)	Date	Value

$1,000,000	General Electric Capital Corporation	6.800%	11/1/2005	$1,002,451
480,000	Household Finance Corporation	7.200	7/15/2006	490,301

	Total Public Corporate			1,492,752

Principal		Interest	Maturity
Amount	U.S. Government (0.7%)	Rate(b)	Date	Value

$2,000,000	Federal Home Loan Bank	2.500%	11/2/2005	$2,000,000
450,000	Federal National Mortgage Association	4.050	8/14/2006	450,000

	Total U.S. Government			2,450,000

Principal		Interest	Maturity
Amount	Variable Rate Notes (30.1%)(d)	Rate(b)	Date	Value

Banking — Domestic (9.4%)
$5,200,000	Bank of America Corporation	4.130%	12/1/2005	$5,202,310
3,250,000	Bank of New York Company, Inc.	3.710	10/11/2005	3,250,000
2,600,000	Bank of New York Company, Inc.	3.820	10/27/2005	2,601,068
6,500,000	Fifth Third Bancorp	3.790	10/24/2005	6,500,000
3,250,000	Royal Bank of Scotland NY	3.688	10/17/2005	3,249,323
5,775,000	Wells Fargo & Company	3.742	10/17/2005	5,775,000
6,705,000	Wells Fargo & Company	3.955	12/5/2005	6,709,445

	Total Banking — Domestic			33,287,146

Banking — Foreign (4.1%)
4,050,000	BNP Paribas SA	3.800	10/26/2005	4,050,000
6,500,000	HBOS Treasury Services plc	3.683	10/27/2005	6,501,166
4,000,000	Royal Bank of Scotland plc	3.782	10/21/2005	4,000,000

	Total Banking — Foreign			14,551,166

Brokerage (3.0%)
7,800,000	Goldman Sachs Group, Inc.	4.120	12/21/2005	7,808,702
2,900,000	Merrill Lynch & Company, Inc.	4.030	10/13/2005	2,904,125

	Total Brokerage			10,712,827

Consumer Cyclical (3.3%)
5,200,000	American Honda Finance Corporation	3.960	11/15/2005	5,209,375
6,500,000	American Honda Finance Corporation	3.981	12/7/2005	6,500,000

	Total Consumer Cyclical			11,709,375

	The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Money Market Portfolio
Schedule of Investments as of September 30, 2005 (unaudited)(a)
Principal		Interest	Maturity
Amount	Variable Rate Notes (30.1%)(d)	Rate(b)	Date	Value

Consumer Non-Cyclical (1.3%)
$4,540,000	Procter & Gamble Company	3.768%	12/9/2005	$4,540,000

	Total Consumer Non-Cyclical			4,540,000

Finance (2.9%)
2,367,000	General Electric Capital Corporation	3.947	11/7/2005	2,368,979
8,100,000	Union Hamilton Special Funding, LLC	4.000	12/28/2005	8,100,000

	Total Finance			10,468,979

Insurance (3.8%)
2,000,000	Allstate Financial Global Funding	4.010	12/20/2005	2,000,705
5,675,000	Allstate Life Global Funding II	3.723	10/10/2005	5,675,000
5,775,000	Allstate Life Global Funding II	3.762	10/17/2005	5,775,000

	Total Insurance			13,450,705

U.S. Municipal (2.3%)

2,760,000	Alaska Housing Finance Corporation Variable-Taxable
	Governmental Purpose Bonds (Series D) (MBIA Insured)	3.860	10/6/2005	2,760,000
2,300,000	Illinois Student Assistance Commission	3.800	10/5/2005	2,300,000
3,000,000	Ohio State Air Quality Development Authority Revenue
	Bonds (Columbus and Southern) (Series B)	3.850	10/5/2005	3,000,000

	Total U.S. Municipal			8,060,000

	Total Variable Rate Notes			106,780,198

	Total Investments (at amortized cost)			$354,439,024

(a)	The categories of investments are shown as a percentage of total investments.

(b)	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(c)	The market value of the denoted categories of investments represents less than 0.1% of the total investments of the Thrivent Money Market Portfolio.

(d)	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

THRIVENT SERIES FUND, INC. NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2005 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments — Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

All securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Directors.

For all Portfolios other than the Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair Valuation of International Securities — As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

Options — All Portfolios except the Money Market Portfolio may buy put and call options and write covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts — Certain Portfolios may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities — The High Yield Portfolio and High Yield Portfolio II invest primarily in high-yielding fixed-income securities. Each of the other Portfolios except the Money Market Portfolio may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts —

The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Portfolio’s hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction, which could result in additional losses to the Portfolio.

Item 2. Controls and Procedures

(a)(i) Registrant's President and Treasurer have concluded that registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant's President and Treasurer are aware of no change in registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant's internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: November 28, 2005

THRIVENT SERIES FUND, INC.

By: /s/ Pamela J. Moret
__________________________
Pamela J. Moret
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 28, 2005

By: /s/ Pamela J. Moret
__________________________
Pamela J. Moret
President

Date: November 28, 2005

By: /s/ Gerard V. Vaillancourt
__________________________
Gerard V. Vaillancourt
Treasurer